UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders for the Goldman Sachs Absolute Return Tracker Fund, Goldman Sachs Commodity Strategy Fund, Goldman Sachs Dynamic Global Equity Fund, Goldman Sachs International Equity Dividend and Premium Fund, Goldman Sachs U.S. Equity Dividend and Premium Fund, Goldman Sachs Conservative Allocation Fund (formerly, Goldman Sachs Balanced Strategy Portfolio), Goldman Sachs Moderate Allocation Fund (formerly, Goldman Sachs Growth and Income Strategy Portfolio), and Goldman Sachs Growth Allocation Fund (formerly, Goldman Sachs Growth Strategy Portfolio) is filed herewith.

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Absolute Return Tracker Fund

GARTX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Interest Rate	2.4	0.1	2.3	-2.2
Commodities	3.9	2.0	2.0	0.1
Developed Markets Equity Volatility	8.4	2.0	6.4	-4.5
Convertible Securities	1.2	1.2	-	1.2
Interest Rate Volatility	0.4	0.4	-	0.4
FX Volatility	0.3	0.3	-	0.3
Short-Term Investments	10.6	10.6	-	10.6
Developed Markets ex US Equity	16.7	13.4	3.3	10.1
Emerging Markets Currency	5.1	2.6	2.6	-
MLPs	0.5	0.5	-	0.5
Developed Markets Currency	6.9	0.9	6.0	-5.2
Developed Markets FI Volatility	13.1	13.1	-	13.1
Short-Term Fixed Income	6.7	5.1	1.6	3.5
Long-Term Fixed Income	3.8	0.9	2.9	-2.1
Commodity Volatility	0.3	0.3	-	0.3
Global Real Estate	0.6	0.6	-	0.6
Emerging Markets Equity	11.9	11.7	0.2	11.5
US Equity	122.3	75.2	47.1	28.1
Credit	36.8	17.7	19.1	-1.4
Cash	150.9	79.7	71.2	8.5
Preferred	1.4	1.4	-	1.4
Medium-Term Fixed Income	1.6	-	1.6	-1.6

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$52	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$6,199,297,634
# of Portfolio Holdings as of Period End	3,238
Portfolio Turnover Rate for the Period	64%
Total Net Advisory Fees Paid for the Period	$17,256,273

Goldman Sachs Absolute Return Tracker Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Absolute Return Tracker Fund

38145N246-SAR-0626

Class A

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Absolute Return Tracker Fund

GCRTX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Interest Rate	2.4	0.1	2.3	-2.2
Commodities	3.9	2.0	2.0	0.1
Developed Markets Equity Volatility	8.4	2.0	6.4	-4.5
Convertible Securities	1.2	1.2	-	1.2
Interest Rate Volatility	0.4	0.4	-	0.4
FX Volatility	0.3	0.3	-	0.3
Short-Term Investments	10.6	10.6	-	10.6
Developed Markets ex US Equity	16.7	13.4	3.3	10.1
Emerging Markets Currency	5.1	2.6	2.6	-
MLPs	0.5	0.5	-	0.5
Developed Markets Currency	6.9	0.9	6.0	-5.2
Developed Markets FI Volatility	13.1	13.1	-	13.1
Short-Term Fixed Income	6.7	5.1	1.6	3.5
Long-Term Fixed Income	3.8	0.9	2.9	-2.1
Commodity Volatility	0.3	0.3	-	0.3
Global Real Estate	0.6	0.6	-	0.6
Emerging Markets Equity	11.9	11.7	0.2	11.5
US Equity	122.3	75.2	47.1	28.1
Credit	36.8	17.7	19.1	-1.4
Cash	150.9	79.7	71.2	8.5
Preferred	1.4	1.4	-	1.4
Medium-Term Fixed Income	1.6	-	1.6	-1.6

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$90	1.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$6,199,297,634
# of Portfolio Holdings as of Period End	3,238
Portfolio Turnover Rate for the Period	64%
Total Net Advisory Fees Paid for the Period	$17,256,273

Goldman Sachs Absolute Return Tracker Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Absolute Return Tracker Fund

38145N238-SAR-0626

Class C

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Absolute Return Tracker Fund

GSGPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Interest Rate	2.4	0.1	2.3	-2.2
Commodities	3.9	2.0	2.0	0.1
Developed Markets Equity Volatility	8.4	2.0	6.4	-4.5
Convertible Securities	1.2	1.2	-	1.2
Interest Rate Volatility	0.4	0.4	-	0.4
FX Volatility	0.3	0.3	-	0.3
Short-Term Investments	10.6	10.6	-	10.6
Developed Markets ex US Equity	16.7	13.4	3.3	10.1
Emerging Markets Currency	5.1	2.6	2.6	-
MLPs	0.5	0.5	-	0.5
Developed Markets Currency	6.9	0.9	6.0	-5.2
Developed Markets FI Volatility	13.1	13.1	-	13.1
Short-Term Fixed Income	6.7	5.1	1.6	3.5
Long-Term Fixed Income	3.8	0.9	2.9	-2.1
Commodity Volatility	0.3	0.3	-	0.3
Global Real Estate	0.6	0.6	-	0.6
Emerging Markets Equity	11.9	11.7	0.2	11.5
US Equity	122.3	75.2	47.1	28.1
Credit	36.8	17.7	19.1	-1.4
Cash	150.9	79.7	71.2	8.5
Preferred	1.4	1.4	-	1.4
Medium-Term Fixed Income	1.6	-	1.6	-1.6

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$33	0.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$6,199,297,634
# of Portfolio Holdings as of Period End	3,238
Portfolio Turnover Rate for the Period	64%
Total Net Advisory Fees Paid for the Period	$17,256,273

Goldman Sachs Absolute Return Tracker Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Absolute Return Tracker Fund

38150B202-SAR-0626

Class P

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Absolute Return Tracker Fund

GRRTX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Interest Rate	2.4	0.1	2.3	-2.2
Commodities	3.9	2.0	2.0	0.1
Developed Markets Equity Volatility	8.4	2.0	6.4	-4.5
Convertible Securities	1.2	1.2	-	1.2
Interest Rate Volatility	0.4	0.4	-	0.4
FX Volatility	0.3	0.3	-	0.3
Short-Term Investments	10.6	10.6	-	10.6
Developed Markets ex US Equity	16.7	13.4	3.3	10.1
Emerging Markets Currency	5.1	2.6	2.6	-
MLPs	0.5	0.5	-	0.5
Developed Markets Currency	6.9	0.9	6.0	-5.2
Developed Markets FI Volatility	13.1	13.1	-	13.1
Short-Term Fixed Income	6.7	5.1	1.6	3.5
Long-Term Fixed Income	3.8	0.9	2.9	-2.1
Commodity Volatility	0.3	0.3	-	0.3
Global Real Estate	0.6	0.6	-	0.6
Emerging Markets Equity	11.9	11.7	0.2	11.5
US Equity	122.3	75.2	47.1	28.1
Credit	36.8	17.7	19.1	-1.4
Cash	150.9	79.7	71.2	8.5
Preferred	1.4	1.4	-	1.4
Medium-Term Fixed Income	1.6	-	1.6	-1.6

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$64	1.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$6,199,297,634
# of Portfolio Holdings as of Period End	3,238
Portfolio Turnover Rate for the Period	64%
Total Net Advisory Fees Paid for the Period	$17,256,273

Goldman Sachs Absolute Return Tracker Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Absolute Return Tracker Fund

38145N121-SAR-0626

Class R

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Absolute Return Tracker Fund

GARUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Interest Rate	2.4	0.1	2.3	-2.2
Commodities	3.9	2.0	2.0	0.1
Developed Markets Equity Volatility	8.4	2.0	6.4	-4.5
Convertible Securities	1.2	1.2	-	1.2
Interest Rate Volatility	0.4	0.4	-	0.4
FX Volatility	0.3	0.3	-	0.3
Short-Term Investments	10.6	10.6	-	10.6
Developed Markets ex US Equity	16.7	13.4	3.3	10.1
Emerging Markets Currency	5.1	2.6	2.6	-
MLPs	0.5	0.5	-	0.5
Developed Markets Currency	6.9	0.9	6.0	-5.2
Developed Markets FI Volatility	13.1	13.1	-	13.1
Short-Term Fixed Income	6.7	5.1	1.6	3.5
Long-Term Fixed Income	3.8	0.9	2.9	-2.1
Commodity Volatility	0.3	0.3	-	0.3
Global Real Estate	0.6	0.6	-	0.6
Emerging Markets Equity	11.9	11.7	0.2	11.5
US Equity	122.3	75.2	47.1	28.1
Credit	36.8	17.7	19.1	-1.4
Cash	150.9	79.7	71.2	8.5
Preferred	1.4	1.4	-	1.4
Medium-Term Fixed Income	1.6	-	1.6	-1.6

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$33	0.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$6,199,297,634
# of Portfolio Holdings as of Period End	3,238
Portfolio Turnover Rate for the Period	64%
Total Net Advisory Fees Paid for the Period	$17,256,273

Goldman Sachs Absolute Return Tracker Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Absolute Return Tracker Fund

38147X325-SAR-0626

Class R6

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Absolute Return Tracker Fund

GJRTX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Interest Rate	2.4	0.1	2.3	-2.2
Commodities	3.9	2.0	2.0	0.1
Developed Markets Equity Volatility	8.4	2.0	6.4	-4.5
Convertible Securities	1.2	1.2	-	1.2
Interest Rate Volatility	0.4	0.4	-	0.4
FX Volatility	0.3	0.3	-	0.3
Short-Term Investments	10.6	10.6	-	10.6
Developed Markets ex US Equity	16.7	13.4	3.3	10.1
Emerging Markets Currency	5.1	2.6	2.6	-
MLPs	0.5	0.5	-	0.5
Developed Markets Currency	6.9	0.9	6.0	-5.2
Developed Markets FI Volatility	13.1	13.1	-	13.1
Short-Term Fixed Income	6.7	5.1	1.6	3.5
Long-Term Fixed Income	3.8	0.9	2.9	-2.1
Commodity Volatility	0.3	0.3	-	0.3
Global Real Estate	0.6	0.6	-	0.6
Emerging Markets Equity	11.9	11.7	0.2	11.5
US Equity	122.3	75.2	47.1	28.1
Credit	36.8	17.7	19.1	-1.4
Cash	150.9	79.7	71.2	8.5
Preferred	1.4	1.4	-	1.4
Medium-Term Fixed Income	1.6	-	1.6	-1.6

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$33	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$6,199,297,634
# of Portfolio Holdings as of Period End	3,238
Portfolio Turnover Rate for the Period	64%
Total Net Advisory Fees Paid for the Period	$17,256,273

Goldman Sachs Absolute Return Tracker Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Absolute Return Tracker Fund

38145N220-SAR-0626

Institutional Class

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Absolute Return Tracker Fund

GSRTX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Interest Rate	2.4	0.1	2.3	-2.2
Commodities	3.9	2.0	2.0	0.1
Developed Markets Equity Volatility	8.4	2.0	6.4	-4.5
Convertible Securities	1.2	1.2	-	1.2
Interest Rate Volatility	0.4	0.4	-	0.4
FX Volatility	0.3	0.3	-	0.3
Short-Term Investments	10.6	10.6	-	10.6
Developed Markets ex US Equity	16.7	13.4	3.3	10.1
Emerging Markets Currency	5.1	2.6	2.6	-
MLPs	0.5	0.5	-	0.5
Developed Markets Currency	6.9	0.9	6.0	-5.2
Developed Markets FI Volatility	13.1	13.1	-	13.1
Short-Term Fixed Income	6.7	5.1	1.6	3.5
Long-Term Fixed Income	3.8	0.9	2.9	-2.1
Commodity Volatility	0.3	0.3	-	0.3
Global Real Estate	0.6	0.6	-	0.6
Emerging Markets Equity	11.9	11.7	0.2	11.5
US Equity	122.3	75.2	47.1	28.1
Credit	36.8	17.7	19.1	-1.4
Cash	150.9	79.7	71.2	8.5
Preferred	1.4	1.4	-	1.4
Medium-Term Fixed Income	1.6	-	1.6	-1.6

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$39	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$6,199,297,634
# of Portfolio Holdings as of Period End	3,238
Portfolio Turnover Rate for the Period	64%
Total Net Advisory Fees Paid for the Period	$17,256,273

Goldman Sachs Absolute Return Tracker Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Absolute Return Tracker Fund

38145N113-SAR-0626

Investor Class

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Commodity Strategy Fund

GSCAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Energy	49.2	41.7	-7.5	34.2
Agriculture	31.0	29.7	-1.3	28.4
Precious Metals	16.3	16.1	-0.2	16.0
Industrial Metals	18.7	18.4	-0.3	18.1
Livestock	6.0	4.7	-1.4	3.3

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for the Fund's derivative positions.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$48	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$346,682,821
# of Portfolio Holdings as of Period End	103
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$874,703

Goldman Sachs Commodity Strategy Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Commodity Strategy Fund

38143H373-SAR-0626

Class A

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Commodity Strategy Fund

GSCCX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Energy	49.2	41.7	-7.5	34.2
Agriculture	31.0	29.7	-1.3	28.4
Precious Metals	16.3	16.1	-0.2	16.0
Industrial Metals	18.7	18.4	-0.3	18.1
Livestock	6.0	4.7	-1.4	3.3

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for the Fund's derivative positions.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$87	1.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$346,682,821
# of Portfolio Holdings as of Period End	103
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$874,703

Goldman Sachs Commodity Strategy Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Commodity Strategy Fund

38143H365-SAR-0626

Class C

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Commodity Strategy Fund

GGRPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Energy	49.2	41.7	-7.5	34.2
Agriculture	31.0	29.7	-1.3	28.4
Precious Metals	16.3	16.1	-0.2	16.0
Industrial Metals	18.7	18.4	-0.3	18.1
Livestock	6.0	4.7	-1.4	3.3

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for the Fund's derivative positions.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$31	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$346,682,821
# of Portfolio Holdings as of Period End	103
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$874,703

Goldman Sachs Commodity Strategy Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Commodity Strategy Fund

38150B707-SAR-0626

Class P

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Commodity Strategy Fund

GCCRX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Energy	49.2	41.7	-7.5	34.2
Agriculture	31.0	29.7	-1.3	28.4
Precious Metals	16.3	16.1	-0.2	16.0
Industrial Metals	18.7	18.4	-0.3	18.1
Livestock	6.0	4.7	-1.4	3.3

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for the Fund's derivative positions.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$61	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$346,682,821
# of Portfolio Holdings as of Period End	103
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$874,703

Goldman Sachs Commodity Strategy Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Commodity Strategy Fund

38145N394-SAR-0626

Class R

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Commodity Strategy Fund

GCCUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Energy	49.2	41.7	-7.5	34.2
Agriculture	31.0	29.7	-1.3	28.4
Precious Metals	16.3	16.1	-0.2	16.0
Industrial Metals	18.7	18.4	-0.3	18.1
Livestock	6.0	4.7	-1.4	3.3

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for the Fund's derivative positions.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$31	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$346,682,821
# of Portfolio Holdings as of Period End	103
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$874,703

Goldman Sachs Commodity Strategy Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Commodity Strategy Fund

38147X317-SAR-0626

Class R6

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Commodity Strategy Fund

GCCIX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Energy	49.2	41.7	-7.5	34.2
Agriculture	31.0	29.7	-1.3	28.4
Precious Metals	16.3	16.1	-0.2	16.0
Industrial Metals	18.7	18.4	-0.3	18.1
Livestock	6.0	4.7	-1.4	3.3

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for the Fund's derivative positions.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$31	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$346,682,821
# of Portfolio Holdings as of Period End	103
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$874,703

Goldman Sachs Commodity Strategy Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Commodity Strategy Fund

38143H381-SAR-0626

Institutional Class

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Commodity Strategy Fund

GCCTX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Exposure (%)*

Table Summary
Header	Gross	Long	Short	Net
Energy	49.2	41.7	-7.5	34.2
Agriculture	31.0	29.7	-1.3	28.4
Precious Metals	16.3	16.1	-0.2	16.0
Industrial Metals	18.7	18.4	-0.3	18.1
Livestock	6.0	4.7	-1.4	3.3

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for the Fund's derivative positions.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$346,682,821
# of Portfolio Holdings as of Period End	103
Portfolio Turnover Rate for the Period	0%
Total Net Advisory Fees Paid for the Period	$874,703

Goldman Sachs Commodity Strategy Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Commodity Strategy Fund

38145N386-SAR-0626

Investor Class

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Dynamic Global Equity Fund

GAPAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$29	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Table Summary
Equity	55.2%
Exchange Traded Funds	37.5%
Investment Companies	3.1%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$487,678,139
# of Portfolio Holdings as of Period End	15
Portfolio Turnover Rate for the Period	3%
Total Net Advisory Fees Paid for the Period	$342,872

Goldman Sachs Dynamic Global Equity Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Global Equity Fund

38142V571-SAR-0626

Class A

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Dynamic Global Equity Fund

GAXCX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$68	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Table Summary
Equity	55.2%
Exchange Traded Funds	37.5%
Investment Companies	3.1%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$487,678,139
# of Portfolio Holdings as of Period End	15
Portfolio Turnover Rate for the Period	3%
Total Net Advisory Fees Paid for the Period	$342,872

Goldman Sachs Dynamic Global Equity Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Global Equity Fund

38142V555-SAR-0626

Class C

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Dynamic Global Equity Fund

GADPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Table Summary
Equity	55.2%
Exchange Traded Funds	37.5%
Investment Companies	3.1%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$487,678,139
# of Portfolio Holdings as of Period End	15
Portfolio Turnover Rate for the Period	3%
Total Net Advisory Fees Paid for the Period	$342,872

Goldman Sachs Dynamic Global Equity Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Global Equity Fund

38150B814-SAR-0626

Class P

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Dynamic Global Equity Fund

GAPRX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$42	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Table Summary
Equity	55.2%
Exchange Traded Funds	37.5%
Investment Companies	3.1%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$487,678,139
# of Portfolio Holdings as of Period End	15
Portfolio Turnover Rate for the Period	3%
Total Net Advisory Fees Paid for the Period	$342,872

Goldman Sachs Dynamic Global Equity Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Global Equity Fund

38145N741-SAR-0626

Class R

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Dynamic Global Equity Fund

GAPUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Table Summary
Equity	55.2%
Exchange Traded Funds	37.5%
Investment Companies	3.1%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$487,678,139
# of Portfolio Holdings as of Period End	15
Portfolio Turnover Rate for the Period	3%
Total Net Advisory Fees Paid for the Period	$342,872

Goldman Sachs Dynamic Global Equity Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Global Equity Fund

38148U403-SAR-0626

Class R6

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Dynamic Global Equity Fund

GAPIX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Table Summary
Equity	55.2%
Exchange Traded Funds	37.5%
Investment Companies	3.1%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$487,678,139
# of Portfolio Holdings as of Period End	15
Portfolio Turnover Rate for the Period	3%
Total Net Advisory Fees Paid for the Period	$342,872

Goldman Sachs Dynamic Global Equity Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Global Equity Fund

38142V472-SAR-0626

Institutional Class

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Dynamic Global Equity Fund

GAPTX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$16	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Table Summary
Equity	55.2%
Exchange Traded Funds	37.5%
Investment Companies	3.1%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$487,678,139
# of Portfolio Holdings as of Period End	15
Portfolio Turnover Rate for the Period	3%
Total Net Advisory Fees Paid for the Period	$342,872

Goldman Sachs Dynamic Global Equity Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Global Equity Fund

38145N733-SAR-0626

Investor Class

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Dynamic Global Equity Fund

GAPSX: Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$36	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Table Summary
Equity	55.2%
Exchange Traded Funds	37.5%
Investment Companies	3.1%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$487,678,139
# of Portfolio Holdings as of Period End	15
Portfolio Turnover Rate for the Period	3%
Total Net Advisory Fees Paid for the Period	$342,872

Goldman Sachs Dynamic Global Equity Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Dynamic Global Equity Fund

38142V464-SAR-0626

Service Class

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs International Equity Dividend and Premium Fund

GIDAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$62	1.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Financials	26.3%
Industrials	19.3%
Information Technology	10.6%
Health Care	9.4%
Consumer Discretionary	7.0%
Consumer Staples	5.9%
Materials	5.8%
Communication Services	4.5%
Utilities	4.3%
Other	4.3%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$148,053,180
# of Portfolio Holdings as of Period End	262
Portfolio Turnover Rate for the Period	5%
Total Net Advisory Fees Paid for the Period	$618,083

Goldman Sachs International Equity Dividend and Premium Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc.("MSCI") and S&P Dow Jones Indices, a division of S&P Global ("S&P DJI") and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Dividend and Premium Fund

38144N486-SAR-0626

Class A

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs International Equity Dividend and Premium Fund

GIDCX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$100	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Financials	26.3%
Industrials	19.3%
Information Technology	10.6%
Health Care	9.4%
Consumer Discretionary	7.0%
Consumer Staples	5.9%
Materials	5.8%
Communication Services	4.5%
Utilities	4.3%
Other	4.3%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$148,053,180
# of Portfolio Holdings as of Period End	262
Portfolio Turnover Rate for the Period	5%
Total Net Advisory Fees Paid for the Period	$618,083

Goldman Sachs International Equity Dividend and Premium Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc.("MSCI") and S&P Dow Jones Indices, a division of S&P Global ("S&P DJI") and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Dividend and Premium Fund

38144N478-SAR-0626

Class C

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs International Equity Dividend and Premium Fund

GGHPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$46	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Financials	26.3%
Industrials	19.3%
Information Technology	10.6%
Health Care	9.4%
Consumer Discretionary	7.0%
Consumer Staples	5.9%
Materials	5.8%
Communication Services	4.5%
Utilities	4.3%
Other	4.3%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$148,053,180
# of Portfolio Holdings as of Period End	262
Portfolio Turnover Rate for the Period	5%
Total Net Advisory Fees Paid for the Period	$618,083

Goldman Sachs International Equity Dividend and Premium Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc.("MSCI") and S&P Dow Jones Indices, a division of S&P Global ("S&P DJI") and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Dividend and Premium Fund

38150B616-SAR-0626

Class P

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs International Equity Dividend and Premium Fund

GIDUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$46	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Financials	26.3%
Industrials	19.3%
Information Technology	10.6%
Health Care	9.4%
Consumer Discretionary	7.0%
Consumer Staples	5.9%
Materials	5.8%
Communication Services	4.5%
Utilities	4.3%
Other	4.3%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$148,053,180
# of Portfolio Holdings as of Period End	262
Portfolio Turnover Rate for the Period	5%
Total Net Advisory Fees Paid for the Period	$618,083

Goldman Sachs International Equity Dividend and Premium Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc.("MSCI") and S&P Dow Jones Indices, a division of S&P Global ("S&P DJI") and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Dividend and Premium Fund

38150C507-SAR-0626

Class R6

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs International Equity Dividend and Premium Fund

GIDHX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$46	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Financials	26.3%
Industrials	19.3%
Information Technology	10.6%
Health Care	9.4%
Consumer Discretionary	7.0%
Consumer Staples	5.9%
Materials	5.8%
Communication Services	4.5%
Utilities	4.3%
Other	4.3%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$148,053,180
# of Portfolio Holdings as of Period End	262
Portfolio Turnover Rate for the Period	5%
Total Net Advisory Fees Paid for the Period	$618,083

Goldman Sachs International Equity Dividend and Premium Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc.("MSCI") and S&P Dow Jones Indices, a division of S&P Global ("S&P DJI") and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Dividend and Premium Fund

38144N494-SAR-0626

Institutional Class

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs International Equity Dividend and Premium Fund

GIRVX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$49	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Financials	26.3%
Industrials	19.3%
Information Technology	10.6%
Health Care	9.4%
Consumer Discretionary	7.0%
Consumer Staples	5.9%
Materials	5.8%
Communication Services	4.5%
Utilities	4.3%
Other	4.3%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$148,053,180
# of Portfolio Holdings as of Period End	262
Portfolio Turnover Rate for the Period	5%
Total Net Advisory Fees Paid for the Period	$618,083

Goldman Sachs International Equity Dividend and Premium Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc.("MSCI") and S&P Dow Jones Indices, a division of S&P Global ("S&P DJI") and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Dividend and Premium Fund

38145C547-SAR-0626

Investor Class

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs U.S. Equity Dividend and Premium Fund

GSPAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$52	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Information Technology	38.1%
Financials	11.2%
Communication Services	9.9%
Consumer Discretionary	9.8%
Industrials	9.3%
Health Care	8.7%
Consumer Staples	5.3%
Energy	3.4%
Utilities	2.8%
Other	3.1%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$3,891,371,166
# of Portfolio Holdings as of Period End	184
Portfolio Turnover Rate for the Period	13%
Total Net Advisory Fees Paid for the Period	$11,742,770

Goldman Sachs U.S. Equity Dividend and Premium Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc.("MSCI") and S&P Dow Jones Indices, a division of S&P Global ("S&P DJI") and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Dividend and Premium Fund

38143H712-SAR-0626

Class A

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs U.S. Equity Dividend and Premium Fund

GSPQX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$91	1.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Information Technology	38.1%
Financials	11.2%
Communication Services	9.9%
Consumer Discretionary	9.8%
Industrials	9.3%
Health Care	8.7%
Consumer Staples	5.3%
Energy	3.4%
Utilities	2.8%
Other	3.1%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$3,891,371,166
# of Portfolio Holdings as of Period End	184
Portfolio Turnover Rate for the Period	13%
Total Net Advisory Fees Paid for the Period	$11,742,770

Goldman Sachs U.S. Equity Dividend and Premium Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc.("MSCI") and S&P Dow Jones Indices, a division of S&P Global ("S&P DJI") and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Dividend and Premium Fund

38143H696-SAR-0626

Class C

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs U.S. Equity Dividend and Premium Fund

GSFPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$35	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Information Technology	38.1%
Financials	11.2%
Communication Services	9.9%
Consumer Discretionary	9.8%
Industrials	9.3%
Health Care	8.7%
Consumer Staples	5.3%
Energy	3.4%
Utilities	2.8%
Other	3.1%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$3,891,371,166
# of Portfolio Holdings as of Period End	184
Portfolio Turnover Rate for the Period	13%
Total Net Advisory Fees Paid for the Period	$11,742,770

Goldman Sachs U.S. Equity Dividend and Premium Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc.("MSCI") and S&P Dow Jones Indices, a division of S&P Global ("S&P DJI") and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Dividend and Premium Fund

38150B194-SAR-0626

Class P

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs U.S. Equity Dividend and Premium Fund

GIDWX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Information Technology	38.1%
Financials	11.2%
Communication Services	9.9%
Consumer Discretionary	9.8%
Industrials	9.3%
Health Care	8.7%
Consumer Staples	5.3%
Energy	3.4%
Utilities	2.8%
Other	3.1%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$3,891,371,166
# of Portfolio Holdings as of Period End	184
Portfolio Turnover Rate for the Period	13%
Total Net Advisory Fees Paid for the Period	$11,742,770

Goldman Sachs U.S. Equity Dividend and Premium Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc.("MSCI") and S&P Dow Jones Indices, a division of S&P Global ("S&P DJI") and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Dividend and Premium Fund

38150C804-SAR-0626

Class R6

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs U.S. Equity Dividend and Premium Fund

GSPKX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Information Technology	38.1%
Financials	11.2%
Communication Services	9.9%
Consumer Discretionary	9.8%
Industrials	9.3%
Health Care	8.7%
Consumer Staples	5.3%
Energy	3.4%
Utilities	2.8%
Other	3.1%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$3,891,371,166
# of Portfolio Holdings as of Period End	184
Portfolio Turnover Rate for the Period	13%
Total Net Advisory Fees Paid for the Period	$11,742,770

Goldman Sachs U.S. Equity Dividend and Premium Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc.("MSCI") and S&P Dow Jones Indices, a division of S&P Global ("S&P DJI") and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Dividend and Premium Fund

38143H720-SAR-0626

Institutional Class

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs U.S. Equity Dividend and Premium Fund

GVIRX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$39	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Information Technology	38.1%
Financials	11.2%
Communication Services	9.9%
Consumer Discretionary	9.8%
Industrials	9.3%
Health Care	8.7%
Consumer Staples	5.3%
Energy	3.4%
Utilities	2.8%
Other	3.1%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$3,891,371,166
# of Portfolio Holdings as of Period End	184
Portfolio Turnover Rate for the Period	13%
Total Net Advisory Fees Paid for the Period	$11,742,770

Goldman Sachs U.S. Equity Dividend and Premium Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc.("MSCI") and S&P Dow Jones Indices, a division of S&P Global ("S&P DJI") and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Dividend and Premium Fund

38145C513-SAR-0626

Investor Class

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Conservative Allocation Fund

GIPAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Conservative Allocation Fund (formerly, Goldman Sachs Balanced Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Table Summary
Fixed Income	41.0%
Exchange Traded Funds	27.6%
Equity	24.5%
Investment Companies	2.6%
Dynamic	1.0%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$638,030,571
# of Portfolio Holdings as of Period End	23
Portfolio Turnover Rate for the Period	13%
Total Net Advisory Fees Paid for the Period	$469,623

Goldman Sachs Conservative Allocation Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Conservative Allocation Fund

38142V688-SAR-0626

Class A

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Conservative Allocation Fund

GIPCX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Conservative Allocation Fund (formerly, Goldman Sachs Balanced Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$66	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Table Summary
Fixed Income	41.0%
Exchange Traded Funds	27.6%
Equity	24.5%
Investment Companies	2.6%
Dynamic	1.0%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$638,030,571
# of Portfolio Holdings as of Period End	23
Portfolio Turnover Rate for the Period	13%
Total Net Advisory Fees Paid for the Period	$469,623

Goldman Sachs Conservative Allocation Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Conservative Allocation Fund

38142V662-SAR-0626

Class C

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Conservative Allocation Fund

GAOPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Conservative Allocation Fund (formerly, Goldman Sachs Balanced Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Table Summary
Fixed Income	41.0%
Exchange Traded Funds	27.6%
Equity	24.5%
Investment Companies	2.6%
Dynamic	1.0%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$638,030,571
# of Portfolio Holdings as of Period End	23
Portfolio Turnover Rate for the Period	13%
Total Net Advisory Fees Paid for the Period	$469,623

Goldman Sachs Conservative Allocation Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Conservative Allocation Fund

38150C408-SAR-0626

Class P

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Conservative Allocation Fund

GIPRX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Conservative Allocation Fund (formerly, Goldman Sachs Balanced Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$41	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Table Summary
Fixed Income	41.0%
Exchange Traded Funds	27.6%
Equity	24.5%
Investment Companies	2.6%
Dynamic	1.0%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$638,030,571
# of Portfolio Holdings as of Period End	23
Portfolio Turnover Rate for the Period	13%
Total Net Advisory Fees Paid for the Period	$469,623

Goldman Sachs Conservative Allocation Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Conservative Allocation Fund

38145N816-SAR-0626

Class R

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Conservative Allocation Fund

GIPUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Conservative Allocation Fund (formerly, Goldman Sachs Balanced Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Table Summary
Fixed Income	41.0%
Exchange Traded Funds	27.6%
Equity	24.5%
Investment Companies	2.6%
Dynamic	1.0%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$638,030,571
# of Portfolio Holdings as of Period End	23
Portfolio Turnover Rate for the Period	13%
Total Net Advisory Fees Paid for the Period	$469,623

Goldman Sachs Conservative Allocation Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Conservative Allocation Fund

38148U106-SAR-0626

Class R6

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Conservative Allocation Fund

GIPIX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Conservative Allocation Fund (formerly, Goldman Sachs Balanced Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Table Summary
Fixed Income	41.0%
Exchange Traded Funds	27.6%
Equity	24.5%
Investment Companies	2.6%
Dynamic	1.0%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$638,030,571
# of Portfolio Holdings as of Period End	23
Portfolio Turnover Rate for the Period	13%
Total Net Advisory Fees Paid for the Period	$469,623

Goldman Sachs Conservative Allocation Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Conservative Allocation Fund

38142V548-SAR-0626

Institutional Class

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Conservative Allocation Fund

GIPTX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Conservative Allocation Fund (formerly, Goldman Sachs Balanced Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Table Summary
Fixed Income	41.0%
Exchange Traded Funds	27.6%
Equity	24.5%
Investment Companies	2.6%
Dynamic	1.0%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$638,030,571
# of Portfolio Holdings as of Period End	23
Portfolio Turnover Rate for the Period	13%
Total Net Advisory Fees Paid for the Period	$469,623

Goldman Sachs Conservative Allocation Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Conservative Allocation Fund

38145N790-SAR-0626

Investor Class

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Conservative Allocation Fund

GIPSX: Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Conservative Allocation Fund (formerly, Goldman Sachs Balanced Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Table Summary
Fixed Income	41.0%
Exchange Traded Funds	27.6%
Equity	24.5%
Investment Companies	2.6%
Dynamic	1.0%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$638,030,571
# of Portfolio Holdings as of Period End	23
Portfolio Turnover Rate for the Period	13%
Total Net Advisory Fees Paid for the Period	$469,623

Goldman Sachs Conservative Allocation Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Conservative Allocation Fund

38142V530-SAR-0626

Service Class

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Moderate Allocation Fund

GOIAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Moderate Allocation Fund (formerly, Goldman Sachs Growth & Income Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Table Summary
Exchange Traded Funds	35.9%
Equity	34.1%
Fixed Income	23.2%
Investment Companies	2.5%
Dynamic	0.9%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,145,774,364
# of Portfolio Holdings as of Period End	23
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$828,214

Goldman Sachs Moderate Allocation Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Moderate Allocation Fund

38142V654-SAR-0626

Class A

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Moderate Allocation Fund

GOICX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Moderate Allocation Fund (formerly, Goldman Sachs Growth & Income Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$67	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Table Summary
Exchange Traded Funds	35.9%
Equity	34.1%
Fixed Income	23.2%
Investment Companies	2.5%
Dynamic	0.9%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,145,774,364
# of Portfolio Holdings as of Period End	23
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$828,214

Goldman Sachs Moderate Allocation Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Moderate Allocation Fund

38142V639-SAR-0626

Class C

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Moderate Allocation Fund

GGSPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Moderate Allocation Fund (formerly, Goldman Sachs Growth & Income Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Table Summary
Exchange Traded Funds	35.9%
Equity	34.1%
Fixed Income	23.2%
Investment Companies	2.5%
Dynamic	0.9%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,145,774,364
# of Portfolio Holdings as of Period End	23
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$828,214

Goldman Sachs Moderate Allocation Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Moderate Allocation Fund

38150B715-SAR-0626

Class P

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Moderate Allocation Fund

GPIRX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Moderate Allocation Fund (formerly, Goldman Sachs Growth & Income Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$41	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Table Summary
Exchange Traded Funds	35.9%
Equity	34.1%
Fixed Income	23.2%
Investment Companies	2.5%
Dynamic	0.9%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,145,774,364
# of Portfolio Holdings as of Period End	23
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$828,214

Goldman Sachs Moderate Allocation Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Moderate Allocation Fund

38145N782-SAR-0626

Class R

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Moderate Allocation Fund

GOIUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Moderate Allocation Fund (formerly, Goldman Sachs Growth & Income Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Table Summary
Exchange Traded Funds	35.9%
Equity	34.1%
Fixed Income	23.2%
Investment Companies	2.5%
Dynamic	0.9%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,145,774,364
# of Portfolio Holdings as of Period End	23
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$828,214

Goldman Sachs Moderate Allocation Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Moderate Allocation Fund

38148U205-SAR-0626

Class R6

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Moderate Allocation Fund

GOIIX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Moderate Allocation Fund (formerly, Goldman Sachs Growth & Income Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Table Summary
Exchange Traded Funds	35.9%
Equity	34.1%
Fixed Income	23.2%
Investment Companies	2.5%
Dynamic	0.9%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,145,774,364
# of Portfolio Holdings as of Period End	23
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$828,214

Goldman Sachs Moderate Allocation Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Moderate Allocation Fund

38142V522-SAR-0626

Institutional Class

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Moderate Allocation Fund

GPITX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Moderate Allocation Fund (formerly, Goldman Sachs Growth & Income Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Table Summary
Exchange Traded Funds	35.9%
Equity	34.1%
Fixed Income	23.2%
Investment Companies	2.5%
Dynamic	0.9%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,145,774,364
# of Portfolio Holdings as of Period End	23
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$828,214

Goldman Sachs Moderate Allocation Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Moderate Allocation Fund

38145N774-SAR-0626

Investor Class

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Moderate Allocation Fund

GOISX: Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Moderate Allocation Fund (formerly, Goldman Sachs Growth & Income Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Table Summary
Exchange Traded Funds	35.9%
Equity	34.1%
Fixed Income	23.2%
Investment Companies	2.5%
Dynamic	0.9%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,145,774,364
# of Portfolio Holdings as of Period End	23
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$828,214

Goldman Sachs Moderate Allocation Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Moderate Allocation Fund

38142V514-SAR-0626

Service Class

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Growth Allocation Fund

GGSAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Growth Allocation Fund (formerly, Goldman Sachs Growth Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$28	0.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Table Summary
Equity	43.9%
Exchange Traded Funds	43.6%
Fixed Income	4.0%
Investment Companies	3.1%
Dynamic	0.8%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,252,833,951
# of Portfolio Holdings as of Period End	22
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$890,167

Goldman Sachs Growth Allocation Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth Allocation Fund

38142V621-SAR-0626

Class A

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Growth Allocation Fund

GGSCX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Growth Allocation Fund (formerly, Goldman Sachs Growth Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$67	1.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Table Summary
Equity	43.9%
Exchange Traded Funds	43.6%
Fixed Income	4.0%
Investment Companies	3.1%
Dynamic	0.8%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,252,833,951
# of Portfolio Holdings as of Period End	22
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$890,167

Goldman Sachs Growth Allocation Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth Allocation Fund

38142V597-SAR-0626

Class C

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Growth Allocation Fund

GGPPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Growth Allocation Fund (formerly, Goldman Sachs Growth Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Table Summary
Equity	43.9%
Exchange Traded Funds	43.6%
Fixed Income	4.0%
Investment Companies	3.1%
Dynamic	0.8%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,252,833,951
# of Portfolio Holdings as of Period End	22
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$890,167

Goldman Sachs Growth Allocation Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth Allocation Fund

38150B681-SAR-0626

Class P

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Growth Allocation Fund

GGSRX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Growth Allocation Fund (formerly, Goldman Sachs Growth Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$41	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Table Summary
Equity	43.9%
Exchange Traded Funds	43.6%
Fixed Income	4.0%
Investment Companies	3.1%
Dynamic	0.8%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,252,833,951
# of Portfolio Holdings as of Period End	22
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$890,167

Goldman Sachs Growth Allocation Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth Allocation Fund

38145N766-SAR-0626

Class R

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Growth Allocation Fund

GGSUX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Growth Allocation Fund (formerly, Goldman Sachs Growth Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Table Summary
Equity	43.9%
Exchange Traded Funds	43.6%
Fixed Income	4.0%
Investment Companies	3.1%
Dynamic	0.8%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,252,833,951
# of Portfolio Holdings as of Period End	22
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$890,167

Goldman Sachs Growth Allocation Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth Allocation Fund

38148U304-SAR-0626

Class R6

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Growth Allocation Fund

GGSIX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Growth Allocation Fund (formerly, Goldman Sachs Growth Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Table Summary
Equity	43.9%
Exchange Traded Funds	43.6%
Fixed Income	4.0%
Investment Companies	3.1%
Dynamic	0.8%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,252,833,951
# of Portfolio Holdings as of Period End	22
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$890,167

Goldman Sachs Growth Allocation Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth Allocation Fund

38142V498-SAR-0626

Institutional Class

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Growth Allocation Fund

GGSTX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Growth Allocation Fund (formerly, Goldman Sachs Growth Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$15	0.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Table Summary
Equity	43.9%
Exchange Traded Funds	43.6%
Fixed Income	4.0%
Investment Companies	3.1%
Dynamic	0.8%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,252,833,951
# of Portfolio Holdings as of Period End	22
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$890,167

Goldman Sachs Growth Allocation Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth Allocation Fund

38145N758-SAR-0626

Investor Class

Semi-Annual Shareholder Report

June 30, 2026

Goldman Sachs Growth Allocation Fund

GGSSX: Service Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Growth Allocation Fund (formerly, Goldman Sachs Growth Strategy Portfolio) (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$36	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Fund Allocation (%)

Table Summary
Equity	43.9%
Exchange Traded Funds	43.6%
Fixed Income	4.0%
Investment Companies	3.1%
Dynamic	0.8%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,252,833,951
# of Portfolio Holdings as of Period End	22
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$890,167

Goldman Sachs Growth Allocation Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Growth Allocation Fund

38142V480-SAR-0626

Service Class

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Semi-Annual Financial Statements June 30, 2026 Fund of Funds Goldman Sachs Conservative Allocation Fund* Goldman Sachs Dynamic Global Equity Fund Goldman Sachs Growth Allocation Fund** Goldman Sachs Moderate Allocation Fund*** *Effective after the close of business on February 13, 2026, Goldman Sachs Balanced Strategy Portfolio was renamed the Goldman Sachs Conservative Allocation Fund. **Effective after the close of business on February 13, 2026, Goldman Sachs Growth Strategy Portfolio was renamed the Goldman Sachs Growth Allocation Fund. ***Effective after the close of business on February 13, 2026, Goldman Sachs Growth and Income Strategy Portfolio was renamed the Goldman Sachs Moderate Allocation Fund.

Goldman Sachs Fund of Funds

GOLDMAN SACHS CONSERVATIVE ALLOCATION FUND

Schedule of Investments June 30, 2026 (Unaudited)

Shares	Description	Value

Underlying Funds – 94.1%

Dynamic(a) – 1.0%
626,306	Goldman Sachs Managed Futures Strategy Fund — Class R6	$6,206,692

Equity(a) – 24.5%
1,149,315	Goldman Sachs Large Cap Growth Insights Fund — Class R6	42,720,023
1,514,994	Goldman Sachs Large Cap Value Insights Fund — Class R6	42,268,319
1,519,628	Goldman Sachs International Equity Insights Fund — Class R6	31,152,382
900,787	Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	12,962,321
727,898	Goldman Sachs Global Infrastructure Fund — Class R6	10,285,200
276,033	Goldman Sachs Small Cap Equity Insights Fund — Class R6	10,061,401
373,581	Goldman Sachs International Small Cap Insights Fund — Class R6	6,810,385

		156,260,031

Exchange Traded Funds – 27.6%
1,764,568	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	81,011,317
371,957	Goldman Sachs MarketBeta U.S. Equity ETF(a)	38,348,767
336,503	Goldman Sachs MarketBeta International Equity ETF(a)	25,284,835
159,000	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	11,213,714
69,535	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	9,866,321
141,235	Goldman Sachs ActiveBeta International Equity ETF(a)	6,454,440
49,119	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	2,554,188
7,528	State Street Health Care Select Sector SPDR ETF	1,194,392
2,526	iShares MSCI Mexico ETF	190,132

		176,118,106

Shares	Description	Value

Underlying Funds – (continued)

Fixed Income(a) –41.0%
19,171,305	Goldman Sachs Global Core Fixed Income Fund — Class R6	$218,552,876
1,983,228	Goldman Sachs Inflation Protected Securities Fund — Class R6	18,701,844
1,283,995	Goldman Sachs Emerging Markets Debt Fund — Class R6	13,404,912
1,831,601	Goldman Sachs High Yield Fund — Class R6	10,311,911
79,979	Goldman Sachs High Yield Floating Rate Fund — Class R6	671,023

		261,642,566

TOTAL UNDERLYING FUNDS – 94.1% (Cost $522,316,419)		$600,227,395

Shares	Dividend Rate	Value

Investment Company(a) – 2.6%

Goldman Sachs Central Government Fund — Institutional Shares
16,977,211	3.703%	$16,977,211
(Cost $16,977,211)

TOTAL INVESTMENTS – 96.7% (Cost $ 539,293,630)		$617,204,606

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.3%		20,825,965

NET ASSETS – 100.0%		$638,030,571

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)  Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	BRL	160,000	USD	30,882	07/02/26	$96
	BRL	8,100,000	USD	1,545,925	08/04/26	9,962
	INR	297,500,000	USD	3,102,658	09/16/26	21,321
	USD	2,152,994	AUD	3,020,000	09/16/26	64,999
	USD	1,583,032	CAD	2,190,000	09/16/26	33,522
	USD	3,134,544	CHF	2,450,000	09/16/26	76,292

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS CONSERVATIVE ALLOCATION FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC (continued)	USD	567,900	DKK	3,640,000	09/16/26	$ 9,167
	USD	11,741,910	EUR	10,080,000	09/16/26	187,096
	USD	4,771,636	GBP	3,555,000	09/16/26	56,121
	USD	604,458	HKD	4,720,000	09/16/26	988
	USD	304,912	ILS	880,000	09/16/26	8,616
	USD	7,883,911	JPY	1,251,000,000	09/16/26	141,631
	USD	1,593,145	KRW	2,410,000,000	09/16/26	33,404
	USD	516,498	MXN	9,000,000	09/17/26	5,169
	USD	225,260	NOK	2,100,000	09/16/26	13,336
	USD	58,962	NZD	100,000	09/16/26	2,019
	USD	2,650,789	SEK	24,675,000	09/16/26	94,992
	USD	486,935	SGD	620,000	09/16/26	5,079
	ZAR	25,900,000	USD	1,560,912	09/16/26	10,328

TOTAL						$774,138

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	2,250,000	USD	1,604,579	09/16/26	$(48,954)
	BRL	7,940,000	USD	1,572,495	07/02/26	(35,209)
	USD	1,557,879	BRL	8,100,000	07/02/26	(10,387)
	USD	28,298	CAD	40,000	09/16/26	(4)
	USD	1,565,627	NZD	2,750,000	09/16/26	(313)
	USD	1,614,760	SEK	15,600,000	09/16/26	(1,063)

TOTAL						$(95,930)

FUTURES CONTRACTS — At June 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
5 Year U.S. Treasury Notes	19	09/30/26	$2,033,891	$ 3,767
FTSE/JSE Top 40 Index	7	09/17/26	438,517	(11,286)
IFSC NIFTY 50 Index	35	07/28/26	1,680,315	(4,738)
MSCI EAFE Index	14	09/18/26	2,201,710	16,001
S&P 500 E-Mini Index	92	09/18/26	34,721,950	402,684

TOTAL FUTURES CONTRACTS				$406,428

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONSERVATIVE ALLOCATION FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2026(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.HY Ind 46	(5.000)%	3.040%	06/20/31	$3,010	$(246,486)	$(138,048)	$(108,438)

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date#	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation)*

BAES0510 Index	12MEURO+0.000%(a)	BofA Securities LLC	03/17/27	EUR	5,948	$188
BAUS0510 Index(b)	0.000%(a)	BofA Securities LLC	03/17/27		$6,824	269
SXDR Index	12MEURO+0.340%(c)	JPMorgan Securities, Inc.	08/04/26	EUR	793	(60)
SXDR Index	12MEURO+.0170%(c)	JPMorgan Securities, Inc.	08/04/26	EUR	532	(38)

TOTAL						$359

(a)	Payments made monthly.
(b)	The top 50 components are shown below.
(c)	Payments made quarterly.
#

The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

A basket (BAUS0510) of Swaption

Caption	Security Type	Shares	Value	Weight

ATMF Straddle, 28/01/26	Swaption	—	$—	0.0%
ATMF Straddle, 07/01/26	Swaption	—	—	0.0
ATMF Straddle, 10/06/26	Swaption	—	—	0.0
ATMF Straddle, 27/05/26	Swaption	—	—	0.0
ATMF Straddle, 22/04/26	Swaption	—	—	0.0
ATMF Straddle, 20/05/26	Swaption	—	—	0.0
ATMF Straddle, 11/02/26	Swaption	—	—	0.0
ATMF Straddle, 29/04/26	Swaption	—	—	0.0
ATMF Straddle, 08/04/26	Swaption	—	—	0.0
ATMF Straddle, 18/02/26	Swaption	—	—	0.0
ATMF Straddle, 31/12/25	Swaption	—	—	0.0
ATMF Straddle, 21/01/26	Swaption	—	—	0.0
ATMF Straddle, 01/04/26	Swaption	—	—	0.0
ATMF Straddle, 25/02/26	Swaption	—	—	0.0
ATMF Straddle, 06/05/26	Swaption	—	—	0.0
ATMF Straddle, 04/03/26	Swaption	—	—	0.0
ATMF Straddle, 11/03/26	Swaption	—	—	0.0
ATMF Straddle, 24/12/25	Swaption	—	—	0.0
ATMF Straddle, 17/12/25	Swaption	—	—	0.0
ATMF Straddle, 18/03/26	Swaption	—	—	0.0

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS CONSERVATIVE ALLOCATION FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (BAUS0510) of Swaption (continued)

Caption	Security Type	Shares	Value	Weight

ATMF Straddle, 05/11/25	Swaption	—	$—	0.0%
ATMF Straddle, 25/03/26	Swaption	—	—	0.0
ATMF Straddle, 14/01/26	Swaption	—	—	0.0
ATMF Straddle, 03/12/25	Swaption	—	—	0.0
ATMF Straddle, 29/10/25	Swaption	—	—	0.0
ATMF Straddle, 12/11/25	Swaption	—	—	0.0
ATMF Straddle, 10/12/25	Swaption	—	—	0.0
ATMF Straddle, 17/09/25	Swaption	—	—	0.0
ATMF Straddle, 26/11/25	Swaption	—	—	0.0
ATMF Straddle, 19/11/25	Swaption	—	—	0.0
ATMF Straddle, 22/10/25	Swaption	—	—	0.0
ATMF Straddle, 24/09/25	Swaption	—	—	0.0
ATMF Straddle, 01/10/25	Swaption	—	—	0.0
ATMF Straddle, 04/02/26	Swaption	—	—	0.0
ATMF Straddle, 15/10/25	Swaption	—	—	0.0
ATMF Straddle, 08/10/25	Swaption	—	—	0.0
ATMF Straddle, 27/08/25	Swaption	—	—	0.0
ATMF Straddle, 10/09/25	Swaption	—	—	0.0
ATMF Straddle, 03/09/25	Swaption	—	—	0.0
ATMF Straddle, 20/08/25	Swaption	—	—	0.0
ATMF Straddle, 13/08/25	Swaption	—	—	0.0
ATMF Straddle, 06/08/25	Swaption	—	—	0.0
ATMF Straddle, 30/07/25	Swaption	—	—	0.0
ATMF Straddle, 23/07/25	Swaption	—	—	0.0
ATMF Straddle, 24/06/26	Swaption	—	—	0.0
ATMF Straddle, 16/07/25	Swaption	—	—	0.0
ATMF Straddle, 17/06/26	Swaption	—	—	0.0
ATMF Straddle, 15/04/26	Swaption	—	—	0.0
ATMF Straddle, 13/05/26	Swaption	—	—	0.0
ATMF Straddle, 03/06/26	Swaption	—	—	0.0

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2026, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Puts
IGV Index	MS & Co. Int. PLC	$78.100	07/17/2026	(5,567)	$(43,478,270)	$(636)	$(13,940)	$13,304
IGV Index	MS & Co. Int. PLC	83.845	08/21/2026	(5,304)	(44,471,388)	(10,343)	(11,661)	1,318
SX7E Index	MS & Co. Int. PLC	247.822	09/10/2026	(3,131)	(87,949,658)	(6,000)	(26,085)	20,085

TOTAL				(14,002)	$(175,899,316)	$(16,979)	$(51,686)	$34,707

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call CHF/Put NOK	MS & Co. Int. PLC	CHF	14.297	09/16/2026	1,469,000	CHF	1,469,000	$102	$ 25,157	$ (25,055)
Call CHF/Put NOK	MS & Co. Int. PLC		14.658	12/16/2026	1,554,000		1,554,000	1,377	24,970	(23,593)

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONSERVATIVE ALLOCATION FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call CHF/Put NOK	MS & Co. Int. PLC	CHF	14.016	03/17/2027	1,493,000	CHF	1,493,000	$ 10,765	$ 32,244	$ (21,479)
Call CHF/Put NOK	MS & Co. Int. PLC		13.698	06/16/2027	1,720,000		1,720,000	31,192	32,580	(1,388)
Call CHF/Put SEK	MS & Co. Int. PLC		13.045	09/16/2026	1,685,000		1,685,000	859	25,255	(24,396)
Call CHF/Put SEK	MS & Co. Int. PLC		12.920	12/16/2026	1,772,000		1,772,000	8,891	27,692	(18,801)
Call CHF/Put SEK	MS & Co. Int. PLC		13.176	03/17/2027	1,712,000		1,712,000	11,914	31,029	(19,115)
Call CHF/Put SEK	MS & Co. Int. PLC		13.086	06/16/2027	1,168,000		1,168,000	15,359	20,060	(4,701)
Call JPY/Put KRW	MS & Co. Int. PLC	JPY	10.589	09/16/2026	135,170,000	JPY	135,170,000	1,008	12,296	(11,288)
Call JPY/Put KRW	MS & Co. Int. PLC		10.715	12/16/2026	150,047,000		150,047,000	3,646	12,826	(9,180)
Call JPY/Put KRW	MS & Co. Int. PLC		10.678	03/17/2027	139,725,000		139,725,000	6,944	13,253	(6,309)
Call JPY/Put KRW	MS & Co. Int. PLC		10.680	06/16/2027	127,232,000		127,232,000	9,607	9,720	(113)
Call USD/Put CAD	MS & Co. Int. PLC		$1.429	09/16/2026	4,720,000		$4,720,000	21,518	30,793	(9,275)
Call USD/Put CAD	MS & Co. Int. PLC		1.431	12/16/2026	4,810,000		4,810,000	32,775	29,923	2,852
Call USD/Put CAD	MS & Co. Int. PLC		1.431	03/17/2027	3,725,000		3,725,000	32,009	30,314	1,695
Call USD/Put CAD	MS & Co. Int. PLC		1.450	06/16/2027	3,365,000		3,365,000	23,723	24,363	(640)
Call USD/Put CLP	MS & Co. Int. PLC		1,092.440	09/16/2026	1,496,000		1,496,000	1,212	25,834	(24,622)
Call USD/Put CLP	MS & Co. Int. PLC		1,040.580	12/16/2026	2,012,000		2,012,000	14,209	29,321	(15,112)
Call USD/Put CLP	MS & Co. Int. PLC		1,050.690	03/17/2027	1,551,000		1,551,000	16,363	29,126	(12,763)
Call USD/Put CLP	MS & Co. Int. PLC		1,013.540	06/16/2027	1,618,000		1,618,000	32,913	29,823	3,090
Call USD/Put KRW	MS & Co. Int. PLC		1,581.730	12/16/2026	1,192,000		1,192,000	19,886	12,063	7,823
Call USD/Put KRW	MS & Co. Int. PLC		1,642.100	03/17/2027	935,000		935,000	11,570	12,295	(725)
Call USD/Put KRW	MS & Co. Int. PLC		1,660.160	06/16/2027	413,000		413,000	5,802	4,803	999
Call USD/Put MXN	MS & Co. Int. PLC		21.614	09/15/2026	804,000		804,000	96	11,826	(11,730)
Call USD/Put SEK	MS & Co. Int. PLC		10.074	09/16/2026	972,000		972,000	4,782	12,532	(7,750)
Call USD/Put SEK	MS & Co. Int. PLC		10.040	12/16/2026	1,082,000		1,082,000	12,039	12,437	(398)
Call USD/Put SEK	MS & Co. Int. PLC		10.227	03/17/2027	1,926,000		1,926,000	21,436	29,291	(7,855)
Call USD/Put SEK	MS & Co. Int. PLC		10.163	06/16/2027	1,734,000		1,734,000	26,931	24,611	2,320

					597,102,000			$378,928	$616,437	$(237,509)

Puts
Put EUR/Call BRL	Barclays Bank PLC	EUR	5.850	07/03/2026	1,600,000	EUR	1,600,000	1,523	9,962	(8,439)
Put AUD/Call JPY	Citibank NA	AUD	99.570	06/16/2027	3,139,000	AUD	3,139,000	29,738	28,765	973
Put NZD/Call JPY	Citibank NA	NZD	83.619	06/16/2027	1,843,000	NZD	1,843,000	15,081	13,947	1,134
Put AUD/Call JPY	MS & Co. Int. PLC	AUD	86.090	09/16/2026	3,635,000	AUD	3,635,000	98	36,725	(36,627)
Put AUD/Call JPY	MS & Co. Int. PLC		90.000	12/16/2026	3,640,000		3,640,000	3,082	38,032	(34,950)
Put AUD/Call JPY	MS & Co. Int. PLC		97.950	03/17/2027	3,286,000		3,286,000	16,231	37,964	(21,733)
Put AUD/Call USD	MS & Co. Int. PLC		0.613	09/16/2026	1,486,000		1,486,000	255	12,606	(12,351)
Put AUD/Call USD	MS & Co. Int. PLC		0.607	12/16/2026	1,453,000		1,453,000	1,592	12,446	(10,854)
Put AUD/Call USD	MS & Co. Int. PLC		0.647	06/16/2027	614,000		614,000	6,097	5,280	817
Put CAD/Call JPY	MS & Co. Int. PLC	CAD	95.680	09/16/2026	1,885,000	CAD	1,885,000	94	18,299	(18,205)
Put CAD/Call JPY	MS & Co. Int. PLC		102.300	12/16/2026	2,030,000		2,030,000	3,348	18,285	(14,937)
Put CAD/Call JPY	MS & Co. Int. PLC		104.900	03/17/2027	1,985,000		1,985,000	9,740	21,621	(11,881)
Put CAD/Call JPY	MS & Co. Int. PLC		104.550	06/16/2027	1,926,000		1,926,000	13,522	17,356	(3,834)
Put NZD/Call JPY	MS & Co. Int. PLC	NZD	77.260	09/16/2026	1,938,000	NZD	1,938,000	270	16,881	(16,611)
Put NZD/Call JPY	MS & Co. Int. PLC		79.800	12/16/2026	2,095,000		2,095,000	3,145	18,903	(15,758)
Put NZD/Call JPY	MS & Co. Int. PLC		82.370	03/17/2027	1,962,000		1,962,000	8,844	19,149	(10,305)
Put NZD/Call USD	MS & Co. Int. PLC		0.550	09/16/2026	821,000		821,000	2,195	6,089	(3,894)
Put NZD/Call USD	MS & Co. Int. PLC		0.537	12/16/2026	1,651,000		1,651,000	5,793	12,436	(6,643)
Put NZD/Call USD	MS & Co. Int. PLC		0.540	03/17/2027	1,586,000		1,586,000	9,975	13,030	(3,055)

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS CONSERVATIVE ALLOCATION FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put NZD/Call USD	MS & Co. Int. PLC	NZD 0.543	06/16/2027	2,220,000	NZD	2,220,000	$20,182	$ 15,489	$ 4,693

				40,795,000			$150,805	$ 373,265	$(222,460)

Total purchased option contracts				637,897,000			$529,733	$ 989,702	$(459,969)

Written option contracts
Puts
Put EUR/Call BRL	Barclays Bank PLC	EUR 5.700	07/03/2026	(1,600,000)	EUR	(1,600,000)	(1)	(3,042)	3,041

TOTAL				636,297,000			$529,732	$ 986,660	$(456,928)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$7,550.000	07/01/2026	(6)	$(4,530,000)	$(1,020)	$ (7,003)	$ 5,983
S&P 500 Index	7,900.000	07/01/2026	(4)	(3,160,000)	(10)	(2,155)	2,145
S&P 500 Index	7,530.000	07/02/2026	(6)	(4,518,000)	(7,890)	(3,974)	(3,916)
S&P 500 Index	7,520.000	07/06/2026	(6)	(4,512,000)	(16,050)	(5,713)	(10,337)
S&P 500 Index	7,725.000	07/08/2026	(4)	(3,090,000)	(100)	(5,621)	5,521
S&P 500 Index	7,825.000	07/15/2026	(4)	(3,130,000)	(430)	(4,421)	3,991
S&P 500 Index	7,700.000	07/22/2026	(4)	(3,080,000)	(7,340)	(8,406)	1,066

			(34)		$(32,840)	$ (37,293)	$ 4,453

Puts
S&P 500 Index	7,160.000	07/01/2026	(11)	(7,876,000)	(165)	(12,334)	12,169
S&P 500 Index	7,325.000	07/01/2026	(8)	(5,860,000)	(520)	(47,831)	47,311
S&P 500 Index	7,180.000	07/02/2026	(11)	(7,898,000)	(770)	(20,645)	19,875
S&P 500 Index	7,180.000	07/06/2026	(11)	(7,898,000)	(1,953)	(16,445)	14,492
S&P 500 Index	7,025.000	07/08/2026	(8)	(5,620,000)	(1,300)	(41,204)	39,904
S&P 500 Index	7,220.000	07/15/2026	(8)	(5,776,000)	(10,960)	(32,731)	21,771
S&P 500 Index	7,000.000	07/22/2026	(8)	(5,600,000)	(9,080)	(23,834)	14,754

			(65)		$(24,748)	$(195,024)	$ 170,276

Total written option contracts			(99)		$(57,588)	$(232,317)	$ 174,729

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$95.500	09/11/2026	19	$47,500	$28,144	$28,181	$(37)
3 Month SOFR	96.375	09/11/2026	46	115,000	1,725	66,232	(64,507)
3 Month SOFR	96.500	09/11/2026	84	210,000	2,625	92,565	(89,940)

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONSERVATIVE ALLOCATION FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

3 Month SOFR	$96.625	09/11/2026	56	$140,000	$1,400	$93,230	$(91,830)
3 Month SOFR	97.000	09/11/2026	51	127,500	956	39,625	(38,669)
3 Month SOFR	97.250	09/11/2026	42	105,000	525	27,382	(26,857)
3 Month SOFR	95.500	12/11/2026	22	55,000	28,050	28,231	(181)
3 Month SOFR	96.000	12/11/2026	73	182,500	31,938	147,056	(115,118)
3 Month SOFR	96.375	12/11/2026	44	110,000	6,050	68,302	(62,252)
3 Month SOFR	96.500	12/11/2026	142	355,000	15,975	192,278	(176,303)
3 Month SOFR	96.000	03/12/2027	71	177,500	43,931	149,239	(105,308)
3 Month SOFR	96.250	03/12/2027	48	120,000	19,200	96,094	(76,894)
3 Month SOFR	96.500	03/12/2027	80	200,000	22,000	105,157	(83,157)
3 Month SOFR	97.250	03/12/2027	214	535,000	26,750	103,494	(76,744)
3 Month SOFR	96.000	06/11/2027	63	157,500	53,156	135,573	(82,417)
3 Month SOFR	96.250	06/11/2027	48	120,000	28,800	98,494	(69,694)
3 Month SOFR	96.500	06/11/2027	193	482,500	83,231	281,778	(198,547)
3 Month SOFR	96.250	09/10/2027	49	122,500	38,588	99,321	(60,733)
3 Month SOFR	96.500	09/10/2027	121	302,500	71,088	193,450	(122,362)
3 Month SOFR	97.000	09/10/2027	61	152,500	21,731	46,632	(24,901)
3 Month SOFR	95.625	12/10/2027	23	57,500	43,125	42,883	242
3 Month SOFR	96.375	12/10/2027	71	177,500	60,350	118,922	(58,572)
3 Month SOFR	96.500	12/10/2027	150	375,000	111,563	246,994	(135,431)
3 Month SOFR	95.750	03/10/2028	24	60,000	44,550	44,147	403
3 Month SOFR	96.250	03/10/2028	67	167,500	75,794	131,368	(55,574)
3 Month SOFR	96.375	03/10/2028	132	330,000	131,175	245,959	(114,784)
3 Month SOFR	95.750	06/16/2028	24	60,000	47,550	47,447	103
3 Month SOFR	96.250	06/16/2028	66	165,000	82,913	133,779	(50,866)
3 Month SOFR	95.750	09/15/2028	24	60,000	49,650	49,847	(197)
3 Month SOFR	95.750	12/15/2028	23	57,500	49,306	49,495	(189)

TOTAL			2,131	$5,327,500	$1,221,839	$3,203,155	$(1,981,316)

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazil Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
DKK	—Denmark Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS CONSERVATIVE ALLOCATION FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
ETF	—Exchange Traded Fund
MSCI	—Morgan Stanley Capital International
SPDR	—Standard & Poor’s Depositary Receipt

Abbreviations:
BofA Securities LLC	—Bank of America Securities LLC
CDX.NA.HY Ind 46	—CDX North America High Yield Index 46
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Financing Rate

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Schedule of Investments June 30, 2026 (Unaudited)

Shares	Description	Value

Underlying Funds – 92.7%

Equity(a) – 55.2%
2,833,399	Goldman Sachs Large Cap Value Insights Fund — Class R6	$79,051,828
2,110,218	Goldman Sachs Large Cap Growth Insights Fund — Class R6	78,436,803
2,639,631	Goldman Sachs International Equity Insights Fund — Class R6	54,112,428
2,603,063	Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	37,458,072
212,636	Goldman Sachs Small Cap Equity Insights Fund — Class R6	7,750,596
527,354	Goldman Sachs Global Infrastructure Fund — Class R6	7,451,518
260,762	Goldman Sachs International Small Cap Insights Fund — Class R6	4,753,681

		269,014,926

Exchange Traded Funds – 37.5%
780,196	Goldman Sachs MarketBeta U.S. Equity ETF(a)	80,438,208
506,945	Goldman Sachs MarketBeta International Equity ETF(a)	38,091,847
369,981	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	26,093,465
135,595	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	19,239,575
202,666	Goldman Sachs ActiveBeta International Equity ETF(a)	9,261,836
113,420	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	5,897,840

Shares	Description	Value

Underlying Funds – (continued)

Exchange Traded Funds – (continued)
39,950	iShares U.S. Real Estate ETF	$4,084,887

		183,107,658

TOTAL UNDERLYING FUNDS – 92.7% (Cost $311,427,026)		$452,122,584

Shares	Dividend Rate	Value

Investment Company(a) – 3.1%

Goldman Sachs Central Government Fund — Institutional Shares
15,121,479	3.703%	$15,121,479
(Cost $15,121,479)

TOTAL INVESTMENTS – 95.8% (Cost $326,548,505)		$467,244,063

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.2%		20,434,076

NET ASSETS – 100.0%		$487,678,139

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	BRL	580,000	USD	111,946	07/02/26	$349
	BRL	6,300,000	USD	1,202,386	08/04/26	7,748
	INR	231,500,000	USD	2,415,114	09/16/26	15,813
	USD	634,492	AUD	890,000	09/16/26	19,155
	USD	1,142,096	CAD	1,580,000	09/16/26	24,185
	USD	933,966	CHF	730,000	09/16/26	22,732
	USD	168,498	DKK	1,080,000	09/16/26	2,720
	USD	3,471,319	EUR	2,980,000	09/16/26	55,312
	USD	1,409,344	GBP	1,050,000	09/16/26	16,576
	USD	179,288	HKD	1,400,000	09/16/26	293
	USD	83,158	ILS	240,000	09/16/26	2,350
	USD	2,331,772	JPY	370,000,000	09/16/26	41,889
	USD	1,234,904	KRW	1,870,000,000	09/16/26	24,650
	USD	69,723	NOK	650,000	09/16/26	4,128
	USD	17,689	NZD	30,000	09/16/26	606
	USD	1,451,652	SEK	13,500,000	09/16/26	53,344
	USD	141,368	SGD	180,000	09/16/26	1,475

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC (continued)	ZAR	20,230,000	USD	1,219,199	09/16/26	$ 8,067

TOTAL						$301,392

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	1,750,000	USD	1,245,501	09/16/26	$(35,568)
	BRL	5,720,000	USD	1,132,830	07/02/26	(25,364)
	NOK	50,000	USD	5,046	09/16/26	(1)
	USD	96,790	AUD	140,000	09/16/26	(5)
	USD	1,211,684	BRL	6,300,000	07/02/26	(8,078)
	USD	113,191	CAD	160,000	09/16/26	(16)
	USD	137,263	CHF	110,000	09/16/26	(46)
	USD	18,416	DKK	120,000	09/16/26	(3)
	USD	378,226	EUR	330,000	09/16/26	(57)
	USD	112,738	GBP	85,000	09/16/26	(10)
	USD	13,441	ILS	40,000	09/16/26	(27)
	USD	272,242	JPY	44,000,000	09/16/26	(68)
	USD	1,218,343	NZD	2,140,000	09/16/26	(244)
	USD	1,374,108	SEK	13,275,000	09/16/26	(896)
	USD	23,307	SGD	30,000	09/16/26	(9)

TOTAL						$(70,392)

FUTURES CONTRACTS — At June 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI EAFE Index	9	09/18/26	$1,415,385	$ 10,286
S&P 500 E-Mini Index	156	09/18/26	58,876,350	690,057
S&P Toronto Stock Exchange 60 Index	31	09/17/26	8,986,667	61,155

TOTAL FUTURES CONTRACTS				$761,498

SWAP CONTRACTS — At June 30, 2026, the Fund had the following swap contracts:

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund(a)	Counterparty	Termination Date#	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

BAES0510 Index	12MEURO+0.000%	BofA Securities LLC	03/17/27	EUR4,211	$133

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund(a)	Counterparty	Termination Date#	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

BAUS0510 Index	0.000%	BofA Securities LLC	03/17/27	$4,831	$190

TOTAL					$323

(a)	Payments made monthly.
#

The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2026, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call CHF/Put NOK	MS & Co. Int. PLC	CHF	14.297	09/16/2026	1,861,000	CHF	1,861,000	$129	$31,870	$(31,741)
Call CHF/Put NOK	MS & Co. Int. PLC		14.658	12/16/2026	1,730,000		1,730,000	1,533	27,798	(26,265)
Call CHF/Put NOK	MS & Co. Int. PLC		14.016	03/17/2027	708,000		708,000	5,105	15,290	(10,185)
Call CHF/Put NOK	MS & Co. Int. PLC		13.698	06/16/2027	2,291,000		2,291,000	41,547	43,362	(1,815)
Call CHF/Put SEK	MS & Co. Int. PLC		13.045	09/16/2026	2,136,000		2,136,000	1,089	32,015	(30,926)
Call CHF/Put SEK	MS & Co. Int. PLC		12.920	12/16/2026	1,973,000		1,973,000	9,899	30,833	(20,934)
Call CHF/Put SEK	MS & Co. Int. PLC		13.176	03/17/2027	811,000		811,000	5,644	14,699	(9,055)
Call CHF/Put SEK	MS & Co. Int. PLC		13.086	06/16/2027	1,556,000		1,556,000	20,461	26,724	(6,263)
Call JPY/Put KRW	MS & Co. Int. PLC	JPY	10.589	09/16/2026	171,282,000	JPY	171,282,000	1,277	15,582	(14,305)
Call JPY/Put KRW	MS & Co. Int. PLC		10.715	12/16/2026	167,028,000		167,028,000	4,059	14,277	(10,218)
Call JPY/Put KRW	MS & Co. Int. PLC		10.678	03/17/2027	66,233,000		66,233,000	3,292	6,282	(2,990)
Call JPY/Put KRW	MS & Co. Int. PLC		10.680	06/16/2027	169,475,000		169,475,000	12,796	12,948	(152)
Call USD/Put CAD	MS & Co. Int. PLC	$	1.429	09/16/2026	5,980,000	$	5,980,000	27,263	39,014	(11,751)
Call USD/Put CAD	MS & Co. Int. PLC		1.431	12/16/2026	5,354,000		5,354,000	36,482	33,307	3,175
Call USD/Put CAD	MS & Co. Int. PLC		1.431	03/17/2027	1,766,000		1,766,000	15,175	14,372	803
Call USD/Put CAD	MS & Co. Int. PLC		1.450	06/16/2027	4,483,000		4,483,000	31,605	32,457	(852)
Call USD/Put CLP	MS & Co. Int. PLC		1,092.440	09/16/2026	1,896,000		1,896,000	1,536	32,742	(31,206)
Call USD/Put CLP	MS & Co. Int. PLC		1,040.580	12/16/2026	2,240,000		2,240,000	15,819	32,644	(16,825)
Call USD/Put CLP	MS & Co. Int. PLC		1,050.690	03/17/2027	735,000		735,000	7,754	13,803	(6,049)
Call USD/Put CLP	MS & Co. Int. PLC		1,013.540	06/16/2027	2,155,000		2,155,000	43,837	39,721	4,116
Call USD/Put KRW	MS & Co. Int. PLC		1,581.730	12/16/2026	1,326,000		1,326,000	22,122	13,419	8,703
Call USD/Put KRW	MS & Co. Int. PLC		1,642.100	03/17/2027	443,000		443,000	5,481	5,825	(344)
Call USD/Put KRW	MS & Co. Int. PLC		1,660.160	06/16/2027	550,000		550,000	7,727	6,397	1,330
Call USD/Put MXN	MS & Co. Int. PLC		21.614	09/15/2026	1,019,000		1,019,000	122	14,988	(14,866)
Call USD/Put SEK	MS & Co. Int. PLC		10.074	09/16/2026	1,232,000		1,232,000	6,061	15,884	(9,823)
Call USD/Put SEK	MS & Co. Int. PLC		10.040	12/16/2026	1,204,000		1,204,000	13,397	13,840	(443)
Call USD/Put SEK	MS & Co. Int. PLC		10.227	03/17/2027	913,000		913,000	10,162	13,885	(3,723)
Call USD/Put SEK	MS & Co. Int. PLC		10.163	06/16/2027	2,309,000		2,309,000	35,861	32,772	3,089

					620,689,000			$387,235	$626,750	$(239,515)

Puts
Put AUD/Call JPY	Citibank NA	AUD	99.570	06/16/2027	4,181,000	AUD	4,181,000	39,608	38,313	1,295

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put NZD/Call JPY	Citibank NA	NZD	83.619	06/16/2027	2,455,000	NZD	2,455,000	$20,089	$18,578	$1,511
Put AUD/Call JPY	MS & Co. Int. PLC	AUD	86.090	09/16/2026	4,606,000	AUD	4,606,000	124	46,535	(46,411)
Put AUD/Call JPY	MS & Co. Int. PLC		90.000	12/16/2026	4,052,000		4,052,000	3,431	42,337	(38,906)
Put AUD/Call JPY	MS & Co. Int. PLC		97.950	03/17/2027	1,557,000		1,557,000	7,690	17,988	(10,298)
Put AUD/Call USD	MS & Co. Int. PLC		0.613	09/16/2026	1,883,000		1,883,000	323	15,974	(15,651)
Put AUD/Call USD	MS & Co. Int. PLC		0.607	12/16/2026	1,618,000		1,618,000	1,773	13,860	(12,087)
Put AUD/Call USD	MS & Co. Int. PLC		0.647	06/16/2027	818,000		818,000	8,122	7,034	1,088
Put CAD/Call JPY	MS & Co. Int. PLC	CAD	95.680	09/16/2026	2,389,000	CAD	2,389,000	120	23,192	(23,072)
Put CAD/Call JPY	MS & Co. Int. PLC		102.300	12/16/2026	2,260,000		2,260,000	3,727	20,356	(16,629)
Put CAD/Call JPY	MS & Co. Int. PLC		104.900	03/17/2027	941,000		941,000	4,618	10,250	(5,632)
Put CAD/Call JPY	MS & Co. Int. PLC		104.550	06/16/2027	2,565,000		2,565,000	18,008	23,115	(5,107)
Put NZD/Call JPY	MS & Co. Int. PLC	NZD	77.260	09/16/2026	2,456,000	NZD	2,456,000	342	21,393	(21,051)
Put NZD/Call JPY	MS & Co. Int. PLC		79.800	12/16/2026	2,333,000		2,333,000	3,502	21,050	(17,548)
Put NZD/Call JPY	MS & Co. Int. PLC		82.370	03/17/2027	930,000		930,000	4,193	9,077	(4,884)
Put NZD/Call USD	MS & Co. Int. PLC		0.550	09/16/2026	1,041,000		1,041,000	2,784	7,721	(4,937)
Put NZD/Call USD	MS & Co. Int. PLC		0.537	12/16/2026	1,838,000		1,838,000	6,449	13,845	(7,396)
Put NZD/Call USD	MS & Co. Int. PLC		0.540	03/17/2027	752,000		752,000	4,730	6,178	(1,448)
Put NZD/Call USD	MS & Co. Int. PLC		0.543	06/16/2027	2,958,000		2,958,000	26,892	20,638	6,254

				41,633,000				$156,525	$377,434	$(220,909)

Total purchased option contracts				662,322,000				$543,760	$1,004,184	$(460,424)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$7,550.000	07/01/2026	(6)	$(4,530,000)	$(1,020)	$(7,003)	$5,983
S&P 500 Index	7,900.000	07/01/2026	(4)	(3,160,000)	(10)	(2,155)	2,145
S&P 500 Index	7,530.000	07/02/2026	(6)	(4,518,000)	(7,890)	(3,974)	(3,916)
S&P 500 Index	7,520.000	07/06/2026	(6)	(4,512,000)	(16,050)	(5,713)	(10,337)
S&P 500 Index	7,725.000	07/08/2026	(4)	(3,090,000)	(100)	(5,621)	5,521
S&P 500 Index	7,825.000	07/15/2026	(4)	(3,130,000)	(430)	(4,421)	3,991
S&P 500 Index	7,700.000	07/22/2026	(4)	(3,080,000)	(7,340)	(8,406)	1,066

			(34)		$(32,840)	$(37,293)	$4,453

Puts
S&P 500 Index	7,160.000	07/01/2026	(12)	(8,592,000)	(180)	(13,455)	13,275
S&P 500 Index	7,325.000	07/01/2026	(9)	(6,592,500)	(585)	(55,640)	55,055
S&P 500 Index	7,180.000	07/02/2026	(12)	(8,616,000)	(840)	(22,521)	21,681
S&P 500 Index	7,180.000	07/06/2026	(12)	(8,616,000)	(2,130)	(17,940)	15,810
S&P 500 Index	7,025.000	07/08/2026	(9)	(6,322,500)	(1,463)	(46,355)	44,892
S&P 500 Index	7,220.000	07/15/2026	(9)	(6,498,000)	(12,330)	(36,823)	24,493
S&P 500 Index	7,000.000	07/22/2026	(9)	(6,300,000)	(10,215)	(26,813)	16,598

			(72)		$(27,743)	$(219,547)	$191,804

Total written option contracts			(106)		$(60,583)	$(256,840)	$196,257

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$95.500	09/11/2026	36	$90,000	$53,325	$53,396	$(71)
3 Month SOFR	96.375	09/11/2026	42	105,000	1,575	60,472	(58,897)
3 Month SOFR	96.500	09/11/2026	158	395,000	4,938	153,410	(148,472)
3 Month SOFR	96.625	09/11/2026	34	85,000	850	56,604	(55,754)
3 Month SOFR	97.000	09/11/2026	42	105,000	787	32,632	(31,845)
3 Month SOFR	97.250	09/11/2026	34	85,000	425	22,167	(21,742)
3 Month SOFR	95.500	12/11/2026	43	107,500	54,825	55,178	(353)
3 Month SOFR	96.000	12/11/2026	60	150,000	26,250	120,868	(94,618)
3 Month SOFR	96.375	12/11/2026	39	97,500	5,362	60,540	(55,178)
3 Month SOFR	96.500	12/11/2026	203	507,500	22,838	239,423	(216,585)
3 Month SOFR	96.000	03/12/2027	58	145,000	35,888	121,914	(86,026)
3 Month SOFR	96.250	03/12/2027	39	97,500	15,600	78,076	(62,476)
3 Month SOFR	96.500	03/12/2027	151	377,500	41,525	174,283	(132,758)
3 Month SOFR	97.250	03/12/2027	204	510,000	25,500	98,537	(73,037)
3 Month SOFR	96.000	06/11/2027	52	130,000	43,875	111,902	(68,027)
3 Month SOFR	96.250	06/11/2027	39	97,500	23,400	80,026	(56,626)
3 Month SOFR	96.500	06/11/2027	257	642,500	110,831	344,504	(233,673)
3 Month SOFR	96.250	09/10/2027	40	100,000	31,500	81,078	(49,578)
3 Month SOFR	96.500	09/10/2027	115	287,500	67,563	183,038	(115,475)
3 Month SOFR	97.000	09/10/2027	69	172,500	24,581	52,748	(28,167)
3 Month SOFR	95.625	12/10/2027	45	112,500	84,375	83,901	474
3 Month SOFR	96.375	12/10/2027	79	197,500	67,150	132,322	(65,172)
3 Month SOFR	96.500	12/10/2027	143	357,500	106,356	234,380	(128,024)
3 Month SOFR	95.750	03/10/2028	45	112,500	83,531	82,775	756
3 Month SOFR	96.250	03/10/2028	75	187,500	84,844	147,053	(62,209)
3 Month SOFR	96.375	03/10/2028	125	312,500	124,219	232,008	(107,789)
3 Month SOFR	95.750	06/16/2028	45	112,500	89,156	88,963	193
3 Month SOFR	96.250	06/16/2028	74	185,000	92,963	149,995	(57,032)
3 Month SOFR	95.750	09/15/2028	46	115,000	95,163	95,540	(377)
3 Month SOFR	95.750	12/15/2028	44	110,000	94,325	94,686	(361)

TOTAL			2,436	$6,090,000	$1,513,520	$3,522,419	$(2,008,899)

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazil Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
DKK	—Denmark Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
ETF	—Exchange Traded Fund

Abbreviations:
BofA Securities LLC	—Bank of America Securities LLC
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Financing Rate

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH ALLOCATION FUND

Schedule of Investments June 30, 2026 (Unaudited)

Shares	Description	Value

Underlying Funds – 92.3%

Dynamic(a) –0.8%
1,053,803	Goldman Sachs Managed Futures Strategy Fund — Class R6	$10,443,187

Equity(a) – 43.9%
4,069,564	Goldman Sachs Large Cap Growth Insights Fund — Class R6	151,265,681
5,304,950	Goldman Sachs Large Cap Value Insights Fund — Class R6	148,008,104
5,753,015	Goldman Sachs International Equity Insights Fund — Class R6	117,936,815
4,698,834	Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	67,616,213
822,788	Goldman Sachs Small Cap Equity Insights Fund — Class R6	29,990,636
980,055	Goldman Sachs International Small Cap Insights Fund — Class R6	17,866,397
1,252,149	Goldman Sachs Global Infrastructure Fund — Class R6	17,692,866

		550,376,712

Exchange Traded Funds – 43.6%
1,950,964	Goldman Sachs MarketBeta U.S. Equity ETF(a)	201,144,389
1,239,326	Goldman Sachs MarketBeta International Equity ETF(a)	93,122,956
1,860,061	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	85,395,401
348,173	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	49,402,267
655,788	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	46,250,432
638,453	Goldman Sachs Access U.S. Aggregate Bond ETF(a)	26,278,853
529,974	Goldman Sachs ActiveBeta International Equity ETF(a)	24,219,812
330,964	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	17,210,128
14,652	State Street Health Care Select Sector SPDR ETF	2,324,686

Shares	Description	Value

Underlying Funds – (continued)

Exchange Traded Funds – (continued)
2,712	iShares MSCI Mexico ETF	$204,132

		545,553,056

Fixed Income(a) – 4.0%
4,043,416	Goldman Sachs Emerging Markets Debt Fund — Class R6	42,213,263
1,151,314	Goldman Sachs High Yield Fund — Class R6	6,481,898
140,641	Goldman Sachs High Yield Floating Rate Fund — Class R6	1,179,977

		49,875,138

TOTAL UNDERLYING FUNDS – 92.3% (Cost $834,088,920)		$1,156,248,093

Shares	Dividend Rate	Value

Investment Company(a) – 3.1%

Goldman Sachs Central Government Fund — Institutional Shares
38,347,150	3.703%	$38,347,150
(Cost $38,347,150)

TOTAL INVESTMENTS – 95.4% (Cost $ 872,436,070)		$1,194,595,243

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.6%		58,238,708

NET ASSETS – 100.0%		$1,252,833,951

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	BRL	600,000	USD	115,807	07/02/26	$ 361
	BRL	15,480,000	USD	2,954,434	08/04/26	19,039
	INR	568,500,000	USD	5,929,460	09/16/26	40,226
	USD	2,723,324	AUD	3,820,000	09/16/26	82,217
	USD	2,963,668	CAD	4,100,000	09/16/26	62,758
	USD	3,966,157	CHF	3,100,000	09/16/26	96,533
	USD	717,676	DKK	4,600,000	09/16/26	11,584

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS GROWTH ALLOCATION FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC (continued)	USD	14,817,172	EUR	12,720,000	09/16/26	$ 236,097
	USD	6,019,912	GBP	4,485,000	09/16/26	70,802
	USD	763,257	HKD	5,960,000	09/16/26	1,247
	USD	374,211	ILS	1,080,000	09/16/26	10,574
	USD	9,957,297	JPY	1,580,000,000	09/16/26	178,878
	USD	3,046,561	KRW	4,610,000,000	09/16/26	62,992
	USD	911,045	MXN	15,875,000	09/17/26	9,118
	USD	284,256	NOK	2,650,000	09/16/26	16,829
	USD	76,650	NZD	130,000	09/16/26	2,624
	USD	4,312,569	SEK	40,125,000	09/16/26	156,485
	USD	612,596	SGD	780,000	09/16/26	6,390
	ZAR	49,560,000	USD	2,986,826	09/16/26	19,763

TOTAL						$1,084,517

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	4,300,000	USD	3,065,084	09/16/26	$ (92,110)
	BRL	14,880,000	USD	2,946,943	07/02/26	(65,982)
	USD	2,977,280	BRL	15,480,000	07/02/26	(19,849)
	USD	120,265	CAD	170,000	09/16/26	(17)
	USD	2,988,925	NZD	5,250,000	09/16/26	(598)
	USD	3,136,360	SEK	30,300,000	09/16/26	(2,066)

TOTAL						$(180,622)

FUTURES CONTRACTS — At June 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
5 Year U.S. Treasury Notes	35	09/30/26	$3,746,641	$ 6,940
FTSE/JSE Top 40 Index	13	09/17/26	814,389	(20,960)
IFSC NIFTY 50 Index	28	07/28/26	1,344,252	(3,791)
MSCI EAFE Index	27	09/18/26	4,246,155	30,860
S&P 500 E-Mini Index	181	09/18/26	68,311,662	800,667

TOTAL FUTURES CONTRACTS				$813,716

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH ALLOCATION FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2026(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.HY Ind 46	(5.000)%	3.040%	06/20/31	$5,475	$(448,378)	$(253,958)	$(194,420)

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date#	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation)*

BAES0510 Index	12MEURO+0.000%(a)	BofA Securities LLC	03/17/27	EUR	11,089	$350
BAUS0510 Index(b)	0.000%(a)	BofA Securities LLC	03/17/27		$12,721	501
SXDR Index	12MEURO+0.340%(c)	JPMorgan Securities, Inc.	08/04/26	EUR	1,490	(113)
SXDR Index	12MEURO+0.017%(c)	JPMorgan Securities, Inc.	08/04/26	EUR	960	(68)

TOTAL						$670

(a)	Payments made monthly.
(b)	The top 50 components are shown below.
(c)	Payments made quarterly.
#

The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

A basket (BAUS0510) of Swaption

Caption	Security Type	Shares	Value	Weight

ATMF Straddle, 28/01/26	Swaption	—	$—	0.0%
ATMF Straddle, 07/01/26	Swaption	—	—	0.0
ATMF Straddle, 10/06/26	Swaption	—	—	0.0
ATMF Straddle, 27/05/26	Swaption	—	—	0.0
ATMF Straddle, 22/04/26	Swaption	—	—	0.0
ATMF Straddle, 20/05/26	Swaption	—	—	0.0
ATMF Straddle, 11/02/26	Swaption	—	—	0.0
ATMF Straddle, 29/04/26	Swaption	—	—	0.0
ATMF Straddle, 08/04/26	Swaption	—	—	0.0
ATMF Straddle, 18/02/26	Swaption	—	—	0.0
ATMF Straddle, 31/12/25	Swaption	—	—	0.0
ATMF Straddle, 21/01/26	Swaption	—	—	0.0
ATMF Straddle, 01/04/26	Swaption	—	—	0.0
ATMF Straddle, 25/02/26	Swaption	—	—	0.0
ATMF Straddle, 06/05/26	Swaption	—	—	0.0
ATMF Straddle, 04/03/26	Swaption	—	—	0.0
ATMF Straddle, 11/03/26	Swaption	—	—	0.0
ATMF Straddle, 24/12/25	Swaption	—	—	0.0
ATMF Straddle, 17/12/25	Swaption	—	—	0.0
ATMF Straddle, 18/03/26	Swaption	—	—	0.0

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS GROWTH ALLOCATION FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (BAUS0510) of Swaption (continued)

Caption	Security Type	Shares	Value	Weight

ATMF Straddle, 05/11/25	Swaption	—	$—	0.0%
ATMF Straddle, 25/03/26	Swaption	—	—	0.0
ATMF Straddle, 14/01/26	Swaption	—	—	0.0
ATMF Straddle, 03/12/25	Swaption	—	—	0.0
ATMF Straddle, 29/10/25	Swaption	—	—	0.0
ATMF Straddle, 12/11/25	Swaption	—	—	0.0
ATMF Straddle, 10/12/25	Swaption	—	—	0.0
ATMF Straddle, 17/09/25	Swaption	—	—	0.0
ATMF Straddle, 26/11/25	Swaption	—	—	0.0
ATMF Straddle, 19/11/25	Swaption	—	—	0.0
ATMF Straddle, 22/10/25	Swaption	—	—	0.0
ATMF Straddle, 24/09/25	Swaption	—	—	0.0
ATMF Straddle, 01/10/25	Swaption	—	—	0.0
ATMF Straddle, 04/02/26	Swaption	—	—	0.0
ATMF Straddle, 15/10/25	Swaption	—	—	0.0
ATMF Straddle, 08/10/25	Swaption	—	—	0.0
ATMF Straddle, 27/08/25	Swaption	—	—	0.0
ATMF Straddle, 10/09/25	Swaption	—	—	0.0
ATMF Straddle, 03/09/25	Swaption	—	—	0.0
ATMF Straddle, 20/08/25	Swaption	—	—	0.0
ATMF Straddle, 13/08/25	Swaption	—	—	0.0
ATMF Straddle, 06/08/25	Swaption	—	—	0.0
ATMF Straddle, 30/07/25	Swaption	—	—	0.0
ATMF Straddle, 23/07/25	Swaption	—	—	0.0
ATMF Straddle, 24/06/26	Swaption	—	—	0.0
ATMF Straddle, 16/07/25	Swaption	—	—	0.0
ATMF Straddle, 17/06/26	Swaption	—	—	0.0
ATMF Straddle, 15/04/26	Swaption	—	—	0.0
ATMF Straddle, 13/05/26	Swaption	—	—	0.0
ATMF Straddle, 03/06/26	Swaption	—	—	0.0

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2026, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Puts
IGV Index	MS & Co. Int. PLC	$78.100	07/17/2026	(10,493)	$(10,493)	$(1,200)	$(26,276)	$25,076
IGV Index	MS & Co. Int. PLC	83.845	08/21/2026	(10,347)	(10,347)	(20,177)	(22,749)	2,572
SX7E Index	MS & Co. Int. PLC	247.822	09/10/2026	(6,073)	(6,073)	(11,638)	(50,595)	38,957

TOTAL				(26,913)	$(26,913)	$(33,015)	$(99,620)	$66,605

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call CHF/Put NOK	MS & Co. Int. PLC	CHF	14.297	09/16/2026	2,986,000	CHF	2,986,000	$207	$51,136	$(50,929)
Call CHF/Put NOK	MS & Co. Int. PLC		14.658	12/16/2026	2,855,000		2,855,000	2,530	45,875	(43,345)

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH ALLOCATION FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call CHF/Put NOK	MS & Co. Int. PLC	CHF	14.016	03/17/2027	2,755,000	CHF	2,755,000	$19,865	$59,499	$(39,634)
Call CHF/Put NOK	MS & Co. Int. PLC		13.698	06/16/2027	3,763,000		3,763,000	68,242	71,223	(2,981)
Call CHF/Put SEK	MS & Co. Int. PLC		13.045	09/16/2026	3,426,000		3,426,000	1,747	51,350	(49,603)
Call CHF/Put SEK	MS & Co. Int. PLC		12.920	12/16/2026	3,256,000		3,256,000	16,336	50,883	(34,547)
Call CHF/Put SEK	MS & Co. Int. PLC		13.176	03/17/2027	3,160,000		3,160,000	21,991	57,274	(35,283)
Call CHF/Put SEK	MS & Co. Int. PLC		13.086	06/16/2027	2,556,000		2,556,000	33,611	43,899	(10,288)
Call JPY/Put KRW	MS & Co. Int. PLC	JPY	10.589	09/16/2026	274,790,000	JPY	274,790,000	2,049	24,998	(22,949)
Call JPY/Put KRW	MS & Co. Int. PLC		10.715	12/16/2026	275,642,000		275,642,000	6,698	23,561	(16,863)
Call JPY/Put KRW	MS & Co. Int. PLC		10.678	03/17/2027	257,914,000		257,914,000	12,818	24,463	(11,645)
Call JPY/Put KRW	MS & Co. Int. PLC		10.680	06/16/2027	278,413,000		278,413,000	21,022	21,269	(247)
Call USD/Put CAD	MS & Co. Int. PLC	$	1.429	09/16/2026	9,594,000	$	9,594,000	43,739	62,591	(18,852)
Call USD/Put CAD	MS & Co. Int. PLC		1.431	12/16/2026	8,836,000		8,836,000	60,209	54,969	5,240
Call USD/Put CAD	MS & Co. Int. PLC		1.431	03/17/2027	6,875,000		6,875,000	59,077	55,949	3,128
Call USD/Put CAD	MS & Co. Int. PLC		1.450	06/16/2027	7,364,000		7,364,000	51,915	53,315	(1,400)
Call USD/Put CLP	MS & Co. Int. PLC		1,092.440	09/16/2026	3,042,000		3,042,000	2,464	52,532	(50,068)
Call USD/Put CLP	MS & Co. Int. PLC		1,040.580	12/16/2026	3,697,000		3,697,000	26,108	53,876	(27,768)
Call USD/Put CLP	MS & Co. Int. PLC		1,050.690	03/17/2027	2,863,000		2,863,000	30,205	53,764	(23,559)
Call USD/Put CLP	MS & Co. Int. PLC		1,013.540	06/16/2027	3,540,000		3,540,000	72,010	65,249	6,761
Call USD/Put KRW	MS & Co. Int. PLC		1,581.730	12/16/2026	2,189,000		2,189,000	36,519	22,153	14,366
Call USD/Put KRW	MS & Co. Int. PLC		1,642.100	03/17/2027	1,726,000		1,726,000	21,358	22,697	(1,339)
Call USD/Put KRW	MS & Co. Int. PLC		1,660.160	06/16/2027	904,000		904,000	12,699	10,514	2,185
Call USD/Put MXN	MS & Co. Int. PLC		21.614	09/15/2026	1,634,000		1,634,000	197	24,035	(23,838)
Call USD/Put SEK	MS & Co. Int. PLC		10.074	09/16/2026	1,977,000		1,977,000	9,727	25,489	(15,762)
Call USD/Put SEK	MS & Co. Int. PLC		10.040	12/16/2026	1,987,000		1,987,000	22,108	22,841	(733)
Call USD/Put SEK	MS & Co. Int. PLC		10.227	03/17/2027	3,556,000		3,556,000	39,578	54,080	(14,502)
Call USD/Put SEK	MS & Co. Int. PLC		10.163	06/16/2027	3,793,000		3,793,000	58,909	53,834	5,075

					1,175,093,000			$753,938	$1,213,318	$(459,380)

Puts
Put EUR/Call BRL	Barclays Bank PLC	EUR	5.850	07/03/2026	2,900,000	EUR	2,900,000	2,760	18,056	(15,296)
Put AUD/Call JPY	Citibank NA	AUD	99.570	06/16/2027	6,868,000	AUD	6,868,000	65,063	62,936	2,127
Put NZD/Call JPY	Citibank NA	NZD	83.619	06/16/2027	4,034,000	NZD	4,034,000	33,010	30,528	2,482
Put AUD/Call JPY	MS & Co. Int. PLC	AUD	86.090	09/16/2026	7,390,000	AUD	7,390,000	200	74,662	(74,462)
Put AUD/Call JPY	MS & Co. Int. PLC		90.000	12/16/2026	6,687,000		6,687,000	5,662	69,868	(64,206)
Put AUD/Call JPY	MS & Co. Int. PLC		97.950	03/17/2027	6,065,000		6,065,000	29,956	70,069	(40,113)
Put AUD/Call USD	MS & Co. Int. PLC		0.613	09/16/2026	3,022,000		3,022,000	519	25,636	(25,117)
Put AUD/Call USD	MS & Co. Int. PLC		0.607	12/16/2026	2,670,000		2,670,000	2,926	22,871	(19,945)
Put AUD/Call USD	MS & Co. Int. PLC		0.647	06/16/2027	1,344,000		1,344,000	13,346	11,558	1,788
Put CAD/Call JPY	MS & Co. Int. PLC	CAD	95.680	09/16/2026	3,833,000	CAD	3,833,000	192	37,210	(37,018)
Put CAD/Call JPY	MS & Co. Int. PLC		102.300	12/16/2026	3,729,000		3,729,000	6,150	33,588	(27,438)
Put CAD/Call JPY	MS & Co. Int. PLC		104.900	03/17/2027	3,665,000		3,665,000	17,984	39,920	(21,936)
Put CAD/Call JPY	MS & Co. Int. PLC		104.550	06/16/2027	4,214,000		4,214,000	29,585	37,975	(8,390)
Put NZD/Call JPY	MS & Co. Int. PLC	NZD	77.260	09/16/2026	3,941,000	NZD	3,941,000	548	34,328	(33,780)
Put NZD/Call JPY	MS & Co. Int. PLC		79.800	12/16/2026	3,849,000		3,849,000	5,778	34,729	(28,951)
Put NZD/Call JPY	MS & Co. Int. PLC		82.370	03/17/2027	3,622,000		3,622,000	16,327	35,350	(19,023)
Put NZD/Call USD	MS & Co. Int. PLC		0.550	09/16/2026	1,669,000		1,669,000	4,463	12,379	(7,916)
Put NZD/Call USD	MS & Co. Int. PLC		0.537	12/16/2026	3,033,000		3,033,000	10,642	22,846	(12,204)
Put NZD/Call USD	MS & Co. Int. PLC		0.540	03/17/2027	2,928,000		2,928,000	18,416	24,055	(5,639)

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS GROWTH ALLOCATION FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put NZD/Call USD	MS & Co. Int. PLC	NZD	0.543	06/16/2027	4,859,000	NZD	4,859,000	$44,174	$33,902	$10,272

					80,322,000			$307,701	$732,466	$(424,765)

Total purchased option contracts					1,255,415,000			$1,061,639	$1,945,784	$(884,145)

Written option contracts
Puts
Put EUR/Call BRL	Barclays Bank PLC	EUR	5.700	07/03/2026	(2,900,000)	EUR	(2,900,000)	(3)	(5,514)	5,511

TOTAL					1,252,515,000			$1,061,636	$1,940,270	$(878,634)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$7,550.000	07/01/2026	(14)	$(10,570,000)	$(2,380)	$(16,341)	$13,961
S&P 500 Index	7,900.000	07/01/2026	(10)	(7,900,000)	(25)	(5,388)	5,363
S&P 500 Index	7,530.000	07/02/2026	(14)	(10,542,000)	(18,410)	(9,273)	(9,137)
S&P 500 Index	7,520.000	07/06/2026	(14)	(10,528,000)	(37,450)	(13,331)	(24,119)
S&P 500 Index	7,725.000	07/08/2026	(11)	(8,497,500)	(275)	(15,458)	15,183
S&P 500 Index	7,825.000	07/15/2026	(10)	(7,825,000)	(1,075)	(11,053)	9,978
S&P 500 Index	7,700.000	07/22/2026	(11)	(8,470,000)	(20,185)	(23,113)	2,928

			(84)		$(79,800)	$(93,957)	$14,157

Puts
S&P 500 Index	7,160.000	07/01/2026	(28)	(20,048,000)	(420)	(31,396)	30,976
S&P 500 Index	7,325.000	07/01/2026	(21)	(15,382,500)	(1,365)	(127,386)	126,021
S&P 500 Index	7,180.000	07/02/2026	(28)	(20,104,000)	(1,960)	(52,550)	50,590
S&P 500 Index	7,180.000	07/06/2026	(28)	(20,104,000)	(4,970)	(41,860)	36,890
S&P 500 Index	7,025.000	07/08/2026	(21)	(14,752,500)	(3,413)	(108,160)	104,747
S&P 500 Index	7,220.000	07/15/2026	(21)	(15,162,000)	(28,770)	(85,919)	57,149
S&P 500 Index	7,000.000	07/22/2026	(21)	(14,700,000)	(23,835)	(62,565)	38,730

			(168)		$(64,733)	$(509,836)	$445,103

Total written option contracts			(252)		$(144,533)	$(603,793)	$459,260

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$95.500	09/11/2026	67	$167,500	$99,244	$99,375	$(131)
3 Month SOFR	96.375	09/11/2026	126	315,000	4,725	181,417	(176,692)
3 Month SOFR	96.500	09/11/2026	368	920,000	11,499	411,933	(400,434)

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH ALLOCATION FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

3 Month SOFR	$96.625	09/11/2026	105	$262,500	$2,625	$174,806	$(172,181)
3 Month SOFR	97.000	09/11/2026	121	302,500	2,269	94,012	(91,743)
3 Month SOFR	97.250	09/11/2026	57	142,500	713	37,162	(36,449)
3 Month SOFR	95.500	12/11/2026	79	197,500	100,725	101,374	(649)
3 Month SOFR	96.000	12/11/2026	173	432,500	75,688	348,502	(272,814)
3 Month SOFR	96.375	12/11/2026	119	297,500	16,363	184,726	(168,363)
3 Month SOFR	96.500	12/11/2026	450	1,125,000	50,625	573,157	(522,532)
3 Month SOFR	96.000	03/12/2027	168	420,000	103,950	353,129	(249,179)
3 Month SOFR	96.250	03/12/2027	65	162,500	26,000	130,126	(104,126)
3 Month SOFR	96.500	03/12/2027	370	925,000	101,750	484,063	(382,313)
3 Month SOFR	97.250	03/12/2027	475	1,187,500	59,375	229,119	(169,744)
3 Month SOFR	96.000	06/11/2027	149	372,500	125,719	320,642	(194,923)
3 Month SOFR	96.250	06/11/2027	65	162,500	39,000	133,377	(94,377)
3 Month SOFR	96.500	06/11/2027	438	1,095,000	188,888	636,096	(447,208)
3 Month SOFR	96.250	09/10/2027	66	165,000	51,975	133,779	(81,804)
3 Month SOFR	96.500	09/10/2027	268	670,000	157,450	424,650	(267,200)
3 Month SOFR	97.000	09/10/2027	119	297,500	42,394	90,971	(48,577)
3 Month SOFR	95.625	12/10/2027	83	207,500	155,625	154,750	875
3 Month SOFR	96.375	12/10/2027	138	345,000	117,300	231,144	(113,844)
3 Month SOFR	96.500	12/10/2027	332	830,000	246,925	541,701	(294,776)
3 Month SOFR	95.750	03/10/2028	84	210,000	155,925	154,515	1,410
3 Month SOFR	96.250	03/10/2028	131	327,500	148,194	256,853	(108,659)
3 Month SOFR	96.375	03/10/2028	292	730,000	290,175	539,222	(249,047)
3 Month SOFR	95.750	06/16/2028	83	207,500	164,444	164,088	356
3 Month SOFR	96.250	06/16/2028	128	320,000	160,799	259,451	(98,652)
3 Month SOFR	95.750	09/15/2028	84	210,000	173,775	174,465	(690)
3 Month SOFR	95.750	12/15/2028	81	202,500	173,644	174,309	(665)

TOTAL			5,284	$13,210,000	$3,047,783	$7,792,914	$(4,745,131)

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazil Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
DKK	—Denmark Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS GROWTH ALLOCATION FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
ETF	—Exchange Traded Fund
MSCI	—Morgan Stanley Capital International
SPDR	—Standard & Poor’s Depositary Receipt

Abbreviations:

BofA Securities LLC	—Bank of America Securities LLC
CDX.NA.HY Ind 46	—CDX North America High Yield Index 46
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Financing Rate

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MODERATE ALLOCATION FUND

Schedule of Investments June 30, 2026 (Unaudited)

Shares	Description	Value

Underlying Funds – 94.1%

Dynamic(a) – 0.9%
1,019,811	Goldman Sachs Managed Futures Strategy Fund — Class R6	$10,106,329

Equity(a) – 34.1%
3,958,450	Goldman Sachs Large Cap Value Insights Fund — Class R6	110,440,754
2,941,445	Goldman Sachs Large Cap Growth Insights Fund — Class R6	109,333,516
4,140,638	Goldman Sachs International Equity Insights Fund — Class R6	84,883,079
2,535,292	Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	36,482,849

559,662	Goldman Sachs Small Cap Equity Insights Fund — Class R6	20,399,671
1,285,046	Goldman Sachs Global Infrastructure Fund — Class R6	18,157,707
651,839	Goldman Sachs International Small Cap Insights Fund — Class R6	11,883,026

		391,580,602

Exchange Traded Funds – 35.9%
1,295,276	Goldman Sachs MarketBeta U.S. Equity ETF(a)	133,542,956
2,547,130	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	116,938,738
905,257	Goldman Sachs MarketBeta International Equity ETF(a)	68,021,011
223,124	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	31,659,064
443,371	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	31,269,405
396,507	Goldman Sachs ActiveBeta International Equity ETF(a)	18,120,370
176,202	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	9,162,504
13,456	State Street Health Care Select Sector SPDR ETF	2,134,929
3,887	iShares MSCI Mexico ETF	292,574

		411,141,551

Shares	Description	Value

Underlying Funds – (continued)

Fixed Income(a) – 23.2%
17,669,117	Goldman Sachs Global Core Fixed Income Fund — Class R6	$201,427,931
3,491,853	Goldman Sachs Inflation Protected Securities Fund — Class R6	32,928,170
2,323,416	Goldman Sachs Emerging Markets Debt Fund — Class R6	24,256,461
1,011,761	Goldman Sachs High Yield Fund — Class R6	5,696,215
149,964	Goldman Sachs High Yield Floating Rate Fund — Class R6	1,258,198

		265,566,975

TOTAL UNDERLYING FUNDS – 94.1% (Cost $853,622,875)		$1,078,395,457

Shares	Dividend Rate	Value

Investment Company(a) – 2.5%

Goldman Sachs Central Government Fund — Institutional Shares
28,303,770	3.703%	$28,303,770
(Cost $ 28,303,770)

TOTAL INVESTMENTS – 96.6% (Cost $ 881,926,645)		$1,106,699,227

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.4%		39,075,137

NET ASSETS – 100.0%		$1,145,774,364

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	BRL	340,000	USD	65,624	07/02/26	$ 205
	BRL	14,300,000	USD	2,729,225	08/04/26	17,588
	INR	525,500,000	USD	5,480,682	09/16/26	37,471
	USD	3,386,332	AUD	4,750,000	09/16/26	102,233
	USD	2,782,956	CAD	3,850,000	09/16/26	58,931
	USD	4,925,711	CHF	3,850,000	09/16/26	119,887
	USD	893,974	DKK	5,730,000	09/16/26	14,430

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS MODERATE ALLOCATION FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC (continued)	USD	18,463,221	EUR	15,850,000	09/16/26	$ 294,194
	USD	7,503,079	GBP	5,590,000	09/16/26	88,246
	USD	951,509	HKD	7,430,000	09/16/26	1,555
	USD	471,228	ILS	1,360,000	09/16/26	13,315
	USD	12,402,507	JPY	1,968,000,000	09/16/26	222,805
	USD	2,815,774	KRW	4,260,000,000	09/16/26	58,724
	USD	860,830	MXN	15,000,000	09/17/26	8,615
	USD	353,979	NOK	3,300,000	09/16/26	20,957
	USD	94,339	NZD	160,000	09/16/26	3,230
	USD	4,456,209	SEK	41,475,000	09/16/26	160,295
	USD	769,672	SGD	980,000	09/16/26	8,028
	ZAR	45,850,000	USD	2,763,236	09/16/26	18,284

TOTAL						$1,248,993

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	3,970,000	USD	2,831,096	09/16/26	$ (86,280)
	BRL	13,960,000	USD	2,757,079	07/02/26	(54,242)
	USD	2,750,330	BRL	14,300,000	07/02/26	(18,336)
	USD	70,744	CAD	100,000	09/16/26	(10)
	USD	2,761,197	NZD	4,850,000	09/16/26	(553)
	USD	2,856,882	SEK	27,600,000	09/16/26	(1,881)

TOTAL						$(161,302)

FUTURES CONTRACTS — At June 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
5 Year U.S. Treasury Notes	32	09/30/26	$3,425,500	$ 6,345
FTSE/JSE Top 40 Index	12	09/17/26	751,744	(19,348)
IFSC NIFTY 50 Index	30	07/28/26	1,440,270	(4,062)
MSCI EAFE Index	25	09/18/26	3,931,625	28,574
S&P 500 E-Mini Index	159	09/18/26	60,008,587	699,607

TOTAL FUTURES CONTRACTS				$711,116

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MODERATE ALLOCATION FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2026(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.HY Ind 46	(5.000)%	3.040%	06/20/31	$5,178	$(424,054)	$(235,061)	$(188,993)

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date#	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

BAES0510 Index	12M EURO+0.000%(a)	BofA Securities LLC	03/17/27	EUR10,418	$ 328
BAUS0510 Index(b)	0.000%(a)	BofA Securities LLC	03/17/27	$ 11,950	471
SXDR Index	12M EURO+0.340%(c)	JPMorgan Securities, Inc.	08/04/26	EUR 1,409	(107)
SXDR Index	12MEURO+0.170(c)	JPMorgan Securities, Inc.	08/04/26	EUR 894	(63)

TOTAL					$ 629

(a)	Payments made monthly.
(b)	The top 50 components are shown below.
(c)	Payments made quarterly.
#

The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

A basket (BAUS0510) of Swaption

Caption	Security Type	Shares	Value	Weight

ATMF Straddle, 28/01/26	Swaption	—	$—	0.0%
ATMF Straddle, 07/01/26	Swaption	—	—	0.0
ATMF Straddle, 10/06/26	Swaption	—	—	0.0
ATMF Straddle, 27/05/26	Swaption	—	—	0.0
ATMF Straddle, 22/04/26	Swaption	—	—	0.0
ATMF Straddle, 20/05/26	Swaption	—	—	0.0
ATMF Straddle, 11/02/26	Swaption	—	—	0.0
ATMF Straddle, 29/04/26	Swaption	—	—	0.0
ATMF Straddle, 08/04/26	Swaption	—	—	0.0
ATMF Straddle, 18/02/26	Swaption	—	—	0.0
ATMF Straddle, 31/12/25	Swaption	—	—	0.0
ATMF Straddle, 21/01/26	Swaption	—	—	0.0
ATMF Straddle, 01/04/26	Swaption	—	—	0.0
ATMF Straddle, 25/02/26	Swaption	—	—	0.0
ATMF Straddle, 06/05/26	Swaption	—	—	0.0
ATMF Straddle, 04/03/26	Swaption	—	—	0.0
ATMF Straddle, 11/03/26	Swaption	—	—	0.0
ATMF Straddle, 24/12/25	Swaption	—	—	0.0
ATMF Straddle, 17/12/25	Swaption	—	—	0.0
ATMF Straddle, 18/03/26	Swaption	—	—	0.0

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS MODERATE ALLOCATION FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (BAUS0510) of Swaption (continued)

Caption	Security Type	Shares	Value	Weight

ATMF Straddle, 05/11/25	Swaption	—	$—	0.0%
ATMF Straddle, 25/03/26	Swaption	—	—	0.0
ATMF Straddle, 14/01/26	Swaption	—	—	0.0
ATMF Straddle, 03/12/25	Swaption	—	—	0.0
ATMF Straddle, 29/10/25	Swaption	—	—	0.0
ATMF Straddle, 12/11/25	Swaption	—	—	0.0
ATMF Straddle, 10/12/25	Swaption	—	—	0.0
ATMF Straddle, 17/09/25	Swaption	—	—	0.0
ATMF Straddle, 26/11/25	Swaption	—	—	0.0
ATMF Straddle, 19/11/25	Swaption	—	—	0.0
ATMF Straddle, 22/10/25	Swaption	—	—	0.0
ATMF Straddle, 24/09/25	Swaption	—	—	0.0
ATMF Straddle, 01/10/25	Swaption	—	—	0.0
ATMF Straddle, 04/02/26	Swaption	—	—	0.0
ATMF Straddle, 15/10/25	Swaption	—	—	0.0
ATMF Straddle, 08/10/25	Swaption	—	—	0.0
ATMF Straddle, 27/08/25	Swaption	—	—	0.0
ATMF Straddle, 10/09/25	Swaption	—	—	0.0
ATMF Straddle, 03/09/25	Swaption	—	—	0.0
ATMF Straddle, 20/08/25	Swaption	—	—	0.0
ATMF Straddle, 13/08/25	Swaption	—	—	0.0
ATMF Straddle, 06/08/25	Swaption	—	—	0.0
ATMF Straddle, 30/07/25	Swaption	—	—	0.0
ATMF Straddle, 23/07/25	Swaption	—	—	0.0
ATMF Straddle, 24/06/26	Swaption	—	—	0.0
ATMF Straddle, 16/07/25	Swaption	—	—	0.0
ATMF Straddle, 17/06/26	Swaption	—	—	0.0
ATMF Straddle, 15/04/26	Swaption	—	—	0.0
ATMF Straddle, 13/05/26	Swaption	—	—	0.0
ATMF Straddle, 03/06/26	Swaption	—	—	0.0

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2026, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Puts
IGV Index	MS & Co. Int. PLC	$78.100	07/17/2026	(9,798)	$(9,798)	$(1,120)	$(24,535)	$23,415
IGV Index	MS & Co. Int. PLC	83.845	08/21/2026	(9,400)	(9,400)	(18,330)	(20,667)	2,337
SX7E Index	MS & Co. Int. PLC	247.822	09/10/2026	(5,538)	(5,538)	(10,613)	(46,138)	35,525

TOTAL				(24,736)	$(24,736)	$(30,063)	$(91,340)	$61,277

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call CHF/Put NOK	MS & Co. Int. PLC	CHF	14.297	09/16/2026	2,691,000	CHF	2,691,000	$186	$46,083	$(45,897)
Call CHF/Put NOK	MS & Co. Int. PLC		14.658	12/16/2026	2,626,000		2,626,000	2,327	42,196	(39,869)

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MODERATE ALLOCATION FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Call CHF/Put NOK	MS & Co. Int. PLC	CHF	14.016	03/17/2027	2,446,000	CHF	2,446,000	$17,637	$52,826	$(35,189)
Call CHF/Put NOK	MS & Co. Int. PLC		13.698	06/16/2027	3,450,000		3,450,000	62,565	65,298	(2,733)
Call CHF/Put SEK	MS & Co. Int. PLC		13.045	09/16/2026	3,088,000		3,088,000	1,575	46,284	(44,709)
Call CHF/Put SEK	MS & Co. Int. PLC		12.920	12/16/2026	2,994,000		2,994,000	15,022	46,788	(31,766)
Call CHF/Put SEK	MS & Co. Int. PLC		13.176	03/17/2027	2,805,000		2,805,000	19,520	50,839	(31,319)
Call CHF/Put SEK	MS & Co. Int. PLC		13.086	06/16/2027	2,343,000		2,343,000	30,810	40,241	(9,431)
Call JPY/Put KRW	MS & Co. Int. PLC	JPY	10.589	09/16/2026	247,647,000	JPY	247,647,000	1,846	22,529	(20,683)
Call JPY/Put KRW	MS & Co. Int. PLC		10.715	12/16/2026	253,495,000		253,495,000	6,160	21,668	(15,508)
Call JPY/Put KRW	MS & Co. Int. PLC		10.678	03/17/2027	228,945,000		228,945,000	11,379	21,715	(10,336)
Call JPY/Put KRW	MS & Co. Int. PLC		10.680	06/16/2027	255,251,000		255,251,000	19,273	19,501	(228)
Call USD/Put CAD	MS & Co. Int. PLC		$1.429	09/16/2026	8,647,000		$8,647,000	39,422	56,413	(16,991)
Call USD/Put CAD	MS & Co. Int. PLC		1.431	12/16/2026	8,126,000		8,126,000	55,371	50,552	4,819
Call USD/Put CAD	MS & Co. Int. PLC		1.431	03/17/2027	6,103,000		6,103,000	52,443	49,666	2,777
Call USD/Put CAD	MS & Co. Int. PLC		1.450	06/16/2027	6,751,000		6,751,000	47,594	48,877	(1,283)
Call USD/Put CLP	MS & Co. Int. PLC		1,092.440	09/16/2026	2,742,000		2,742,000	2,221	47,352	(45,131)
Call USD/Put CLP	MS & Co. Int. PLC		1,040.580	12/16/2026	3,400,000		3,400,000	24,011	49,548	(25,537)
Call USD/Put CLP	MS & Co. Int. PLC		1,050.690	03/17/2027	2,542,000		2,542,000	26,818	47,736	(20,918)
Call USD/Put CLP	MS & Co. Int. PLC		1,013.540	06/16/2027	3,245,000		3,245,000	66,010	59,812	6,198
Call USD/Put KRW	MS & Co. Int. PLC		1,581.730	12/16/2026	2,013,000		2,013,000	33,583	20,372	13,211
Call USD/Put KRW	MS & Co. Int. PLC		1,642.100	03/17/2027	1,532,000		1,532,000	18,957	20,146	(1,189)
Call USD/Put KRW	MS & Co. Int. PLC		1,660.160	06/16/2027	828,000		828,000	11,633	9,630	2,003
Call USD/Put MXN	MS & Co. Int. PLC		21.614	09/15/2026	1,473,000		1,473,000	177	21,667	(21,490)
Call USD/Put SEK	MS & Co. Int. PLC		10.074	09/16/2026	1,782,000		1,782,000	8,767	22,975	(14,208)
Call USD/Put SEK	MS & Co. Int. PLC		10.040	12/16/2026	1,828,000		1,828,000	20,340	21,013	(673)
Call USD/Put SEK	MS & Co. Int. PLC		10.227	03/17/2027	3,157,000		3,157,000	35,137	48,011	(12,874)
Call USD/Put SEK	MS & Co. Int. PLC		10.163	06/16/2027	3,478,000		3,478,000	54,017	49,363	4,654

					1,065,428,000			$684,801	$1,099,101	$(414,300)

Puts
Put EUR/Call BRL	Barclays Bank PLC	EUR	5.850	07/03/2026	2,800,000	EUR	2,800,000	2,665	17,433	(14,768)
Put AUD/Call JPY	Citibank NA	AUD	99.570	06/16/2027	6,297,000	AUD	6,297,000	59,654	57,703	1,951
Put NZD/Call JPY	Citibank NA	NZD	83.619	06/16/2027	3,698,000	NZD	3,698,000	30,261	27,986	2,275
Put AUD/Call JPY	MS & Co. Int. PLC	AUD	86.090	09/16/2026	6,660,000	AUD	6,660,000	180	67,287	(67,107)
Put AUD/Call JPY	MS & Co. Int. PLC		90.000	12/16/2026	6,149,000		6,149,000	5,207	64,247	(59,040)
Put AUD/Call JPY	MS & Co. Int. PLC		97.950	03/17/2027	5,383,000		5,383,000	26,588	62,191	(35,603)
Put AUD/Call USD	MS & Co. Int. PLC		0.613	09/16/2026	2,723,000		2,723,000	467	23,099	(22,632)
Put AUD/Call USD	MS & Co. Int. PLC		0.607	12/16/2026	2,455,000		2,455,000	2,691	21,030	(18,339)
Put AUD/Call USD	MS & Co. Int. PLC		0.647	06/16/2027	1,232,000		1,232,000	12,233	10,594	1,639
Put CAD/Call JPY	MS & Co. Int. PLC	CAD	95.680	09/16/2026	3,454,000	CAD	3,454,000	173	33,531	(33,358)
Put CAD/Call JPY	MS & Co. Int. PLC		102.300	12/16/2026	3,429,000		3,429,000	5,655	30,886	(25,231)
Put CAD/Call JPY	MS & Co. Int. PLC		104.900	03/17/2027	3,253,000		3,253,000	15,962	35,432	(19,470)
Put CAD/Call JPY	MS & Co. Int. PLC		104.550	06/16/2027	3,863,000		3,863,000	27,121	34,812	(7,691)
Put NZD/Call JPY	MS & Co. Int. PLC	NZD	77.260	09/16/2026	3,551,000	NZD	3,551,000	494	30,931	(30,437)
Put NZD/Call JPY	MS & Co. Int. PLC		79.800	12/16/2026	3,540,000		3,540,000	5,314	31,941	(26,627)
Put NZD/Call JPY	MS & Co. Int. PLC		82.370	03/17/2027	3,215,000		3,215,000	14,493	31,378	(16,885)
Put NZD/Call USD	MS & Co. Int. PLC		0.550	09/16/2026	1,505,000		1,505,000	4,024	11,162	(7,138)
Put NZD/Call USD	MS & Co. Int. PLC		0.537	12/16/2026	2,790,000		2,790,000	9,789	21,015	(11,226)
Put NZD/Call USD	MS & Co. Int. PLC		0.540	03/17/2027	2,599,000		2,599,000	16,346	21,352	(5,006)

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS MODERATE ALLOCATION FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Put NZD/Call USD	MS & Co. Int. PLC NZD	0.543	06/16/2027	4,455,000	NZD	4,455,000	$40,501	$ 31,083	$ 9,418

				73,051,000			$279,818	$ 665,093	$(385,275)

Total purchased option contracts				1,138,479,000			$964,619	$1,764,194	$(799,575)

Written option contracts

Puts

Put EUR/Call BRL	Barclays Bank PLC EUR	5.700	07/03/2026	(2,800,000)	EUR	(2,800,000)	(3)	(5,324)	5,321

TOTAL				1,135,679,000			$964,616	$1,758,870	$(794,254)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$7,550.000	07/01/2026	(9)	$(6,795,000)	$(1,530)	$ (10,505)	$ 8,975
S&P 500 Index	7,900.000	07/01/2026	(7)	(5,530,000)	(18)	(3,352)	3,334
S&P 500 Index	7,530.000	07/02/2026	(9)	(6,777,000)	(11,835)	(5,961)	(5,874)
S&P 500 Index	7,520.000	07/06/2026	(9)	(6,768,000)	(24,075)	(8,570)	(15,505)
S&P 500 Index	7,725.000	07/08/2026	(7)	(5,407,500)	(175)	(9,837)	9,662
S&P 500 Index	7,825.000	07/15/2026	(7)	(5,477,500)	(753)	(7,738)	6,985
S&P 500 Index	7,700.000	07/22/2026	(7)	(5,390,000)	(12,845)	(14,708)	1,863

			(55)		$(51,231)	$ (60,671)	$ 9,440

Puts
S&P 500 Index	7,160.000	07/01/2026	(19)	(13,604,000)	(285)	(21,304)	21,019
S&P 500 Index	7,325.000	07/01/2026	(14)	(10,255,000)	(910)	(87,365)	86,455
S&P 500 Index	7,180.000	07/02/2026	(19)	(13,642,000)	(1,330)	(35,659)	34,329
S&P 500 Index	7,180.000	07/06/2026	(19)	(13,642,000)	(3,372)	(28,404)	25,032
S&P 500 Index	7,025.000	07/08/2026	(14)	(9,835,000)	(2,275)	(72,107)	69,832
S&P 500 Index	7,220.000	07/15/2026	(14)	(10,108,000)	(19,180)	(57,280)	38,100
S&P 500 Index	7,000.000	07/22/2026	(14)	(9,800,000)	(15,890)	(41,710)	25,820

			(113)		$(43,242)	$(343,829)	$300,587

Total written option contracts			(168)		$(94,473)	$(404,500)	$310,027

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$95.500	09/11/2026	42	$105,000	$62,213	$62,295	$(82)
3 Month SOFR	96.375	09/11/2026	92	230,000	3,450	132,463	(129,013)
3 Month SOFR	96.500	09/11/2026	284	710,000	8,875	317,944	(309,069)

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MODERATE ALLOCATION FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

3 Month SOFR	$96.625	09/11/2026	76	$190,000	$1,900	$126,526	$(124,626)
3 Month SOFR	97.000	09/11/2026	112	280,000	2,100	87,020	(84,920)
3 Month SOFR	97.250	09/11/2026	51	127,500	638	33,250	(32,612)
3 Month SOFR	95.500	12/11/2026	50	125,000	63,750	64,160	(410)
3 Month SOFR	96.000	12/11/2026	162	405,000	70,875	326,343	(255,468)
3 Month SOFR	96.375	12/11/2026	88	220,000	12,100	136,604	(124,504)
3 Month SOFR	96.500	12/11/2026	359	897,500	40,387	451,266	(410,879)
3 Month SOFR	96.000	03/12/2027	157	392,500	97,144	330,008	(232,864)
3 Month SOFR	96.250	03/12/2027	58	145,000	23,200	116,114	(92,914)
3 Month SOFR	96.500	03/12/2027	288	720,000	79,200	376,414	(297,214)
3 Month SOFR	97.250	03/12/2027	399	997,500	49,875	192,482	(142,607)
3 Month SOFR	96.000	06/11/2027	140	350,000	118,125	301,274	(183,149)
3 Month SOFR	96.250	06/11/2027	58	145,000	34,800	119,014	(84,214)
3 Month SOFR	96.500	06/11/2027	342	855,000	147,488	498,920	(351,432)
3 Month SOFR	96.250	09/10/2027	58	145,000	45,675	117,564	(71,889)
3 Month SOFR	96.500	09/10/2027	226	565,000	132,775	359,243	(226,468)
3 Month SOFR	97.000	09/10/2027	74	185,000	26,362	56,570	(30,208)
3 Month SOFR	95.625	12/10/2027	53	132,500	99,375	98,816	559
3 Month SOFR	96.375	12/10/2027	86	215,000	73,100	144,047	(70,947)
3 Month SOFR	96.500	12/10/2027	279	697,500	207,506	456,497	(248,991)
3 Month SOFR	95.750	03/10/2028	53	132,500	98,381	97,491	890
3 Month SOFR	96.250	03/10/2028	81	202,500	91,631	158,817	(67,186)
3 Month SOFR	96.375	03/10/2028	246	615,000	244,462	455,557	(211,095)
3 Month SOFR	95.750	06/16/2028	53	132,500	105,006	104,779	227
3 Month SOFR	96.250	06/16/2028	80	200,000	100,500	162,157	(61,657)
3 Month SOFR	95.750	09/15/2028	54	135,000	111,713	112,156	(443)
3 Month SOFR	95.750	12/15/2028	52	130,000	111,475	111,902	(427)

TOTAL			4,153	$10,382,500	$2,264,081	$6,107,693	$(3,843,612)

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazil Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
DKK	—Denmark Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS MODERATE ALLOCATION FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
ETF	—Exchange Traded Fund
MSCI	—Morgan Stanley Capital International
SPDR	—Standard & Poor’s Depositary Receipt

Abbreviations:
BofA Securities LLC	—Bank of America Securities LLC
CDX.NA.HY Ind 46	—CDX North America High Yield Index 46
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SOFR	—Secured Overnight Financing Rate

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS

Statements of Assets and Liabilities June 30, 2026 (Unaudited)

	Conservative Allocation Fund	Dynamic Global Equity Fund

Assets:

Investments in affiliated issuers, at value (cost $538,042,927 and $322,643,779, respectively)	$615,820,082	$463,159,176
Investments in unaffiliated issuers, at value (cost $1,250,703 and $3,904,726, respectively)	1,384,524	4,084,887
Purchased options, at value (premium paid $4,192,857 and $4,526,603, respectively)	1,751,572	2,057,280
Cash	10,087,521	8,077,116
Foreign currencies, at value (cost $661,071 and $327,562, respectively)	651,714	320,797
Unrealized gain on swap contracts	457	323
Unrealized gain on forward foreign currency exchange contracts	774,138	301,392
Variation margin on futures contracts	213,005	366,657
Variation margin on swaps contracts	1,876	—
Receivables:
Collateral on certain derivative contracts(a)	7,752,282	10,835,808
Dividends	824,147	50,548
Fund shares sold	266,653	33,830
Due from broker - upfront payment	44,902	—
Reimbursement from investment adviser	14,361	13,703
Investments sold	—	2,500,000
Due from broker	—	23,653
Other assets	63,827	71,479

Total assets	639,651,061	491,896,649

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	95,930	70,392
Written option contracts, at value (premium received $287,045 and $256,840, respectively)	74,568	60,583
Unrealized loss on swap contracts	98	—
Payables:
Investments purchased	832,269	2,483,790
Fund shares redeemed	375,976	1,000,142
Management fees	39,381	29,880
Distribution and Service fees and Transfer Agency fees	26,697	40,861
Due to broker	1,958	312,136
Due to broker — upfront payment	—	24,130
Accrued expenses	173,613	196,596

Total liabilities	1,620,490	4,218,510

Net Assets:

Paid-in capital	561,218,489	335,890,695
Total distributable earnings	76,812,082	151,787,444

NET ASSETS	$638,030,571	$487,678,139
Net Assets:
Class A	$83,076,877	$190,530,345
Class C	2,358,022	7,619,424
Institutional	476,408,125	22,945,943
Service	284,783	241,919
Investor	2,671,568	10,371,853
Class R6	2,787,043	1,793,700
Class R	12,076,669	7,555,752
Class P	58,367,484	246,619,203
Total Net Assets	$638,030,571	$487,678,139
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	6,292,306	7,542,843
Class C	178,036	317,635
Institutional	36,099,854	887,601
Service	21,220	9,591
Investor	203,487	419,547
Class R6	211,042	69,115
Class R	920,077	304,119
Class P	4,420,773	9,528,824
Net asset value, offering and redemption price per share:(b)
Class A	13.20	25.26
Class C	13.24	23.99
Institutional	13.20	25.85
Service	13.42	25.22
Investor	13.13	24.72
Class R6	13.21	25.95
Class R	13.13	24.84
Class P	13.20	25.88

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	Forwards	Options
Conservative Allocation Fund	$2,430,679	$157,998	$190,000	$4,973,605
Dynamic Global Equity Fund	4,342,948	—	—	6,492,860

(b)

Maximum public offering price per share for Class A Shares of the Conservative Allocation and Dynamic Global Equity Funds is $13.97 and $26.73, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS FUND OF FUNDS

Statements of Assets and Liabilities (continued) June 30, 2026 (Unaudited)

	Growth Allocation Fund	Moderate Allocation Fund

Assets:

Investments in affiliated issuers, at value (cost $870,141,257 and $879,729,985, respectively)	$1,192,066,424	$1,104,271,724
Investments in unaffiliated issuers, at value (cost $2,294,813 and $2,196,660, respectively)	2,528,819	2,427,503
Purchased options, at value (premium paid $9,738,698 and $7,871,887, respectively)	4,109,422	3,228,700
Cash	20,842,590	18,611,304
Foreign currencies, at value (cost $1,081,232 and $1,026,485, respectively)	1,065,264	1,013,637
Unrealized gain on swap contracts	851	799
Unrealized gain on forward foreign currency exchange contracts	1,084,517	1,248,993
Variation margin on futures contracts	400,695	357,215
Variation margin on swaps contracts	3,360	3,201
Receivables:
Collateral on certain derivative contracts(a)	20,077,571	15,949,875
Investments sold	12,470,000	—
Dividends	326,149	836,033
Fund shares sold	136,784	124,028
Due from broker—upfront payment	82,449	77,523
Reimbursement from investment adviser	12,171	18,996
Other assets	70,942	67,857

Total assets	1,255,278,008	1,148,237,388

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	180,622	161,302
Written option contracts, at value (premium received $708,927 and $501,164, respectively)	177,551	124,539
Unrealized loss on swap contracts	181	170
Payables:
Fund shares redeemed	1,103,408	708,558
Investments purchased	341,172	850,158
Due to broker	314,984	293,204
Management fees	76,902	70,246
Distribution and Service fees and Transfer Agency fees	73,934	59,395
Due to Custodian	17,312	—
Accrued expenses	157,991	195,452

Total liabilities	2,444,057	2,463,024

Net Assets:

Paid-in capital	907,806,841	910,712,868
Total distributable earnings	345,027,110	235,061,496

NET ASSETS	$1,252,833,951	$1,145,774,364
Net Assets:
Class A	$376,632,951	$257,143,788
Class C	11,648,780	5,144,257
Institutional	401,708,209	531,659,123
Service	1,874,345	2,062,471
Investor	11,002,564	11,055,901
Class R6	13,893,048	7,749,923
Class R	9,003,318	4,913,141
Class P	427,070,736	326,045,760
Total Net Assets	$1,252,833,951	$1,145,774,364
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	16,988,499	14,722,099
Class C	509,942	305,401
Institutional	18,092,263	30,311,026
Service	84,862	118,467
Investor	505,412	637,347
Class R6	625,417	442,088
Class R	424,250	284,593
Class P	19,222,322	18,604,110
Net asset value, offering and redemption price per share:(b)
Class A	22.17	17.47
Class C	22.84	16.84
Institutional	22.20	17.54
Service	22.09	17.41
Investor	21.77	17.35
Class R6	22.21	17.53
Class R	21.22	17.26
Class P	22.22	17.53

(a)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	Forwards	Options
Growth Allocation Fund	$4,400,889	$287,410	$570,000	$14,819,272
Moderate Allocation Fund	4,067,463	271,819	630,000	10,980,593

(b)

Maximum public offering price per share for Class A Shares of the Growth Allocation and Moderate Allocation Funds is $23.46 and $18.49, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS

Statements of Operations For the Six Months Ended June 30, 2026 (Unaudited)

	Conservative Allocation Fund	Dynamic Global Equity Fund

Investment Income:

Dividends — affiliated issuers	$7,768,254	$1,924,386
Interest	46,799	55,386
Dividends — unaffiliated issuers	21,507	35,816

Total investment income	7,836,560	2,015,588

Expenses:

Management fees	469,623	342,872
Transfer Agency fees(a)	176,083	193,122
Distribution and Service (12b-1) fees(a)	140,182	272,629
Registration fees	65,702	70,086
Professional fees	55,963	53,545
Custody, accounting and administrative services	54,101	48,620
Printing and mailing costs	20,894	24,985
Trustee fees	13,673	13,541
Service fees — Class C	3,088	9,193
Shareholder Administration fees — Service Class	355	282
Prime broker fees	251	121
Other	8,100	7,388

Total expenses	1,008,015	1,036,384

Less — expense reductions	(208,415)	(210,611)

Net expenses	799,600	825,773

NET INVESTMENT INCOME	7,036,960	1,189,815

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	310,463	203,971
Investments — affiliated issuers	344,098	1,360,439
Purchased options	(851,713)	(987,170)
Futures contracts	1,405,592	3,214,699
Written options	1,164,325	1,192,101
Swap contracts	(84,301)	(150,367)
Forward foreign currency exchange contracts	382,397	217,504
Foreign currency transactions	(6,118)	(2,932)
Net change in unrealized gain (loss) on:
Investments — affiliated issuers	23,934,485	44,560,733
Investments — unaffiliated issuers	(385,828)	(32,280)
Purchased options	(1,397,041)	(1,341,838)
Futures contracts	798,985	1,278,959
Written options	262,427	165,628
Swap contracts	(85,723)	323
Forward foreign currency exchange contracts	765,937	251,717
Foreign currency translation	(15,431)	(7,138)

Net realized and unrealized gain	26,542,554	49,924,349

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,579,514	$51,114,164

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Conservative Allocation Fund	$101,628	$9,265	$355	$28,934	$60,977	$1,853	$93,723	$57	$1,882	$405	$8,680	$8,506
Dynamic Global Equity Fund	226,928	27,578	282	17,841	136,157	5,516	4,271	45	7,311	242	5,352	34,228

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS FUND OF FUNDS

Statements of Operations (continued) For the Six Months Ended June 30, 2026 (Unaudited)

	Growth Allocation Fund	Moderate Allocation Fund

Investment Income:

Dividends — affiliated issuers	$8,068,903	$10,852,781
Interest	70,334	76,518
Dividends — unaffiliated issuers	37,147	36,599

Total investment income	8,176,384	10,965,898

Expenses:

Management fees	890,167	828,214
Distribution and Service (12b-1) fees(a)	523,473	347,529
Transfer Agency fees(a)	433,908	354,601
Registration fees	71,972	70,086
Professional fees	55,962	55,952
Printing and mailing costs	41,860	33,605
Custody, accounting and administrative services	33,152	56,884
Service fees — Class C	14,634	6,309
Trustee fees	14,132	14,098
Shareholder Administration fees — Service Class	2,317	2,460
Prime broker fees	494	486
Other	9,309	46,245

Total expenses	2,091,380	1,816,469

Less — expense reductions	(247,300)	(257,567)

Net expenses	1,844,080	1,558,902

NET INVESTMENT INCOME	6,332,304	9,406,996

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	363,171	359,632
Investments — affiliated issuers	3,070,831	2,831,931
Purchased options	(1,861,449)	(1,778,300)
Futures contracts	2,413,965	2,565,325
Written options	2,759,774	1,811,844
Swap contracts	(167,832)	(148,538)
Forward foreign currency exchange contracts	753,340	645,951
Foreign currency transactions	(23,326)	(24,178)
Net change in unrealized gain (loss) on:
Investments — affiliated issuers	98,190,313	64,466,537
Investments — unaffiliated issuers	(696,599)	(568,602)
Purchased options	(3,530,211)	(2,786,497)
Futures contracts	1,390,688	1,417,722
Written options	604,421	462,683
Swap contracts	(153,227)	(149,251)
Forward foreign currency exchange contracts	1,059,867	1,233,528
Foreign currency translation	(608)	1,075

Net realized and unrealized gain	104,173,118	70,340,862

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$110,505,422	$79,747,858

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Growth Allocation Fund	$455,750	$43,901	$2,317	$21,505	$273,450	$8,781	$74,732	$371	$7,691	$1,950	$6,452	$60,481
Moderate Allocation Fund	314,407	18,928	2,460	11,734	188,644	3,786	102,126	394	8,210	999	3,520	46,922

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS

Statements of Changes in Net Assets

	Conservative Allocation Fund		Dynamic Global Equity Fund

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Fiscal Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Fiscal Year Ended December 31, 2025

From operations:

Net investment income	$7,036,960	$14,390,057	$1,189,815	$4,769,900
Net realized gain	2,664,743	3,629,898	5,048,245	52,020,212
Net change in unrealized gain	23,877,811	45,679,712	44,876,104	23,232,857

Net increase in net assets resulting from operations	33,579,514	63,699,667	51,114,164	80,022,969

Distributions to shareholders:

From distributable earnings:
Class A Shares	(802,409)	(4,687,220)	—	(23,261,726)
Class C Shares	(14,692)	(126,309)	—	(947,271)
Institutional Shares	(5,459,435)	(25,822,466)	—	(2,635,364)
Service Shares	(2,503)	(15,895)	—	(28,402)
Investor Shares	(28,775)	(145,444)	—	(1,166,046)
Class R6 Shares	(31,620)	(152,088)	—	(203,257)
Class R Shares	(103,198)	(603,965)	—	(812,623)
Class P Shares	(667,910)	(3,323,767)	—	(28,461,946)

Total distributions to shareholders	(7,110,542)	(34,877,154)	—	(57,516,635)

From share transactions:

Proceeds from sales of shares	58,307,074	128,319,346	17,000,208	35,661,830
Reinvestment of distributions	7,070,024	34,604,828	—	55,882,235
Cost of shares redeemed	(63,156,154)	(136,857,661)	(21,560,380)	(50,207,520)

Net increase (decrease) in net assets resulting from share transactions	2,220,944	26,066,513	(4,560,172)	41,336,545

TOTAL INCREASE	28,689,916	54,889,026	46,553,992	63,842,879

Net assets:

Beginning of period	609,340,655	554,451,629	441,124,147	377,281,268

End of period	$638,030,571	$609,340,655	$487,678,139	$441,124,147

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS FUND OF FUNDS

Statements of Changes in Net Assets (continued)

	Growth Allocation Fund		Moderate Allocation Fund

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Fiscal Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Fiscal Year Ended December 31, 2025

From operations:

Net investment income	$6,332,304	$17,055,721	$9,406,996	$20,121,823
Net realized gain	7,308,474	30,716,976	6,263,667	16,361,736
Net change in unrealized gain	96,864,644	129,228,150	64,077,195	107,832,192

Net increase in net assets resulting from operations	110,505,422	177,000,847	79,747,858	144,315,751

Distributions to shareholders:

From distributable earnings:
Class A Shares	—	(38,563,650)	(2,064,009)	(20,394,019)
Class C Shares	—	(1,205,902)	(23,869)	(397,428)
Institutional Shares	—	(32,975,231)	(5,082,743)	(38,738,397)
Service Shares	—	(214,448)	(15,069)	(160,003)
Investor Shares	—	(1,143,978)	(98,746)	(1,004,811)
Class R6 Shares	—	(1,175,183)	(66,928)	(432,387)
Class R Shares	—	(922,815)	(33,927)	(364,174)
Class P Shares	—	(41,917,016)	(3,129,034)	(25,020,769)

Total distributions to shareholders	—	(118,118,223)	(10,514,325)	(86,511,988)

From share transactions:

Proceeds from sales of shares	107,036,922	148,639,351	97,789,131	171,747,875
Reinvestment of distributions	—	115,194,297	10,382,863	85,201,912
Cost of shares redeemed	(81,374,782)	(177,426,852)	(96,584,800)	(179,602,133)

Net increase in net assets resulting from share transactions	25,662,140	86,406,796	11,587,194	77,347,654

TOTAL INCREASE	136,167,562	145,289,420	80,820,727	135,151,417

Net assets:

Beginning of period	1,116,666,389	971,376,969	1,064,953,637	929,802,220

End of period	$1,252,833,951	$1,116,666,389	$1,145,774,364	$1,064,953,637

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONSERVATIVE ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Conservative Allocation Fund

	Class A Shares
	Six Months Ended June 30, 2026 (Unaudited)
			Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$12.67		$12.04	$11.54	$10.49	$12.82	$12.64

Net investment income(a)(b)	0.12		0.28	0.34	0.23	0.22	0.24

Net realized and unrealized gain (loss)	0.54		1.08	0.60	1.02	(2.02)	0.71

Total from investment operations	0.66		1.36	0.94	1.25	(1.80)	0.95

Distributions to shareholders from net investment income	(0.13)		(0.33)	(0.44)	(0.20)	(0.39)	(0.34)

Distributions to shareholders from net realized gains	—		(0.40)	—	—	(0.14)	(0.43)

Total distributions	(0.13)		(0.73)	(0.44)	(0.20)	(0.53)	(0.77)

Net asset value, end of period	$13.20		$12.67	$12.04	$11.54	$10.49	$12.82

Total return(c)	5.23%		11.48%	8.22%	12.07%	(14.09)%	7.53%

Net assets, end of period (in 000s)	$83,077		$81,856	$83,765	$88,066	$88,939	$113,820

Ratio of net expenses to average net assets(d)	0.55	%(e)	0.55%	0.55%	0.56%	0.56%	0.56%

Ratio of total expenses to average net assets(d)	0.62	%(e)	0.65%	0.63%	0.63%	0.63%	0.61%

Ratio of net investment income to average net assets(b)	1.95	%(e)	2.23%	2.84%	2.12%	1.91%	1.84%

Portfolio turnover rate(f)	13%		24%	29%	40%	30%	9%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS CONSERVATIVE ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Conservative Allocation Fund

	Class C Shares
	Six Months Ended June 30, 2026 (Unaudited)
			Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$12.71		$12.07	$11.57	$10.51	$12.83	$12.67

Net investment income(a)(b)	0.08		0.19	0.25	0.14	0.11	0.12

Net realized and unrealized gain (loss)	0.53		1.09	0.60	1.03	(1.99)	0.73

Total from investment operations	0.61		1.28	0.85	1.17	(1.88)	0.85

Distributions to shareholders from net investment income	(0.08)		(0.24)	(0.35)	(0.11)	(0.30)	(0.26)

Distributions to shareholders from net realized gains	—		(0.40)	—	—	(0.14)	(0.43)

Total distributions	(0.08)		(0.64)	(0.35)	(0.11)	(0.44)	(0.69)

Net asset value, end of period	$13.24		$12.71	$12.07	$11.57	$10.51	$12.83

Total return(c)	4.82%		10.71%	7.36%	11.24%	(14.70)%	6.73%

Net assets, end of period (in 000s)	$2,358		$2,558	$2,529	$2,801	$3,740	$6,678

Ratio of net expenses to average net assets(d)	1.30	%(e)	1.30%	1.30%	1.31%	1.31%	1.31%

Ratio of total expenses to average net assets(d)	1.37	%(e)	1.40%	1.38%	1.38%	1.38%	1.36%

Ratio of net investment income to average net assets(b)	1.18	%(e)	1.49%	2.04%	1.31%	0.98%	0.91%

Portfolio turnover rate(f)	13%		24%	29%	40%	30%	9%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONSERVATIVE ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Conservative Allocation Fund

	Institutional Shares
	Six Months Ended June 30, 2026 (Unaudited)
			Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$12.66		$12.03	$11.54	$10.49	$12.81	$12.63

Net investment income(a)(b)	0.15		0.33	0.38	0.27	0.27	0.29

Net realized and unrealized gain (loss)	0.54		1.08	0.60	1.02	(2.02)	0.71

Total from investment operations	0.69		1.41	0.98	1.29	(1.75)	1.00

Distributions to shareholders from net investment income	(0.15)		(0.38)	(0.49)	(0.24)	(0.43)	(0.39)

Distributions to shareholders from net realized gains	—		(0.40)	—	—	(0.14)	(0.43)

Total distributions	(0.15)		(0.78)	(0.49)	(0.24)	(0.57)	(0.82)

Net asset value, end of period	$13.20		$12.66	$12.03	$11.54	$10.49	$12.81

Total return(c)	5.50%		11.89%	8.52%	12.48%	(13.69)%	7.93%

Net assets, end of period (in 000s)	$476,408		$451,826	$403,771	$381,220	$355,310	$426,392

Ratio of net expenses to average net assets(d)	0.19	%(e)	0.19%	0.19%	0.19%	0.19%	0.19%

Ratio of total expenses to average net assets(d)	0.26	%(e)	0.29%	0.27%	0.27%	0.27%	0.25%

Ratio of net investment income to average net assets(b)	2.31	%(e)	2.62%	3.18%	2.49%	2.31%	2.23%

Portfolio turnover rate(f)	13%		24%	29%	40%	30%	9%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS CONSERVATIVE ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Conservative Allocation Fund

	Service Shares
	Six Months Ended June 30, 2026 (Unaudited)
			Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$12.87		$12.22	$11.71	$10.64	$12.99	$12.79

Net investment income(a)(b)	0.12		0.27	0.31	0.22	0.21	0.22

Net realized and unrealized gain (loss)	0.55		1.10	0.62	1.04	(2.05)	0.73

Total from investment operations	0.67		1.37	0.93	1.26	(1.84)	0.95

Distributions to shareholders from net investment income	(0.12)		(0.32)	(0.42)	(0.19)	(0.37)	(0.32)

Distributions to shareholders from net realized gains	—		(0.40)	—	—	(0.14)	(0.43)

Total distributions	(0.12)		(0.72)	(0.42)	(0.19)	(0.51)	(0.75)

Net asset value, end of period	$13.42		$12.87	$12.22	$11.71	$10.64	$12.99

Total return(c)	5.22%		11.32%	8.00%	11.94%	(14.18)%	7.44%

Net assets, end of period (in 000s)	$285		$290	$268	$351	$319	$388

Ratio of net expenses to average net assets(d)	0.69	%(e)	0.69%	0.69%	0.69%	0.69%	0.69%

Ratio of total expenses to average net assets(d)	0.76	%(e)	0.79%	0.77%	0.77%	0.77%	0.75%

Ratio of net investment income to average net assets(b)	1.80	%(e)	2.11%	2.59%	2.00%	1.82%	1.67%

Portfolio turnover rate(f)	13%		24%	29%	40%	30%	9%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONSERVATIVE ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Conservative Allocation Fund

	Investor Shares
	Six Months Ended June 30, 2026 (Unaudited)
			Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$12.60		$11.98	$11.48	$10.44	$12.76	$12.58

Net investment income(a)(b)	0.14		0.31	0.36	0.26	0.23	0.28

Net realized and unrealized gain (loss)	0.53		1.07	0.62	1.01	(1.99)	0.70

Total from investment operations	0.67		1.38	0.98	1.27	(1.76)	0.98

Distributions to shareholders from net investment income	(0.14)		(0.36)	(0.48)	(0.23)	(0.42)	(0.37)

Distributions to shareholders from net realized gains	—		(0.40)	—	—	(0.14)	(0.43)

Total distributions	(0.14)		(0.76)	(0.48)	(0.23)	(0.56)	(0.80)

Net asset value, end of period	$13.13		$12.60	$11.98	$11.48	$10.44	$12.76

Total return(c)	5.39%		11.83%	8.44%	12.32%	(13.79)%	7.75%

Net assets, end of period (in 000s)	$2,672		$2,404	$2,788	$2,967	$3,110	$5,430

Ratio of net expenses to average net assets(d)	0.30	%(e)	0.30%	0.30%	0.31%	0.31%	0.31%

Ratio of total expenses to average net assets(d)	0.37	%(e)	0.40%	0.38%	0.38%	0.38%	0.36%

Ratio of net investment income to average net assets(b)	2.21	%(e)	2.48%	3.00%	2.36%	2.01%	2.13%

Portfolio turnover rate(f)	13%		24%	29%	40%	30%	9%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS CONSERVATIVE ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Conservative Allocation Fund

	Class R6 Shares
	Six Months Ended June 30, 2026 (Unaudited)
			Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$12.67		$12.04	$11.54	$10.50	$12.82	$12.63

Net investment income(a)(b)	0.15		0.34	0.39	0.27	0.37	0.21

Net realized and unrealized gain (loss)	0.54		1.07	0.60	1.02	(2.12)	0.79

Total from investment operations	0.69		1.41	0.99	1.29	(1.75)	1.00

Distributions to shareholders from net investment income	(0.15)		(0.38)	(0.49)	(0.25)	(0.43)	(0.38)

Distributions to shareholders from net realized gains	—		(0.40)	—	—	(0.14)	(0.43)

Total distributions	(0.15)		(0.78)	(0.49)	(0.25)	(0.57)	(0.81)

Net asset value, end of period	$13.21		$12.67	$12.04	$11.54	$10.50	$12.82

Total return(c)	5.50%		11.89%	8.61%	12.38%	(13.66)%	8.00%

Net assets, end of period (in 000s)	$2,787		$2,808	$2,034	$2,217	$2,061	$277

Ratio of net expenses to average net assets(d)	0.18	%(e)	0.18%	0.18%	0.18%	0.18%	0.18%

Ratio of total expenses to average net assets(d)	0.25	%(e)	0.27%	0.26%	0.26%	0.26%	0.24%

Ratio of net investment income to average net assets(b)	2.32	%(e)	2.70%	3.21%	2.50%	3.28%	1.64%

Portfolio turnover rate(f)	13%		24%	29%	40%	30%	9%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONSERVATIVE ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Conservative Allocation Fund

	Class R Shares
	Six Months Ended June 30, 2026 (Unaudited)
			Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$12.59		$11.98	$11.48	$10.44	$12.76	$12.58

Net investment income(a)(b)	0.11		0.25	0.30	0.21	0.19	0.22

Net realized and unrealized gain (loss)	0.54		1.06	0.61	1.01	(2.01)	0.70

Total from investment operations	0.65		1.31	0.91	1.22	(1.82)	0.92

Distributions to shareholders from net investment income	(0.11)		(0.30)	(0.41)	(0.18)	(0.36)	(0.31)

Distributions to shareholders from net realized gains	—		(0.40)	—	—	(0.14)	(0.43)

Total distributions	(0.11)		(0.70)	(0.41)	(0.18)	(0.50)	(0.74)

Net asset value, end of period	$13.13		$12.59	$11.98	$11.48	$10.44	$12.76

Total return(c)	5.22%		11.12%	7.97%	11.77%	(14.30)%	7.32%

Net assets, end of period (in 000s)	$12,077		$11,376	$9,452	$10,544	$8,693	$10,837

Ratio of net expenses to average net assets(d)	0.80	%(e)	0.80%	0.80%	0.81%	0.81%	0.81%

Ratio of total expenses to average net assets(d)	0.87	%(e)	0.90%	0.88%	0.88%	0.88%	0.86%

Ratio of net investment income to average net assets(b)	1.71	%(e)	2.03%	2.54%	1.90%	1.67%	1.65%

Portfolio turnover rate(f)	13%		24%	29%	40%	30%	9%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS CONSERVATIVE ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Conservative Allocation Fund

	Class P Shares
	Six Months Ended June 30, 2026 (Unaudited)
			Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$12.67		$12.04	$11.54	$10.49	$12.82	$12.64

Net investment income(a)(b)	0.15		0.33	0.39	0.27	0.28	0.29

Net realized and unrealized gain (loss)	0.53		1.08	0.60	1.03	(2.04)	0.71

Total from investment operations	0.68		1.41	0.99	1.30	(1.76)	1.00

Distributions to shareholders from net investment income	(0.15)		(0.38)	(0.49)	(0.25)	(0.43)	(0.39)

Distributions to shareholders from net realized gains	—		(0.40)	—	—	(0.14)	(0.43)

Total distributions	(0.15)		(0.78)	(0.49)	(0.25)	(0.57)	(0.82)

Net asset value, end of period	$13.20		$12.67	$12.04	$11.54	$10.49	$12.82

Total return(c)	5.42%		11.89%	8.62%	12.49%	(13.75)%	7.94%

Net assets, end of period (in 000s)	$58,367		$56,222	$49,844	$52,609	$59,472	$53,299

Ratio of net expenses to average net assets(d)	0.18	%(e)	0.18%	0.18%	0.18%	0.18%	0.18%

Ratio of total expenses to average net assets(d)	0.25	%(e)	0.28%	0.26%	0.26%	0.26%	0.24%

Ratio of net investment income to average net assets(b)	2.32	%(e)	2.62%	3.26%	2.50%	2.46%	2.24%

Portfolio turnover rate(f)	13%		24%	29%	40%	30%	9%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Dynamic Global Equity Fund

	Class A Shares
	Six Months Ended June 30, 2026 (Unaudited)
			Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$22.65		$21.39	$19.79	$17.31	$22.80	$21.36

Net investment income(a)(b)	0.04		0.22	0.28	0.31	0.28	0.31

Net realized and unrealized gain (loss)	2.57		4.31	3.21	3.16	(4.67)	3.96

Total from investment operations	2.61		4.53	3.49	3.47	(4.39)	4.27

Distributions to shareholders from net investment income	—		(0.51)	(0.64)	(0.31)	(0.52)	(1.01)

Distributions to shareholders from net realized gains	—		(2.76)	(1.25)	(0.68)	(0.55)	(1.82)

Distributions to shareholders from return of capital	—		—	—	—	(0.03)	—

Total distributions	—		(3.27)	(1.89)	(0.99)	(1.10)	(2.83)

Net asset value, end of period	$25.26		$22.65	$21.39	$19.79	$17.31	$22.80

Total return(c)	11.52%		21.24%	17.35%	20.22%	(19.31)%	20.07%

Net assets, end of period (in 000s)	$190,530		$178,289	$165,333	$155,912	$140,666	$185,213

Ratio of net expenses to average net assets(d)	0.55	%(e)	0.55%	0.55%	0.56%	0.56%	0.56%

Ratio of total expenses to average net assets(d)	0.65	%(e)	0.69%	0.67%	0.70%	0.70%	0.60%

Ratio of net investment income to average net assets(b)	0.32	%(e)	0.97%	1.27%	1.62%	1.42%	1.29%

Portfolio turnover rate(f)	3%		36%	11%	37%	12%	4%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Dynamic Global Equity Fund

	Class C Shares
	Six Months Ended June 30, 2026 (Unaudited)
			Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$21.59		$20.56	$19.09	$16.72	$22.04	$20.71

Net investment income (loss)(a)(b)	(0.05)		0.02	0.12	0.15	0.11	0.10

Net realized and unrealized gain (loss)	2.45		4.15	3.07	3.06	(4.49)	3.86

Total from investment operations	2.40		4.17	3.19	3.21	(4.38)	3.96

Distributions to shareholders from net investment income	—		(0.38)	(0.47)	(0.16)	(0.37)	(0.81)

Distributions to shareholders from net realized gains	—		(2.76)	(1.25)	(0.68)	(0.55)	(1.82)

Distributions to shareholders from return of capital	—		—	—	—	(0.02)	—

Total distributions	—		(3.14)	(1.72)	(0.84)	(0.94)	(2.63)

Net asset value, end of period	$23.99		$21.59	$20.56	$19.09	$16.72	$22.04

Total return(c)	11.12%		20.33%	16.43%	19.37%	(19.91)%	19.19%

Net assets, end of period (in 000s)	$7,619		$7,508	$6,317	$6,436	$6,659	$10,309

Ratio of net expenses to average net assets(d)	1.30	%(e)	1.30%	1.30%	1.31%	1.31%	1.31%

Ratio of total expenses to average net assets(d)	1.40	%(e)	1.44%	1.42%	1.45%	1.45%	1.35%

Ratio of net investment income (loss) to average net assets(b)	(0.45	)%(e)	0.11%	0.55%	0.81%	0.59%	0.45%

Portfolio turnover rate(f)	3%		36%	11%	37%	12%	4%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Dynamic Global Equity Fund

	Institutional Shares
	Six Months Ended June 30, 2026 (Unaudited)
			Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$23.14		$21.78	$20.12	$17.58	$23.13	$21.63

Net investment income(a)(b)	0.08		0.32	0.36	0.38	0.35	0.39

Net realized and unrealized gain (loss)	2.63		4.39	3.27	3.22	(4.73)	4.03

Total from investment operations	2.71		4.71	3.63	3.60	(4.38)	4.42

Distributions to shareholders from net investment income	—		(0.59)	(0.72)	(0.38)	(0.58)	(1.10)

Distributions to shareholders from net realized gains	—		(2.76)	(1.25)	(0.68)	(0.55)	(1.82)

Distributions to shareholders from return of capital	—		—	—	—	(0.04)	—

Total distributions	—		(3.35)	(1.97)	(1.06)	(1.17)	(2.92)

Net asset value, end of period	$25.85		$23.14	$21.78	$20.12	$17.58	$23.13

Total return(c)	11.71%		21.69%	17.75%	20.65%	(18.98)%	20.50%

Net assets, end of period (in 000s)	$22,946		$20,398	$16,971	$16,692	$14,970	$19,052

Ratio of net expenses to average net assets(d)	0.19	%(e)	0.19%	0.19%	0.20%	0.19%	0.19%

Ratio of total expenses to average net assets(d)	0.29	%(e)	0.33%	0.31%	0.33%	0.33%	0.24%

Ratio of net investment income to average net assets(b)	0.69	%(e)	1.37%	1.60%	1.99%	1.80%	1.62%

Portfolio turnover rate(f)	3%		36%	11%	37%	12%	4%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Dynamic Global Equity Fund

	Service Shares
	Six Months Ended June 30, 2026 (Unaudited)
			Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$22.63		$21.38	$19.79	$17.30	$22.78	$21.35

Net investment income(a)(b)	0.02		0.19	0.24	0.27	0.25	0.29

Net realized and unrealized gain (loss)	2.57		4.30	3.21	3.18	(4.66)	3.94

Total from investment operations	2.59		4.49	3.45	3.45	(4.41)	4.23

Distributions to shareholders from net investment income	—		(0.48)	(0.61)	(0.28)	(0.52)	(0.98)

Distributions to shareholders from net realized gains	—		(2.76)	(1.25)	(0.68)	(0.55)	(1.82)

Total distributions	—		(3.24)	(1.86)	(0.96)	(1.07)	(2.80)

Net asset value, end of period	$25.22		$22.63	$21.38	$19.79	$17.30	$22.78

Total return(c)	11.45%		21.05%	17.14%	20.09%	(19.39)%	19.90%

Net assets, end of period (in 000s)	$242		$217	$266	$252	$244	$310

Ratio of net expenses to average net assets(d)	0.69	%(e)	0.69%	0.69%	0.70%	0.69%	0.69%

Ratio of total expenses to average net assets(d)	0.79	%(e)	0.83%	0.81%	0.83%	0.83%	0.74%

Ratio of net investment income to average net assets(b)	0.19	%(e)	0.81%	1.12%	1.45%	1.30%	1.21%

Portfolio turnover rate(f)	3%		36%	11%	37%	12%	4%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Dynamic Global Equity Fund

	Investor Shares
	Six Months Ended June 30, 2026 (Unaudited)
			Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$22.14		$20.96	$19.43	$17.01	$22.43	$21.05

Net investment income(a)(b)	0.07		0.30	0.31	0.35	0.33	0.38

Net realized and unrealized gain (loss)	2.51		4.21	3.16	3.11	(4.60)	3.89

Total from investment operations	2.58		4.51	3.47	3.46	(4.27)	4.27

Distributions to shareholders from net investment income	—		(0.57)	(0.69)	(0.36)	(0.56)	(1.07)

Distributions to shareholders from net realized gains	—		(2.76)	(1.25)	(0.68)	(0.55)	(1.82)

Distributions to shareholders from return of capital	—		—	—	—	(0.04)	—

Total distributions	—		(3.33)	(1.94)	(1.04)	(1.15)	(2.89)

Net asset value, end of period	$24.72		$22.14	$20.96	$19.43	$17.01	$22.43

Total return(c)	11.65%		21.52%	17.63%	20.52%	(19.08)%	20.36%

Net assets, end of period (in 000s)	$10,372		$8,738	$5,931	$5,682	$4,888	$5,797

Ratio of net expenses to average net assets(d)	0.30	%(e)	0.30%	0.30%	0.31%	0.31%	0.31%

Ratio of total expenses to average net assets(d)	0.40	%(e)	0.44%	0.42%	0.45%	0.45%	0.35%

Ratio of net investment income to average net assets(b)	0.59	%(e)	1.31%	1.45%	1.90%	1.72%	1.61%

Portfolio turnover rate(f)	3%		36%	11%	37%	12%	4%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Dynamic Global Equity Fund

	Class R6 Shares
	Six Months Ended June 30, 2026 (Unaudited)
			Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$23.23		$21.85	$20.18	$17.63	$23.14	$21.63

Net investment income(a)(b)	0.09		0.24	0.35	0.39	0.01	0.40

Net realized and unrealized gain (loss)	2.63		4.49	3.29	3.22	(4.39)	4.03

Total from investment operations	2.72		4.73	3.64	3.61	(4.38)	4.43

Distributions to shareholders from net investment income	—		(0.59)	(0.72)	(0.38)	(0.54)	(1.10)

Distributions to shareholders from net realized gains	—		(2.76)	(1.25)	(0.68)	(0.55)	(1.82)

Distributions to shareholders from return of capital	—		—	—	—	(0.04)	—

Total distributions	—		(3.35)	(1.97)	(1.06)	(1.13)	(2.92)

Net asset value, end of period	$25.95		$23.23	$21.85	$20.18	$17.63	$23.14

Total return(c)	11.71%		21.71%	17.76%	20.66%	(18.99)%	20.55%

Net assets, end of period (in 000s)	$1,794		$1,608	$3,808	$4,139	$2,980	$544,796

Ratio of net expenses to average net assets(d)	0.18	%(e)	0.18%	0.18%	0.19%	0.18%	0.18%

Ratio of total expenses to average net assets(d)	0.28	%(e)	0.32%	0.30%	0.32%	0.23%	0.23%

Ratio of net investment income to average net assets(b)	0.70	%(e)	1.05%	1.59%	2.00%	0.04%	1.66%

Portfolio turnover rate(f)	3%		36%	11%	37%	12%	4%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Dynamic Global Equity Fund

	Class R Shares
	Six Months Ended June 30, 2026 (Unaudited)
			Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$22.30		$21.10	$19.56	$17.12	$22.56	$21.17

Net investment income(a)(b)	0.01		0.15	0.22	0.26	0.23	0.23

Net realized and unrealized gain (loss)	2.53		4.26	3.16	3.13	(4.61)	3.94

Total from investment operations	2.54		4.41	3.38	3.39	(4.38)	4.17

Distributions to shareholders from net investment income	—		(0.45)	(0.59)	(0.27)	(0.48)	(0.96)

Distributions to shareholders from net realized gains	—		(2.76)	(1.25)	(0.68)	(0.55)	(1.82)

Distributions to shareholders from return of capital	—		—	—	—	(0.03)	—

Total distributions	—		(3.21)	(1.84)	(0.95)	(1.06)	(2.78)

Net asset value, end of period	$24.84		$22.30	$21.10	$19.56	$17.12	$22.56

Total return(c)	11.39%		20.93%	16.99%	19.95%	(19.49)%	19.76%

Net assets, end of period (in 000s)	$7,556		$6,294	$6,436	$5,887	$5,292	$6,611

Ratio of net expenses to average net assets(d)	0.80	%(e)	0.80%	0.80%	0.81%	0.81%	0.81%

Ratio of total expenses to average net assets(d)	0.90	%(e)	0.94%	0.92%	0.95%	0.95%	0.85%

Ratio of net investment income to average net assets(b)	0.07	%(e)	0.66%	1.02%	1.38%	1.19%	0.97%

Portfolio turnover rate(f)	3%		36%	11%	37%	12%	4%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Dynamic Global Equity Fund

	Class P Shares
	Six Months Ended June 30, 2026 (Unaudited)
			Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$23.16		$21.80	$20.14	$17.59	$23.15	$21.64

Net investment income(a)(b)	0.08		0.33	0.37	0.39	0.35	0.40

Net realized and unrealized gain (loss)	2.64		4.38	3.26	3.22	(4.74)	4.03

Total from investment operations	2.72		4.71	3.63	3.61	(4.39)	4.43

Distributions to shareholders from net investment income	—		(0.59)	(0.72)	(0.38)	(0.58)	(1.10)

Distributions to shareholders from net realized gains	—		(2.76)	(1.25)	(0.68)	(0.55)	(1.82)

Distributions to shareholders from return of capital	—		—	—	—	(0.04)	—

Total distributions	—		(3.35)	(1.97)	(1.06)	(1.17)	(2.92)

Net asset value, end of period	$25.88		$23.16	$21.80	$20.14	$17.59	$23.15

Total return(c)	11.74%		21.67%	17.75%	20.71%	(19.00)%	20.54%

Net assets, end of period (in 000s)	$246,619		$218,072	$172,219	$133,081	$117,502	$160,360

Ratio of net expenses to average net assets(d)	0.18	%(e)	0.18%	0.18%	0.19%	0.18%	0.18%

Ratio of total expenses to average net assets(d)	0.28	%(e)	0.32%	0.30%	0.32%	0.32%	0.23%

Ratio of net investment income to average net assets(b)	0.70	%(e)	1.38%	1.67%	2.01%	1.78%	1.64%

Portfolio turnover rate(f)	3%		36%	11%	37%	12%	4%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Growth Allocation Fund

	Class A Shares
	Six Months Ended June 30, 2026 (Unaudited)
			Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$20.23		$18.99	$17.87	$15.44	$19.62	$17.88

Net investment income(a)(b)	0.09		0.29	0.29	0.26	0.32	0.47

Net realized and unrealized gain (loss)	1.85		3.28	2.26	2.42	(3.68)	2.49

Total from investment operations	1.94		3.57	2.55	2.68	(3.36)	2.96

Distributions to shareholders from net investment income	—		(0.54)	(0.62)	(0.25)	(0.56)	(0.70)

Distributions to shareholders from net realized gains	—		(1.79)	(0.81)	—	(0.26)	(0.52)

Total distributions	—		(2.33)	(1.43)	(0.25)	(0.82)	(1.22)

Net asset value, end of period	$22.17		$20.23	$18.99	$17.87	$15.44	$19.62

Total return(c)	9.59%		18.83%	14.11%	17.33%	(17.14)%	16.54%

Net assets, end of period (in 000s)	$376,633		$362,343	$338,759	$325,376	$297,896	$387,436

Ratio of net expenses to average net assets(d)	0.53	%(e)	0.55%	0.55%	0.56%	0.56%	0.56%

Ratio of total expenses to average net assets(d)	0.59	%(e)	0.61%	0.60%	0.61%	0.61%	0.60%

Ratio of net investment income to average net assets(b)	0.83	%(e)	1.44%	1.47%	1.54%	1.87%	2.40%

Portfolio turnover rate(f)	14%		20%	35%	67%	27%	5%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS GROWTH ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Growth Allocation Fund

	Class C Shares
	Six Months Ended June 30, 2026 (Unaudited)
			Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$20.93		$19.58	$18.38	$15.85	$20.09	$18.27

Net investment income(a)(b)	0.01		0.13	0.15	0.12	0.18	0.29

Net realized and unrealized gain (loss)	1.90		3.38	2.32	2.49	(3.74)	2.57

Total from investment operations	1.91		3.51	2.47	2.61	(3.56)	2.86

Distributions to shareholders from net investment income	—		(0.37)	(0.46)	(0.08)	(0.42)	(0.52)

Distributions to shareholders from net realized gains	—		(1.79)	(0.81)	—	(0.26)	(0.52)

Total distributions	—		(2.16)	(1.27)	(0.08)	(0.68)	(1.04)

Net asset value, end of period	$22.84		$20.93	$19.58	$18.38	$15.85	$20.09

Total return(c)	9.13%		17.97%	13.27%	16.47%	(17.76)%	15.67%

Net assets, end of period (in 000s)	$11,649		$12,056	$12,621	$12,068	$13,496	$19,334

Ratio of net expenses to average net assets(d)	1.29	%(e)	1.30%	1.30%	1.31%	1.31%	1.31%

Ratio of total expenses to average net assets(d)	1.34	%(e)	1.36%	1.35%	1.36%	1.36%	1.35%

Ratio of net investment income to average net assets(b)	0.06	%(e)	0.64%	0.74%	0.71%	1.03%	1.44%

Portfolio turnover rate(f)	14%		20%	35%	67%	27%	5%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Growth Allocation Fund

	Institutional Shares
	Six Months Ended June 30, 2026 (Unaudited)
			Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$20.23		$18.98	$17.86	$15.42	$19.61	$17.86

Net investment income(a)(b)	0.12		0.37	0.37	0.32	0.38	0.57

Net realized and unrealized gain (loss)	1.85		3.28	2.25	2.43	(3.68)	2.47

Total from investment operations	1.97		3.65	2.62	2.75	(3.30)	3.04

Distributions to shareholders from net investment income	—		(0.61)	(0.69)	(0.31)	(0.63)	(0.77)

Distributions to shareholders from net realized gains	—		(1.79)	(0.81)	—	(0.26)	(0.52)

Total distributions	—		(2.40)	(1.50)	(0.31)	(0.89)	(1.29)

Net asset value, end of period	$22.20		$20.23	$18.98	$17.86	$15.42	$19.61

Total return(c)	9.74%		19.27%	14.52%	17.83%	(16.87)%	17.03%

Net assets, end of period (in 000s)	$401,708		$321,700	$278,471	$211,831	$195,963	$249,377

Ratio of net expenses to average net assets(d)	0.19	%(e)	0.19%	0.19%	0.20%	0.19%	0.19%

Ratio of total expenses to average net assets(d)	0.23	%(e)	0.25%	0.24%	0.25%	0.24%	0.23%

Ratio of net investment income to average net assets(b)	1.20	%(e)	1.84%	1.89%	1.91%	2.24%	2.88%

Portfolio turnover rate(f)	14%		20%	35%	67%	27%	5%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS GROWTH ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Growth Allocation Fund

	Service Shares
	Six Months Ended June 30, 2026 (Unaudited)
			Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$20.17		$18.94	$17.82	$15.39	$19.56	$17.83

Net investment income(a)(b)	0.07		0.26	0.24	0.23	0.29	0.46

Net realized and unrealized gain (loss)	1.85		3.27	2.27	2.42	(3.66)	2.46

Total from investment operations	1.92		3.53	2.51	2.65	(3.37)	2.92

Distributions to shareholders from net investment income	—		(0.51)	(0.58)	(0.22)	(0.54)	(0.67)

Distributions to shareholders from net realized gains	—		(1.79)	(0.81)	—	(0.26)	(0.52)

Total distributions	—		(2.30)	(1.39)	(0.22)	(0.80)	(1.19)

Net asset value, end of period	$22.09		$20.17	$18.94	$17.82	$15.39	$19.56

Total return(c)	9.52%		18.66%	13.92%	17.23%	(17.27)%	16.41%

Net assets, end of period (in 000s)	$1,874		$1,935	$1,923	$2,277	$1,764	$2,413

Ratio of net expenses to average net assets(d)	0.69	%(e)	0.69%	0.69%	0.70%	0.69%	0.69%

Ratio of total expenses to average net assets(d)	0.73	%(e)	0.75%	0.74%	0.75%	0.74%	0.73%

Ratio of net investment income to average net assets(b)	0.66	%(e)	1.28%	1.27%	1.41%	1.70%	2.36%

Portfolio turnover rate(f)	14%		20%	35%	67%	27%	5%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Growth Allocation Fund

	Investor Shares
	Six Months Ended June 30, 2026 (Unaudited)
			Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$19.84		$18.66	$17.58	$15.18	$19.29	$17.60

Net investment income(a)(b)	0.11		0.34	0.31	0.28	0.34	0.75

Net realized and unrealized gain (loss)	1.82		3.22	2.25	2.40	(3.60)	2.21

Total from investment operations	1.93		3.56	2.56	2.68	(3.26)	2.96

Distributions to shareholders from net investment income	—		(0.59)	(0.67)	(0.28)	(0.59)	(0.75)

Distributions to shareholders from net realized gains	—		(1.79)	(0.81)	—	(0.26)	(0.52)

Total distributions	—		(2.38)	(1.48)	(0.28)	(0.85)	(1.27)

Net asset value, end of period	$21.77		$19.84	$18.66	$17.58	$15.18	$19.29

Total return(c)	9.73%		19.10%	14.40%	17.67%	(16.92)%	16.86%

Net assets, end of period (in 000s)	$11,003		$10,058	$9,643	$12,556	$10,006	$13,836

Ratio of net expenses to average net assets(d)	0.28	%(e)	0.30%	0.30%	0.31%	0.31%	0.31%

Ratio of total expenses to average net assets(d)	0.34	%(e)	0.36%	0.35%	0.36%	0.36%	0.35%

Ratio of net investment income to average net assets(b)	1.09	%(e)	1.69%	1.65%	1.73%	2.02%	3.83%

Portfolio turnover rate(f)	14%		20%	35%	67%	27%	5%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS GROWTH ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Growth Allocation Fund

	Class R6 Shares
	Six Months Ended June 30, 2026 (Unaudited)
			Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$20.24		$18.98	$17.87	$15.43	$19.62	$17.87

Net investment income(a)(b)	0.13		0.37	0.37	0.32	0.42	0.55

Net realized and unrealized gain (loss)	1.84		3.29	2.25	2.43	(3.72)	2.49

Total from investment operations	1.97		3.66	2.62	2.75	(3.30)	3.04

Distributions to shareholders from net investment income	—		(0.61)	(0.70)	(0.31)	(0.63)	(0.77)

Distributions to shareholders from net realized gains	—		(1.79)	(0.81)	—	(0.26)	(0.52)

Total distributions	—		(2.40)	(1.51)	(0.31)	(0.89)	(1.29)

Net asset value, end of period	$22.21		$20.24	$18.98	$17.87	$15.43	$19.62

Total return(c)	9.73%		19.27%	14.59%	17.76%	(16.85)%	17.02%

Net assets, end of period (in 000s)	$13,893		$11,522	$10,009	$8,211	$7,255	$6,263

Ratio of net expenses to average net assets(d)	0.18	%(e)	0.18%	0.18%	0.19%	0.18%	0.18%

Ratio of total expenses to average net assets(d)	0.22	%(e)	0.24%	0.23%	0.24%	0.24%	0.22%

Ratio of net investment income to average net assets(b)	1.20	%(e)	1.82%	1.87%	1.92%	2.48%	2.79%

Portfolio turnover rate(f)	14%		20%	35%	67%	27%	5%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Growth Allocation Fund

	Class R Shares
	Six Months Ended June 30, 2026 (Unaudited)
			Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$19.39		$18.30	$17.27	$14.93	$19.01	$17.36

Net investment income(a)(b)	0.06		0.24	0.24	0.21	0.26	0.44

Net realized and unrealized gain (loss)	1.77		3.14	2.18	2.34	(3.56)	2.39

Total from investment operations	1.83		3.38	2.42	2.55	(3.30)	2.83

Distributions to shareholders from net investment income	—		(0.50)	(0.58)	(0.21)	(0.52)	(0.66)

Distributions to shareholders from net realized gains	—		(1.79)	(0.81)	—	(0.26)	(0.52)

Total distributions	—		(2.29)	(1.39)	(0.21)	(0.78)	(1.18)

Net asset value, end of period	$21.22		$19.39	$18.30	$17.27	$14.93	$19.01

Total return(c)	9.44%		18.51%	13.85%	17.07%	(17.38)%	16.31%

Net assets, end of period (in 000s)	$9,003		$8,574	$7,202	$6,350	$5,492	$7,788

Ratio of net expenses to average net assets(d)	0.78	%(e)	0.80%	0.80%	0.81%	0.81%	0.81%

Ratio of total expenses to average net assets(d)	0.84	%(e)	0.86%	0.85%	0.86%	0.86%	0.85%

Ratio of net investment income to average net assets(b)	0.58	%(e)	1.22%	1.26%	1.31%	1.58%	2.31%

Portfolio turnover rate(f)	14%		20%	35%	67%	27%	5%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS GROWTH ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Growth Allocation Fund

	Class P Shares
	Six Months Ended June 30, 2026 (Unaudited)
			Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$20.24		$18.99	$17.87	$15.43	$19.62	$17.87

Net investment income(a)(b)	0.12		0.37	0.36	0.32	0.39	0.59

Net realized and unrealized gain (loss)	1.86		3.28	2.27	2.43	(3.69)	2.45

Total from investment operations	1.98		3.65	2.63	2.75	(3.30)	3.04

Distributions to shareholders from net investment income	—		(0.61)	(0.70)	(0.31)	(0.63)	(0.77)

Distributions to shareholders from net realized gains	—		(1.79)	(0.81)	—	(0.26)	(0.52)

Total distributions	—		(2.40)	(1.51)	(0.31)	(0.89)	(1.29)

Net asset value, end of period	$22.22		$20.24	$18.99	$17.87	$15.43	$19.62

Total return(c)	9.78%		19.27%	14.52%	17.83%	(16.85)%	17.03%

Net assets, end of period (in 000s)	$427,071		$388,478	$312,750	$270,227	$230,411	$277,169

Ratio of net expenses to average net assets(d)	0.18	%(e)	0.18%	0.18%	0.19%	0.18%	0.18%

Ratio of total expenses to average net assets(d)	0.22	%(e)	0.24%	0.23%	0.24%	0.23%	0.22%

Ratio of net investment income to average net assets(b)	1.20	%(e)	1.84%	1.86%	1.93%	2.26%	2.98%

Portfolio turnover rate(f)	14%		20%	35%	67%	27%	5%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MODERATE ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Moderate Allocation Fund

	Class A Shares
	Six Months Ended June 30, 2026 (Unaudited)
			Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$16.42		$15.43	$14.77	$13.10	$16.35	$15.51

Net investment income(a)(b)	0.12		0.28	0.34	0.26	0.28	0.36

Net realized and unrealized gain (loss)	1.07		2.10	1.32	1.65	(2.80)	1.53

Total from investment operations	1.19		2.38	1.66	1.91	(2.52)	1.89

Distributions to shareholders from net investment income	(0.14)		(0.41)	(0.54)	(0.24)	(0.50)	(0.53)

Distributions to shareholders from net realized gains	—		(0.98)	(0.46)	—	(0.23)	(0.52)

Total distributions	(0.14)		(1.39)	(1.00)	(0.24)	(0.73)	(1.05)

Net asset value, end of period	$17.47		$16.42	$15.43	$14.77	$13.10	$16.35

Total return(c)	7.29%		15.59%	11.14%	14.70%	(15.50)%	12.27%

Net assets, end of period (in 000s)	$257,144		$251,631	$242,783	$242,239	$228,850	$297,996

Ratio of net expenses to average net assets(d)	0.55	%(e)	0.55%	0.55%	0.56%	0.56%	0.56%

Ratio of total expenses to average net assets(d)	0.60	%(e)	0.62%	0.60%	0.61%	0.61%	0.59%

Ratio of net investment income to average net assets(b)	1.43	%(e)	1.75%	2.17%	1.85%	1.94%	2.15%

Portfolio turnover rate(f)	14%		19%	32%	48%	29%	8%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS MODERATE ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Moderate Allocation Fund

	Class C Shares
	Six Months Ended June 30, 2026 (Unaudited)
			Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$15.84		$14.93	$14.32	$12.70	$15.88	$15.12

Net investment income(a)(b)	0.05		0.16	0.22	0.14	0.15	0.20

Net realized and unrealized gain (loss)	1.03		2.02	1.27	1.61	(2.71)	1.53

Total from investment operations	1.08		2.18	1.49	1.75	(2.56)	1.73

Distributions to shareholders from net investment income	(0.08)		(0.29)	(0.42)	(0.13)	(0.39)	(0.45)

Distributions to shareholders from net realized gains	—		(0.98)	(0.46)	—	(0.23)	(0.52)

Total distributions	(0.08)		(1.27)	(0.88)	(0.13)	(0.62)	(0.97)

Net asset value, end of period	$16.84		$15.84	$14.93	$14.32	$12.70	$15.88

Total return(c)	6.84%		14.73%	10.31%	13.88%	(16.16)%	11.44%

Net assets, end of period (in 000s)	$5,144		$5,213	$5,168	$5,857	$6,766	$10,130

Ratio of net expenses to average net assets(d)	1.30	%(e)	1.30%	1.30%	1.31%	1.31%	1.31%

Ratio of total expenses to average net assets(d)	1.35	%(e)	1.37%	1.35%	1.36%	1.36%	1.34%

Ratio of net investment income to average net assets(b)	0.67	%(e)	0.99%	1.43%	1.04%	1.08%	1.23%

Portfolio turnover rate(f)	14%		19%	32%	48%	29%	8%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MODERATE ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Moderate Allocation Fund

	Institutional Shares
	Six Months Ended June 30, 2026 (Unaudited)
			Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$16.48		$15.49	$14.82	$13.14	$16.40	$15.56

Net investment income(a)(b)	0.15		0.36	0.40	0.31	0.33	0.44

Net realized and unrealized gain (loss)	1.08		2.07	1.32	1.66	(2.81)	1.52

Total from investment operations	1.23		2.43	1.72	1.97	(2.48)	1.96

Distributions to shareholders from net investment income	(0.17)		(0.46)	(0.59)	(0.29)	(0.55)	(0.60)

Distributions to shareholders from net realized gains	—		(0.98)	(0.46)	—	(0.23)	(0.52)

Total distributions	(0.17)		(1.44)	(1.05)	(0.29)	(0.78)	(1.12)

Net asset value, end of period	$17.54		$16.48	$15.49	$14.82	$13.14	$16.40

Total return(c)	7.45%		16.00%	11.56%	15.14%	(15.19)%	12.64%

Net assets, end of period (in 000s)	$531,659		$480,236	$403,567	$333,697	$331,731	$443,099

Ratio of net expenses to average net assets(d)	0.19	%(e)	0.19%	0.19%	0.20%	0.19%	0.19%

Ratio of total expenses to average net assets(d)	0.24	%(e)	0.26%	0.24%	0.24%	0.24%	0.23%

Ratio of net investment income to average net assets(b)	1.80	%(e)	2.18%	2.51%	2.20%	2.29%	2.65%

Portfolio turnover rate(f)	14%		19%	32%	48%	29%	8%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS MODERATE ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Moderate Allocation Fund

	Service Shares
	Six Months Ended June 30, 2026 (Unaudited)
			Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$16.36		$15.39	$14.73	$13.06	$16.30	$15.48

Net investment income(a)(b)	0.11		0.26	0.32	0.23	0.25	0.34

Net realized and unrealized gain (loss)	1.07		2.07	1.32	1.66	(2.78)	1.51

Total from investment operations	1.18		2.33	1.64	1.89	(2.53)	1.85

Distributions to shareholders from net investment income	(0.13)		(0.38)	(0.52)	(0.22)	(0.48)	(0.51)

Distributions to shareholders from net realized gains	—		(0.98)	(0.46)	—	(0.23)	(0.52)

Total distributions	(0.13)		(1.36)	(0.98)	(0.22)	(0.71)	(1.03)

Net asset value, end of period	$17.41		$16.36	$15.39	$14.73	$13.06	$16.30

Total return(c)	7.18%		15.40%	11.02%	14.58%	(15.61)%	12.03%

Net assets, end of period (in 000s)	$2,062		$1,961	$1,896	$1,723	$1,851	$2,755

Ratio of net expenses to average net assets(d)	0.69	%(e)	0.69%	0.69%	0.70%	0.69%	0.69%

Ratio of total expenses to average net assets(d)	0.74	%(e)	0.76%	0.74%	0.74%	0.74%	0.73%

Ratio of net investment income to average net assets(b)	1.29	%(e)	1.61%	2.05%	1.69%	1.75%	2.07%

Portfolio turnover rate(f)	14%		19%	32%	48%	29%	8%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MODERATE ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Moderate Allocation Fund

	Investor Shares
	Six Months Ended June 30, 2026 (Unaudited)
			Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$16.30		$15.33	$14.68	$13.02	$16.26	$15.44

Net investment income(a)(b)	0.14		0.33	0.35	0.32	0.32	0.41

Net realized and unrealized gain (loss)	1.07		2.07	1.33	1.62	(2.80)	1.51

Total from investment operations	1.21		2.40	1.68	1.94	(2.48)	1.92

Distributions to shareholders from net investment income	(0.16)		(0.45)	(0.57)	(0.28)	(0.53)	(0.58)

Distributions to shareholders from net realized gains	—		(0.98)	(0.46)	—	(0.23)	(0.52)

Total distributions	(0.16)		(1.43)	(1.03)	(0.28)	(0.76)	(1.10)

Net asset value, end of period	$17.35		$16.30	$15.33	$14.68	$13.02	$16.26

Total return(c)	7.47%		15.84%	11.40%	15.01%	(15.30)%	12.48%

Net assets, end of period (in 000s)	$11,056		$11,770	$8,412	$13,017	$7,459	$8,948

Ratio of net expenses to average net assets(d)	0.30	%(e)	0.30%	0.30%	0.31%	0.31%	0.31%

Ratio of total expenses to average net assets(d)	0.35	%(e)	0.37%	0.35%	0.36%	0.36%	0.34%

Ratio of net investment income to average net assets(b)	1.65	%(e)	2.02%	2.25%	2.28%	2.24%	2.50%

Portfolio turnover rate(f)	14%		19%	32%	48%	29%	8%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS MODERATE ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Moderate Allocation Fund

	Class R6 Shares
	Six Months Ended June 30, 2026 (Unaudited)
			Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$16.48		$15.48	$14.81	$13.14	$16.40	$15.55

Net investment income(a)(b)	0.15		0.40	0.42	0.31	0.43	0.32

Net realized and unrealized gain (loss)	1.07		2.05	1.31	1.65	(2.91)	1.64

Total from investment operations	1.22		2.45	1.73	1.96	(2.48)	1.96

Distributions to shareholders from net investment income	(0.17)		(0.47)	(0.60)	(0.29)	(0.55)	(0.59)

Distributions to shareholders from net realized gains	—		(0.98)	(0.46)	—	(0.23)	(0.52)

Total distributions	(0.17)		(1.45)	(1.06)	(0.29)	(0.78)	(1.11)

Net asset value, end of period	$17.53		$16.48	$15.48	$14.81	$13.14	$16.40

Total return(c)	7.46%		16.02%	11.58%	15.08%	(15.17)%	12.69%

Net assets, end of period (in 000s)	$7,750		$6,032	$2,645	$2,201	$2,162	$923

Ratio of net expenses to average net assets(d)	0.18	%(e)	0.18%	0.18%	0.19%	0.18%	0.18%

Ratio of total expenses to average net assets(d)	0.23	%(e)	0.25%	0.23%	0.23%	0.23%	0.22%

Ratio of net investment income to average net assets(b)	1.84	%(e)	2.46%	2.69%	2.23%	3.02%	1.94%

Portfolio turnover rate(f)	14%		19%	32%	48%	29%	8%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MODERATE ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Moderate Allocation Fund

	Class R Shares
	Six Months Ended June 30, 2026 (Unaudited)
			Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$16.23		$15.27	$14.62	$12.97	$16.20	$15.39

Net investment income(a)(b)	0.10		0.24	0.30	0.21	0.25	0.31

Net realized and unrealized gain (loss)	1.05		2.07	1.31	1.64	(2.79)	1.52

Total from investment operations	1.15		2.31	1.61	1.85	(2.54)	1.83

Distributions to shareholders from net investment income	(0.12)		(0.37)	(0.50)	(0.20)	(0.46)	(0.50)

Distributions to shareholders from net realized gains	—		(0.98)	(0.46)	—	(0.23)	(0.52)

Total distributions	(0.12)		(1.35)	(0.96)	(0.20)	(0.69)	(1.02)

Net asset value, end of period	$17.26		$16.23	$15.27	$14.62	$12.97	$16.20

Total return(c)	7.13%		15.28%	10.92%	14.39%	(15.73)%	11.94%

Net assets, end of period (in 000s)	$4,913		$4,656	$4,259	$4,230	$4,346	$5,579

Ratio of net expenses to average net assets(d)	0.80	%(e)	0.80%	0.80%	0.81%	0.81%	0.81%

Ratio of total expenses to average net assets(d)	0.85	%(e)	0.87%	0.85%	0.86%	0.86%	0.84%

Ratio of net investment income to average net assets(b)	1.18	%(e)	1.51%	1.92%	1.57%	1.75%	1.87%

Portfolio turnover rate(f)	14%		19%	32%	48%	29%	8%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS MODERATE ALLOCATION FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Moderate Allocation Fund

	Class P Shares
	Six Months Ended June 30, 2026 (Unaudited)
			Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$16.47		$15.48	$14.81	$13.13	$16.39	$15.55

Net investment income(a)(b)	0.15		0.35	0.41	0.31	0.34	0.44

Net realized and unrealized gain (loss)	1.08		2.09	1.32	1.66	(2.82)	1.52

Total from investment operations	1.23		2.44	1.73	1.97	(2.48)	1.96

Distributions to shareholders from net investment income	(0.17)		(0.47)	(0.60)	(0.29)	(0.55)	(0.60)

Distributions to shareholders from net realized gains	—		(0.98)	(0.46)	—	(0.23)	(0.52)

Total distributions	(0.17)		(1.45)	(1.06)	(0.29)	(0.78)	(1.12)

Net asset value, end of period	$17.53		$16.47	$15.48	$14.81	$13.13	$16.39

Total return(c)	7.52%		15.95%	11.58%	15.17%	(15.19)%	12.66%

Net assets, end of period (in 000s)	$326,046		$303,455	$261,073	$238,157	$218,480	$260,202

Ratio of net expenses to average net assets(d)	0.18	%(e)	0.18%	0.18%	0.19%	0.18%	0.18%

Ratio of total expenses to average net assets(d)	0.23	%(e)	0.25%	0.23%	0.23%	0.23%	0.22%

Ratio of net investment income to average net assets(b)	1.80	%(e)	2.14%	2.57%	2.23%	2.38%	2.62%

Portfolio turnover rate(f)	14%		19%	32%	48%	29%	8%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUND OF FUNDS

Notes to Financial Statements June 30, 2026 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

All Funds	A, C, Institutional, Service, Investor, R6, R, P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser (“Investment Adviser”) to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

The Goldman Sachs Conservative Allocation Fund, Goldman Sachs Growth Allocation Fund and Goldman Sachs Moderate Allocation Fund are expected to invest primarily in a combination of domestic and international equity, fixed income and alternative asset underlying funds that currently exist or that may become available for investment in the future for which GSAM or an affiliate now or in the future acts as investment adviser or principal underwriter without considering or canvassing the universe of unaffiliated funds available, and may also invest in unaffiliated exchange-traded funds (“ETFs”) (collectively, the “Underlying Funds”). The Dynamic Global Equity Fund is expected to invest in a diversified portfolio of global equity asset classes. Such investments may include Underlying Funds, futures, forwards, options, swaps and other instruments with similar economic exposures.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The valuation policy of the Funds and Underlying Funds is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Income distributions are recognized as capital gains or income in the financial statements in accordance with the character that is distributed.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date.

69

GOLDMAN SACHS FUND OF FUNDS

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Conservative Allocation Fund	Quarterly	Annually

Dynamic Global Equity Fund	Annually	Annually

Growth Allocation Fund	Annually	Annually

Moderate Allocation Fund	Quarterly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. In-Kind Transactions — The Funds may allow investors, under certain circumstances, to purchase shares with securities instead of cash. In addition, the Trust reserves the right to redeem an investor’s shares by distributing securities instead of cash. These are known as in-kind transactions. Securities included as part of in-kind purchases and redemptions of Fund shares are valued in the same manner as they are valued for purposes of computing a Fund’s NAV, in accordance with each Fund’s Valuation Procedures (as defined below), and such valuations are as of the date the trade is submitted pursuant to the procedures specified in the Fund’s prospectus.

70

GOLDMAN SACHS FUND OF FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

G. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Funds, as prescribed in the Funds’ prospectuses. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment is consistent with that presented within the Funds’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the fund investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying Funds include ETFs and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

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Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

(“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices, or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

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Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2026:

CONSERVATIVE ALLOCATION FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds	$600,227,395	$—	$—

Investment Company	16,977,211	—	—

Total	$617,204,606	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$774,138	$—

Futures Contracts(a)	422,452	—	—

Total Return Swap Contracts(a)	—	457	—

Purchased Option Contracts	1,221,839	529,733	—

Total	$1,644,291	$1,304,328	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(95,930)	$—

Futures Contracts(a)	(16,024)	—	—

Credit Default Swap Contracts(a)	—	(108,438)	—

Total Return Swap Contracts(a)	—	(98)	—

Written Option Contracts	(57,588)	(16,980)	—

Total	$(73,612)	$(221,446)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

DYNAMIC GLOBAL EQUITY FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds	$452,122,584	$—	$—

Investment Company	15,121,479	—	—

Total	$467,244,063	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$301,392	$—

Futures Contracts(a)	761,498	—	—

Total Return Swap Contracts(a)	—	323	—

Purchased Option Contracts	1,513,520	543,760	—

Total	$2,275,018	$845,475	$—

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

DYNAMIC GLOBAL EQUITY FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(70,392)	$—

Written Option Contracts	(60,583)	—	—

Total	$(60,583)	$(70,392)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GROWTH ALLOCATION FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds	$1,156,248,093	$—	$—

Investment Company	38,347,150	—	—

Total	$1,194,595,243	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$1,084,517	$—

Futures Contracts(a)	838,467	—	—

Total Return Swap Contracts(a)	—	851	—

Purchased Option Contracts	3,047,783	1,061,639	—

Total	$3,886,250	$2,147,007	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(180,622)	$—

Futures Contracts(a)	(24,751)	—	—

Credit Default Swap Contracts(a)	—	(194,420)	—

Total Return Swap Contracts(a)	—	(181)	—

Written Option Contracts	(144,533)	(33,018)	—

Total	$(169,284)	$(408,241)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

MODERATE ALLOCATION FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Funds	$1,078,395,457	$—	$—

Investment Company	28,303,770	—	—

Total	$1,106,699,227	$—	$—

75

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Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

MODERATE ALLOCATION FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$1,248,993	$—

Futures Contracts(a)	734,526	—	—

Total Return Swap Contracts(a)	—	799	—

Purchased Option Contracts	2,264,081	964,619	—

Total	$2,998,607	$2,214,411	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(161,302)	$—

Futures Contracts(a)	(23,410)	—	—

Credit Default Swap Contracts(a)	—	(188,993)	—

Total Return Swap Contracts(a)	—	(170)	—

Written Option Contracts	(94,473)	(30,066)	—

Total	$(117,883)	$(380,531)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2026. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Conservative Allocation Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts	$—		Variation margin on swap contracts	$(108,438	)(a)

Currency	Receivable for unrealized gain on forward foreign currency contracts; Purchased options, at value	1,303,871		Payable for unrealized loss on forward foreign currency exchange contracts; Written options, at value	(95,931)

Equity	Receivable for unrealized gain on swap contracts; Variation margin on futures contracts; Purchased options, at value	419,142	(a)	Payable for unrealized loss swap contracts; Variation margin on futures contracts; Written options, at value	(90,689	)(a)(b)

Interest rate	Variation margin on futures contracts; Purchased options, at value	1,225,606	(a)	Written options, at value	—

Total		$2,948,619			$(295,058)

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4. INVESTMENTS IN DERIVATIVES (continued)

Dynamic Global Equity Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts; Purchased options, at value	$845,152		Payable for unrealized loss on forward foreign currency exchange contracts	$(70,392)

Equity	Receivable for unrealized gain on swap contracts; Variation margin on futures contracts	761,821	(a)	Written options, at value	(60,583)

Interest rate	Purchased options, at value	1,513,520		Written options, at value	—

Total		$3,120,493			$(130,975)

Growth Allocation Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swaps contracts	$—		Variation margin on swaps contracts	$(194,420	)(a)

Currency	Receivable for unrealized gain on forward foreign currency contracts; Purchased options, at value	2,146,156		Payable for unrealized loss on forward foreign currency exchange contracts; Written options, at value	(180,625)

Equity	Receivable for unrealized gain on swap contracts; Variation margin on futures contracts; Purchased options, at value	832,378	(a)	Payable for unrealized loss swap contracts; Variation margin on futures contracts; Written options, at value	(202,480	)(a)(b)

Interest rate	Variation margin on futures contracts; Purchased options, at value	3,054,723	(a)	Variation margin on futures contracts; Written options, at value	—

Total		$6,033,257			$(577,525)

77

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Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Moderate Allocation Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Credit	Variation margin on swap contracts	$—		Variation margin on swap contracts	$(188,993	)(a)

Currency	Receivable for unrealized gain on forward foreign currency contracts; Purchased options, at value	2,213,612		Payable for unrealized loss on forward foreign currency exchange contracts; Written options, at value	(161,305)

Equity	Receivable for unrealized gain on swap contracts; Variation margin on futures contracts	728,980	(a)	Payable for unrealized loss swap contracts; Variation margin on futures contracts; Written options, at value	(148,116	)(a)(b)

Interest rate	Variation margin on futures contracts; Purchased options, at value	2,270,426	(a)	Variation margin on futures contracts; Written options, at value	—

Total		$5,213,018			$(498,414)

(a)

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only the variation margin as of June 30, 2026 is reported within the Statements of Assets and Liabilities.

(b)

Aggregate of amounts include $98, $181 and $170 for the Conservative Allocation, Growth Allocation and Moderate Allocation Funds, respectively,which represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, a Fund’s performance, its failure to pay on its obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which a Fund is entitled to a full return.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2026. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Conservative Allocation Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$44,728	$(96,446)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts, purchased options and written options/Net change in unrealized gain (loss) on forward foreign currency exchange contracts, purchased options and written options	6,818	886,072

Equity	Net realized gain (loss) from futures contracts, purchased options, written options and swap contracts /Net change in unrealized gain (loss) on futures contracts, purchased options, written options and swap contracts	2,605,270	1,009,539

Interest rate	Net realized gain (loss) from futures contracts, purchased options and swap contracts /Net change in unrealized gain (loss) on futures contracts and purchased options	(640,516)	(1,454,580)

Total		$2,016,300	$344,585

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4. INVESTMENTS IN DERIVATIVES (continued)

Dynamic Global Equity Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts and purchased options/Net change in unrealized gain (loss) on forward foreign currency exchange contracts and purchased options	$(36,757)	$302,427

Equity	Net realized gain (loss) from futures contracts, swap contracts and written option contracts/Net change in unrealized gain (loss) on futures contracts, swap contracts and written option contracts	4,256,433	1,444,910

Interest rate	Net realized gain (loss) from purchased options /Net change in unrealized gain (loss) on purchased options	(732,909)	(1,392,548)

Total		$3,486,767	$354,789

Growth Allocation Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$88,574	$(172,408)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts, purchased options and written options/Net change in unrealized gain (loss) on forward foreign currency exchange contracts, purchased options and written options	106,261	1,233,328

Equity	Net realized gain (loss) from futures contracts, purchased options, written options and swap contracts /Net change in unrealized gain (loss) on futures contracts, purchased options, written options and swap contracts	5,058,866	1,903,341

Interest rate	Net realized gain (loss) from futures contracts, purchased options and swap contracts /Net change in unrealized gain (loss) on futures contracts and purchased options	(1,355,903)	(3,592,723)

Total		$3,897,798	$(628,462)

79

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Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Moderate Allocation Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	$81,545	$(167,848)

Currency	Net realized gain (loss) from forward foreign currency exchange contracts, purchased options and written options /Net change in unrealized gain (loss) on forward foreign currency exchange contracts, purchased options and written options	(31,994)	1,459,429

Equity	Net realized gain (loss) from futures contracts, purchased options, written options and swap contracts/Net change in unrealized gain (loss) on futures contracts, Purchased options, written options and swap contracts	4,315,800	1,791,402

Interest rate	Net realized gain (loss) from futures contracts and purchased options /Net change in unrealized gain (loss) on futures contracts and purchased options	(1,269,069)	(2,904,798)

Total		$3,096,282	$178,185

For the six months ended June 30, 2026, the relevant values for each derivative type were as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units(a)

Fund	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Written Options

Conservative Allocation Fund	223	$41,995,162	$13,531,080	80,422,149	1,504,599

Dynamic Global Equity Fund	215	22,529,733	9,829,895	79,051,184	7,350

Growth Allocation Fund	348	78,126,634	25,094,543	154,129,961	2,748,494

Moderate Allocation Fund	352	70,192,111	23,639,638	142,713,388	2,634,612

(a)

Amounts disclosed represent the average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of the volume for this derivative type, for the months that each Fund held such derivatives during the six months ended June 30, 2026.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of average daily net assets of 0.15% for each of the Funds.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as set forth below.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended June 30, 2026, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge

Fund	Class A	Class C

Conservative Allocation Fund	$3,034	$130

Dynamic Global Equity Fund	2,467	397

Growth Allocation Fund	5,673	216

Moderate Allocation Fund	7,081	327

D. Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

Effective April 30, 2026, Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.05% as an annual percentage of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares of the Growth Allocation Fund. This arrangement will remain in effect through at least April 30, 2027, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Trustees.

81

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Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets are 0.004% for each Fund. These Other Expense limitations will remain in place through at least April 30, 2027 and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended June 30, 2026, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions

Conservative Allocation Fund	$ 2,505	$205,910	$208,415

Dynamic Global Equity Fund	1,590	209,021	210,611

Growth Allocation Fund	44,651	202,649	247,300

Moderate Allocation Fund	2,782	254,785	257,567

G. Line of Credit Facility — As of June 30, 2026, the Funds participated in a $1,550,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2026, the Funds did not have any borrowings under the facility. Prior to April 10, 2026, the facility was $1,300,000,000.

H. Other Transactions with Affiliates — The Funds invest primarily in Class R6 Shares of the Underlying Funds (except certain Underlying Funds that are ETFs). These Underlying Funds are considered to be affiliated with the Funds. The tables below show the transactions in and earnings from investments in these Underlying Funds for the six months ended June 30, 2026 (in thousands):

Conservative Allocation Fund

Underlying Fund	Market Value as of December 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Market Value as of June 30, 2026	Shares as of June 30, 2026	Dividend Income

Goldman Sachs Access Investment Grade Corporate Bond ETF	$ 64,058	$ 19,400	$ (1,955)	$(26)	$ (466)	$ 81,011	1,765	$1,315

Goldman Sachs ActiveBeta Emerging Markets Equity ETF	2,044	—	—	—	510	2,554	49	—

Goldman Sachs ActiveBeta International Equity ETF	5,035	1,058	—	—	362	6,455	141	103

Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	8,404	809	—	—	653	9,866	70	48

82

GOLDMAN SACHS FUND OF FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Conservative Allocation Fund (continued)

Underlying Fund	Market Value as of December 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Market Value as of June 30, 2026	Shares as of June 30, 2026	Dividend Income

Goldman Sachs Central Government Fund — Institutional Shares	$ —	$ 41,532	$ (24,555)	$ —	$ —	$ 16,977	16,976	$ 123

Goldman Sachs Emerging Markets Debt Fund — Class R6	10,981	2,341	—	—	83	13,405	1,284	341

Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	14,260	—	(4,900)	1,410	2,192	12,962	901	—

Goldman Sachs Energy Infrastructure Fund — Class R6	322	—	(346)	76	(52)	—	—	—

Goldman Sachs Financial Square Government Fund — Institutional Shares	7,628	72,872	(80,500)	—	—	—	—	175

Goldman Sachs Global Core Fixed Income Fund — Class R6	231,557	15,382	(26,750)	(3,111)	1,475	218,553	19,171	3,881

Goldman Sachs Global Infrastructure Fund — Class R6	5,935	3,526	—	—	824	10,285	728	127

Goldman Sachs High Yield Floating Rate Fund — Class R6	6,416	85	(5,700)	(364)	234	671	80	85

Goldman Sachs High Yield Fund — Class R6	7,998	11,656	(9,200)	(65)	(77)	10,312	1,832	256

Goldman Sachs Inflation Protected Securities Fund — Class R6	18,515	518	—	—	(331)	18,702	1,983	517

Goldman Sachs International Equity Insights Fund — Class R6	32,757	2,200	(7,800)	671	3,324	31,152	1,520	—

Goldman Sachs International Small Cap Insights Fund — Class R6	5,106	1,000	—	—	704	6,810	374	—

Goldman Sachs Large Cap Growth Insights Fund — Class R6	36,134	10,001	(4,500)	(63)	1,148	42,720	1,149	—

Goldman Sachs Large Cap Value Insights Fund — Class R6	36,308	3,209	(2,000)	(60)	4,811	42,268	1,515	210

Goldman Sachs Managed Futures Strategy Fund — Class R6	5,881	—	—	—	326	6,207	626	—

Goldman Sachs MarketBeta Emerging Markets Equity ETF	10,571	569	(2,340)	593	1,821	11,214	159	—

Goldman Sachs MarketBeta International Equity ETF	26,012	—	(2,793)	954	1,112	25,285	337	383

Goldman Sachs MarketBeta U.S. Equity ETF	34,492	5,450	(5,181)	276	3,312	38,349	372	204

Goldman Sachs Small Cap Equity Insights Fund — Class R6	7,340	1,700	(1,000)	53	1,969	10,062	276	—

Total	$577,754	$193,308	$(179,520)	$ 344	$23,934	$615,820		$7,768

83

GOLDMAN SACHS FUND OF FUNDS

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Dynamic Global Equity Fund

Underlying Fund	Beginning Value as of December 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Ending Value as of June 30, 2026	Shares as of June 30, 2026	Dividend Income

Goldman Sachs ActiveBeta Emerging Markets Equity ETF	$ 4,721	$ —	$ —	$ —	$ 1,177	$ 5,898	113	$ —

Goldman Sachs ActiveBeta International Equity ETF	8,702	—	—	—	560	9,262	203	148

Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	17,949	—	—	—	1,291	19,240	136	93

Goldman Sachs Central Government Fund — Institutional Shares	—	31,644	(16,523)	—	—	15,121	15,121	113

Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	28,418	750	—	—	8,290	37,458	2,603	—

Goldman Sachs Financial Square Government Fund — Institutional Shares	10,253	34,013	(44,266)	—	—	—	—	137

Goldman Sachs Global Infrastructure Fund — Class R6	6,725	91	—	—	635	7,451	527	91

Goldman Sachs International Equity Insights Fund — Class R6	52,726	—	(5,299)	645	6,040	54,112	2,640	—

Goldman Sachs International Small Cap Insights Fund — Class R6	4,232	—	—	—	522	4,754	261	—

Goldman Sachs Large Cap Growth Insights Fund — Class R6	72,785	4,300	—	—	1,352	78,437	2,110	—

Goldman Sachs Large Cap Value Insights Fund — Class R6	73,560	1,890	(5,500)	93	9,009	79,052	2,833	390

Goldman Sachs MarketBeta Emerging Markets Equity ETF	21,974	—	(1,188)	281	5,026	26,093	370	—

Goldman Sachs MarketBeta International Equity ETF	34,407	2,433	(1,521)	312	2,461	38,092	507	545

Goldman Sachs MarketBeta U.S. Equity ETF	72,737	2,112	(1,085)	29	6,645	80,438	780	407

Goldman Sachs Small Cap Equity Insights Fund — Class R6	6,198	—	—	—	1,553	7,751	213	—

Total	$415,387	$77,233	$(75,382)	$1,360	$44,561	$463,159		$1,924

Growth Allocation Fund

Underlying Fund	Market Value as of December 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Market Value as of June 30, 2026	Shares as of June 30, 2026	Dividend Income

Goldman Sachs Access Investment Grade Corporate Bond ETF	$ 49,414	$ 42,097	$(5,609)	$(73)	$ (434)	$ 85,395	1,860	$1,244

Goldman Sachs Access U.S. Aggregate Bond ETF	45,679	6,344	(25,376)	(68)	(300)	26,279	638	653

84

GOLDMAN SACHS FUND OF FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Growth Allocation Fund (continued)

Underlying Fund	Market Value as of December 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Market Value as of June 30, 2026	Shares as of June 30, 2026	Dividend Income

Goldman Sachs ActiveBeta Emerging Markets Equity ETF	$ 8,210	$ 5,837	$ —	$ —	$ 3,163	$ 17,210	331	$ —

Goldman Sachs ActiveBeta International Equity ETF	25,947	—	(3,274)	144	1,403	24,220	530	388

Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	43,552	2,564	—	—	3,286	49,402	348	239

Goldman Sachs Central Government Fund — Institutional Shares	—	97,151	(58,804)	—	—	38,347	38,347	268

Goldman Sachs Emerging Markets Debt Fund — Class R6	38,486	3,448	—	—	279	42,213	4,043	1,149

Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	51,542	8,800	(8,500)	685	15,089	67,616	4,699	—

Goldman Sachs Energy Infrastructure Fund — Class R6	323	—	(347)	77	(53)	—	—	—

Goldman Sachs Financial Square Government Fund — Institutional Shares	18,508	140,090	(158,598)	—	—	—	—	293

Goldman Sachs Global Infrastructure Fund — Class R6	8,705	8,918	(1,500)	172	1,398	17,693	1,252	218

Goldman Sachs High Yield Floating Rate Fund — Class R6	11,258	150	(10,000)	(462)	234	1,180	141	150

Goldman Sachs High Yield Fund — Class R6	10,559	2,056	(6,000)	(58)	(75)	6,482	1,151	256

Goldman Sachs International Equity Insights Fund — Class R6	112,326	16,700	(25,540)	816	13,635	117,937	5,753	—

Goldman Sachs International Small Cap Insights Fund — Class R6	11,127	6,900	(2,001)	54	1,786	17,866	980	—

Goldman Sachs Large Cap Growth Insights Fund — Class R6	137,684	23,400	(13,000)	(264)	3,446	151,266	4,070	—

Goldman Sachs Large Cap Value Insights Fund — Class R6	136,419	13,755	(19,530)	(423)	17,787	148,008	5,305	755

Goldman Sachs Managed Futures Strategy Fund — Class R6	9,895	—	—	—	548	10,443	1,054	—

Goldman Sachs MarketBeta Emerging Markets Equity ETF	35,204	3,477	(1,426)	(143)	9,139	46,251	656	—

Goldman Sachs MarketBeta International Equity ETF	91,991	—	(6,395)	2,117	5,410	93,123	1,239	1,409

Goldman Sachs MarketBeta U.S. Equity ETF	183,913	8,903	(9,166)	497	16,997	201,144	1,951	1,047

85

GOLDMAN SACHS FUND OF FUNDS

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Growth Allocation Fund (continued)

Underlying Fund	Market Value as of December 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Market Value as of June 30, 2026	Shares as of June 30, 2026	Dividend Income

Goldman Sachs Small Cap Equity Insights Fund — Class R6	$ 16,739	$ 7,800	$ —	$ —	$ 5,452	$ 29,991	823	$ —

Total	$1,047,481	$398,390	$(355,066)	$3,071	$98,190	$1,192,066		$8,069

Moderate Allocation Fund

Underlying Fund	Market Value as of December 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Market Value as of June 30, 2026	Shares as of June 30, 2026	Dividend Income

Goldman Sachs Access Investment Grade Corporate Bond ETF	$ 41,201	$ 78,409	$ (1,860)	$ (40)	$ (771)	$ 116,939	2,547	$1,792

Goldman Sachs ActiveBeta Emerging Markets Equity ETF	5,450	1,989	—	—	1,724	9,163	176	—

Goldman Sachs ActiveBeta International Equity ETF	14,683	2,356	—	—	1,081	18,120	397	290

Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	29,535	—	—	—	2,124	31,659	223	153

Goldman Sachs Central Government Fund — Institutional Shares	—	65,133	(36,829)	—	—	28,304	28,305	214

Goldman Sachs Emerging Markets Debt Fund — Class R6	28,890	684	(5,500)	328	(146)	24,256	2,323	684

Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	34,968	—	(8,000)	2,557	6,958	36,483	2,535	—

Goldman Sachs Energy Infrastructure Fund — Class R6	374	—	(402)	89	(61)	—	—	—

Goldman Sachs Financial Square Government Fund — Institutional Shares	17,731	94,849	(112,580)	—	—	—	—	247

Goldman Sachs Global Core Fixed Income Fund — Class R6	243,734	19,202	(59,800)	(4,719)	3,011	201,428	17,669	3,703

Goldman Sachs Global Infrastructure Fund — Class R6	10,067	6,624	—	—	1,467	18,158	1,285	224

Goldman Sachs High Yield Floating Rate Fund — Class R6	10,024	138	(8,700)	(498)	294	1,258	150	138

Goldman Sachs High Yield Fund — Class R6	11,576	240	(6,000)	(55)	(65)	5,696	1,012	241

Goldman Sachs Inflation Protected Securities Fund — Class R6	30,002	3,511	—	—	(585)	32,928	3,492	911

Goldman Sachs International Equity Insights Fund — Class R6	84,896	—	(10,500)	2,003	8,484	84,883	4,141	—

86

GOLDMAN SACHS FUND OF FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Moderate Allocation Fund (continued)

Underlying Fund	Market Value as of December 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Market Value as of June 30, 2026	Shares as of June 30, 2026	Dividend Income

Goldman Sachs International Small Cap Insights Fund — Class R6	$ 7,700	$ 3,000	$ —	$ —	$ 1,183	$ 11,883	652	$ —

Goldman Sachs Large Cap Growth Insights Fund — Class R6	100,750	15,100	(9,000)	(349)	2,833	109,334	2,941	—

Goldman Sachs Large Cap Value Insights Fund — Class R6	100,296	2,547	(4,999)	(167)	12,764	110,441	3,958	547

Goldman Sachs Managed Futures Strategy Fund — Class R6	9,576	—	—	—	530	10,106	1,020	—

Goldman Sachs MarketBeta Emerging Markets Equity ETF	26,901	2,183	(4,293)	696	5,782	31,269	443	—

Goldman Sachs MarketBeta International Equity ETF	72,322	—	(9,913)	2,840	2,772	68,021	905	1,030

Goldman Sachs MarketBeta U.S. Equity ETF	118,468	3,885	—	—	11,190	133,543	1,295	679

Goldman Sachs Small Cap Equity Insights Fund — Class R6	11,254	6,600	(1,499)	147	3,898	20,400	560	—

Total	$1,010,398	$306,450	$(279,875)	$2,832	$64,467	$1,104,272		$10,853

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2026, were as follows:

Fund	Purchases	Sales

Conservative Allocation Fund	$ 79,244,329	$ 84,771,510

Dynamic Global Equity Fund	12,031,036	19,096,385

Growth Allocation Fund	162,351,363	154,256,538

Moderate Allocation Fund	147,562,854	148,461,626

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, December 31, 2025, the Funds’ certain timing differences on a tax basis were as follows:

	Conservative Allocation	Dynamic Global Equity	Growth Allocation	Moderate Allocation

Timing differences (Qualified Late Year Loss Deferral, Dividends Payable as of Current FYE and Straddles)	$(334,144)	$(322,803)	$(601,037)	$(533,398)

87

GOLDMAN SACHS FUND OF FUNDS

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

7. TAX INFORMATION (continued)

As of June 30, 2026, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Conservative Allocation	Dynamic Global Equity	Growth Allocation	Moderate Allocation

Tax Cost	$549,229,541	$332,800,963	$883,887,780	$889,798,532

Gross unrealized gain	80,122,401	140,695,558	322,346,457	225,074,532

Gross unrealized loss	(12,147,336)	(6,252,458)	(11,638,994)	(12,954,159)

Net unrealized gain	$67,975,065	$134,443,100	$310,707,463	$212,120,373

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on regulated options contracts, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of swap transactions.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Asset Allocation Risk — The Funds’ allocations to the various asset classes may cause the Funds to underperform other funds with a similar investment objective.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively, referred to in this paragraph as (“derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the Fund assets (if any) being hedged.

Expenses Risk — By investing in the Underlying Funds indirectly through the Fund, the investor will incur not only a proportionate share of the expenses of the Underlying Funds held by the Fund (including operating costs and investment management fees), but also the expenses of the Fund.

Investments in the Underlying Funds Risk — The investments of a Fund may be concentrated in one or more Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Act or exemptive relief or regulations thereunder. The Funds’ investment performance is directly related to the investment performance of the Underlying Funds it holds. The Funds are subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. If a Fund has a relative concentration of its portfolio in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments. A strategy used by the Underlying Funds may fail to produce the intended results.

88

GOLDMAN SACHS FUND OF FUNDS

8. OTHER RISKS (continued)

Large Shareholder Transactions Risk— A Fund or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund or an Underlying Fund to sell fund securities at times when it would not otherwise do so, which may negatively impact a Fund’s or an Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s or the Underlying Fund’s expense ratio. Similarly, large Fund or Underlying Fund share purchases may adversely affect a Fund’s or an Underlying Fund’s performance to the extent that the Fund or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, a Fund and an Underlying Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of securities in which a Fund and/or an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and/or an Underlying Fund and their investments. Additionally, a Fund and/or an Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund and the Underlying Fund have unsettled or open transactions defaults.

Temporary Investments Risk — Although the Funds normally seek to remain substantially invested in the Underlying Funds, the Funds may invest a portion of their assets in high-quality, short-term debt obligations to maintain liquidity, to meet shareholder redemptions and for other short-term cash needs. For temporary defensive purposes during abnormal market or economic conditions, the Funds may invest without limitation in short-term obligations. When the Funds’ assets are invested in such investments, the Funds may not be achieving their investment objective.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

89

GOLDMAN SACHS FUND OF FUNDS

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Conservative Allocation Fund

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Fiscal Year Ended December 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	211,218	$2,732,719	317,900	$3,961,847

Reinvestment of distributions	60,202	767,586	353,571	4,445,168

Shares redeemed	(441,494)	(5,703,003)	(1,167,521)	(14,486,525)

	(170,074)	(2,202,698)	(496,050)	(6,079,510)

Class C Shares

Shares sold	3,532	45,604	29,209	370,512

Reinvestment of distributions	1,150	14,686	9,999	126,217

Shares redeemed	(27,982)	(363,002)	(47,315)	(589,899)

	(23,300)	(302,712)	(8,107)	(93,170)

Institutional Shares

Shares sold	4,053,023	51,946,181	8,981,762	112,355,314

Reinvestment of distributions	428,501	5,456,944	2,052,373	25,810,561

Shares redeemed	(4,069,470)	(52,692,577)	(8,904,264)	(111,260,607)

	412,054	4,710,548	2,129,871	26,905,268

Service Shares

Shares sold	425	5,571	524	6,901

Reinvestment of distributions	—	—	59	757

Shares redeemed	(1,716)	(21,953)	(6)	(69)

	(1,291)	(16,382)	577	7,589

Investor Shares

Shares sold	49,615	634,850	47,836	606,207

Reinvestment of distributions	2,269	28,775	11,638	145,443

Shares redeemed	(39,274)	(501,996)	(101,392)	(1,242,684)

	12,610	161,629	(41,918)	(491,034)

Class R6 Shares

Shares sold	15,401	199,530	80,344	1,039,987

Reinvestment of distributions	2,425	30,925	11,814	148,950

Shares redeemed	(28,461)	(368,081)	(39,425)	(488,063)

	(10,635)	(137,626)	52,733	700,874

Class R Shares

Shares sold	15,566	199,285	112,713	1,424,626

Reinvestment of distributions	8,138	103,198	48,218	603,965

Shares redeemed	(6,826)	(87,958)	(46,974)	(591,679)

	16,878	214,525	113,957	1,436,912

Class P Shares

Shares sold	195,804	2,543,334	694,545	8,553,952

Reinvestment of distributions	52,397	667,910	264,151	3,323,767

Shares redeemed	(266,133)	(3,417,584)	(660,825)	(8,198,135)

	(17,932)	(206,340)	297,871	3,679,584

NET INCREASE	218,310	$2,220,944	2,048,934	$26,066,513

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GOLDMAN SACHS FUND OF FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Dynamic Global Equity Fund

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Fiscal Year Ended December 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	107,805	$2,568,582	340,780	$7,736,489

Reinvestment of distributions	—	—	943,385	21,694,957

Shares redeemed	(436,969)	(10,405,224)	(1,142,153)	(26,124,580)

	(329,164)	(7,836,642)	142,012	3,306,866

Class C Shares

Shares sold	30,616	694,944	50,269	1,124,724

Reinvestment of distributions	—	—	43,352	947,271

Shares redeemed	(60,791)	(1,372,064)	(53,119)	(1,150,112)

	(30,175)	(677,120)	40,502	921,883

Institutional Shares

Shares sold	77,939	1,906,149	79,352	1,870,510

Reinvestment of distributions	—	—	110,039	2,589,990

Shares redeemed	(71,915)	(1,750,697)	(87,046)	(2,008,608)

	6,024	155,452	102,345	2,451,892

Service Shares

Shares sold	36	813	40	956

Reinvestment of distributions	—	—	969	22,253

Shares redeemed	(17)	(381)	(3,894)	(83,922)

	19	432	(2,885)	(60,713)

Investor Shares

Shares sold	91,662	2,112,598	155,931	3,309,100

Reinvestment of distributions	—	—	51,754	1,166,046

Shares redeemed	(66,814)	(1,577,616)	(95,873)	(2,155,511)

	24,848	534,982	111,812	2,319,635

Class R6 Shares

Shares sold	10,624	260,087	29,117	682,243

Reinvestment of distributions	—	—	7,921	187,149

Shares redeemed	(10,740)	(260,992)	(142,133)	(3,151,916)

	(116)	(905)	(105,095)	(2,282,524)

Class R Shares

Shares sold	43,421	999,405	30,954	699,865

Reinvestment of distributions	—	—	35,940	812,623

Shares redeemed	(21,487)	(520,385)	(89,705)	(2,124,300)

	21,934	479,020	(22,811)	(611,812)

Class P Shares

Shares sold	347,291	8,457,630	877,109	20,237,943

Reinvestment of distributions	—	—	1,207,674	28,461,946

Shares redeemed	(232,966)	(5,673,021)	(570,383)	(13,408,571)

	114,325	2,784,609	1,514,400	35,291,318

NET INCREASE (DECREASE)	(192,305)	$(4,560,172)	1,780,280	$41,336,545

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GOLDMAN SACHS FUND OF FUNDS

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Growth Allocation Fund

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Fiscal Year Ended December 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	225,386	$4,739,914	721,680	$14,421,226

Reinvestment of distributions	—	—	1,745,220	35,930,768

Shares redeemed	(1,144,558)	(24,139,720)	(2,398,191)	(48,312,866)

	(919,172)	(19,399,806)	68,709	2,039,128

Class C Shares

Shares sold	25,282	546,910	62,070	1,295,780

Reinvestment of distributions	—	—	56,448	1,195,104

Shares redeemed	(91,482)	(1,990,978)	(187,069)	(3,872,026)

	(66,200)	(1,444,068)	(68,551)	(1,381,142)

Institutional Shares

Shares sold	3,909,812	82,064,055	4,001,612	82,781,363

Reinvestment of distributions	—	—	1,595,508	32,897,107

Shares redeemed	(1,719,753)	(36,747,735)	(4,367,827)	(87,872,808)

	2,190,059	45,316,320	1,229,293	27,805,662

Service Shares

Shares sold	3,066	63,927	6,326	125,274

Reinvestment of distributions	—	—	3,159	64,796

Shares redeemed	(14,107)	(294,286)	(15,122)	(300,631)

	(11,041)	(230,359)	(5,637)	(110,561)

Investor Shares

Shares sold	69,322	1,460,840	241,518	4,611,657

Reinvestment of distributions	—	—	56,564	1,143,978

Shares redeemed	(70,770)	(1,488,779)	(308,108)	(6,139,562)

	(1,448)	(27,939)	(10,026)	(383,927)

Class R6 Shares

Shares sold	156,426	3,239,287	301,265	6,178,910

Reinvestment of distributions	—	—	54,440	1,122,712

Shares redeemed	(100,316)	(2,128,322)	(313,626)	(6,505,561)

	56,110	1,110,965	42,079	796,061

Class R Shares

Shares sold	22,686	457,622	47,293	909,717

Reinvestment of distributions	—	—	46,798	922,815

Shares redeemed	(40,565)	(825,620)	(45,600)	(861,868)

	(17,879)	(367,998)	48,491	970,664

Class P Shares

Shares sold	690,068	14,464,367	1,868,318	38,315,424

Reinvestment of distributions	—	—	2,031,661	41,917,017

Shares redeemed	(659,674)	(13,759,342)	(1,178,716)	(23,561,530)

	30,394	705,025	2,721,263	56,670,911

NET INCREASE	1,260,823	$25,662,140	4,025,621	$86,406,796

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11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Moderate Allocation Fund

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Fiscal Year Ended December 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	228,766	$3,865,036	500,375	$8,111,734

Reinvestment of distributions	118,475	1,947,945	1,172,820	19,243,759

Shares redeemed	(952,607)	(16,104,569)	(2,079,513)	(33,585,910)

	(605,366)	(10,291,588)	(406,318)	(6,230,417)

Class C Shares

Shares sold	34,404	569,791	44,831	704,568

Reinvestment of distributions	1,515	23,868	25,094	397,428

Shares redeemed	(59,711)	(975,855)	(86,893)	(1,336,297)

	(23,792)	(382,196)	(16,968)	(234,301)

Institutional Shares

Shares sold	4,299,188	72,544,945	7,945,147	130,292,577

Reinvestment of distributions	307,123	5,079,791	2,349,046	38,713,793

Shares redeemed	(3,427,487)	(58,116,423)	(7,219,101)	(117,017,367)

	1,178,824	19,508,313	3,075,092	51,989,003

Service Shares

Shares sold	2,867	48,878	14,679	232,632

Reinvestment of distributions	160	2,625	1,518	24,843

Shares redeemed	(4,377)	(73,675)	(19,584)	(310,151)

	(1,350)	(22,172)	(3,387)	(52,676)

Investor Shares

Shares sold	77,683	1,316,659	503,246	7,840,431

Reinvestment of distributions	6,034	98,746	61,655	1,004,811

Shares redeemed	(168,244)	(2,806,412)	(391,599)	(6,294,794)

	(84,527)	(1,391,007)	173,302	2,550,448

Class R6 Shares

Shares sold	122,947	2,064,764	250,784	4,327,828

Reinvestment of distributions	4,028	66,927	26,162	432,335

Shares redeemed	(51,040)	(865,740)	(81,649)	(1,331,882)

	75,935	1,265,951	195,297	3,428,281

Class R Shares

Shares sold	15,058	254,775	23,681	376,162

Reinvestment of distributions	2,089	33,927	22,438	364,174

Shares redeemed	(19,423)	(327,614)	(38,146)	(622,979)

	(2,276)	(38,912)	7,973	117,357

Class P Shares

Shares sold	1,010,358	17,124,283	1,223,257	19,861,943

Reinvestment of distributions	189,351	3,129,034	1,519,015	25,020,769

Shares redeemed	(1,018,871)	(17,314,512)	(1,188,277)	(19,102,753)

	180,838	2,938,805	1,553,995	25,779,959

NET INCREASE	718,286	$11,587,194	4,578,986	$77,347,654

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Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Conservative Allocation Fund (formerly, “Balanced Strategy Portfolio”), Goldman Sachs Dynamic Global Equity Fund, Goldman Sachs Moderate Allocation Fund (formerly, “Growth and Income Strategy Portfolio”), and Goldman Sachs Growth Allocation Fund (formerly, “Growth Strategy Portfolio”), (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2027 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 15-17, 2026 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held five meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)

the nature and quality of the advisory, administrative, and other services provided to the Fund and the underlying funds in which it invests (the “Underlying Funds”) by the Investment Adviser and its affiliates, including information about:

(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund and the Underlying Funds, including comparisons to the performance of similar registered funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Underlying Funds invest;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations with respect to the Fund and some or all of Underlying Funds;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee arrangement, together with the management fee arrangements of the Underlying Funds, adequately addressed any economies of scale;

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund and the Underlying Funds, including the fees received by the Investment Adviser’s affiliates from the Fund and/or the Underlying Funds for transfer agency, securities lending, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund and the Underlying Funds as a result of their relationship with the Investment Adviser;
(l)

with respect to the applicable Underlying Funds, information regarding commissions paid by the Underlying Funds that are equity funds and broker oversight, an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;

(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund and/or the Underlying Funds by their unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds and the Underlying Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds, the Underlying Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds, the Underlying Funds, and the Investment Adviser and its affiliates.

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Investment Performance

The Trustees also considered the investment performance of the Funds and the Underlying Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2025, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2026. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Underlying Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. They further noted the efforts of certain Underlying Funds’ portfolio management team to continue to enhance the investment models used in managing those Underlying Funds.

The Trustees observed that the Conservative Allocation Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three-, five-, and ten-year periods and in the third quartile for the one-year period, and had outperformed the Fund’s benchmark index for the one- and five-year periods and underperformed for the three- and ten-year periods ended March 31, 2026. The Trustees considered that the Conservative Allocation Fund had experienced certain portfolio management changes in 2022 and 2025, and had been repositioned in 2025, which involved changes to the Fund’s investment strategy and changing the Conservative Allocation Fund’s name from the “Balanced Strategy Portfolio.” The Trustees observed that the Dynamic Global Equity Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, five-, and ten-year periods and had outperformed the Fund’s benchmark index for the one-year period and underperformed for the three-, five-, and ten-year periods ended March 31, 2026. The Trustees also considered that in February 2019, the Dynamic Global Equity Fund had been repositioned from the “Equity Growth Strategy Portfolio,” which involved changes to the Fund’s investment strategies, and had experienced certain portfolio management changes in early 2025. The Trustees noted that the Growth Allocation Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three- and five-year periods, and in the third quartile for the one- and ten-year periods, and had outperformed the Fund’s benchmark index for the one-, three-, and five-year periods and underperformed for the ten-year period ended March 31, 2026. The Trustees further noted that the Growth Allocation Fund had experienced certain portfolio management changes in 2025. The Trustees considered that the Growth Allocation Fund had been repositioned in 2025, which involved changes to the Fund’s investment strategy and changing the Growth Allocation Fund’s name from the “Growth Strategy Portfolio.” They observed that the Moderate Allocation Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three-, five- and ten-year periods and in the third quartile for the one-year period, and had outperformed the Fund’s benchmark index for the one-, three-, and five-year periods and underperformed for the ten-year period ended March 31, 2026. The Trustees observed that the Moderate Allocation Fund had experienced certain portfolio management changes in 2022 and 2025, and had been repositioned in 2025, which involved changes to the Fund’s investment strategy and changing the Moderate Allocation Fund’s name from the “Growth and Income Strategy Portfolio.”

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations with respect to the Funds and some or all of the Underlying Funds. The Trustees also noted that certain changes were being made to existing fee waiver arrangements of the Moderate Allocation Fund that would have the effect of decreasing expenses of Class A, Class C, Investor, and Class R Shares of the Fund, with such changes taking effect in connection with the Fund’s next annual registration statement update. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2025 and 2024, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds.

The Trustees noted that, although the Funds themselves do not have breakpoints in their management fee schedules, any benefits of the breakpoints in the management fee schedules of certain Underlying Funds, when reached, would pass through to the shareholders in the Funds at the specified asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; information comparing the fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the Funds and Underlying Funds that exceed specified levels. They also considered the services provided to the Funds under the Management Agreement and the fees and expenses borne by the Underlying Funds and considered the Investment Adviser’s finding that the management fees payable by the Funds were not duplicative of the management fees paid at the Underlying Fund level.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds and/or the Underlying Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of certain Underlying Funds; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of certain Underlying Funds; (d) trading efficiencies resulting from aggregation of orders of the Underlying Funds with those for other funds or accounts managed by the Investment Adviser; (e) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent for certain Underlying Funds, as well as fees earned by the Investment Adviser for managing the fund in which certain Underlying Funds’ securities lending cash collateral is invested; (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (h) Goldman Sachs’ retention of certain fees as Fund Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds and Underlying Funds; (j) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased

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Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

assets under management for those money market funds; (k) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (l) the possibility that the working relationship between the Investment Adviser and the Funds’ and Underlying Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds and/or the Underlying Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Underlying Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) with respect to the Underlying Funds, enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) with respect to certain Underlying Funds, the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds and the Underlying Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ and Underlying Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) with respect to certain Underlying Funds, the ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Underlying Funds in connection with the program; and (i) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2027.

98

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TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Brian J. Wildman GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser OFFICERS James A. McNamara, President and Principal Executive Officer Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2026 Goldman Sachs. All rights reserved. FFSAR-26

Goldman Sachs Funds Semi-Annual Financial Statements June 30, 2026 Alternative Funds II Goldman Sachs Absolute Return Tracker Fund Goldman Sachs Commodity Strategy Fund

Goldman Sachs Alternative Funds II

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 50.4%

Aerospace & Defense – 1.2%
1,742	AAR Corp.*	$248,984
538	AeroVironment, Inc.*	88,808
14,970	AerSale Corp.*	94,610
22,409	AIRO Group Holdings, Inc.*(a)	165,603
3,435	Archer Aviation, Inc. Class A*	16,248
3,506	Astronics Corp.*(a)	284,898
701	Astronics Corp. Class B*	53,276
4,205	ATI, Inc.*	828,805
2,054	Axon Enterprise, Inc.*	1,151,493
118	Beta Technologies, Inc. Class A*	1,977
27,193	Boeing Co.*	5,886,469
5,437	BWX Technologies, Inc.	1,058,312
10,040	Byrna Technologies, Inc.*	67,368
2,862	Cadre Holdings, Inc.	81,596
1,481	Carpenter Technology Corp.	913,540
1,491	Curtiss-Wright Corp.	1,129,820
2,420	Ducommun, Inc.*	448,208
1,100	Eve Holding, Inc.*	2,761
4,510	Firefly Aerospace, Inc.*	132,594
3,650	FTAI Aviation Ltd.	987,434
11,019	General Dynamics Corp.	3,903,371
43,977	General Electric Co.	16,435,524
1,457	HEICO Corp.	518,969
2,755	HEICO Corp. Class A	710,542
2,992	Hexcel Corp.	299,380
14,686	Honeywell Aerospace, Inc.*	3,246,781
21,447	Howmet Aerospace, Inc.	5,766,240
3,183	Huntington Ingalls Industries, Inc.	890,890
4,294	Innovative Solutions & Support, Inc.*	77,292
36	Intuitive Machines, Inc.*	770
1,711	Karman Holdings, Inc.*	85,413
4,104	Kratos Defense & Security Solutions, Inc.*	204,625
9,970	L3Harris Technologies, Inc.	2,897,182
1,150	Leonardo DRS, Inc.	49,071
508	Loar Holdings, Inc.*	40,950
8,823	Lockheed Martin Corp.	4,494,966
1,291	Mercury Systems, Inc.*	157,928
1,623	Moog, Inc. Class A	687,892
2,165	National Presto Industries, Inc.	270,603
5,363	Northrop Grumman Corp.	2,731,430
12,402	Park Aerospace Corp.	473,260
585	Red Cat Holdings, Inc.*	6,230
599	Redwire Corp.*	7,326
13,191	Rocket Lab Corp.*	1,340,865
61,077	RTX Corp.	11,588,139
21,872	Satellogic, Inc. Class A*	125,108
1,809	StandardAero, Inc.*	54,107
5,797	Textron, Inc.	531,759

Shares	Description	Value

Common Stocks – (continued)

Aerospace & Defense – (continued)
1,916	TransDigm Group, Inc.	$2,552,189
1,313	V2X, Inc.*	97,897
16,184	Vertical Aerospace Ltd.*(a)	28,160
26,232	Virgin Galactic Holdings, Inc.*(a)	75,810
6,019	Voyager Technologies, Inc. Class A*	194,113
757	VSE Corp.	172,974
4,059	Woodward, Inc.	1,726,861
63	York Space Systems, Inc.*	1,551

		76,088,972

Air Freight & Logistics – 0.1%
3	Arrive AI, Inc.*	1
6,067	CH Robinson Worldwide, Inc.	1,142,659
5,635	Expeditors International of Washington, Inc.	918,392
8,328	FedEx Corp.	2,607,747
46	Forward Air Corp.*	622
4,429	GXO Logistics, Inc.*	224,550
1,621	Hub Group, Inc. Class A	70,984
30,244	Radiant Logistics, Inc.*	286,108
33,656	United Parcel Service, Inc. Class B	3,618,020

		8,869,083

Automobile Components – 0.1%
7,940	Adient PLC*	145,937
6,952	Aptiv PLC*	426,714
3,698	Autoliv, Inc.	429,597
11,300	BorgWarner, Inc.	750,320
2,651	Cooper-Standard Holdings, Inc.*	71,709
7,535	Dana, Inc.	205,027
1,202	Dorman Products, Inc.*	164,013
60	Fox Factory Holding Corp.*	1,017
14,819	Garrett Motion, Inc.	536,892
8,016	Gentex Corp.	202,564
1,618	Gentherm, Inc.*	55,190
3,790	Goodyear Tire & Rubber Co.*	25,014
17,569	Holley, Inc.*	44,801
2,541	LCI Industries	269,041
2,898	Lear Corp.	388,506
5,692	Motorcar Parts of America, Inc.*	87,201
2,669	Patrick Industries, Inc.	239,623
3,726	Phinia, Inc.	306,911
11,427	Solid Power, Inc.*	29,596
6,972	Standard Motor Products, Inc.	271,699
9,208	Stoneridge, Inc.*	67,403
1,335	Strattec Security Corp.*	108,736
2,317	Versigent PLC*	97,337
1,019	Visteon Corp.	101,095

The accompanying notes are an integral part of these consolidated financial statements.	1

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Automobile Components – (continued)
6,877	XPEL, Inc.*	$341,099

		5,367,042

Automobiles – 1.0%
145,814	Ford Motor Co.	2,026,815
47,185	General Motors Co.	3,637,020
5,629	Harley-Davidson, Inc.	137,685
65	Livewire Group, Inc.*	73
6,230	Rivian Automotive, Inc. Class A*	108,090
135,231	Tesla, Inc.*	56,878,159
2,339	Thor Industries, Inc.	175,799
2,554	Winnebago Industries, Inc.	79,787

		63,043,428

Banks – 2.4%
2,961	1st Source Corp.	241,558
6,374	ACNB Corp.	378,488
4,488	Amalgamated Financial Corp.	205,999
3,033	Amerant Bancorp, Inc.	77,402
3,765	Ameris Bancorp	339,829
8,609	Arrow Financial Corp.	352,883
7,452	Associated Banc-Corp.	229,298
3,802	Atlantic Union Bankshares Corp.	160,863
16,057	Avidbank Holdings, Inc.*	530,363
17,449	Avidia Bancorp, Inc.	366,255
4,035	Axos Financial, Inc.*	392,969
9,490	Banc of California, Inc.	193,881
1,155	BancFirst Corp.	128,355
1,087	Bancorp, Inc.*	68,090
2,501	Bank First Corp.	371,023
287,753	Bank of America Corp.	16,396,166
2,524	Bank of Hawaii Corp.	205,681
13,391	Bank of Marin Bancorp	370,931
8,803	Bank of NT Butterfield & Son Ltd.	523,778
4,222	Bank OZK	219,924
7,507	Bank7 Corp.	367,468
4,800	BankUnited, Inc.	232,560
7,921	Bankwell Financial Group, Inc.	465,359
2,123	Banner Corp.	141,052
6,232	Bar Harbor Bankshares	235,320
9,319	BayCom Corp.	306,595
35,741	BCB Bancorp, Inc.	383,144
5,348	Beacon Financial Corp.	162,847
75,984	Blue Ridge Bankshares, Inc.	268,224
1,774	BOK Financial Corp.	246,373
13,740	Bridgewater Bancshares, Inc.*	289,090
6,584	Burke & Herbert Financial Services Corp.	473,126
6,824	Business First Bancshares, Inc.	209,702
5,519	Byline Bancorp, Inc.	207,846

Shares	Description	Value

Common Stocks – (continued)

Banks – (continued)
2,216	C&F Financial Corp.	$177,280
13,851	California BanCorp	288,655
3,803	Camden National Corp.	206,199
8,622	Capital Bancorp, Inc.	302,805
5,805	Capital City Bank Group, Inc.	286,883
30,510	Capitol Federal Financial, Inc.	259,640
13,232	Carter Bankshares, Inc.	450,020
3,351	Cathay General Bancorp	207,728
7,289	Central Pacific Financial Corp.	278,440
5,050	Chemung Financial Corp.	376,629
7,034	ChoiceOne Financial Services, Inc.	239,156
67,967	Citigroup, Inc.	9,512,661
14,609	Citizens & Northern Corp.	340,536
16,820	Citizens Financial Group, Inc.	1,178,577
2,618	Citizens Financial Services, Inc.	189,648
2,459	City Holding Co.	326,162
8,358	Civista Bancshares, Inc.	235,863
7,063	CNB Financial Corp.	238,094
537	Coastal Financial Corp.*	41,623
9,882	CoastalSouth Bancshares, Inc.	265,332
13,779	Colony Bankcorp, Inc.	276,820
9,769	Columbia Banking System, Inc.	313,096
7,932	Columbia Financial, Inc.*	168,317
5,038	Commerce Bancshares, Inc.	290,944
11,114	Commercial Bancgroup, Inc.	358,871
2,528	Community Financial System, Inc.	169,679
3,716	Community Trust Bancorp, Inc.	268,890
13,298	Community West Bancshares	357,184
4,240	ConnectOne Bancorp, Inc.	141,786
2,384	Cullen/Frost Bankers, Inc.	368,376
2,237	Customers Bancorp, Inc.*	176,947
18,975	CVB Financial Corp.	427,886
3,577	Dime Commercial Bancshares, Inc.	145,405
2,474	Eagle Bancorp, Inc.	70,237
1	Eagle Financial Services, Inc.	41
5,895	East West Bancorp, Inc.	760,986
8,360	Eastern Bankshares, Inc.	185,926
2,663	Enterprise Financial Services Corp.	175,438
5,575	Equity Bancshares, Inc. Class A	273,119
3,793	Esquire Financial Holdings, Inc.	451,784
4,607	Farmers & Merchants Bancorp, Inc.	140,882
18,090	Farmers National Banc Corp.	264,114
34,328	FB Bancorp, Inc.*	516,980
2,225	FB Financial Corp.	123,154

2	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Banks – (continued)
4,056	Fidelity D&D Bancorp, Inc.	$208,560
36,313	Fifth Third Bancorp	2,046,964
6,528	Financial Institutions, Inc.	254,396
9,661	Finwise Bancorp*	140,085
13,041	First BanCorp	339,979
11,080	First Bancorp, Inc.	385,806
4,740	First Bancorp/Southern Pines NC	303,028
17,119	First Bank	303,520
5,693	First Busey Corp.	167,943
4,724	First Business Financial Services, Inc.	298,415
295	First Citizens BancShares, Inc. Class A	613,833
11,110	First Commonwealth Financial Corp.	225,866
5,782	First Community Bankshares, Inc.	256,836
10	First Community Corp.	327
5,526	First Financial Bancorp	186,945
5,814	First Financial Bankshares, Inc.	201,164
3,942	First Financial Corp.	305,268
5,701	First Hawaiian, Inc.	167,039
20,388	First Horizon Corp.	522,748
5,058	First Internet Bancorp	140,612
4,781	First Interstate BancSystem, Inc. Class A	184,355
3,404	First Merchants Corp.	148,721
4,666	First Mid Bancshares, Inc.	224,388
12,665	First National Corp.	380,203
6,093	First United Corp.	268,762
11,057	First Western Financial, Inc.*	355,040
6,861	Firstsun Capital Bancorp*	266,070
8,492	Five Star Bancorp	413,475
4,527	Flagstar Bank NA	67,633
17,212	FNB Corp.	328,405
6,745	FS Bancorp, Inc.	292,733
16,200	Fulton Financial Corp.	391,878
20,605	FVCBankcorp, Inc.	360,587
4,604	GBank Financial Holdings, Inc.*	139,547
5,573	German American Bancorp, Inc.	264,495
2,406	Glacier Bancorp, Inc.	124,101
3,014	Great Southern Bancorp, Inc.	236,328
7,145	Greene County Bancorp, Inc.	240,001
4,495	Hancock Whitney Corp.	335,866
4,865	Hanmi Financial Corp.	157,626
1	Hanover Bancorp, Inc.	23
3,939	Hawthorn Bancshares, Inc.	154,803
8,624	HBT Financial, Inc.	275,882
6,288	Heritage Financial Corp.	186,251
6,249	Hilltop Holdings, Inc.	242,336

Shares	Description	Value

Common Stocks – (continued)

Banks – (continued)
266	Hingham Institution For Savings	$81,702
4,225	Home Bancorp, Inc.	289,497
6,355	Home BancShares, Inc.	181,435
6,298	HomeTrust Bancshares, Inc.	314,207
11,275	Hope Bancorp, Inc.	154,242
16,736	Horizon Bancorp, Inc.	334,385
74,416	Huntington Bancshares, Inc.	1,319,396
9,931	Independent Bank Corp.	475,192
3,203	International Bancshares Corp.	243,268
13,494	Investar Holding Corp.	404,280
11,096	John Marshall Bancorp, Inc.	241,893
115,929	JPMorgan Chase & Co.	37,947,040
24,278	Kearny Financial Corp.	229,670
39,103	KeyCorp	901,324
3,680	Lakeland Financial Corp.	227,130
6,805	LCNB Corp.	119,700
1,882	Live Oak Bancshares, Inc.	76,861
2,538	M&T Bank Corp.	604,069
2	MainStreet Bancshares, Inc.	49
12,864	Mechanics Bancorp Class A	204,538
4,254	Mercantile Bank Corp.	244,265
9	Meridian Corp.	180
8,598	Metrocity Bankshares, Inc.	308,582
2,253	Metropolitan Bank Holding Corp.	222,506
6,174	Mid Penn Bancorp, Inc.	215,102
11,233	Midland States Bancorp, Inc.	349,796
13,700	MVB Financial Corp.	397,437
3,384	National Bank Holdings Corp. Class A	150,351
10,451	NB Bancorp, Inc.	220,830
3,209	NBT Bancorp, Inc.	158,428
1,421	Nicolet Bankshares, Inc.	235,019
1,224	Northeast Bank	162,217
10,815	Northeast Community Bancorp, Inc.	300,008
17,045	Northfield Bancorp, Inc.	251,073
8,633	Northpointe Bancshares, Inc.	165,581
7,698	Northrim BanCorp, Inc.	213,543
13,442	Northwest Bancshares, Inc.	203,781
11,238	Norwood Financial Corp.	361,302
19,081	NU Holdings Ltd. Class A*	254,922
9,847	Oak Valley Bancorp	332,287
16,000	OceanFirst Financial Corp.	312,480
3,732	OFG Bancorp	183,129
10,542	Old National Bancorp	273,038
9,280	Old Second Bancorp, Inc.	216,410
6	OP Bancorp	90
5,780	Orange County Bancorp, Inc.	212,588
4,300	Origin Bancorp, Inc.	219,945
6,382	Orrstown Financial Services, Inc.	260,577
1,127	Park National Corp.	206,230

The accompanying notes are an integral part of these consolidated financial statements.	3

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Banks – (continued)
15,055	Parke Bancorp, Inc.	$499,224
2,698	Pathward Financial, Inc.	234,888
76,168	Patriot National Bancorp, Inc.*	72,931
12,615	PCB Bancorp	357,888
3,512	Peapack-Gladstone Financial Corp.	166,223
6,049	Peoples Bancorp, Inc.	232,342
3,955	Peoples Financial Services Corp.	262,493
2,469	Pinnacle Financial Partners, Inc.	249,073
19,495	Pioneer Bancorp, Inc.*	332,780
5,816	Plumas Bancorp	339,887
15,355	PNC Financial Services Group, Inc.	3,780,708
18,969	Ponce Financial Group, Inc.*	378,242
4,207	Popular, Inc.	690,705
2,072	Preferred Bank	220,171
17,837	Primis Financial Corp.	291,992
3	Princeton Bancorp, Inc.	114
2,538	Prosperity Bancshares, Inc.	185,350
10,564	Provident Financial Services, Inc.	249,733
2,402	QCR Holdings, Inc.	233,835
10,171	RBB Bancorp	278,838
4,223	Red River Bancshares, Inc.	385,475
37,852	Regions Financial Corp.	1,143,130
2,451	Renasant Corp.	104,266
2,868	Republic Bancorp, Inc. Class A	259,353
4	Richmond Mutual BanCorp, Inc.	64
4,114	S&T Bancorp, Inc.	201,915
4,978	Seacoast Banking Corp. of Florida	165,518
1,509	ServisFirst Bancshares, Inc.	130,906
12,758	Shore Bancshares, Inc.	292,796
7,036	Sierra Bancorp	286,787
9,563	Simmons First National Corp. Class A	216,602
6,185	SmartFinancial, Inc.	290,200
6,217	South Plains Financial, Inc.	267,859
5,314	Southern First Bancshares, Inc.*	324,685
3,505	Southern Missouri Bancorp, Inc.	267,116
7,602	Southside Bancshares, Inc.	267,514
3,039	Southstate Bank Corp.	303,596
6,303	Stellar Bancorp, Inc.	247,834
23,246	Sterling Bancorp, Inc.*(b)	—
2,468	Stock Yards Bancorp, Inc.	188,728
2,488	Texas Capital Bancshares, Inc.	256,911
15,419	TFS Financial Corp.	273,225

Shares	Description	Value

Common Stocks – (continued)

Banks – (continued)
4,567	Third Coast Bancshares, Inc.*	$184,507
7,788	Timberland Bancorp, Inc.	348,980
2,359	Tompkins Financial Corp.	222,973
4,747	Towne Bank	172,031
4,690	TriCo Bancshares	252,556
309	Triumph Financial, Inc.*	23,580
48,302	Truist Financial Corp.	2,406,406
7,131	TrustCo Bank Corp.	391,563
4,963	Trustmark Corp.	228,348
59,400	U.S. Bancorp	3,587,760
2,756	UMB Financial Corp.	393,447
19	Union Bankshares, Inc.	461
8,027	United Bankshares, Inc.	367,877
5,260	United Community Banks, Inc.	184,573
4,651	Unity Bancorp, Inc.	272,967
5,025	Univest Financial Corp.	219,844
12,514	USCB Financial Holdings, Inc.	256,036
28,578	Valley National Bancorp	418,668
4,858	WaFd, Inc.	186,401
5,450	Washington Trust Bancorp, Inc.	198,816
6,925	Webster Financial Corp.	529,208
140,262	Wells Fargo & Co.	11,591,252
3,658	WesBanco, Inc.	142,772
10,912	West BanCorp, Inc.	289,495
4,833	Westamerica BanCorp	283,552
3,316	Western Alliance Bancorp	272,575
22,801	Western New England Bancorp, Inc.	326,054
3,103	Wintrust Financial Corp.	498,714
3,803	WSFS Financial Corp.	291,804
6,545	Zions Bancorp NA	452,849

		151,589,619

Beverages – 0.5%
1,194	Boston Beer Co., Inc. Class A*	211,374
7,883	Brown-Forman Corp. Class B	210,082
3,019	Brown-Forman Corp. Class A	82,600
10,254	Celsius Holdings, Inc.*	300,237
156,297	Coca-Cola Co.	12,702,257
3,353	Coca-Cola Consolidated, Inc.	640,155
9,010	Constellation Brands, Inc. Class A	1,253,201
41,448	Keurig Dr. Pepper, Inc.	1,356,593
3,899	MGP Ingredients, Inc.	68,310
5,586	Molson Coors Beverage Co. Class B	217,631
36,363	Monster Beverage Corp.*	3,495,211
9,823	National Beverage Corp.*	306,478
53,532	PepsiCo, Inc.	7,248,233
4,670	Primo Brands Corp.	114,135
8,589	Vita Coco Co., Inc.*	568,076

4	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Beverages – (continued)
313	Zevia PBC Class A*	$510

		28,775,083

Biotechnology – 1.3%
269	89bio, Inc.*(b)	91
75,694	AbbVie, Inc.	19,047,638
26,337	Abeona Therapeutics, Inc.*	162,763
17,741	Absci Corp.*	205,618
14,871	ACADIA Pharmaceuticals, Inc.*	376,236
54	Actuate Therapeutics, Inc.*	83
43,935	Acumen Pharmaceuticals, Inc.*	117,306
576	ADC Therapeutics SA*	616
12,276	ADMA Biologics, Inc.*	102,750
16,373	Adverum Biotechnologies, Inc.*(b)	13,098
39,218	Agenus, Inc.*(a)	120,007
40,704	Akebia Therapeutics, Inc.*	46,403
2,353	Akero Therapeutics, Inc.*(b)	1,529
61	Aktis Oncology, Inc.*	1,966
14,456	Aldeyra Therapeutics, Inc.*	30,791
53,202	Alector, Inc.*	106,936
8,971	Alkermes PLC*	470,036
15,148	Allogene Therapeutics, Inc.*	31,508
6,472	Alnylam Pharmaceuticals, Inc.*	1,948,266
9,521	Altimmune, Inc.*	28,944
22,580	Amgen, Inc.	8,176,670
3,201	AnaptysBio, Inc.*	216,067
8,422	Anavex Life Sciences Corp.*	21,813
7,493	Anika Therapeutics, Inc.*	109,623
13,446	Annexon, Inc.*	76,777
3,982	Apellis Pharmaceuticals, Inc.*(b)	119
2,286	Apogee Therapeutics, Inc.*	303,421
28,759	Arbutus Biopharma Corp.*	138,043
148	Arcellx, Inc.*(b)	10
3,896	Arcturus Therapeutics Holdings, Inc.*	26,181
3,907	Arcus Biosciences, Inc.*	120,453
17,466	Arcutis Biotherapeutics, Inc.*	457,959
2,062	Ardelyx, Inc.*	10,516
1,848	ArriVent Biopharma, Inc.*	64,200
4,153	Arrowhead Pharmaceuticals, Inc.*	338,511
1,516	ARS Pharmaceuticals, Inc.*(a)	12,143
11,891	Artiva Biotherapeutics, Inc.*	115,343
4,810	Assembly Biosciences, Inc.*(a)	132,179
10,078	Atrium Therapeutics, Inc.*	135,549
66,034	aTyr Pharma, Inc.*(a)	39,409
16,886	Aura Biosciences, Inc.*	119,891
674	Aurinia Pharmaceuticals, Inc.*	11,438

Shares	Description	Value

Common Stocks – (continued)

Biotechnology – (continued)
42,224	Avita Medical, Inc.*(a)	$174,385
539	Beam Therapeutics, Inc.*	18,498
9,001	Benitec Biopharma, Inc.*	120,433
10	Bicara Therapeutics, Inc.*	297
26,732	BioCryst Pharmaceuticals, Inc.*	267,320
6,282	Biogen, Inc.*	1,357,289
663	Biohaven Ltd.*	9,865
5,354	BioMarin Pharmaceutical, Inc.*	306,356
59,251	Biomea Fusion, Inc.*(a)	87,099
20,201	Black Diamond Therapeutics, Inc.*	37,372
835	Blueprint Medicines Corp.*(b)	384
3,155	BridgeBio Oncology Therapeutics, Inc.*(a)	24,041
10,253	Bridgebio Pharma, Inc.*	763,643
39	Bright Minds Biosciences, Inc.*	2,738
13,209	C4 Therapeutics, Inc.*	61,686
30,249	Cabaletta Bio, Inc.*	94,074
14,470	Candel Therapeutics, Inc.*(a)	149,041
541	Capricor Therapeutics, Inc.*	13,027
46,242	Cardiff Oncology, Inc.*(a)	60,115
5,495	CareDx, Inc.*	156,608
7,231	Cargo Therapeutics, Inc.*(b)	—
72,262	Caribou Biosciences, Inc.*	127,181
9,424	Caris Life Sciences, Inc.*	167,936
12,395	Cartesian Therapeutics, Inc.*(a)	129,156
9,378	Catalyst Pharmaceuticals, Inc.*	294,751
1,783	Celcuity, Inc.*	186,537
2,166	CG oncology, Inc.*	153,894
16,138	Climb Bio, Inc.*	210,440
4,956	Cogent Biosciences, Inc.*	191,797
76,969	Coherus Oncology, Inc.*	107,757
13,853	Compass Therapeutics, Inc.*	30,338
17,490	Corbus Pharmaceuticals Holdings, Inc.*	164,056
5,235	Corvus Pharmaceuticals, Inc.*	78,211
5,460	Crescent Biopharma, Inc.*(a)	98,280
2,902	Cullinan Therapeutics, Inc.*	52,845
2,122	Cytokinetics, Inc.*	180,773
13,618	CytomX Therapeutics, Inc.*	51,068
47	Denali Therapeutics, Inc.*	1,209
8,080	Design Therapeutics, Inc.*	116,918
14,610	DiaMedica Therapeutics, Inc.*	102,854
1,902	Dianthus Therapeutics, Inc.*	185,407
614	Disc Medicine, Inc.*	44,908
240	Dyne Therapeutics, Inc.*	5,330
55,042	Editas Medicine, Inc.*	178,336
30,676	Eledon Pharmaceuticals, Inc.*	120,863
13,195	Emergent BioSolutions, Inc.*	110,574

The accompanying notes are an integral part of these consolidated financial statements.	5

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Biotechnology – (continued)
5,748	Enanta Pharmaceuticals, Inc.*	$83,806
6,878	Entrada Therapeutics, Inc.*	50,622
10,362	Erasca, Inc.*	189,832
21	Evommune, Inc.*	279
13,744	Exelixis, Inc.*	747,811
74,845	Fate Therapeutics, Inc.*	202,081
44	Fennec Pharmaceuticals, Inc.*	473
3,201	First Tracks Biotherapeutics, Inc.*	64,404
21,128	Foghorn Therapeutics, Inc.*	103,105
48,031	Galectin Therapeutics, Inc.*(a)	222,864
34,323	Genelux Corp.*(a)	103,312
12,174	Geron Corp.*	15,583
50,005	Gilead Sciences, Inc.	6,317,632
267,245	Gossamer Bio, Inc.*	43,989
5,024	Greenwich Lifesciences, Inc.*(a)	117,863
22,733	Gyre Therapeutics, Inc.*(a)	149,810
8,025	Halozyme Therapeutics, Inc.*	628,117
162,509	Heron Therapeutics, Inc.*(a)	69,359
23,907	HilleVax, Inc.*(b)	3,347
55,838	Humacyte, Inc.*	43,576
3,884	Ideaya Biosciences, Inc.*	144,757
9,268	Immatics NV*	93,885
8,722	ImmunityBio, Inc.*(a)	76,361
4,570	Immunome, Inc.*	96,838
1,242	Immunovant, Inc.*	47,854
10,923	Incyte Corp.*	1,238,231
52	Inhibikase Therapeutics, Inc.*	106
1,413	Inhibrx Biosciences, Inc.*	133,882
126	Inmune Bio, Inc.*	205
67,976	Inovio Pharmaceuticals, Inc.*(a)	74,774
9,675	Insmed, Inc.*	1,031,548
43,965	Invivyd, Inc.*	38,355
6,621	Ionis Pharmaceuticals, Inc.*	524,979
27,789	Ironwood Pharmaceuticals, Inc.*	116,992
7,079	Jade Biosciences, Inc.*	157,295
78	Janux Therapeutics, Inc.*	1,198
8,020	Kalaris Therapeutics, Inc.*(a)	32,641
12,235	Keros Therapeutics, Inc.*	130,915
245	Kodiak Sciences, Inc.*	9,545
4,883	Korro Bio, Inc.*	64,358
1,387	Krystal Biotech, Inc.*	515,506
2,181	Kymera Therapeutics, Inc.*	250,095
9,911	Kyverna Therapeutics, Inc.*(a)	88,307
6,643	Larimar Therapeutics, Inc.*	20,261
11,236	Lexeo Therapeutics, Inc.*	52,304
107,870	Lineage Cell Therapeutics, Inc.*(a)	141,310
2,923	Lyell Immunopharma, Inc.*(a)	41,068
29,153	MacroGenics, Inc.*(a)	134,687
1,370	Madrigal Pharmaceuticals, Inc.*	735,621

Shares	Description	Value

Common Stocks – (continued)

Biotechnology – (continued)
5,830	MannKind Corp.*	$24,836
3,476	MapLight Therapeutics, Inc.*(a)	124,580
12,111	MeiraGTx Holdings PLC*	163,620
230	Metsera, Inc.*(b)	1,127
37,675	MiMedx Group, Inc.*	145,049
4,156	Mineralys Therapeutics, Inc.*	112,129
6,732	Mirum Pharmaceuticals, Inc.*	788,115
6,226	Moderna, Inc.*	436,007
1,724	Monopar Therapeutics, Inc.*(a)	159,625
8,290	Monte Rosa Therapeutics, Inc.*	200,618
16,581	Myriad Genetics, Inc.*	94,678
10,195	Natera, Inc.*	2,767,433
3,490	Neurocrine Biosciences, Inc.*	588,187
1,626	Neurogene, Inc.*	51,138
49,360	Nkarta, Inc.*	139,689
7,972	Novavax, Inc.*	75,096
1,776	Nuvalent, Inc. Class A*	219,336
87	Nuvectis Pharma, Inc.*	1,600
70,002	Ocugen, Inc.*	107,103
4,596	Olema Pharmaceuticals, Inc.*	57,496
39,394	Organogenesis Holdings, Inc.*	95,727
505	ORIC Pharmaceuticals, Inc.*	5,469
3,403	Oruka Therapeutics, Inc.*	323,864
645	Palvella Therapeutics, Inc.*	98,569
10,674	Perspective Therapeutics, Inc.*	36,398
74,050	PMV Pharmaceuticals, Inc.*	99,227
727	Praxis Precision Medicines, Inc.*	243,392
17,909	Precigen, Inc.*	102,081
10,456	Prime Medicine, Inc.*	38,583
16,504	ProKidney Corp.*(a)	33,668
2,606	Protagonist Therapeutics, Inc.*	319,443
66,396	Protalix BioTherapeutics, Inc.*	154,703
21,779	Protara Therapeutics, Inc.*	83,196
6,566	Prothena Corp. PLC*	64,281
7,517	PTC Therapeutics, Inc.*	613,162
55,078	Puma Biotechnology, Inc.*	446,683
2,587	Recursion Pharmaceuticals, Inc. Class A*	9,494
4,992	Regeneron Pharmaceuticals, Inc.	3,112,712
9,346	REGENXBIO, Inc.*	111,965
92	Regulus Therapeutics, Inc.*(b)	107
5,977	Relay Therapeutics, Inc.*	111,830
5,360	Revolution Medicines, Inc.*	1,003,821
14,320	Rezolute, Inc.*	74,464
5,201	Rhythm Pharmaceuticals, Inc.*	577,467

6	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Biotechnology – (continued)
8,091	Rigel Pharmaceuticals, Inc.*	$316,520
1,361	Rocket Pharmaceuticals, Inc.*	4,655
3,738	Sage Therapeutics, Inc.*(b)	—
23,336	Sagimet Biosciences, Inc. Class A*	180,387
7,248	Sana Biotechnology, Inc.*	25,296
469	Sarepta Therapeutics, Inc.*	8,428
24,305	Savara, Inc.*	149,719
453	Scholar Rock Holding Corp.*	24,915
20,066	SELLAS Life Sciences Group, Inc.*(a)	296,174
21,836	Sera Prognostics, Inc. Class A*	39,742
10,065	Seres Therapeutics, Inc.*	79,413
2,988	Sionna Therapeutics, Inc.*	131,442
12,706	Solid Biosciences, Inc.*	126,933
1,458	Spyre Therapeutics, Inc.*	129,441
3,406	Stoke Therapeutics, Inc.*	111,444
666	Summit Therapeutics, Inc.*	9,704
2,341	Sutro Biopharma, Inc.*	77,721
869	Syndax Pharmaceuticals, Inc.*	18,996
5,151	Tango Therapeutics, Inc.*	161,020
17,712	Taysha Gene Therapies, Inc.*	120,619
1,276	Tectonic Therapeutic, Inc.*	43,863
161,857	Tenaya Therapeutics, Inc.*	119,629
13,951	Tevogen Bio Holdings, Inc.*(a)	78,963
7,982	TG Therapeutics, Inc.*	438,531
87,033	Tiziana Life Sciences Ltd.*	111,402
8,521	Tonix Pharmaceuticals Holding Corp.*(a)	108,728
11,345	Travere Therapeutics, Inc.*	644,509
56,111	TriSalus Life Sciences, Inc.*(a)	255,305
242	TuHURA Biosciences, Inc.*	566
988	Twist Bioscience Corp.*	101,645
3,192	Tyra Biosciences, Inc.*	101,952
2,187	Ultragenyx Pharmaceutical, Inc.*	73,024
2,152	United Therapeutics Corp.*	1,166,018
12,566	UroGen Pharma Ltd.*	462,429
19,791	Vanda Pharmaceuticals, Inc.*	121,121
349	Vera Therapeutics, Inc.*	14,976
1,090	Veracyte, Inc.*	64,016
9,234	Verastem, Inc.*	35,274
2,966	Vericel Corp.*	131,957
10,876	Vertex Pharmaceuticals, Inc.*	5,402,435
2,973	Vigil Neuroscience, Inc.*(b)	149
49	Viking Therapeutics, Inc.*	1,911
6,962	Viridian Therapeutics, Inc.*	127,892
26,432	Voyager Therapeutics, Inc.*	92,512
488	Xenon Pharmaceuticals, Inc.*	29,456
5,523	XOMA Royalty Corp.*	234,727
1,987	Zenas Biopharma, Inc.*	50,430

Shares	Description	Value

Common Stocks – (continued)

Biotechnology – (continued)
47,905	Zentalis Pharmaceuticals, Inc.*	$232,339
15,148	Zura Bio Ltd.*	89,373
10,580	Zymeworks, Inc.*	276,561

		82,028,363

Broadline Retail – 1.8%
47,523	1stdibs.com, Inc.*(a)	232,863
438,909	Amazon.com, Inc.*	104,609,571
39,686	Coupang, Inc.*	689,346
719	Dillard’s, Inc. Class A(a)	379,934
18,381	eBay, Inc.	2,054,077
22,932	Eightco Holdings, Inc.*(a)	15,949
3,928	Etsy, Inc.*	295,896
9,724	Groupon, Inc.*(a)	233,959
12,332	Kohl’s Corp.	218,523
24,735	Macy’s, Inc.	582,509
1,535	Ollie’s Bargain Outlet Holdings, Inc.*	118,011
30,167	Savers Value Village, Inc.*	304,385

		109,735,023

Building Products – 0.3%
7,067	A.O. Smith Corp.	443,242
683	AAON, Inc.	86,645
2,871	Advanced Drainage Systems, Inc.	450,632
4,837	Allegion PLC	679,550
1,774	Apogee Enterprises, Inc.	81,143
2,871	Armstrong World Industries, Inc.	460,566
1,854	AZZ, Inc.	287,463
3,195	Builders FirstSource, Inc.*	285,889
1,532	Carlisle Cos., Inc.	555,733
23,527	Carrier Global Corp.	1,725,705
183	CSW Industrials, Inc.	50,929
1,318	Fortune Brands Innovations, Inc.	72,358
444	Gibraltar Industries, Inc.*	20,024
3,133	Griffon Corp.	305,562
3,688	Hayward Holdings, Inc.*	63,839
6,657	Insteel Industries, Inc.	201,041
7,212	Janus International Group, Inc.*	40,027
42,301	JELD-WEN Holding, Inc.*	63,452
23,301	Johnson Controls International PLC	3,404,509
1,034	Lennox International, Inc.	592,430
661	Louisiana-Pacific Corp.	51,994
6,938	Masco Corp.	564,545
8,158	Masterbrand, Inc.*	83,946
1,562	Modine Manufacturing Co.*	417,085
1,740	Owens Corning	276,590
2,426	Quanex Building Products Corp.	45,172

The accompanying notes are an integral part of these consolidated financial statements.	7

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Building Products – (continued)
4,192	Resideo Technologies, Inc.*	$130,371
1,933	Simpson Manufacturing Co., Inc.	404,674
153	Tecnoglass, Inc.	7,162
46,949	Tecogen, Inc.*(a)	245,074
12,003	Trane Technologies PLC	5,895,394
363	Trex Co., Inc.*	18,165
1,964	UFP Industries, Inc.	178,213
9,796	Zurn Elkay Water Solutions
	Corp. Class C	494,992

		18,684,116

Capital Markets – 1.2%
8,358	Acadian Asset Management, Inc.	597,764
1,834	Affiliated Managers Group, Inc.	620,626
23,834	AlTi Global, Inc.*	86,041
4,083	Ameriprise Financial, Inc.	1,873,117
5,007	ARES Management Corp. Class A	557,329
7,041	Artisan Partners Asset Management, Inc. Class A	243,126
19	Bakkt, Inc.*	148
27,667	Bank of New York Mellon Corp.	4,000,925
10,671	BGC Group, Inc. Class A	114,073
5,553	Blackrock, Inc.	5,339,543
29,075	Blackstone, Inc.	3,421,255
5,144	Blue Owl Capital, Inc.	45,010
22,174	BRC Group Holdings, Inc.*(a)	178,279
753	Brookfield Asset Management Ltd. Class A	33,772
28	Bullish*	656
5,514	Carlyle Group, Inc.	232,195
4,849	Cboe Global Markets, Inc.	1,176,707
14	Chaince Digital Holdings, Inc.*	61
81,380	Charles Schwab Corp.	7,508,933
18,369	CME Group, Inc.	4,056,426
3,115	Cohen & Steers, Inc.	237,176
3,910	Coinbase Global, Inc. Class A*	571,603
1,064	Donnelley Financial Solutions, Inc.*	44,635
1,492	Evercore, Inc. Class A	509,428
919	FactSet Research Systems, Inc.	211,444
8,411	Federated Hermes, Inc.	464,455
19	Fold Holdings, Inc.*	9
13,964	Franklin Resources, Inc.	464,582
86	Freedom Holding Corp.*	11,220
32,024	GCM Grosvenor, Inc. Class A	393,895
1,192	Hamilton Lane, Inc. Class A	93,965
1,972	Houlihan Lokey, Inc.	264,504

Shares	Description	Value

Common Stocks – (continued)

Capital Markets – (continued)
8,471	Innventure, Inc.*(a)	$42,948
14,978	Interactive Brokers Group, Inc. Class A	1,303,685
20,131	Intercontinental Exchange, Inc.	2,478,327
9,791	Invesco Ltd.	258,384
3,965	Janus Henderson Group PLC	205,982
2,888	Jefferies Financial Group, Inc.	144,342
19,771	KKR & Co., Inc.	1,814,582
2,132	Lazard, Inc.	89,416
2,984	LPL Financial Holdings, Inc.	840,533
213	Marex Group PLC	12,982
1,866	MarketAxess Holdings, Inc.	211,772
3,729	Miami International Holdings, Inc.*	138,570
3,440	Moelis & Co. Class A	225,045
9,262	Moody’s Corp.	4,194,945
55,322	Morgan Stanley	11,564,511
965	Morningstar, Inc.	150,559
3,788	MSCI, Inc.	2,121,432
23,070	Nasdaq, Inc.	1,818,377
8,206	Northern Trust Corp.	1,426,531
46,085	Open Lending Corp.*	143,324
1,840	Oppenheimer Holdings, Inc. Class A	194,194
17,843	Patria Investments Ltd. Class A	195,916
2,112	Perella Weinberg Partners	33,708
2,331	Piper Sandler Cos.	168,625
2,221	PJT Partners, Inc. Class A	335,238
7,114	Raymond James Financial, Inc.	1,081,541
8,607	Ridgepost Capital, Inc. Class A	67,737
24,663	Robinhood Markets, Inc. Class A*	2,473,206
10,661	S&P Global, Inc.	4,341,799
4,577	SEI Investments Co.	401,449
8	Siebert Financial Corp.*	13
11,410	State Street Corp.	1,935,136
4,337	StepStone Group, Inc. Class A	179,378
5,385	Stifel Financial Corp.	375,711
4,130	StoneX Group, Inc.*	489,405
3,290	T. Rowe Price Group, Inc.	374,040
1,785	TPG, Inc.	72,382
2,719	Tradeweb Markets, Inc. Class A	270,976
3,523	Value Line, Inc.	142,611
1,150	Victory Capital Holdings, Inc. Class A	96,669
4,722	Virtu Financial, Inc. Class A	281,290
392	Virtus Investment Partners, Inc.	56,252
204	Webull Corp.*	1,330
21,790	WisdomTree, Inc.	369,123

8	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Capital Markets – (continued)
199	XP, Inc. Class A	$3,236

		76,480,114

Chemicals – 0.5%
2,233	AdvanSix, Inc.	44,392
6,628	Air Products & Chemicals, Inc.	1,943,197
6,042	Albemarle Corp.	815,851
14,561	Alto Ingredients, Inc.*	82,998
19,753	American Vanguard Corp.*	55,308
24,416	Arq, Inc.*	62,261
505	Ashland, Inc.	33,274
8,685	ASP Isotopes, Inc.*(a)	54,021
619	Aspen Aerogels, Inc.*	3,924
867	Avient Corp.	32,044
4,755	Axalta Coating Systems Ltd.*	162,716
1,599	Balchem Corp.	270,151
1,649	Cabot Corp.	149,762
3,372	Celanese Corp.	155,112
5,983	CF Industries Holdings, Inc.	647,720
850	Chemours Co.	17,442
25,006	Corteva, Inc.	2,117,758
9,049	Dow, Inc.	247,581
4,230	DuPont de Nemours, Inc.	573,757
1,269	Eastman Chemical Co.	84,998
9,790	Ecolab, Inc.	2,727,592
13,607	Ecovyst, Inc.*	169,407
2,312	Element Solutions, Inc.	110,398
5,694	Flotek Industries, Inc.*	133,923
1,094	Hawkins, Inc.	155,457
1,747	HB Fuller Co.	101,833
1,538	Ingevity Corp.*	114,842
2,473	Innospec, Inc.	201,277
5,178	International Flavors & Fragrances, Inc.	410,201
1,124	Intrepid Potash, Inc.*	36,845
1,609	Koppers Holdings, Inc.	72,244
5,849	Kronos Worldwide, Inc.	37,024
21,300	Linde PLC	11,053,422
3,710	LSB Industries, Inc.*	40,105
2,718	LyondellBasell Industries NV Class A	143,103
6,500	Mativ Holdings, Inc.	49,205
957	Minerals Technologies, Inc.	70,789
6,614	Mosaic Co.	140,151
363	NewMarket Corp.	287,220
3,655	Olin Corp.	72,442
8,285	Perimeter Solutions, Inc.*	295,360
8,287	PPG Industries, Inc.	1,005,130
733	PureCycle Technologies, Inc.*(a)	5,945
34	Quaker Chemical Corp.	5,402
1,036	Rayonier Advanced Materials, Inc.*	8,143
2,200	Resonac Holdings Corp.	244,724

Shares	Description	Value

Common Stocks – (continued)

Chemicals – (continued)
4,450	RPM International, Inc.	$494,618
1,532	Scotts Miracle-Gro Co.	104,345
3,568	Sensient Technologies Corp.	439,899
14,656	Sherwin-Williams Co.	5,046,354
106	Solesence, Inc.*	78
3,331	Solstice Advanced Materials, Inc.	295,127
1,335	Stepan Co.	74,386
102	Westlake Corp.	7,446

		31,708,704

Commercial Services & Supplies – 0.3%
1,735	ABM Industries, Inc.	76,756
25,218	ACCO Brands Corp.	104,907
2,059	ACV Auctions, Inc. Class A*	14,804
5,632	Brady Corp. Class A	515,722
8,569	BrightView Holdings, Inc.*	121,423
2,940	Brink’s Co.	277,801
2,049	Casella Waste Systems, Inc. Class A*	198,692
4,516	Cimpress PLC*	459,277
15,049	Cintas Corp.	2,559,534
10,865	Civeo Corp.*(a)	380,275
4,452	Clean Harbors, Inc.*	1,330,035
4,460	CompX International, Inc.	111,054
29,215	Copart, Inc.	823,571
4,032	CoreCivic, Inc.*	122,492
12,285	Deluxe Corp.	293,366
16,055	Ennis, Inc.	341,169
3,490	Enviri Corp.*	76,605
752	GEO Group, Inc.*	22,222
12,045	Healthcare Services Group, Inc.*	295,825
3,557	HNI Corp.	143,738
13,927	Interface, Inc.	499,144
3,535	Liquidity Services, Inc.*	138,289
2,055	Millerknoll, Inc.	42,045
2,250	MSA Safety, Inc.	392,805
22,056	NLI Holdings, Inc.	131,233
1,015	Onterris, Inc.*	20,513
6,112	OPENLANE, Inc.*	252,059
13,174	Perma-Fix Environmental Services, Inc.*	188,256
6,928	Pitney Bowes, Inc.	121,379
14,006	Quad/Graphics, Inc.	118,071
64	RB Global, Inc.	7,453
7,039	Republic Services, Inc.	1,499,870
18,485	Rollins, Inc.	771,564
27,190	Tetra Tech, Inc.	785,519
284	UniFirst Corp.	75,107
9,682	Veralto Corp.	858,600
2,040	Vestis Corp.*	29,621
30,118	Virco Mfg. Corp.(a)	184,924

The accompanying notes are an integral part of these consolidated financial statements.	9

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Commercial Services & Supplies – (continued)
16,822	Waste Management, Inc.	$3,749,287

		18,135,007

Communications Equipment – 0.6%
420	ADTRAN Holdings, Inc.*	5,838
296	Applied Optoelectronics, Inc.*	43,855
53,369	Arista Networks, Inc.*	9,066,326
4,253	Aviat Networks, Inc.*	94,417
2,822	BK Technologies Corp.*	242,635
4,843	Calix, Inc.*	180,741
4,995	Ciena Corp.*	2,450,347
171,685	Cisco Systems, Inc.	20,166,120
2,130	Clearfield, Inc.*	84,753
3,317	Digi International, Inc.*	248,609
6,605	Extreme Networks, Inc.*	213,804
1,451	F5, Inc.*	603,558
6,074	Harmonic, Inc.*	99,188
14	Inseego Corp.*	145
1,899	Lumentum Holdings, Inc.*	1,629,456
8,549	Motorola Solutions, Inc.	3,550,314
3,534	NETGEAR, Inc.*	82,519
5,642	NetScout Systems, Inc.*	245,709
4,244	Ribbon Communications, Inc.*	9,931
24	Ubiquiti, Inc.	12,817
6,213	Viasat, Inc.*	557,989
9,857	Viavi Solutions, Inc.*	470,672
9,779	Vistance Networks, Inc.*	124,976

		40,184,719

Construction & Engineering – 0.3%
2,287	AECOM	159,633
962	Ameresco, Inc. Class A*	26,551
16,910	API Group Corp.	716,138
1,986	Arcosa, Inc.	288,546
376	Argan, Inc.	300,255
5,463	Bowman Consulting Group Ltd.*	159,520
39	Cardinal Infrastructure Group, Inc. Class A*	3,674
3,097	Centuri Holdings, Inc.*	93,653
1,487	Comfort Systems USA, Inc.	2,947,160
18,950	Concrete Pumping Holdings, Inc.*	228,347
1,508	Construction Partners, Inc. Class A	179,105
1,251	Dycom Industries, Inc.*	632,493
2,595	EMCOR Group, Inc.	2,153,539
1,074	Everus Construction Group, Inc.*	178,230
582	Fluor Corp.*	30,491
3,092	Granite Construction, Inc.	488,783
789	IES Holdings, Inc.*	579,647
1,267	Legence Corp. Class A*	107,986
527	Limbach Holdings, Inc.*	40,579

Shares	Description	Value

Common Stocks – (continued)

Construction & Engineering – (continued)
1,865	MasTec, Inc.*	$775,952
3,363	Matrix Service Co.*	46,073
629	MYR Group, Inc.*	314,752
2,720	NWPX Infrastructure, Inc.*	407,837
10,928	Orion Group Holdings, Inc.*	183,809
2,196	Primoris Services Corp.	217,667
5,972	Quanta Services, Inc.	4,300,079
56,697	Southland Holdings, Inc.*	37,630
844	Sterling Infrastructure, Inc.*	708,420
3,622	Tutor Perini Corp.	300,517
962	Valmont Industries, Inc.	555,651
1,859	WillScot Holdings Corp.	53,651

		17,216,368

Construction Materials – 0.1%
343	Eagle Materials, Inc.	77,175
5,769	James Hardie Industries PLC*	151,033
436	Knife River Corp.*	36,471
4,132	Martin Marietta Materials, Inc.	2,382,924
4,063	Smith-Midland Corp.*	117,827
137	Titan America SA*	2,556
834	U.S. Lime & Minerals, Inc.	87,295
4,861	Vulcan Materials Co.	1,434,044

		4,289,325

Consumer Finance – 0.3%
9,100	Ally Financial, Inc.	418,145
21,265	American Express Co.	7,192,886
82	Atlanticus Holdings Corp.*	8,384
2,735	Bread Financial Holdings, Inc.	296,337
28,704	Capital One Financial Corp.	5,758,596
10,444	Consumer Portfolio Services, Inc.*	100,210
174	Credit Acceptance Corp.*	110,793
281	Dave, Inc.*	104,698
2,751	Encore Capital Group, Inc.*	256,641
1,500	Enova International, Inc.*	361,095
9,830	EZCORP, Inc. Class A*	339,823
2,027	Figure Technology Solutions, Inc. Class A*	62,249
2,989	FirstCash Holdings, Inc.	646,580
3,186	Green Dot Corp. Class A*	43,043
2,625	Happen, Inc.*	54,442
5,228	Jefferson Capital, Inc.	101,789
59	LendingTree, Inc.*	2,613
24,647	Medallion Financial Corp.	251,646
4,651	Navient Corp.	39,580
1,135	Nelnet, Inc. Class A	151,330
992	NerdWallet, Inc. Class A*	9,176
5,726	OneMain Holdings, Inc.	349,114
6,712	OppFi, Inc.*	66,650
1,665	PROG Holdings, Inc.	77,606
3,255	Regional Management Corp.	134,106
2,891	SLM Corp.	74,993

10	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Consumer Finance – (continued)
22,503	SoFi Technologies, Inc.*	$403,479
14,432	Synchrony Financial	1,097,554
486	Upstart Holdings, Inc.*	17,219
1	Vroom, Inc.*	8
165	World Acceptance Corp.*	36,932

		18,567,717

Consumer Staples Distribution & Retail – 0.9%
24,870	Albertsons Cos., Inc. Class A	336,491
4,296	Andersons, Inc.	293,846
6,875	BJ’s Wholesale Club Holdings, Inc.*	599,638
2,178	Casey’s General Stores, Inc.	1,731,053
3,639	Chefs’ Warehouse, Inc.*	349,708
19,014	Costco Wholesale Corp.	17,787,027
11,896	Dollar General Corp.	1,369,349
10,960	Dollar Tree, Inc.*	1,325,612
15,275	Grocery Outlet Holding Corp.*	152,445
32,474	HF Foods Group, Inc.*	45,788
6,447	Ingles Markets, Inc. Class A	571,075
26,916	Kroger Co.	1,494,646
10,142	Maplebear, Inc.*	480,224
4,763	Natural Grocers by Vitamin Cottage, Inc. Class C	147,748
7,880	Performance Food Group Co.*	880,905
4,322	PriceSmart, Inc.	844,259
5,005	Sprouts Farmers Market, Inc.*	423,323
23,816	Sysco Corp.	1,990,541
17,343	Target Corp.	2,265,169
11,777	U.S. Foods Holding Corp.	1,204,198
9,684	United Natural Foods, Inc.*	442,268
10,567	Village Super Market, Inc. Class A	445,716
12,948	Walgreens Boots Alliance, Inc.*(b)	6,862
165,708	Walmart, Inc.	18,768,088
5,776	Weis Markets, Inc.	452,319

		54,408,298

Containers & Packaging – 0.1%
14,225	Amcor PLC	616,654
1,564	AptarGroup, Inc.	195,813
36,524	Ardagh Metal Packaging SA	173,124
3,292	Avery Dennison Corp.	534,456
10,064	Ball Corp.	627,994
9,987	Crown Holdings, Inc.	1,116,746
1,007	Graphic Packaging Holding Co.	10,644
3,544	Greif, Inc. Class A	263,993
7,346	International Paper Co.	279,883
11,005	Myers Industries, Inc.	388,587
15,386	O-I Glass, Inc.*	148,167
5,798	Packaging Corp. of America	1,381,547

Shares	Description	Value

Common Stocks – (continued)

Containers & Packaging – (continued)
1,792	Ranpak Holdings Corp.*	$13,099
2,882	Silgan Holdings, Inc.	133,696
30,624	Smurfit Westrock PLC	1,416,666
3,375	Sonoco Products Co.	190,181
6,472	TriMas Corp.	291,434

		7,782,684

Distributors – 0.0%
6,503	Genuine Parts Co.	767,224
3,420	GigaCloud Technology, Inc. Class A*	108,072
2,790	Gold.com, Inc.	116,092
8,247	LKQ Corp.	217,143
4,052	Pool Corp.	870,775
4,491	Weyco Group, Inc.	176,631

		2,255,937

Diversified Consumer Services – 0.1%
24,541	ADT, Inc.	159,516
8,796	American Public Education, Inc.*	472,345
853	Bright Horizons Family Solutions, Inc.*	60,461
6,428	Carriage Services, Inc.	246,449
141,267	Chegg, Inc.*	142,680
10,804	Coursera, Inc.*	60,935
2,081	Covista, Inc.*	259,417
337	Driven Brands Holdings, Inc.*	4,698
704	Duolingo, Inc.*	80,974
6,261	Frontdoor, Inc.*	485,791
205	Graham Holdings Co. Class B	233,991
1,741	Grand Canyon Education, Inc.*	249,154
7,138	H&R Block, Inc.	271,815
10,423	KinderCare Learning Cos., Inc.*	44,298
11,062	Laureate Education, Inc.*	401,772
595	Liberty Live Holdings, Inc. Class A*	60,250
793	Liberty Live Holdings, Inc. Class C*	83,773
10,218	Lincoln Educational Services Corp.*	509,878
8,337	Matthews International Corp. Class A	224,432
3,569	McGraw Hill, Inc.*	33,798
198,440	Nerdy, Inc.*(a)	181,791
4,413	OneSpaWorld Holdings Ltd.	124,623
7,772	Perdoceo Education Corp.	248,704
3,938	Phoenix Education Partners, Inc.	129,363
4,179	Service Corp. International	317,437
1,540	Strategic Education, Inc.	117,995
3,008	Stride, Inc.*	259,410

The accompanying notes are an integral part of these consolidated financial statements.	11

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Diversified Consumer Services – (continued)
3,697	Universal Technical Institute, Inc.*	$158,121
1,581	WW International, Inc.*	25,264

		5,649,135

Diversified REITs – 0.0%
33,399	AH Realty Trust, Inc.	236,465
19,382	Alpine Income Property Trust, Inc.	402,370
6,193	American Assets Trust, Inc.	152,905
14,575	Broadstone Net Lease, Inc.	301,265
14,594	CTO Realty Growth, Inc.	313,917
6,067	Essential Properties Realty Trust, Inc.	181,100
19,680	Gladstone Commercial Corp.	242,064
28,936	Global Net Lease, Inc.	258,688
18,876	NexPoint Diversified Real Estate Trust(a)	97,966
7,769	WP Carey, Inc.	555,484

		2,742,224

Diversified Telecommunication Services – 0.3%
2,929	Anterix, Inc.*	301,511
4,900	AST SpaceMobile, Inc.*	435,414
262,410	AT&T, Inc.	5,431,887
7,336	ATN International, Inc.	194,331
2,162	Bandwidth, Inc. Class A*	136,855
275	Cogent Communications Holdings, Inc.	3,817
126,218	Comcast Corp. Class A	3,098,652
2,467	Globalstar, Inc.*	200,542
4,501	IDT Corp. Class B	261,778
1,166	Iridium Communications, Inc.	63,955
4	Liberty Capital Corp.*	88
4,752	Liberty Capital Corp. Class C*	102,453
10,031	Liberty Latin America Ltd. Class A*	78,643
10,755	Liberty Latin America Ltd. Class C*	83,781
22,120	Lumen Technologies, Inc.*	169,882
10,448	Shenandoah Telecommunications Co.	157,556
157,756	Verizon Communications, Inc.	6,679,389

		17,400,534

Electric Utilities – 0.5%
8,047	Alliant Energy Corp.	613,906
19,490	American Electric Power Co., Inc.	2,666,427
9,517	Constellation Energy Corp.	2,363,737
28,296	Duke Energy Corp.	3,581,708
12,918	Edison International	961,745
15,559	Entergy Corp.	1,787,107
8,076	Evergy, Inc.	698,009

Shares	Description	Value

Common Stocks – (continued)

Electric Utilities – (continued)
11,995	Eversource Energy	$866,879
34,597	Exelon Corp.	1,612,912
20,670	FirstEnergy Corp.	982,652
6,169	Genie Energy Ltd. Class B	89,142
14,508	Hawaiian Electric Industries, Inc.*	196,293
2,840	IDACORP, Inc.	429,692
3,609	MGE Energy, Inc.	294,278
75,994	NextEra Energy, Inc.	6,669,993
6,358	NRG Energy, Inc.	928,649
6,380	OGE Energy Corp.	310,451
941	Oklo, Inc.*	49,242
2,722	Otter Tail Corp.	244,926
66,344	PG&E Corp.	1,115,906
3,865	Pinnacle West Capital Corp.	413,555
6,281	Portland General Electric Co.	325,544
23,390	PPL Corp.	850,226
39,316	Southern Co.	3,762,934
6,800	TXNM Energy, Inc.	386,104
20,656	Xcel Energy, Inc.	1,658,677

		33,860,694

Electrical Equipment – 0.7%
1,056	Acuity, Inc.	397,753
2,385	Allient, Inc.	245,488
260	American Superconductor Corp.*	10,793
11,831	AMETEK, Inc.	2,862,392
650	Amprius Technologies, Inc.*	9,009
186	Array Technologies, Inc.*	1,378
1,148	Atkore, Inc.	87,294
655	Babcock & Wilcox Enterprises, Inc.*	9,235
113,542	Blink Charging Co.*(a)	72,644
5,481	Bloom Energy Corp. Class A*	1,659,099
17,488	ChargePoint Holdings, Inc.*(a)	103,354
18,274	Eaton Corp. PLC	7,786,917
20,103	Emerson Electric Co.	2,877,744
21,236	Energy Vault Holdings, Inc.*	100,022
1,766	EnerSys	412,926
1,088	Enovix Corp.*	6,604
1,743	Eos Energy Enterprises, Inc.*(a)	10,249
419	Fluence Energy, Inc.*	8,330
3,229	FuelCell Energy, Inc.*	116,276
11,134	GE Vernova, Inc.	13,080,891
1,426	Generac Holdings, Inc.*	417,547
17,154	GrafTech International Ltd.*	101,380
3,756	Hubbell, Inc.	1,965,139
43,355	Hyliion Holdings Corp.*	225,880
17,243	KULR Technology Group, Inc.*(a)	65,696
7,208	LSI Industries, Inc.	191,589
212	NANO Nuclear Energy, Inc.*(a)	4,482

12	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Electrical Equipment – (continued)
1,947	Net Power, Inc.*	$3,251
5,935	Nextpower, Inc. Class A*	707,096
898	NuScale Power Corp.*	9,007
5,014	nVent Electric PLC	850,424
1,141	Powell Industries, Inc.	326,737
44	Power Solutions International, Inc.*	1,711
683	Preformed Line Products Co.	280,412
1,899	Regal Rexnord Corp.	452,323
4,640	Rockwell Automation, Inc.	2,297,171
3,754	Sensata Technologies Holding PLC	179,216
68,464	SES AI Corp.*(a)	65,739
9,783	Shoals Technologies Group, Inc. Class A*	96,852
95,349	SKYX Platforms Corp.*(a)	105,361
6,438	Stem, Inc.*	50,281
107	SunPower, Inc.*	73
3,039	Sunrun, Inc.*	40,662
14,169	Vertiv Holdings Co. Class A	4,744,065
796	Vicor Corp.*	302,305

		43,342,797

Electronic Equipment, Instruments & Components – 0.6%
20,330	908 Devices, Inc.*	176,871
1,197	Advanced Energy Industries, Inc.	446,325
2,115	Aeva Technologies, Inc.*	60,743
64,792	Amphenol Corp. Class A	11,424,125
6,285	Arlo Technologies, Inc.*	84,722
1,297	Arrow Electronics, Inc.*	276,793
2,872	Avnet, Inc.	255,091
795	Badger Meter, Inc.	117,962
722	Bel Fuse, Inc. Class B	240,455
821	Belden, Inc.	98,446
1,090	Benchmark Electronics, Inc.	107,550
2,609	CDW Corp.	366,930
2,486	Climb Global Solutions, Inc.	57,700
2,576	Cognex Corp.	186,554
2,891	Coherent Corp.*	1,140,413
27,704	Corning, Inc.	7,076,433
278	Crane NXT Co.	14,222
3,145	CTS Corp.	205,023
3,387	Daktronics, Inc.*	66,250
2,514	ePlus, Inc.	209,240
25,202	Evolv Technologies Holdings, Inc.*	146,172
892	Fabrinet*	501,375
9,851	Flex Ltd.*	1,596,552
2,529	Frequency Electronics, Inc.*	167,799
64,479	Identiv, Inc.*	162,487
721	Insight Enterprises, Inc.*	87,818
314	IPG Photonics Corp.*	36,838
724	Itron, Inc.*	62,648
3,417	Jabil, Inc.	1,317,185

Shares	Description	Value

Common Stocks – (continued)

Electronic Equipment, Instruments & Components – (continued)
6,165	Keysight Technologies, Inc.*	$2,158,181
2,776	Kimball Electronics, Inc.*	71,066
5,731	Knowles Corp.*	237,722
5,079	LightPath Technologies, Inc. Class A*	83,042
11,013	Lightwave Logic, Inc.*(a)	104,183
623	Littelfuse, Inc.	283,671
150,193	MicroVision, Inc.*(a)	49,113
3,565	Mirion Technologies, Inc.*	63,920
18	M-Tron Industries, Inc.*	1,785
8,447	Napco Security Technologies, Inc.	320,817
62	Neonode, Inc.*	58
812	nLight, Inc.*	56,531
329	Novanta, Inc.*	53,377
228	OSI Systems, Inc.*	49,864
1,759	Ouster, Inc.*	109,973
3,191	PC Connection, Inc.	232,911
807	Plexus Corp.*	242,641
361	Powerfleet, Inc. NJ*	1,383
2,447	Ralliant Corp.	180,173
458	Rogers Corp.*	74,988
2,296	Sanmina Corp.*	581,072
1,577	ScanSource, Inc.*	82,146
58,979	SmartRent, Inc.*	70,185
4,935	TD SYNNEX Corp.	1,319,323
1,526	Teledyne Technologies, Inc.*	1,017,689
1,626	TTM Technologies, Inc.*	304,094
2,772	Unusual Machines, Inc.*	61,816
1,941	Vishay Precision Group, Inc.*	290,975
3,180	Vontier Corp.	92,220
29,188	Vuzix Corp.*(a)	84,645
579	Zebra Technologies Corp. Class A*	152,427

		35,122,713

Energy Equipment & Services – 0.2%
5,115	Archrock, Inc.	208,232
314	Atlas Energy Solutions, Inc.	5,215
34,604	Baker Hughes Co.	1,920,522
3,055	Bristow Group, Inc.	126,233
536	Cactus, Inc. Class A	27,459
1,560	Core Laboratories, Inc.	18,174
5,215	DMC Global, Inc.*	30,299
67	Energy Services of America Corp.	1,296
5,266	Expro Group Holdings NV*	77,779
69	Flowco Holdings, Inc. Class A	1,472
1,991	Forum Energy Technologies, Inc.*	100,008
11,358	Geospace Technologies Corp.*	76,894
26,553	Halliburton Co.	901,474
7,621	Helix Energy Solutions Group, Inc.*	66,607

The accompanying notes are an integral part of these consolidated financial statements.	13

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Energy Equipment & Services – (continued)
2,897	Helmerich & Payne, Inc.	$94,848
1,671	Innovex International, Inc.*	41,441
951	Kodiak Gas Services, Inc.	71,449
874	Liberty Energy, Inc.	22,890
93	Nabors Industries Ltd.*	7,813
6,692	National Energy Services Reunited Corp.*	200,292
6,272	Natural Gas Services Group, Inc.	270,574
4,275	Noble Corp. PLC	159,457
14,594	NOV, Inc.	270,719
3,709	Oceaneering International, Inc.*	150,289
2,486	Oil States International, Inc.*	19,913
12,035	Patterson-UTI Energy, Inc.	110,481
3,281	Ranger Energy Services, Inc. Class A	52,529
859	RPC, Inc.	5,008
14,569	SEACOR Marine Holdings, Inc.*	111,453
2,612	Seadrill Ltd.*	98,786
1,537	Select Water Solutions, Inc.	30,709
52,024	SLB Ltd.	2,418,596
261	Solaris Energy Infrastructure, Inc.	21,000
15,818	TechnipFMC PLC	1,048,733
12,668	TETRA Technologies, Inc.*	143,528
2,308	Tidewater, Inc.*	153,782
2,702	Weatherford International PLC	220,213

		9,286,167

Entertainment – 0.6%
41,594	AMC Entertainment Holdings, Inc. Class A*	79,029
7,057	Atlanta Braves Holdings, Inc. Class C*	366,258
38	Atlanta Braves Holdings, Inc. Class A*	2,140
2,147	Cinemark Holdings, Inc.	68,124
70,249	CuriosityStream, Inc.	186,862
10,532	Electronic Arts, Inc.	2,159,481
242	IMAX Corp.*	9,646
5,358	Liberty Media Corp.-Liberty Formula One Class C*	509,760
1,083	Liberty Media Corp.-Liberty Formula One Class A*	94,806
10,713	Live Nation Entertainment, Inc.*	1,961,657
4,611	Madison Square Garden Entertainment Corp.*	372,984
1,039	Madison Square Garden Sports Corp.*	417,512
9,347	Marcus Corp.	219,281
10	Meridian Holdings, Inc.*	139

Shares	Description	Value

Common Stocks – (continued)

Entertainment – (continued)
209,278	Netflix, Inc.*	$14,942,449
120,335	Playstudios, Inc.*	60,047
9,151	Playtika Holding Corp.	34,042
12,292	Reservoir Media, Inc.*	121,568
21,162	ROBLOX Corp. Class A*	1,150,790
3,494	Roku, Inc.*	482,661
1,501	Sphere Entertainment Co.*	259,718
5,961	Spotify Technology SA*	2,736,874
21,020	Starz Entertainment Corp.*	606,637
6,290	Take-Two Interactive Software, Inc.*	1,572,374
2,531	TKO Group Holdings, Inc.	509,516
8,806	Vivid Seats, Inc. Class A*(a)	57,415
62,438	Walt Disney Co.	6,009,658
80,908	Warner Bros Discovery, Inc.*	2,157,007
5,247	Warner Music Group Corp. Class A	142,036

		37,290,471

Financial Services – 1.5%
28,141	Acacia Research Corp.*	131,137
1,528	Affirm Holdings, Inc.*	124,608
10,197	Alerus Financial Corp.	317,127
14,815	Apollo Global Management, Inc.	1,752,763
59,665	Berkshire Hathaway, Inc. Class B*	29,855,769
1,776	Better Home & Finance Holding Co.*(a)	48,840
5,710	Bladex, Inc.	350,994
12,508	Block, Inc.*	950,608
722	Burford Capital Ltd.	2,960
14,889	Cannae Holdings, Inc.	214,402
7,690	Cass Information Systems, Inc.	394,651
1,389	Chime Financial, Inc. Class A*	28,447
5,606	Corebridge Financial, Inc.	160,500
2,020	Corpay, Inc.*	673,205
6,997	Enact Holdings, Inc.	319,833
11,618	Equitable Holdings, Inc.	509,798
5,186	Essent Group Ltd.	333,356
1,228	Euronet Worldwide, Inc.*	89,877
4,744	EVERTEC, Inc.	131,788
549	Federal Agricultural Mortgage Corp. Class C	109,399
4,432	Finance of America Cos., Inc. Class A*	121,969
14,379	Fiserv, Inc.*	705,290
4,594	Flywire Corp.*	80,717
4,147	Global Payments, Inc.	300,906
11,729	International Money Express, Inc.*	169,484
2,954	Jack Henry & Associates, Inc.	406,884

14	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Financial Services – (continued)
2,205	Jackson Financial, Inc. Class A	$225,770
2,397	loanDepot, Inc. Class A*	2,996
14,795	Marqeta, Inc. Class A*	60,068
40,573	Mastercard, Inc. Class A	20,838,293
1,510	Merchants Bancorp	75,500
11,985	MGIC Investment Corp.	337,977
7,355	NCR Atleos Corp.*	319,281
12,122	NewtekOne, Inc.	179,527
5,401	NMI Holdings, Inc.*	221,927
3,388	Onity Group, Inc.*	134,673
627	Pagseguro Digital Ltd. Class A	5,674
1,572	Payoneer Global, Inc.*	11,193
26,902	PayPal Holdings, Inc.	1,161,628
41,368	Paysign, Inc.*	338,804
1,557	PennyMac Financial Services, Inc.	135,615
159	Priority Technology Holdings, Inc.*	1,060
6,220	Radian Group, Inc.	234,307
967	Remitly Global, Inc.*	21,670
22,817	Repay Holdings Corp.*	95,831
88,213	Rocket Cos., Inc. Class A*	1,389,355
12,355	Security National Financial Corp. Class A*	119,720
868	Sezzle, Inc.*	148,975
1,395	Shift4 Payments, Inc. Class A*(a)	67,853
1,418	StoneCo Ltd. Class A	15,371
8,942	Toast, Inc. Class A*	248,766
690	Triller Group, Inc.*(a)	1,870
3,963	UWM Holdings Corp.	9,075
11,977	Velocity Financial, Inc.*	221,095
83,021	Visa, Inc. Class A	28,483,675
2,853	Voya Financial, Inc.	258,282
19,308	Waterstone Financial, Inc.	400,255
23,684	Western Union Co.	182,367
609	WEX, Inc.*	85,924

		94,319,689

Food Products – 0.3%
10,866	Alico, Inc.	449,526
20,012	Archer-Daniels-Midland Co.	1,528,917
4,009	B&G Foods, Inc.	15,956
29,779	Beyond Meat, Inc.*(a)	22,334
152,985	BRC, Inc. Class A*(a)	169,813
5,883	Bunge Global SA	627,893
4,737	Cal-Maine Foods, Inc.	381,613
5,969	Campbell’s Co.(a)	132,930
12,634	Conagra Brands, Inc.	170,054
7,353	Darling Ingredients, Inc.*	401,621
7,800	Del Monte Corp.	217,698
15,257	Dole PLC	209,326
24,607	Flowers Foods, Inc.	194,395

Shares	Description	Value

Common Stocks – (continued)

Food Products – (continued)
29	Forafric Global PLC*	$292
243	Freshpet, Inc.*	14,366
17,687	General Mills, Inc.	615,508
13,166	Hain Celestial Group, Inc.*	7,376
6,626	Hershey Co.	1,162,532
7,191	Hormel Foods Corp.	178,481
2,794	Ingredion, Inc.	264,620
2,472	J&J Snack Foods Corp.	181,568
3,416	J.M. Smucker Co.	384,300
4,075	John B Sanfilippo & Son, Inc.	350,409
23,482	Kraft Heinz Co.	554,645
4,371	Lamb Weston Holdings, Inc.	188,740
16,756	Lifeway Foods, Inc.*	499,999
19,185	Limoneira Co.	251,899
35,811	Mama’s Creations, Inc.*	639,226
1,771	Marzetti Co.	202,177
6,571	McCormick & Co., Inc.	331,310
17,286	Mission Produce, Inc.*	203,802
45,830	Mondelez International, Inc. Class A	2,650,807
3,305	Pilgrim’s Pride Corp.	92,903
1,998	Post Holdings, Inc.*	176,343
60	Seaboard Corp.	267,860
1,995	Seneca Foods Corp. Class A*	347,010
3,255	Simply Good Foods Co.*	43,226
11,329	Smithfield Foods, Inc.	274,841
7,456	Tootsie Roll Industries, Inc.	294,885
3,056	TreeHouse Foods, Inc.*(b)	5,898
9,760	Tyson Foods, Inc. Class A	558,760
4,621	Utz Brands, Inc.	35,582
8,047	Vital Farms, Inc.*	93,587
24,907	Westrock Coffee Co.*	201,996

		15,597,024

Gas Utilities – 0.1%
5,865	Atmos Energy Corp.	1,010,363
2,233	Chesapeake Utilities Corp.	273,498
16,170	MDU Resources Group, Inc.	342,966
3,949	National Fuel Gas Co.	304,902
5,992	New Jersey Resources Corp.	335,792
6,171	Northwest Natural Holding Co.	302,749
3,422	ONE Gas, Inc.	263,733
3	RGC Resources, Inc.	72
3,307	Southwest Gas Holdings, Inc.	293,265
3,421	Spire, Inc.	267,146
21,804	Star Group LP	279,963
10,844	UGI Corp.	374,552

		4,049,001

Ground Transportation – 0.4%
858	ArcBest Corp.	123,157
652	Avis Budget Group, Inc.*	96,385
4,297	Covenant Logistics Group, Inc.	189,841

The accompanying notes are an integral part of these consolidated financial statements.	15

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Ground Transportation – (continued)
88,768	CSX Corp.	$4,219,143
4,164	Fedex Freight Holding Co., Inc.*	628,764
8,192	FTAI Infrastructure, Inc.	38,011
11,579	Heartland Express, Inc.	176,232
675	Hertz Global Holdings, Inc.*(a)	1,529
2,727	JB Hunt Transport Services, Inc.	789,276
4,470	Knight-Swift Transportation Holdings, Inc.	348,079
1,517	Landstar System, Inc.	313,731
12,916	Lyft, Inc. Class A*	188,703
13,716	Marten Transport Ltd.	237,973
8,911	Norfolk Southern Corp.	2,803,311
11,744	Old Dominion Freight Line, Inc.	2,543,750
8,746	PAMT Corp.*	122,531
3,415	Proficient Auto Logistics, Inc.*	23,256
54	RXO, Inc.*	1,490
1,626	Ryder System, Inc.	428,890
98	Saia, Inc.*	41,274
521	Schneider National, Inc. Class B	19,032
81,722	Uber Technologies, Inc.*	5,897,060
815	U-Haul Holding Co.*	53,334
1,694	U-Haul Holding Co.	97,744
27,232	Union Pacific Corp.	7,407,104
753	Universal Logistics Holdings, Inc.	11,144
1,749	Werner Enterprises, Inc.	76,274
2,923	XPO, Inc.*	600,063

		27,477,081

Health Care Equipment & Supplies – 0.8%
80,469	Abbott Laboratories	7,301,757
181,931	Accuray, Inc.*	46,902
1,990	Align Technology, Inc.*	335,633
16,096	Alphatec Holdings, Inc.*	139,230
22,891	AngioDynamics, Inc.*	297,812
448	Anteris Technologies Global Corp.*	4,413
8,442	Artivion, Inc.*	189,692
4,914	AtriCure, Inc.*	137,494
4,620	Avanos Medical, Inc.*	114,946
13,516	Axogen, Inc.*	624,304
5,235	Baxter International, Inc.	111,610
9,453	Becton Dickinson & Co.	1,430,522
2,963	Beta Bionics, Inc.*	46,430
8,680	Bioventus, Inc. Class A*	81,939
52,797	Boston Scientific Corp.*	2,253,376
2,143	Butterfly Network, Inc.*	18,044
107	CapsoVision, Inc.*	811
85,331	Cerus Corp.*	249,167

Shares	Description	Value

Common Stocks – (continued)

Health Care Equipment & Supplies – (continued)
13,764	ClearPoint Neuro, Inc.*	$245,550
831	CONMED Corp.	27,199
3,699	Cooper Cos., Inc.*	265,255
15,059	CVRx, Inc.*	77,403
9,780	Delcath Systems, Inc.*	123,130
138	Dentsply Sirona, Inc.	1,464
13,340	Dexcom, Inc.*	898,449
22,612	Edwards Lifesciences Corp.*	2,045,481
11,056	Electromed, Inc.*	467,669
13,386	Embecta Corp.	43,638
4,897	Envista Holdings Corp.*	129,036
1,764	Establishment Labs Holdings, Inc.*	151,369
149,625	Fractyl Health, Inc.*	118,862
13,251	GE HealthCare Technologies, Inc.	848,196
1,849	Glaukos Corp.*	258,416
4,204	Globus Medical, Inc. Class A*	332,158
2,097	Haemonetics Corp.*	157,275
403	ICU Medical, Inc.*	59,080
3,825	IDEXX Laboratories, Inc.*	2,013,633
27,333	Inogen, Inc.*	176,298
1,336	Inspire Medical Systems, Inc.*	59,599
2,576	Insulet Corp.*	392,196
699	Integer Holdings Corp.*	65,322
17,641	Intuitive Surgical, Inc.*	7,015,473
5,501	iRadimed Corp.	525,676
3,001	IRhythm Holdings, Inc.*	356,969
1,865	Kestra Medical Technologies Ltd.*	47,446
244	KORU Medical Systems, Inc.*	1,025
2,902	Lantheus Holdings, Inc.*	321,948
1,197	LeMaitre Vascular, Inc.	114,864
54	LENSAR, Inc.*	308
218	Lucid Diagnostics, Inc.*	233
10,322	Medline, Inc. Class A*	407,100
47,945	Medtronic PLC	3,750,737
1,409	Merit Medical Systems, Inc.*	97,700
203	Myomo, Inc.*	211
87,050	Neuronetics, Inc.*(a)	113,165
19,094	NeuroPace, Inc.*	303,404
573	Novocure Ltd.*	8,681
558	Omnicell, Inc.*	23,168
45,433	OraSure Technologies, Inc.*	202,631
20,207	Orchestra BioMed Holdings, Inc.*	87,193
15,772	Orthofix Medical, Inc.*	144,156
7,240	OrthoPediatrics Corp.*	138,501
12,997	Outset Medical, Inc.*	56,147
18,061	Owlet, Inc.*	103,670
4,719	Paragon 28, Inc.*(b)	425
1,922	Penumbra, Inc.*	606,871
19	Picard Medical, Inc.*	3

16	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Health Care Equipment & Supplies – (continued)
1,912	Procept Biorobotics Corp.*	$43,173
12	Pro-Dex, Inc.*	703
209	Pulmonx Corp.*	272
100	Pulse Biosciences, Inc.*	2,773
165	QuidelOrtho Corp.*	2,890
6,156	ResMed, Inc.	1,199,681
7,574	RxSight, Inc.*	36,507
9,609	Sanara Medtech, Inc.*	226,676
9,271	SANUWAVE Health, Inc.*(a)	92,710
14,922	Senseonics Holdings, Inc.*	84,757
17,847	SI-BONE, Inc.*	291,263
57,660	Sight Sciences, Inc.*	312,517
3,698	Solventum Corp.*	285,301
3,756	STAAR Surgical Co.*	107,760
109,607	Stereotaxis, Inc.*	188,524
3,956	STERIS PLC	833,015
61,471	Streamex Corp.*(a)	52,269
48	Strive, Inc. Class A*	524
13,124	Stryker Corp.	4,131,960
10,273	Tactile Systems Technology, Inc.*	305,930
4,317	Tandem Diabetes Care, Inc.*	65,144
660	Teleflex, Inc.	83,662
2,039	TransMedics Group, Inc.*	135,430
102,412	Treace Medical Concepts, Inc.*(a)	407,600
166	UFP Technologies, Inc.*	44,012
6,227	Utah Medical Products, Inc.	429,538
4,491	Varex Imaging Corp.*	46,841
5,147	Zimmer Biomet Holdings, Inc.	443,105

		46,623,002

Health Care Providers & Services – 0.9%
62,133	Accendra Health, Inc.*	212,495
9,422	AdaptHealth Corp.*	98,177
1,465	Addus HomeCare Corp.*	147,189
70	agilon health, Inc.*	7,503
23,137	AirSculpt Technologies, Inc.*(a)	104,117
18,708	Alignment Healthcare, Inc.*	445,438
2,622	AMN Healthcare Services, Inc.*	84,874
20,272	Ardent Health, Inc.*	199,477
4,540	Astrana Health, Inc.*	210,701
31,180	Aveanna Healthcare Holdings, Inc.*	267,213
10,118	BrightSpring Health Services, Inc.*	705,629
19,911	Brookdale Senior Living, Inc.*	320,368
10,502	Cardinal Health, Inc.	2,494,855
8,648	Castle Biosciences, Inc.*	206,255
7,917	Cencora, Inc.	2,240,353
11,825	Centene Corp.*	759,047

Shares	Description	Value

Common Stocks – (continued)

Health Care Providers & Services – (continued)
737	Chemed Corp.	$343,250
9,081	Cigna Group	2,503,450
50,472	Clover Health Investments Corp.*	264,473
3,436	Community Health Systems, Inc.*	11,476
6,160	Concentra Group Holdings Parent, Inc.	183,260
2,006	CorVel Corp.*	125,415
7,220	Cross Country Healthcare, Inc.*	95,376
48,201	CVS Health Corp.	4,986,393
1,496	DaVita, Inc.*	332,830
14,151	DocGo, Inc.*	7,303
7,600	Elevance Health, Inc.	2,939,148
2,713	Encompass Health Corp.	274,230
2,814	Ensign Group, Inc.	451,084
10,027	Fulgent Genetics, Inc.*	205,754
1,007	GeneDx Holdings Corp.*	69,131
6,655	Guardant Health, Inc.*	998,450
12,328	Guardian Pharmacy Services, Inc. Class A*	516,173
6,629	HCA Healthcare, Inc.	2,584,581
1,850	HealthEquity, Inc.*	167,092
5,338	Henry Schein, Inc.*	445,830
6,499	Hims & Hers Health, Inc.*	225,320
3,339	Hinge Health, Inc. Class A*	277,137
3,161	Humana, Inc.	1,255,612
22,147	InfuSystem Holdings, Inc.*	213,719
31,498	Innovage Holding Corp.*	373,251
36,391	Joint Corp.*	319,513
3,233	Labcorp Holdings, Inc.	905,240
8,713	LifeStance Health Group, Inc.*	93,316
4,705	Lumexa Imaging Holdings, Inc.*	53,072
5,329	McKesson Corp.	4,026,592
1,085	Molina Healthcare, Inc.*	248,140
94	Nano-X Imaging Ltd.*	109
2,039	National HealthCare Corp.	430,963
529	NeoGenomics, Inc.*	7,718
18,889	NRC Health	407,436
1,307	Nutex Health, Inc.*(a)	223,353
17,364	Omada Health, Inc.*	381,140
68,557	Oncology Institute, Inc.*	372,265
99,121	OPKO Health, Inc.*	148,682
6,514	Option Care Health, Inc.*	136,599
8,724	PACS Group, Inc.*	371,991
9,565	Pediatrix Medical Group, Inc.*	242,281
3,525	Pennant Group, Inc.*	130,249
2,799	Privia Health Group, Inc.*	72,018
7,104	Progyny, Inc.*	204,808
4,632	Quest Diagnostics, Inc.	981,752
1,350	RadNet, Inc.*	83,255

The accompanying notes are an integral part of these consolidated financial statements.	17

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Health Care Providers & Services – (continued)
4	SBC Medical Group Holdings, Inc.*	$12
5,248	Select Medical Holdings Corp.	86,644
7,625	Sonida Senior Living, Inc.*	311,100
21,215	Strata Critical Medical, Inc.*	111,803
7,234	Surgery Partners, Inc.*	121,531
57,963	Talkspace, Inc.*	301,408
3,263	Tenet Healthcare Corp.*	610,442
1,394	U.S. Physical Therapy, Inc.	95,740
38,453	UnitedHealth Group, Inc.	15,982,220
2,088	Universal Health Services, Inc. Class B	310,465
33,415	Viemed Healthcare, Inc.*	380,931

		56,506,217

Health Care REITs – 0.2%
2,802	Alexandria Real Estate Equities, Inc.	148,086
9,348	American Healthcare REIT, Inc.	487,498
12,294	CareTrust REIT, Inc.	496,063
5,363	Chiron Real Estate, Inc.	201,220
18,789	Community Healthcare Trust, Inc.	343,463
25,506	Diversified Healthcare Trust	237,206
13,676	Healthcare Realty Trust, Inc.	275,845
13,879	Healthpeak Properties, Inc.	297,011
7,874	LTC Properties, Inc.	302,755
4,843	Medical Properties Trust, Inc.	22,375
3,666	National Health Investors, Inc.	279,569
10,868	Omega Healthcare Investors, Inc.	518,186
13,083	Sabra Health Care REIT, Inc.	255,249
9,859	Sila Realty Trust, Inc.	299,319
39	Strawberry Fields REIT, Inc.	536
9,177	Universal Health Realty Income Trust	402,503
15,942	Ventas, Inc.	1,415,650
24,716	Welltower, Inc.	5,609,790

		11,592,324

Health Care Technology – 0.0%
5,670	Certara, Inc.*	37,139
4,658	Claritev Corp.*(a)	158,884
10,993	Definitive Healthcare Corp.*	9,134
4,170	Doximity, Inc. Class A*	86,486
205	Evolent Health, Inc. Class A*	1,111
22,034	GoodRx Holdings, Inc. Class A*	63,458
43,456	Health Catalyst, Inc.*(a)	86,477
7,928	HealthStream, Inc.	216,038
4,668	HeartFlow, Inc.*	136,959
21,590	LifeMD, Inc.*	89,167
9,665	OptimizeRx Corp.*	55,284

Shares	Description	Value

Common Stocks – (continued)

Health Care Technology – (continued)
5,850	Phreesia, Inc.*	$60,196
1,494	Schrodinger, Inc.*	24,278
3,825	Simulations Plus, Inc.*	70,036
3,761	Teladoc Health, Inc.*	31,893
7,900	TruBridge, Inc.*	207,059
4,819	Veeva Systems, Inc. Class A*	855,228
2,295	Waystar Holding Corp.*	47,116

		2,235,943

Hotel & Resort REITs – 0.0%
6,569	Apple Hospitality REIT, Inc.	110,425
35,667	Braemar Hotels & Resorts, Inc.	77,041
15,920	Chatham Lodging Trust	210,622
10,769	DiamondRock Hospitality Co.	131,166
23,674	Host Hotels & Resorts, Inc.	561,310
5,047	Park Hotels & Resorts, Inc.	71,920
5,977	Pebblebrook Hotel Trust	116,013
6,596	RLJ Lodging Trust	78,163
1,660	Ryman Hospitality Properties, Inc.	213,393
9,980	Service Properties Trust	16,866
2,957	Summit Hotel Properties, Inc.	20,729
5,612	Sunstone Hotel Investors, Inc.	64,257
5,139	Xenia Hotels & Resorts, Inc.	104,630

		1,776,535

Hotels, Restaurants & Leisure – 0.8%
10,824	Accel Entertainment, Inc.*	136,491
15,896	Airbnb, Inc. Class A*	2,274,718
5,520	Aramark	314,088
54	Bally’s Corp.*	740
1,064	BJ’s Restaurants, Inc.*	64,622
9,435	Black Rock Coffee Bar, Inc. Class A*	78,216
5,194	Bloomin’ Brands, Inc.	47,473
33,603	Booking Holdings, Inc.	5,989,399
2,185	Boyd Gaming Corp.	193,001
1,215	Brinker International, Inc.*	204,120
5,691	Caesars Entertainment, Inc.*	171,754
71,094	Carnival Corp. Ltd.	2,031,156
569	Cava Group, Inc.*	44,655
5,316	Century Casinos, Inc.*	6,804
1,178	Cheesecake Factory, Inc.	93,698
46,387	Chipotle Mexican Grill, Inc.*	1,577,158
1,201	Choice Hotels International, Inc.(a)	132,434
1,453	Churchill Downs, Inc.	130,247
34	Cracker Barrel Old Country Store, Inc.	1,812
4,344	Darden Restaurants, Inc.	894,907
4,076	Dine Brands Global, Inc.(a)	146,328
1,401	Domino’s Pizza, Inc.	414,752
12,954	DoorDash, Inc. Class A*	2,390,402
4,899	DraftKings, Inc. Class A*	123,749

18	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Hotels, Restaurants & Leisure – (continued)
708	Dutch Bros, Inc. Class A*	$50,841
11,299	El Pollo Loco Holdings, Inc.*	191,631
4,796	Expedia Group, Inc.	1,227,201
3,499	First Watch Restaurant Group, Inc.*	45,102
4,150	Flutter Entertainment PLC*	424,006
1,235	Genius Sports Ltd.*	7,484
654	Global Business Travel Group I*	6,141
1,900	Hilton Grand Vacations, Inc.*	99,503
12,000	Hilton Worldwide Holdings, Inc.	3,965,520
422	Hyatt Hotels Corp. Class A	81,801
16,517	Inspired Entertainment, Inc.*	136,265
5,665	Jack in the Box, Inc.*	89,564
54	Krispy Kreme, Inc.*	191
608	Kura Sushi USA, Inc. Class A*	34,996
12,644	Las Vegas Sands Corp.	584,026
1,814	Life Time Group Holdings, Inc.*	74,084
7,502	Lindblad Expeditions Holdings, Inc.*	211,857
1,134	Lucky Strike Entertainment Corp. Class C(a)	8,482
9,021	Marriott International, Inc. Class A	3,343,092
31,914	McDonald’s Corp.	8,626,673
4,527	MGM Resorts International*	216,436
2,375	Monarch Casino & Resort, Inc.	312,574
4,937	Nathan’s Famous, Inc.	501,599
8,602	Navan, Inc. Class A*	196,728
3,419	Norwegian Cruise Line Holdings Ltd.*	72,175
1,746	Papa John’s International, Inc.(a)	64,200
2,075	Planet Fitness, Inc. Class A*	108,253
14,428	Portillo’s, Inc. Class A*	68,389
3,865	Pursuit Attractions & Hospitality, Inc.*	216,324
2,605	RCI Hospitality Holdings, Inc.	71,169
9,804	Red Robin Gourmet Burgers, Inc.*	78,334
2,801	Red Rock Resorts, Inc. Class A	182,233
9,262	Restaurant Brands International, Inc.	671,588
13,083	Royal Caribbean Cruises Ltd.	4,154,245
12,027	Rush Street Interactive, Inc.*	357,683
18,432	Sabre Corp.*	38,523
1,222	Serve Robotics, Inc.*(a)	8,041
282	Shake Shack, Inc. Class A*	15,798
433	Six Flags Entertainment Corp.*	9,223

Shares	Description	Value

Common Stocks – (continued)

Hotels, Restaurants & Leisure – (continued)
37,941	Starbucks Corp.	$3,877,191
899	Super Group SGHC Ltd.	12,181
584	Sweetgreen, Inc. Class A*	5,145
8,900	Target Hospitality Corp.*	181,204
1,773	Texas Roadhouse, Inc.	342,597
2,757	Travel & Leisure Co.	210,718
146	United Parks & Resorts, Inc.*	6,970
869	Vail Resorts, Inc.(a)	118,314
5,526	Viking Holdings Ltd.*	578,406
398	Wendy’s Co.(a)	3,299
1,097	Wingstop, Inc.	190,231
1,368	Wyndham Hotels & Resorts, Inc.	115,199
2,016	Wynn Resorts Ltd.	195,733
7,151	Xponential Fitness, Inc. Class A*	49,485
11,467	Yum! Brands, Inc.	1,833,115

		51,734,487

Household Durables – 0.2%
1,896	Beazer Homes USA, Inc.*	53,183
181	Cavco Industries, Inc.*	111,203
1,407	Century Communities, Inc.	100,826
1,680	Champion Homes, Inc.*	148,042
48,032	Cricut, Inc. Class A	210,860
9,570	Dr. Horton, Inc.	1,558,762
576	Dream Finders Homes, Inc. Class A*	9,942
11,347	Ethan Allen Interiors, Inc.	253,492
1,492	Flexsteel Industries, Inc.	111,124
139,624	GoPro, Inc. Class A*(a)	108,627
1,993	Green Brick Partners, Inc.*	159,520
5,335	Hamilton Beach Brands Holding Co. Class A	122,865
1,031	Helen of Troy Ltd.*	29,971
10,887	Hooker Furnishings Corp.	194,115
699	Hovnanian Enterprises, Inc. Class A*	99,545
1,770	Installed Building Products, Inc.	406,817
2,215	KB Home	138,637
3,026	La-Z-Boy, Inc.	121,403
7,638	Legacy Housing Corp.*	200,650
16,838	Leggett & Platt, Inc.	197,173
4,668	Lennar Corp. Class A	422,407
17,268	Lifetime Brands, Inc.	147,296
9,180	Lovesac Co.*	153,214
1,021	M/I Homes, Inc.*	164,167
1,134	Meritage Homes Corp.	95,086
1,865	Mohawk Industries, Inc.*	226,280
287	NVR, Inc.*	1,955,446
7,812	PulteGroup, Inc.	1,071,884
173,192	Purple Innovation, Inc.*	61,829
3,507	SharkNinja, Inc.*	534,011
6,653	Smith Douglas Homes Corp.*	103,388

The accompanying notes are an integral part of these consolidated financial statements.	19

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Household Durables – (continued)
10,611	Somnigroup International, Inc.	$831,902
7,521	Sonos, Inc.*	101,759
3,688	Taylor Morrison Home Corp.*	264,577
3,828	Toll Brothers, Inc.	630,663
1,320	TopBuild Corp.*	467,980
300	Traeger, Inc.*	23,649
68	Whirlpool Corp.	2,681

		11,594,976

Household Products – 0.3%
4,113	Central Garden & Pet Co. Class A*	159,461
9,471	Church & Dwight Co., Inc.	917,550
5,132	Clorox Co.	489,798
35,535	Colgate-Palmolive Co.	3,257,849
277	Energizer Holdings, Inc.	5,939
13,030	Kimberly-Clark Corp.	1,430,303
5,461	Oil-Dri Corp. of America	558,169
86,203	Procter & Gamble Co.	12,640,808
5,096	Reynolds Consumer Products, Inc.	136,828
1,004	Spectrum Brands Holdings, Inc.	86,093
2,297	WD-40 Co.	559,641

		20,242,439

Independent Power and Renewable Electricity Producers – 0.1%
12,025	AES Corp.	176,286
7,444	Brookfield Renewable Corp.(a)	276,321
14,134	Clearway Energy, Inc. Class C	483,100
236	Hallador Energy Co.*	4,104
27,644	Montauk Renewables, Inc.*	43,125
4,230	Ormat Technologies, Inc.	460,647
1,122	Talen Energy Corp.*	431,140
10,757	Vistra Corp.	1,706,383
1,363	XPLR Infrastructure LP*	16,097

		3,597,203

Industrial Conglomerates – 0.1%
18,713	3M Co.	3,029,822
46	Brookfield Business Corp. Class A	1,373
14,686	Honeywell International, Inc.	3,288,195

		6,319,390

Industrial REITs – 0.1%
8,991	Americold Realty Trust, Inc.	141,339
1,368	EastGroup Properties, Inc.	277,061
3,435	First Industrial Realty Trust, Inc.	210,600
9,345	Industrial Logistics Properties Trust	82,890
367	Innovative Industrial Properties, Inc.	22,747

Shares	Description	Value

Common Stocks – (continued)

Industrial REITs – (continued)
81	Lineage, Inc.	$3,503
4,888	LXP Industrial Trust	263,365
14,949	One Liberty Properties, Inc.	365,055
40,334	Prologis, Inc.	5,464,047
4,249	Rexford Industrial Realty, Inc.	142,341
6,323	STAG Industrial, Inc.	240,653
2,727	Terreno Realty Corp.	176,628

		7,390,229

Insurance – 0.9%
2,097	Abacus Global Management, Inc.(a)	22,459
8,553	Accelerant Holdings Class A*	100,241
18,891	Aflac, Inc.	2,214,970
10,956	Allstate Corp.	2,606,871
22,547	American Coastal Insurance Corp. Class C	250,272
4,021	American Financial Group, Inc.	562,699
19,052	American International Group, Inc.	1,419,946
8,348	AMERISAFE, Inc.	282,413
8,664	Aon PLC Class A	2,873,762
15,607	Arch Capital Group Ltd.*	1,514,815
8,144	Arthur J Gallagher & Co.	1,869,618
2,737	Assurant, Inc.	734,967
2,362	Assured Guaranty Ltd.	189,338
16,671	Aviva PLC	143,734
4,972	Axis Capital Holdings Ltd.	534,192
540	Baldwin Insurance Group, Inc.*	14,353
3,833	Bowhead Specialty Holdings, Inc.*	114,722
3,371	Brighthouse Financial, Inc.*	213,384
7,540	Brown & Brown, Inc.	483,691
7,346	Cincinnati Financial Corp.	1,360,038
14,321	Citizens, Inc.*(a)	82,203
5,300	CNA Financial Corp.	257,633
3,772	CNO Financial Group, Inc.	192,297
15,240	Crawford & Co. Class A	171,755
13,639	Donegal Group, Inc. Class A	257,232
5,445	Employers Holdings, Inc.	274,864
1,032	Erie Indemnity Co. Class A	247,422
1,529	Everest Group Ltd.	546,205
21,175	Exzeo Group, Inc.*	357,222
5,080	F&G Annuities & Life, Inc.	135,077
5,976	Fidelity National Financial, Inc.	281,828
3,802	First American Financial Corp.	260,779
29,892	Genworth Financial, Inc.*	283,077
4,660	Global Indemnity Group LLC Class A	116,500
4,814	Globe Life, Inc.	860,165

20	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Insurance – (continued)
106	Goosehead Insurance, Inc. Class A*	$5,141
21,426	Greenlight Capital Re Ltd. Class A*	346,673
30,350	Hagerty, Inc. Class A*	361,772
14,475	Hamilton Insurance Group Ltd. Class B	491,281
2,357	Hanover Insurance Group, Inc.	504,681
12,984	Hartford Insurance Group, Inc.	1,720,640
1,411	HCI Group, Inc.	247,278
12,780	Heritage Insurance Holdings, Inc.*	333,302
3,522	Hippo Holdings, Inc.*	99,532
5,252	Horace Mann Educators Corp.	271,266
888	Investors Title Co.	243,028
39,975	James River Group Holdings, Inc.	175,890
2,624	Kemper Corp.	70,743
12	Kestrel Group Ltd.*	108
8,606	Kingstone Cos., Inc.	163,772
26,056	Kingsway Corp.*	271,504
919	Kinsale Capital Group, Inc.	303,095
729	Lemonade, Inc.*	47,421
8,352	Lincoln National Corp.	295,243
8,564	Loews Corp.	969,530
565	Markel Group, Inc.*	1,103,451
18,804	Marsh & McLennan Cos., Inc.	3,134,063
34,002	MBIA, Inc.*	221,693
5,817	Mercury General Corp.	620,209
19,828	MetLife, Inc.	1,677,647
10,313	Neptune Insurance Holdings, Inc. Class A*	324,859
18,560	NI Holdings, Inc.*	291,578
12,386	Octave Specialty Group, Inc.*	77,289
14,794	Old Republic International Corp.	605,370
1,146	Oscar Health, Inc. Class A*	32,684
1,508	Palomar Holdings, Inc.*	190,596
1,586	Primerica, Inc.	450,741
8,531	Principal Financial Group, Inc.	919,471
22,059	Progressive Corp.	4,818,789
12,480	Prudential Financial, Inc.	1,346,966
2,457	Reinsurance Group of America, Inc.	522,481
2,879	RenaissanceRe Holdings Ltd.	912,355
5,283	RLI Corp.	312,067
69	Root, Inc. Class A*	3,858
2,375	Ryan Specialty Holdings, Inc.	89,680
3,178	Safety Insurance Group, Inc.	237,905
3,735	Selective Insurance Group, Inc.	362,332
9,877	Selectquote, Inc.*	8,308

Shares	Description	Value

Common Stocks – (continued)

Insurance – (continued)
18,159	SiriusPoint Ltd.*	$435,816
1,411	Skyward Specialty Insurance Group, Inc.*	82,332
11,498	Slide Insurance Holdings, Inc.*	222,716
1,574	Stewart Information Services Corp.	103,915
3,431	Tiptree, Inc.	61,484
9,278	Travelers Cos., Inc.	3,062,853
1,039	Trupanion, Inc.*	25,736
6,521	TWFG, Inc.*	156,830
6,980	United Fire Group, Inc.	366,031
10,132	Universal Insurance Holdings, Inc.	419,060
4,446	Unum Group	397,472
15,427	W.R. Berkley Corp.	1,088,066
209	White Mountains Insurance Group Ltd.	433,338
4,108	Willis Towers Watson PLC	1,073,708

		54,946,393

Interactive Media & Services – 3.7%
203,322	Alphabet, Inc. Class C	71,839,762
269,298	Alphabet, Inc. Class A	96,239,026
111	Angi, Inc.*	661
52,339	Arena Group Holdings, Inc.*(a)	43,441
8,061	Bumble, Inc. Class A*	25,795
5,568	Cargurus, Inc.*	189,813
5,785	Cars.com, Inc.*	63,288
2,890	EverQuote, Inc. Class A*	68,753
766	fuboTV, Inc. Class A*(a)	7,047
7,276	Grindr, Inc.*	104,556
9,145	Match Group, Inc.	347,967
7,321	MediaAlpha, Inc. Class A*	92,025
103,195	Meta Platforms, Inc. Class A	58,128,712
42,387	Nextdoor Holdings, Inc.*	96,219
801	People, Inc.*	36,974
16,206	Pinterest, Inc. Class A*	340,812
309	QuinStreet, Inc.*	4,527
2,970	Reddit, Inc. Class A*	515,533
141	RUM Group, Inc.*(a)	894
1,593	Shutterstock, Inc.	22,222
23,566	Snap, Inc. Class A*	104,633
27,869	Taboola.com Ltd.*	139,345
18,272	Travelzoo*	213,417
2,773	TripAdvisor, Inc.*	38,018
496	Trump Media & Technology Group Corp.*	3,839
4,741	Yelp, Inc.*	116,249
2,661	Ziff Davis, Inc.*	139,357
25,943	ZipRecruiter, Inc. Class A*	97,286
6,690	ZoomInfo Technologies, Inc.*	19,602

		229,039,773

The accompanying notes are an integral part of these consolidated financial statements.	21

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

IT Services – 0.4%
21,318	Accenture PLC Class A	$2,652,812
2,942	Akamai Technologies, Inc.*	347,774
2,655	Amdocs Ltd.	134,184
2,121	Applied Digital Corp.*	79,113
15,039	Backblaze, Inc. Class A*	238,519
572	BigBear.ai Holdings, Inc.*(a)	2,099
11,016	Cloudflare, Inc. Class A*	2,702,004
15,027	Cognizant Technology Solutions Corp. Class A	581,996
34,402	Commerce.com, Inc.*	101,830
2,838	CoreWeave, Inc. Class A*	282,495
97	Crexendo, Inc.*	725
34	CSP, Inc.	270
722	DigitalOcean Holdings, Inc.*	113,376
6,561	DXC Technology Co.*	58,065
825	EPAM Systems, Inc.*	65,464
1,612	Everforth, Inc.*	28,806
2,250	Gartner, Inc.*	291,645
1,450	Globant SA*	41,963
3,454	GoDaddy, Inc. Class A*	293,175
305	Grid Dynamics Holdings, Inc.*	1,732
16,006	Hackett Group, Inc.	172,385
51,662	Information Services Group, Inc.	212,331
33,869	International Business Machines Corp.	9,524,301
8,291	Kyndryl Holdings, Inc.*	93,771
2,209	MongoDB, Inc.*	742,003
2,539	Okta, Inc.*	346,447
123	Rackspace Technology, Inc.*	803
11,200	Snowflake, Inc.*	2,850,400
5,228	TSS, Inc.*	64,304
13,984	Tucows, Inc. Class A*	188,364
2,210	Twilio, Inc. Class A*	455,989
73,604	Unisys Corp.*	269,391
5,089	VeriSign, Inc.	1,280,189
305	VTEX Class A*	1,220
5,414	Whitefiber, Inc.*(a)	210,334

		24,430,279

Leisure Products – 0.1%
4,960	Acushnet Holdings Corp.	587,909
2,880	Brunswick Corp.	242,611
9,378	Callaway Golf Co.*	176,213
59,366	Clarus Corp.	187,003
8,474	Escalade, Inc.	159,142
9,469	Funko, Inc. Class A*	55,678
7,551	Hasbro, Inc.	623,637
5,381	JAKKS Pacific, Inc.	125,270
6,283	Johnson Outdoors, Inc. Class A	289,269
248	Latham Group, Inc.*	1,604
768	Malibu Boats, Inc. Class A*	21,066

Shares	Description	Value

Common Stocks – (continued)

Leisure Products – (continued)
16,063	MasterCraft Boat Holdings, Inc.*	$414,747
9,970	Mattel, Inc.*	138,383
5,848	Peloton Interactive, Inc. Class A*	34,562
4,179	Polaris, Inc.	286,011
12,819	Smith & Wesson Brands, Inc.	192,798
3,795	Sturm Ruger & Co., Inc.	143,641
37,401	Tron, Inc.*	60,215
5,225	YETI Holdings, Inc.*	258,951

		3,998,710

Life Sciences Tools & Services – 0.4%
3,527	10X Genomics, Inc. Class A*	135,225
12,883	Adaptive Biotechnologies Corp.*	276,340
9,628	Agilent Technologies, Inc.	1,278,887
42,355	Alpha Teknova, Inc.*(a)	240,576
22	Atlantic International Corp.*	20
20,026	Avantor, Inc.*	198,257
2,415	BioLife Solutions, Inc.*	68,200
534	Bio-Rad Laboratories, Inc. Class A*	156,788
3,043	Bio-Techne Corp.	214,988
1,134	Charles River Laboratories International, Inc.*	257,180
107,077	Codexis, Inc.*	241,994
7,125	CryoPort, Inc.*	111,863
13,772	Cytek Biosciences, Inc.*	61,010
28,352	Danaher Corp.	5,400,489
3,670	Ginkgo Bioworks Holdings, Inc.*	36,370
2,059	ICON PLC*	357,669
6,566	Illumina, Inc.*	1,154,500
4,569	IQVIA Holdings, Inc.*	882,822
30,922	Lifecore Biomedical, Inc.*	162,340
7,479	Maravai LifeSciences Holdings, Inc. Class A*	46,669
109,491	MaxCyte, Inc.*	134,674
1,321	Medpace Holdings, Inc.*	699,588
320	Mesa Laboratories, Inc.	31,856
803	Mettler-Toledo International, Inc.*	1,025,841
42,309	Nautilus Biotechnology, Inc.*	79,118
40,771	OmniAb, Inc.*	100,297
60,954	Pacific Biosciences of California, Inc.*	102,403
4,722	Personalis, Inc.*	63,275
12,194	Quanterix Corp.*	52,678
58,539	Quantum-Si, Inc.*(a)	51,807
194	Repligen Corp.*	26,469
1,716	Revvity, Inc.	190,922
122,298	Seer, Inc.*	203,015
10,559	Sotera Health Co.*	187,422
87,182	Standard BioTools, Inc.*	71,725

22	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Life Sciences Tools & Services – (continued)
1,079	Tempus AI, Inc. Class A*	$62,506
16,807	Thermo Fisher Scientific, Inc.	8,426,358
3,487	Waters Corp.*	1,307,764
1,741	West Pharmaceutical Services, Inc.	625,019

		24,724,924

Machinery – 1.1%
23,400	3D Systems Corp.*	70,668
15	Aebi Schmidt Holding AG	188
2,488	AGCO Corp.	297,814
11,709	AirJoule Technologies Corp.*	64,868
529	Alamo Group, Inc.	87,015
49	Albany International Corp. Class A	3,651
4,076	Alliance Laundry Holdings, Inc.*	108,096
2,391	Allison Transmission Holdings, Inc.	269,561
3,605	Astec Industries, Inc.	220,590
7,303	Atmus Filtration Technologies, Inc.	372,380
4,051	Blue Bird Corp.*	319,867
20,329	Caterpillar, Inc.	21,648,352
5,633	CECO Environmental Corp.*	511,138
1,683	Chart Industries, Inc.*	351,646
19,543	CNH Industrial NV	219,468
1,053	Columbus McKinnon Corp.	15,932
1,371	Crane Co.	305,829
5,209	Cummins, Inc.	3,715,111
8,890	Deere & Co.	5,639,194
7,592	Donaldson Co., Inc.	681,534
8,591	Douglas Dynamics, Inc.	463,484
4,846	Dover Corp.	1,086,861
8,516	Energy Recovery, Inc.*	76,814
3,791	Enerpac Tool Group Corp.	135,945
608	Enpro, Inc.	229,173
586	Esab Corp.	57,797
1,188	ESCO Technologies, Inc.	415,848
2,649	Federal Signal Corp.	340,370
4,567	Flowserve Corp.	338,689
8,556	Fortive Corp.	522,686
2,305	Franklin Electric Co., Inc.	247,073
6,901	Gates Industrial Corp. PLC*	193,021
11,621	Gencor Industries, Inc.*	173,385
4,528	Gorman-Rupp Co.	415,399
19,583	Graco, Inc.	1,480,671
2,089	Graham Corp.*	258,597
1,089	Greenbrier Cos., Inc.	53,372
1,274	Helios Technologies, Inc.	113,705
3,286	Hillman Solutions Corp.*	27,734
856	Hyster-Yale, Inc.	30,011
2,303	IDEX Corp.	522,666
11,673	Illinois Tool Works, Inc.	3,157,196
11,864	Ingersoll Rand, Inc.	972,729

Shares	Description	Value

Common Stocks – (continued)

Machinery – (continued)
2,883	ITT, Inc.	$570,142
1,263	JBT Marel Corp.	183,135
176	Kadant, Inc.	55,304
5,237	Kennametal, Inc.	183,557
6,219	L.B. Foster Co. Class A*	280,912
2,720	Lincoln Electric Holdings, Inc.	722,187
1,854	Lindsay Corp.	229,525
16,121	Luxfer Holdings PLC	290,823
7,916	Manitowoc Co., Inc.*	109,953
3,771	Mayville Engineering Co., Inc.*	141,262
5,901	Microvast Holdings, Inc.*	6,904
750	Middleby Corp.*	129,008
2,479	Miller Industries, Inc.	126,801
4,768	Mueller Industries, Inc.	586,130
6,262	Mueller Water Products, Inc. Class A	161,747
2,244	Nordson Corp.	676,992
9,200	Omega Flex, Inc.	288,788
6,926	Oshkosh Corp.	1,063,002
14,246	Otis Worldwide Corp.	1,020,014
17,758	PACCAR, Inc.	2,133,091
3,747	Palladyne AI Corp.*(a)	22,782
5,962	Parker-Hannifin Corp.	5,831,551
4,341	Park-Ohio Holdings Corp.	166,911
4,303	Pentair PLC	329,868
984	Proto Labs, Inc.*	80,206
1,142	RBC Bearings, Inc.*	735,517
11,406	Richtech Robotics, Inc. Class B*(a)	24,067
2,064	Snap-on, Inc.	830,554
1,962	SPX Technologies, Inc.*	481,024
564	Standex International Corp.	201,726
2,011	Stanley Black & Decker, Inc.	189,275
2,921	Stratasys Ltd.*	25,004
1,334	Symbotic, Inc.*	59,963
2,346	Tennant Co.	205,369
3,579	Terex Corp.	259,084
2,026	Timken Co.	294,418
6,493	Titan International, Inc.*	50,061
5,209	Toro Co.	507,461
4,982	Trinity Industries, Inc.	172,278
9,225	Velo3D, Inc.*(a)	161,899
4,950	Wabash National Corp.	66,825
2,025	Watts Water Technologies, Inc. Class A	792,686
6,057	Westinghouse Air Brake Technologies Corp.	1,632,967
2,563	Worthington Enterprises, Inc.	137,787
7,882	Xylem, Inc.	931,731

		69,366,419

The accompanying notes are an integral part of these consolidated financial statements.	23

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Marine Transportation – 0.0%
2,971	Costamare Bulkers Holdings Ltd.*	$52,171
13,753	Costamare, Inc.	192,817
10,372	Genco Shipping & Trading Ltd.	257,018
5,987	Global Ship Lease, Inc. Class A	225,111
1,413	Kirby Corp.*	192,126
333	Matson, Inc.	64,013
7,468	Pangaea Logistics Solutions Ltd.	48,542
28,466	Safe Bulkers, Inc.	179,620
6,343	Star Bulk Carriers Corp.	158,385

		1,369,803

Media – 0.1%
9,864	AMC Global Media, Inc.*	98,443
21,908	Boston Omaha Corp. Class A*(a)	298,825
308	Cable One, Inc.*	16,358
10,264	Cardlytics, Inc.*	46,085
1,591	Charter Communications, Inc. Class A*	226,256
28,024	Clear Channel Outdoor Holdings, Inc.*	67,818
4,166	DoubleVerify Holdings, Inc.*	45,159
3,726	EchoStar Corp. Class A*	378,189
79	Emerald Holding, Inc.	398
57,713	Entravision Communications Corp. Class A	752,578
6,857	EW Scripps Co. Class A*	18,994
4,688	Fox Corp. Class A	244,526
4,072	Fox Corp. Class B	190,733
19,026	Gambling.com Group Ltd.*(a)	36,149
12,398	Gray Media, Inc.(a)	49,220
1,103	Ibotta, Inc. Class A*	37,678
40,472	iHeartMedia, Inc. Class A	173,625
2,631	John Wiley & Sons, Inc. Class A	127,630
818	Liberty Broadband Corp. Class C*	27,207
20	Liberty Broadband Corp. Class A*	666
2,288	Magnite, Inc.*	43,426
6,717	MNTN, Inc. Class A*	61,796
17,536	National CineMedia, Inc.	66,637
10,220	New York Times Co. Class A	715,196
10,370	News Corp. Class A	257,487
4,776	News Corp. Class B	134,015
1,070	Nexstar Media Group, Inc.	191,091
2,255	NIQ Global Intelligence PLC*	21,084
15,759	Omnicom Group, Inc.	1,147,728
16,736	Paramount Skydance Corp. Class B(a)	165,017
6,605	Scholastic Corp.	303,830

Shares	Description	Value

Common Stocks – (continued)

Media – (continued)
483	Sinclair, Inc.	$6,883
7,686	Sirius XM Holdings, Inc.	227,044
14,939	TechTarget, Inc.*	53,780
10,112	Trade Desk, Inc. Class A*	182,825
789	USA TODAY Co., Inc.*	6,746
5,049	Versant Media Group, Inc.	181,815

		6,602,937

Metals & Mining – 0.3%
6,620	Alcoa Corp.	345,167
304	Alpha Metallurgical Resources, Inc.*	50,142
21,239	American Battery Technology Co.*	60,106
348	Anglogold Ashanti PLC	28,150
3,213	Aura Minerals, Inc.(a)	202,258
1,626	Century Aluminum Co.*	74,812
7,000	Cleveland-Cliffs, Inc.*	65,730
21,906	Coeur Mining, Inc.	357,506
5,080	Commercial Metals Co.	318,770
6,051	Compass Minerals International, Inc.*	188,368
286	Constellium SE*	9,115
3,908	Contango Silver & Gold, Inc.*	61,707
122	Critical Metals Corp.*(a)	1,250
16,893	Dakota Gold Corp.*	71,964
7,048	Evraz PLC*(b)	—
48,853	Freeport-McMoRan, Inc.	3,072,365
91,550	Gold Resource Corp.*	115,353
15,625	Hecla Mining Co.	241,094
1,109	Hycroft Mining Holding Corp. Class A*(a)	25,950
54,904	i-80 Gold Corp.*	79,062
3,265	Idaho Strategic Resources, Inc.*	106,929
2,809	Ivanhoe Electric, Inc.*	26,994
1,212	Kaiser Aluminum Corp.	237,103
183	Lifezone Metals Ltd.*	710
1,319	Materion Corp.	392,257
4,083	McEwen, Inc.*	74,025
6,623	Metallus, Inc.*	123,784
2,405	MP Materials Corp.*	134,704
51,913	Newmont Corp.	4,848,674
7,985	NioCorp Developments Ltd.*	38,488
1,477	Novagold Resources, Inc.*	8,818
7,795	Nucor Corp.	1,736,336
2,272	Perpetua Resources Corp.*	47,167
234	Ramaco Resources, Inc. Class A*	3,096
2,518	Reliance, Inc.	940,725
2,652	Royal Gold, Inc.	529,366
921	Ryerson Holding Corp.	22,666
3,935	Southern Copper Corp.	685,713
4,726	Steel Dynamics, Inc.	1,084,428
11,758	SunCoke Energy, Inc.	94,652

24	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Metals & Mining – (continued)
14,322	Tredegar Corp.*	$114,003
1,561	U.S. Antimony Corp.*(a)	11,333
7,955	U.S. Gold Corp.*	121,950
16	U.S. Goldmining, Inc.*	130
4,472	USA Rare Earth, Inc.*	96,506
54,647	Vista Gold Corp.*	104,376
336	Vox Royalty Corp.	1,589
1,398	Warrior Met Coal, Inc.	113,462
3,131	Worthington Steel, Inc.	105,139

		17,173,992

Mortgage Real Estate Investment Trusts (REITs) – 0.1%
4	ACRES Commercial Realty Corp.*	71
24,544	Adamas Trust, Inc.	230,223
65,982	AGNC Investment Corp.	719,204
32,887	Angel Oak Mortgage REIT, Inc.	298,614
35,778	Annaly Capital Management, Inc.	799,996
18,970	Apollo Commercial Real Estate Finance, Inc.	202,600
6,872	Arbor Realty Trust, Inc.	37,246
40,386	ARES Commercial Real Estate Corp.	181,737
10,218	ARMOUR Residential REIT, Inc.	178,304
8,929	Blackstone Mortgage Trust, Inc. Class A	151,347
49,098	BrightSpire Capital, Inc.	267,584
8,540	Chimera Investment Corp.	113,924
18,815	Dynex Capital, Inc.	246,665
17,458	Ellington Financial, Inc.	237,603
17,331	Franklin BSP Realty Trust, Inc.	141,074
66,198	Granite Point Mortgage Trust, Inc.	99,297
31,771	Invesco Mortgage Capital, Inc.	250,991
33,805	KKR Real Estate Finance Trust, Inc.	231,226
23,161	Ladder Capital Corp.	230,452
16,678	MFA Financial, Inc.	161,610
27,387	Nexpoint Real Estate Finance, Inc.	424,499
27,389	Orchid Island Capital, Inc.	190,901
13,336	PennyMac Mortgage Investment Trust	150,430
38,442	Ready Capital Corp.	67,274
17,402	Redwood Trust, Inc.	82,485
20,528	Rithm Capital Corp.	192,758
15,824	Rithm Property Trust, Inc.	227,866
11,778	Starwood Property Trust, Inc.	192,924
18,546	Sunrise Realty Trust, Inc.(a)	146,513

Shares	Description	Value

Common Stocks – (continued)

Mortgage Real Estate Investment Trusts (REITs) – (continued)
33,657	TPG Mortgage Investment Trust, Inc.	$266,563
28,914	TPG RE Finance Trust, Inc.	242,010
11,228	Two Harbors Investment Corp.	139,339

		7,103,330

Multi-Utilities – 0.2%
9,066	Ameren Corp.	1,024,821
6,278	Avista Corp.	256,833
4,872	Black Hills Corp.	362,477
24,186	CenterPoint Energy, Inc.	1,065,151
8,990	CMS Energy Corp.	687,735
12,848	Consolidated Edison, Inc.	1,421,374
30,146	Dominion Energy, Inc.	2,058,670
6,868	DTE Energy Co.	1,046,477
15,340	NiSource, Inc.	729,417
5,445	Northwestern Energy Group, Inc.	389,971
15,992	Public Service Enterprise Group, Inc.	1,297,911
23,108	Sempra	2,142,343
6,190	Unitil Corp.	326,151
11,390	WEC Energy Group, Inc.	1,330,010

		14,139,341

Office REITs – 0.0%
16,416	Brandywine Realty Trust	52,039
3,271	BXP, Inc.	216,900
7,941	COPT Defense Properties	288,973
4,305	Cousins Properties, Inc.	129,064
5,576	Douglas Emmett, Inc.	65,797
5,202	Easterly Government Properties, Inc.	129,686
6,181	Empire State Realty Trust, Inc. Class A	33,439
147,285	Franklin Street Properties Corp. Class C	75,852
4,377	Highwoods Properties, Inc.	132,010
1,456	Hudson Pacific Properties, Inc.*	22,117
8,625	JBG SMITH Properties	126,529
4,120	Kilroy Realty Corp.	154,376
21,873	NET Lease Office Properties	243,446
4,802	Orion Properties, Inc.	13,878
9,339	Piedmont Realty Trust, Inc.*	85,452
24,776	Postal Realty Trust, Inc. Class A	610,480
703	SL Green Realty Corp.	36,394
4,366	Vornado Realty Trust	171,584

		2,588,016

Oil, Gas & Consumable Fuels – 1.3%
78,172	Aemetis, Inc.*(a)	128,202
10,073	Amplify Energy Corp.*	40,091

The accompanying notes are an integral part of these consolidated financial statements.	25

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Oil, Gas & Consumable Fuels – (continued)
13,266	Antero Midstream Corp. $	301,801
5,051	Antero Resources Corp.*	177,492
15,343	APA Corp.	499,722
14,288	Ardmore Shipping Corp.	200,175
932	BKV Corp.*	25,500
4,201	California Resources Corp.	222,107
3,450	Calumet, Inc.*	124,269
226	Centrus Energy Corp. Class A*(a)	37,939
7,729	Cheniere Energy, Inc.	1,847,308
68,959	Chevron Corp.	11,430,644
550	Chord Energy Corp.	62,865
11,690	Clean Energy Fuels Corp.*	23,964
6,315	CNX Resources Corp.*	214,268
291	Comstock Resources, Inc.*	4,342
44,494	ConocoPhillips	4,625,596
835	Core Natural Resources, Inc.	66,817
175	CVR Energy, Inc.	4,820
2,754	Delek U.S. Holdings, Inc.	139,931
38,472	Devon Energy Corp.	1,589,663
15,144	DHT Holdings, Inc.	250,330
9,485	Diamondback Energy, Inc.	1,667,273
7,497	Diversified Energy Co.	103,908
3,613	Dorian LPG Ltd.	125,660
4,139	DT Midstream, Inc.	607,357
26,593	Empire Petroleum Corp.*(a)	71,269
4,580	Energy Fuels, Inc.*(a)	66,410
19,455	EOG Resources, Inc.	2,523,897
10	Epsilon Energy Ltd.	54
18,773	EQT Corp.	998,160
76,862	Evolution Petroleum Corp.(a)	282,852
675	Excelerate Energy, Inc. Class A	25,643
6,681	Expand Energy Corp.	609,240
155,575	Exxon Mobil Corp.	21,270,214
10,219	FLEX LNG Ltd.(a)	286,745
8,583	Frontline PLC	298,603
46,534	FutureFuel Corp.	210,334
34,035	Gevo, Inc.*	51,052
30,399	Granite Ridge Resources, Inc.	134,060
6,169	Green Plains, Inc.*	94,879
495	Gulfport Energy Corp.*	84,001
8,135	HF Sinclair Corp.	566,603
4,532	Infinity Natural Resources, Inc. Class A*	57,556
3,746	International Seaways, Inc.	286,906
68,096	Kinder Morgan, Inc.	2,177,029
594	Kinetik Holdings, Inc.	28,714
36	Kolibri Global Energy, Inc.*	179
4,068	Lightbridge Corp.*	35,758
6,091	Magnolia Oil & Gas Corp. Class A	155,808
10,884	Marathon Petroleum Corp.	2,782,712
1,051	Matador Resources Co.	52,319
2,414	Murphy Oil Corp.	78,600

Shares	Description	Value

Common Stocks – (continued)

Oil, Gas & Consumable Fuels – (continued)
4,028	NACCO Industries, Inc. Class A	$201,601
8,660	Navigator Holdings Ltd.	161,336
989	NextDecade Corp.*	7,457
169,843	NextNRG, Inc.*(a)	59,479
66,772	Nordic American Tankers Ltd.	369,917
22,708	Occidental Petroleum Corp.	1,102,928
28,649	ONEOK, Inc.	2,490,744
7,150	Ovintiv, Inc.	376,447
6,621	Par Pacific Holdings, Inc.*	371,306
2,694	PBF Energy, Inc. Class A	122,631
4,430	Peabody Energy Corp.	102,422
20,331	Permian Resources Corp. Class A	374,294
14,034	Phillips 66	2,372,448
273	PrimeEnergy Resources Corp.*	45,561
3,574	Range Resources Corp.	132,917
9,641	REX American Resources Corp.*	435,291
3,614	Riley Exploration Permian, Inc.	119,117
14,851	Ring Energy, Inc.	16,039
703	Sable Offshore Corp.*	2,165
12,639	SandRidge Energy, Inc.	173,154
3,796	Scorpio Tankers, Inc.	262,911
5,880	SFL Corp. Ltd.	59,976
5,258	SM Energy Co.	137,234
27	Summit Midstream Corp.*	769
3,243	Sunococorp LLC	219,454
11,196	Talos Energy, Inc.*	144,540
3,415	Tamboran Resources Corp.*(a)	111,022
8,021	Targa Resources Corp.	2,150,751
20,221	Teekay Corp. Ltd.	202,210
3,062	Teekay Tankers Ltd. Class A	198,632
1,720	Texas Pacific Land Corp.	752,741
5,971	Tsakos Energy Navigation Ltd.	211,194
11,356	Uranium Energy Corp.*	121,055
62,871	Ur-Energy, Inc.*(a)	85,505
34,221	VAALCO Energy, Inc.	173,843
11,063	Valero Energy Corp.	2,881,248
6,063	Venture Global, Inc. Class A	67,481
24	Verde Clean Fuels, Inc.*	24
2,194	Viper Energy, Inc. Class A	93,026
9,321	Vitesse Energy, Inc.(a)	146,992
40,523	W&T Offshore, Inc.	127,647
43,933	Williams Cos., Inc.	3,265,979
5,054	World Kinect Corp.	166,479
106	XCF Global, Inc. Class A*	47

		78,369,655

Paper & Forest Products – 0.0%
8,504	Clearwater Paper Corp.*	133,343
1,453	Magnera Corp.*	17,073

26	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Paper & Forest Products – (continued)
309	Sylvamo Corp.	$11,680

		162,096

Passenger Airlines – 0.1%
237	Alaska Air Group, Inc.*	12,371
40	Allegiant Travel Co.*	4,704
1,582	American Airlines Group, Inc.*	28,587
2,164	Copa Holdings SA Class A	336,654
19,026	Delta Air Lines, Inc.	1,781,975
11	flyExclusive, Inc.*	22
219	Frontier Group Holdings, Inc.*	1,732
3,307	Joby Aviation, Inc.*	29,499
996	SkyWest, Inc.*	98,933
14,717	Southwest Airlines Co.	756,748
9,060	United Airlines Holdings, Inc.*	1,232,069
2,568	Wheels Up Experience, Inc.*(a)	23,035

		4,306,329

Personal Products – 0.1%
7,931	BellRing Brands, Inc.*	102,627
45,224	Coty, Inc. Class A*	97,684
1,974	Edgewell Personal Care Co.	53,022
2,187	elf Beauty, Inc.*	161,838
10,735	Estee Lauder Cos., Inc. Class A	847,528
22	FitLife Brands, Inc.*	242
26,385	Herbalife Ltd.*	346,963
33,256	Honest Co., Inc.*	121,717
2,646	Interparfums, Inc.	295,982
62,399	Kenvue, Inc.	1,192,445
32,577	Lifevantage Corp.(a)	203,280
25,450	Medifast, Inc.*	270,024
15,113	Nature’s Sunshine Products, Inc.*	329,463
23,432	Niagen Bioscience, Inc.*	74,748
23,938	Nu Skin Enterprises, Inc. Class A	126,393
22,603	Olaplex Holdings, Inc.*	46,336
37,757	SkinHealth Systems, Inc.*(a)	26,147
56,456	Upexi, Inc.*(a)	44,273
6,968	USANA Health Sciences, Inc.*	148,767
37,190	Waldencast PLC Class A*(a)	65,454

		4,554,933

Pharmaceuticals – 1.8%
34,128	Aclaris Therapeutics, Inc.*	180,537
5,253	Alto Neuroscience, Inc.*	138,627
6,765	Alumis, Inc.*	190,367
28,685	Amneal Pharmaceuticals, Inc.*	496,537

Shares	Description	Value

Common Stocks – (continued)

Pharmaceuticals – (continued)
3,325	Amphastar Pharmaceuticals, Inc.*	$67,098
10,801	Amylyx Pharmaceuticals, Inc.*	193,986
4,059	ANI Pharmaceuticals, Inc.*	336,004
23,661	Aquestive Therapeutics, Inc.*(a)	98,430
32	Arvinas, Inc.*	266
20,420	AtaiBeckley, Inc.*	107,613
42,851	Atea Pharmaceuticals, Inc.*	199,257
9,781	Avadel Pharmaceuticals PLC*(b)	6,260
4,177	Axsome Therapeutics, Inc.*	1,022,404
6,510	BioAge Labs, Inc.*	159,560
48	Biote Corp. Class A*	91
79,521	Bristol-Myers Squibb Co.	4,582,000
10,349	Collegium Pharmaceutical, Inc.*	374,634
11,320	Contineum Therapeutics, Inc. Class A*	185,535
5,923	Corcept Therapeutics, Inc.*	515,005
5,724	CorMedix, Inc.*(a)	44,933
1,227	Crinetics Pharmaceuticals, Inc.*	45,914
6,003	Definium Therapeutics, Inc.*	282,381
381	Edgewise Therapeutics, Inc.*	15,480
22,583	Elanco Animal Health, Inc.*	555,768
40,301	Eli Lilly & Co.	48,338,228
222	Enliven Therapeutics, Inc.*	11,267
65,313	Esperion Therapeutics, Inc.*	206,389
7,208	Eton Pharmaceuticals, Inc.*	260,930
33,559	Evolus, Inc.*	232,899
3,454	EyePoint, Inc.*	49,392
42,605	Filana Therapeutics, Inc.*	50,700
12,963	Fulcrum Therapeutics, Inc.*	47,445
5,931	Harmony Biosciences Holdings, Inc.*	215,948
6,696	Harrow, Inc.*	284,379
48,197	Ikena Oncology, Inc.*(b)	—
23,128	Indivior Pharmaceuticals, Inc.*	948,942
12,360	Innoviva, Inc.*	280,696
2,839	Jazz Pharmaceuticals PLC*	684,114
90,664	Johnson & Johnson	23,025,936
117	Journey Medical Corp.*	828
3,331	LB Pharmaceuticals, Inc.*	108,108
3,347	LENZ Therapeutics, Inc.*(a)	19,011
74,108	Lexicon Pharmaceuticals, Inc.*	177,859
1,734	Ligand Pharmaceuticals, Inc.*	548,100
4,145	Liquidia Corp.*	330,481
3,080	Maze Therapeutics, Inc.*	91,907
2,024	MBX Biosciences, Inc.*	111,725
51	MediWound Ltd.*	750
94,011	Merck & Co., Inc.	12,080,413

The accompanying notes are an integral part of these consolidated financial statements.	27

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Pharmaceuticals – (continued)
329	Nektar Therapeutics*	$22,967
22,368	Neumora Therapeutics, Inc.*	38,026
21,757	Nuvation Bio, Inc.*	123,580
1,061	Ocular Therapeutix, Inc.*	10,419
2,401	Omeros Corp.*	22,834
18,560	Organon & Co.	251,302
4,670	Pacira BioSciences, Inc.*	118,478
210,389	Pfizer, Inc.	5,066,167
29,740	Phathom Pharmaceuticals, Inc.*	322,679
4,618	Phibro Animal Health Corp. Class A	145,005
96,072	Pliant Therapeutics, Inc.*	109,522
2,300	Prestige Consumer Healthcare, Inc.*	108,721
3,700	Rapport Therapeutics, Inc.*	154,179
16,623	Royalty Pharma PLC Class A	932,052
22,737	scPharmaceuticals, Inc.*(a)(b)	7,276
5,113	Septerna, Inc.*	171,234
36,027	SIGA Technologies, Inc.	131,138
9,399	Supernus Pharmaceuticals, Inc.*	437,147
6,601	Tarsus Pharmaceuticals, Inc.*	415,467
12,213	Theravance Biopharma, Inc.*	207,621
7,399	Third Harmonic Bio, Inc.*(b)	—
9,764	Trevi Therapeutics, Inc.*	182,099
4	Tvardi Therapeutics, Inc.*	8
57,536	Viatris, Inc.	913,672
698	WaVe Life Sciences Ltd.*	4,055
57,975	Xeris Biopharma Holdings, Inc.*	459,162
20,364	Zevra Therapeutics, Inc.*	292,020
18,001	Zoetis, Inc.	1,293,552

		109,845,516

Professional Services – 0.2%
16,245	Alight, Inc. Class A	9,097
9,445	Amentum Holdings, Inc.*	195,228
3,145	Andersen Group, Inc. Class A*(a)	118,629
10,594	Asure Software, Inc.*	84,116
15,154	Automatic Data Processing, Inc.	3,393,738
6,666	Barrett Business Services, Inc.	236,776
2,017	BlackSky Technology, Inc.*	56,315
9,761	Booz Allen Hamilton Holding Corp.	592,200
3,999	Broadridge Financial Solutions, Inc.	547,663
1,238	CACI International, Inc. Class A*	573,516
2,670	CBIZ, Inc.*	85,654
36,589	Clarivate PLC*	79,032
3,207	Concentrix Corp.	71,853
57,362	Conduent, Inc.*	83,749

Shares	Description	Value

Common Stocks – (continued)

Professional Services – (continued)
1,117	CRA International, Inc.	$158,949
6,802	DLH Holdings Corp.*	35,711
2,616	Equifax, Inc.	415,212
4,880	ExlService Holdings, Inc.*	126,197
2,726	Exponent, Inc.	160,180
76	Falcon’s Beyond Global, Inc. Class A*	1,362
4,898	First Advantage Corp.*	88,409
13,171	Forrester Research, Inc.*	110,768
10,560	Franklin Covey Co.*	259,037
1,693	FTI Consulting, Inc.*	252,274
8,712	HireQuest, Inc.	109,423
643	Huron Consulting Group, Inc.*	57,973
5,736	IBEX Holdings Ltd.*	174,202
1,610	ICF International, Inc.	117,305
173	Innodata, Inc.*	13,075
3,652	Insperity, Inc.	150,864
4,012	Jacobs Solutions, Inc.	505,512
3,007	KBR, Inc.	103,832
8,813	Kelly Services, Inc. Class A	108,224
4,441	Kforce, Inc.	208,372
1,868	Korn Ferry	124,371
10,627	Legalzoom.com, Inc.*	65,144
5,445	Leidos Holdings, Inc.	560,672
4,732	Maximus, Inc.	254,392
12,869	Mistras Group, Inc.*	224,821
1,432	Parsons Corp.*	75,022
9,670	Paychex, Inc.	950,851
559	Paycom Software, Inc.	70,255
761	Paylocity Holding Corp.*	79,547
6,521	Planet Labs PBC*	216,041
12	Public Policy Holding Co., Inc.	89
28	RCM Technologies, Inc.*	790
1,363	Resolute Holdings Management, Inc.*	196,994
25,469	Resources Connection, Inc.	108,243
3,392	Robert Half, Inc.	104,134
1,252	Science Applications International Corp.	138,233
3,354	Skillsoft Corp.*(a)	17,374
9,015	Spire Global, Inc.*(a)	167,679
4,110	SS&C Technologies Holdings, Inc.	255,025
3,084	TaskUS, Inc. Class A	14,433
267	TIC Solutions, Inc.*	2,160
2,187	TransUnion	157,770
169	TriNet Group, Inc.	8,364
32,667	TrueBlue, Inc.*	227,689
5,151	UL Solutions, Inc. Class A	524,681
2,616	Upwork, Inc.*	21,870
4,591	Verisk Analytics, Inc.	824,222
6,684	Verra Mobility Corp.*	28,407

28	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Professional Services – (continued)
2,417	Willdan Group, Inc.*	$191,185

		14,894,905

Real Estate Management & Development – 0.1%
10,560	AGNT, Inc.	57,130
9,203	CBRE Group, Inc. Class A*	1,239,552
28,253	Compass, Inc. Class A*	348,360
6,860	CoStar Group, Inc.*	194,275
8,707	Cushman & Wakefield Ltd.*	116,587
67,833	Douglas Elliman, Inc.*	120,064
3,073	Five Point Holdings LLC Class A*	16,195
3,620	Forestar Group, Inc.*	114,573
14,083	FRP Holdings, Inc.*	351,934
1,102	Howard Hughes Holdings, Inc.*	78,782
1,496	Jones Lang LaSalle, Inc.*	463,685
4,095	Marcus & Millichap, Inc.	127,641
8,366	Maui Land & Pineapple Co., Inc.*	148,747
1,672	Newmark Group, Inc. Class A	25,264
53,315	Opendoor Technologies, Inc.*	246,315
10,717	RE/MAX Holdings, Inc. Class A*	105,670
21,830	Real Brokerage, Inc.*(a)	39,731
12,716	RMR Group, Inc. Class A	261,059
7,640	Seaport Entertainment Group, Inc.*	203,224
64,139	Seritage Growth Properties Class A*	168,686
4,072	St. Joe Co.	255,029
18,000	Star Holdings*	164,340
5,938	Stratus Properties, Inc.*	170,718
22,989	Tejon Ranch Co.*	429,894
4,606	Transcontinental Realty Investors, Inc.*	211,830
2,073	Zillow Group, Inc. Class C*	65,341
417	Zillow Group, Inc. Class A*	13,081

		5,737,707

Residential REITs – 0.1%
7,699	American Homes 4 Rent Class A	258,071
86,321	Apartment Investment & Management Co. Class A	256,373
3,317	AvalonBay Communities, Inc.	625,885
22,709	BRT Apartments Corp.	349,037
2,372	Camden Property Trust	271,570
5,210	Centerspace	292,750
5	Clipper Realty, Inc.	14
5,305	Equity LifeStyle Properties, Inc.	341,907
8,017	Equity Residential	544,595
1,221	Essex Property Trust, Inc.	356,031

Shares	Description	Value

Common Stocks – (continued)

Residential REITs – (continued)
7,712	Independence Realty Trust, Inc.	$128,713
10,988	Invitation Homes, Inc.	331,948
2,400	Mid-America Apartment Communities, Inc.	333,456
6,417	NexPoint Residential Trust, Inc.	179,163
3,644	Sun Communities, Inc.	436,952
5,936	UDR, Inc.	236,965
20,735	UMH Properties, Inc.	313,928

		5,257,358

Retail REITs – 0.2%
7,125	Acadia Realty Trust	148,984
3,514	Agree Realty Corp.	266,150
1,256	Alexander’s, Inc.	346,103
8,356	Brixmor Property Group, Inc.	263,465
4,095	CBL & Associates Properties, Inc.	217,404
8,146	Curbline Properties Corp.	247,638
2,071	Federal Realty Investment Trust	255,644
18,090	FrontView REIT, Inc.	365,961
8,541	Getty Realty Corp.	284,928
7,039	InvenTrust Properties Corp.	249,181
18,027	Kimco Realty Corp.	456,984
7,583	Kite Realty Group Trust	215,205
16,828	NETSTREIT Corp.	355,576
6,044	NNN REIT, Inc.	281,227
5,224	Phillips Edison & Co., Inc.	217,423
32,277	Realty Income Corp.	1,999,883
4,439	Regency Centers Corp.	353,966
8,474	Saul Centers, Inc.	316,843
11,477	Simon Property Group, Inc.	2,566,831
53,128	SITE Centers Corp.	210,918
5,072	Tanger, Inc.	200,192
9,481	Urban Edge Properties	216,925
19,651	Whitestone REIT	372,583

		10,410,014

Semiconductors & Semiconductor Equipment – 8.1%
63,093	Advanced Micro Devices, Inc.*	36,651,355
525	Aehr Test Systems*	50,432
6,699	Aeluma, Inc.*(a)	147,914
81	Allegro MicroSystems, Inc.*	5,639
233	Ambarella, Inc.*	19,991
2,900	Ambiq Micro, Inc.*	256,070
2,225	Amkor Technology, Inc.	191,862
21,925	Analog Devices, Inc.	8,707,952
30,299	Applied Materials, Inc.	21,906,177
3,144	Astera Labs, Inc.*	1,518,615
10,472	Atomera, Inc.*(a)	91,211
13	Axcelis Technologies, Inc.*	2,463
63,067	Blaize Holdings, Inc.*(a)	87,032

The accompanying notes are an integral part of these consolidated financial statements.	29

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Semiconductors & Semiconductor Equipment – (continued)
196,230	Broadcom, Inc.	$74,125,883
2,814	CEVA, Inc.*	132,708
1,916	Cirrus Logic, Inc.*	284,583
1,600	Cohu, Inc.*	118,256
912	Credo Technology Group Holding Ltd.*	248,018
602	Diodes, Inc.*	65,883
726	Enphase Energy, Inc.*	35,748
1,176	Entegris, Inc.	211,515
3,240	First Solar, Inc.*	764,510
1,399	FormFactor, Inc.*	223,742
102,819	GCT Semiconductor Holding, Inc.*(a)	305,372
1,325	GLOBALFOUNDRIES, Inc.	109,193
12,928	GSI Technology, Inc.*	99,933
159	Impinj, Inc.*	22,774
20,446	indie Semiconductor, Inc. Class A*(a)	91,803
154,593	Intel Corp.*	21,585,821
66,350	KLA Corp.	20,018,459
45,860	Kopin Corp.*	205,453
1,744	Kulicke & Soffa Industries, Inc.	233,277
61,515	Lam Research Corp.	26,656,295
3,040	Lattice Semiconductor Corp.*	464,998
1,836	MACOM Technology Solutions Holdings, Inc.*	698,359
20,832	Marvell Technology, Inc.	6,205,644
1,952	MaxLinear, Inc.*	249,915
21,452	Microchip Technology, Inc.	1,956,422
40,566	Micron Technology, Inc.	46,824,928
1,260	MKS, Inc.	560,448
2,438	Monolithic Power Systems, Inc.	3,370,194
192	Navitas Semiconductor Corp.*	3,441
4,243	NVE Corp.	443,606
990,048	NVIDIA Corp.	198,098,704
16,604	ON Semiconductor Corp.*	1,569,742
270	Onto Innovation, Inc.*	102,182
4,188	PDF Solutions, Inc.*	296,469
312	Power Integrations, Inc.	26,133
5,367	Qnity Electronics, Inc.	876,485
1,368	Qorvo, Inc.*	127,593
39,153	QUALCOMM, Inc.	7,235,083
2,638	Rambus, Inc.*	350,168
1,844	Rigetti Computing, Inc.*	35,626
6,377	SEALSQ Corp.*(a)	20,088
2,739	Semtech Corp.*	443,307
937	Silicon Laboratories, Inc.*	204,791
347	SiTime Corp.*	258,709
200	SkyWater Technology, Inc.*	6,964
2,087	Skyworks Solutions, Inc.	141,499
162	SolarEdge Technologies, Inc.*	9,467
19	Synaptics, Inc.*	2,360

Shares	Description	Value

Common Stocks – (continued)

Semiconductors & Semiconductor Equipment – (continued)
5,759	Teradyne, Inc.	$2,786,435
41,493	Texas Instruments, Inc.	12,367,819
17	Ultra Clean Holdings, Inc.*	2,424
113	Universal Display Corp.	9,785
162	Veeco Instruments, Inc.*	12,280

		500,938,007

Software – 3.6%
17,178	8x8, Inc.*	29,374
8,293	A10 Networks, Inc.	309,826
1,986	ACI Worldwide, Inc.*	99,876
538	Adeia, Inc.	17,716
16,830	Adobe, Inc.*	3,450,487
882	Agilysys, Inc.*	92,169
102	Airship AI Holdings, Inc.*	244
2,633	Alarm.com Holdings, Inc.*	123,014
692	Alkami Technology, Inc.*	12,539
4,306	Amplitude, Inc. Class A*	32,941
1,147	Appfolio, Inc. Class A*	183,921
2,591	Appian Corp. Class A*	59,334
9,876	AppLovin Corp. Class A*	5,088,411
6,956	Arteris, Inc.*	337,992
5,320	Asana, Inc. Class A*	37,240
4,679	Atlassian Corp. Class A*	363,979
19,597	AudioEye, Inc.*	113,859
8,686	Autodesk, Inc.*	1,688,732
1,446	AvePoint, Inc.*	16,210
4,583	Bentley Systems, Inc. Class B	136,986
2,073	Bill Holdings, Inc.*	74,960
691	Bitdeer Technologies Group Class A*	10,966
2,270	BitMine Immersion Technologies, Inc.	30,214
1,285	Blackbaud, Inc.*	38,062
1,542	BlackLine, Inc.*	43,284
76,629	Blend Labs, Inc. Class A*	131,036
8,534	Box, Inc. Class A*	226,492
497	Braze, Inc. Class A*	10,780
726	C3.ai, Inc. Class A*	6,599
11,204	Cadence Design Systems, Inc.*	4,205,085
4,555	CCC Intelligent Solutions Holdings, Inc.*	23,504
77	Cerence, Inc.*	872
531	Circle Internet Group, Inc.*	33,257
6,359	Clear Secure, Inc. Class A	354,387
665	Commvault Systems, Inc.*	94,250
2,313	Consensus Cloud Solutions, Inc.*	88,241
1,554	Core Scientific, Inc.*	39,767
9,683	Crowdstrike Holdings, Inc. Class A	7,389,485
33,453	CS Disco, Inc.*	126,452
187	Daily Journal Corp.*	112,423
10,414	Datadog, Inc. Class A*	2,711,389

30	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
31,058	Digimarc Corp.*(a)	$255,297
2,419	Digital Turbine, Inc.*	31,205
5,639	Docusign, Inc.*	250,484
2,897	Dolby Laboratories, Inc. Class A	152,324
17,160	Domo, Inc. Class B*	53,711
10,459	Dropbox, Inc. Class A*	287,309
3,207	D-Wave Quantum, Inc.*	76,936
6,899	Dynatrace, Inc.*	302,935
15,119	eGain Corp.*	95,250
1,666	Elastic NV*	94,995
81	EverCommerce, Inc.*	815
2,773	Exodus Movement, Inc. Class A*	14,336
50,128	Expensify, Inc. Class A*	89,729
747	Fair Isaac Corp.*	892,501
492	Figma, Inc. Class A*	8,900
660	Five9, Inc.*	14,071
23,388	Fortinet, Inc.*	3,592,865
1,177	Freshworks, Inc. Class A*	11,911
10,026	Gen Digital, Inc.	249,547
2,253	Gitlab, Inc. Class A*	68,784
1,509	Guidewire Software, Inc.*	185,682
1,244	HubSpot, Inc.*	227,042
6,064	I3 Verticals, Inc. Class A*	129,527
886	Intapp, Inc.*	22,336
956	InterDigital, Inc.	270,672
10,989	Intuit, Inc.	2,868,129
360	JFrog Ltd.*	32,717
69,858	Kaltura, Inc.*	90,815
3,179	Klaviyo, Inc. Class A*	48,003
1,035	Life360, Inc.*	57,298
968	LiveRamp Holdings, Inc.*	36,436
1,951	Manhattan Associates, Inc.*	271,677
341,870	Microsoft Corp.	127,524,347
4,707	Mitek Systems, Inc.*	94,752
603	N-able, Inc.*	2,213
89	nCino, Inc.*	1,455
4,593	NCR Voyix Corp.*	37,525
535	NextNav, Inc.*	9,539
5,667	Nutanix, Inc. Class A*	288,790
6,726	OneSpan, Inc.	96,518
13,162	Ooma, Inc.*	252,974
80,759	Oracle Corp.	11,835,231
1,969	Pagaya Technologies Ltd. Class A*	35,934
496	PagerDuty, Inc.*	4,786
89,307	Palantir Technologies, Inc. Class A*	10,419,448
27,667	Palo Alto Networks, Inc.*	9,435,000
132	PAR Technology Corp.*	2,299
3,038	Pegasystems, Inc.	91,049
399	Porch Group, Inc.*	6,001
2,745	Procore Technologies, Inc.*	111,502
237	Progress Software Corp.*	7,958

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
3,449	PTC, Inc.*	$391,841
382	Q2 Holdings, Inc.*	18,374
1,584	Qualys, Inc.*	217,784
368	Rapid7, Inc.*	2,981
5,069	Red Violet, Inc.*	322,997
144,053	Rekor Systems, Inc.*(a)	100,102
30,767	ReposiTrak, Inc.(a)	276,903
1,253	Rezolve AI PLC*(a)	3,947
25,992	Rimini Street, Inc.*	110,726
4,366	RingCentral, Inc. Class A	170,187
153,434	Roadzen, Inc.*(a)	224,014
2,885	Roper Technologies, Inc.	976,255
1,591	Rubrik, Inc. Class A*	127,725
41,237	Salesforce, Inc.	6,460,188
6,666	Samsara, Inc. Class A*	216,178
499	Sapiens International Corp. NV*(b)	21,682
1,929	SentinelOne, Inc. Class A*	32,735
40,623	ServiceNow, Inc.*	4,033,051
470	ServiceTitan, Inc. Class A*	33,234
38,680	Silvaco Group, Inc.*	533,397
2,187	SoundHound AI, Inc. Class A*(a)	14,150
19,331	SoundThinking, Inc.*	174,946
6,200	Sprinklr, Inc. Class A*	31,992
6,475	Sprout Social, Inc. Class A*	48,886
627	SPS Commerce, Inc.*	35,846
2,839	Strategy, Inc.*	246,794
6,279	Synopsys, Inc.*	2,800,874
20,181	Telos Corp.*	92,833
2,842	Tenable Holdings, Inc.*	104,813
4,591	Teradata Corp.*	159,078
3,826	Terawulf, Inc.*	94,502
4,740	Thryv Holdings, Inc.*	18,676
4,177	Trimble, Inc.*	213,779
759	Tyler Technologies, Inc.*	221,977
5,261	UiPath, Inc. Class A*	57,187
2,305	Unity Software, Inc.*	65,877
656	Varonis Systems, Inc.*	27,526
44,826	Veritone, Inc.*(a)	61,412
1,445	Vertex, Inc. Class A*	16,589
322	Via Transportation, Inc. Class A*	5,841
2,697	Viant Technology, Inc. Class A*	34,144
16,669	Weave Communications, Inc.*	99,847
64,516	WM Technology, Inc.*	25,323
6,739	Workday, Inc. Class A*	824,988
1,400	Workiva, Inc.*	67,914
26,982	Xperi, Inc.*	222,062
17,883	Yext, Inc.*	83,514
3,321	Zeta Global Holdings Corp. Class A*	65,357
9,349	Zoom Communications, Inc.*	806,912

The accompanying notes are an integral part of these consolidated financial statements.	31

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
2,290	Zscaler, Inc.*	$323,234

		220,309,089

Specialized REITs – 0.3%
18,505	American Tower Corp.	3,026,863
22,518	Crown Castle, Inc.	1,705,288
5,585	CubeSmart	222,115
11,226	Digital Realty Trust, Inc.	2,015,965
3,275	EPR Properties	189,983
4,160	Equinix, Inc.	4,336,342
9,265	Extra Space Storage, Inc.	1,346,204
30,945	Farmland Partners, Inc.	299,548
17,911	Fermi, Inc.*	164,065
9,427	Four Corners Property Trust, Inc.	231,433
6,833	Gaming & Leisure Properties, Inc.	304,273
24,039	Gladstone Land Corp.	205,053
7,904	Iron Mountain, Inc.	998,354
3,372	Lamar Advertising Co. Class A	525,965
10,171	Millrose Properties, Inc.	305,639
3,265	National Storage Affiliates Trust	145,195
8,906	Outfront Media, Inc.	291,761
5,137	Public Storage	1,635,158
8,593	Rayonier, Inc.	182,859
5,445	Safehold, Inc.	85,486
2,851	SBA Communications Corp.	503,087
8,466	Smartstop Self Storage REIT, Inc.	275,145
33,607	VICI Properties, Inc.	892,266
12,865	Weyerhaeuser Co.	307,988

		20,196,035

Specialty Retail – 0.9%
22,912	1-800-Flowers.com, Inc. Class A*(a)	79,734
3,591	Abercrombie & Fitch Co. Class A*	323,226
1,629	Academy Sports & Outdoors, Inc.	76,775
2,724	Advance Auto Parts, Inc.	169,487
16,595	American Eagle Outfitters, Inc.	285,434
4,166	America’s Car-Mart, Inc.*(a)	11,623
4,515	Arhaus, Inc.	38,016
14,487	Arko Corp.	116,331
667	Asbury Automotive Group, Inc.*	134,120
1,542	AutoNation, Inc.*	286,488
994	AutoZone, Inc.*	3,176,764
9,495	BARK, Inc.*(a)	94,760
7,866	Barnes & Noble Education, Inc.*	98,797

Shares	Description	Value

Common Stocks – (continued)

Specialty Retail – (continued)
8,511	Bath & Body Works, Inc.	$196,859
14,369	Bed Bath & Beyond, Inc.*	83,197
6,302	Best Buy Co., Inc.	478,196
1,510	Boot Barn Holdings, Inc.*	248,048
9,645	Buckle, Inc.	407,019
4,034	Build-A-Bear Workshop, Inc.	123,481
2,981	Burlington Stores, Inc.*	944,381
4,249	Caleres, Inc.	52,560
4,599	Camping World Holdings, Inc. Class A	35,090
4,700	CarMax, Inc.*	248,583
24,623	Carvana Co.*	1,620,686
12,376	Chewy, Inc. Class A*	243,188
6,753	Children’s Place, Inc.*(a)	20,597
5,111	Citi Trends, Inc.*	295,620
6,311	Designer Brands, Inc. Class A	36,793
1,224	Dick’s Sporting Goods, Inc.	277,615
28,348	Duluth Holdings, Inc. Class B*	126,999
18,460	Envela Corp.*	533,125
32,630	EVgo, Inc.*	62,323
2,370	Five Below, Inc.*	426,102
1,657	Floor & Decor Holdings, Inc. Class A*	98,360
7,680	GameStop Corp. Class A*	169,574
17,106	Gap, Inc.	319,540
737	Genesco, Inc.*	24,888
510	Group 1 Automotive, Inc.	148,497
11,930	Haverty Furniture Cos., Inc.	304,573
47,947	Home Depot, Inc.	16,909,948
6,600	J Jill, Inc.	104,742
9,080	Lands’ End, Inc.*	95,158
455	Lithia Motors, Inc.	132,173
26,679	Lowe’s Cos., Inc.	5,882,453
1,416	MarineMax, Inc.*	51,854
2,211	Monro, Inc.	37,830
832	Murphy USA, Inc.	448,340
10,857	National Vision Holdings, Inc.*	206,392
4,148	OneWater Marine, Inc. Class A*	46,748
37,986	O’Reilly Automotive, Inc.*	3,498,131
63,050	Outdoor Holding Co.*	143,754
1,129	Penske Automotive Group, Inc.	202,035
33,056	Petco Health & Wellness Co., Inc.*	89,912
22,458	RealReal, Inc.*	264,780
3,893	Revolve Group, Inc.*	89,111
15	RH*	2,471
8,230	RideNow Group, Inc.*	54,812
13,731	Ross Stores, Inc.	2,922,643
21,942	Sally Beauty Holdings, Inc.*	310,260
1,591	Shoe Station Group, Inc.	23,595
4,557	Signet Jewelers Ltd.	392,813

32	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Common Stocks – (continued)

Specialty Retail – (continued)
26,580	Sleep Number Corp.*(a)	$625
1,654	Sonic Automotive, Inc. Class A	140,243
72,256	Sportsman’s Warehouse Holdings, Inc.*	96,100
28,431	Stitch Fix, Inc. Class A*	116,851
75,599	ThredUp, Inc. Class A*	517,853
10,780	Tile Shop Holdings, Inc.*(a)	32,340
46,479	TJX Cos., Inc.	7,041,568
105,949	Torrid Holdings, Inc.*(a)	198,125
40,880	Tractor Supply Co.	1,292,217
2,349	Ulta Beauty, Inc.*	1,059,352
6,108	Upbound Group, Inc.	129,612
4,320	Urban Outfitters, Inc.*	306,115
5,445	Valvoline, Inc.*	215,295
7,821	Victoria’s Secret & Co.*	652,897
4,257	Warby Parker, Inc. Class A*	129,157
5,938	Wayfair, Inc. Class A*	548,790
4,805	Williams-Sonoma, Inc.	1,120,046
1,134	Winmark Corp.	479,773
7,362	Zumiez, Inc.*	131,044

		58,535,407

Technology Hardware, Storage & Peripherals – 3.6%
649,819	Apple, Inc.	188,031,626
1,979	CPI Card Group, Inc.*	41,124
13,329	Dell Technologies, Inc. Class C	5,750,930
2,629	Diebold Nixdorf, Inc.*	223,518
9,877	Everpure, Inc. Class A*	778,209
13,741	GPGI, Inc.(a)	217,795
32,360	Hewlett Packard Enterprise Co.	1,459,760
16,750	HP, Inc.	367,495
41,391	Immersion Corp.	280,217
2,385	IonQ, Inc.*	127,025
6,852	NetApp, Inc.	1,060,415
1,138	Quantum Computing, Inc.*(a)	11,039
4,090	Sandisk Corp.*	9,299,556
7,434	Seagate Technology Holdings PLC	7,173,810
6,480	Super Micro Computer, Inc.*	190,058
5,476	Turtle Beach Corp.*	68,176
11,656	Western Digital Corp.	7,444,920

		222,525,673

Textiles, Apparel & Luxury Goods – 0.1%
192	Birkenstock Holding PLC*(a)	8,262
3,354	Capri Holdings Ltd.*	62,284
1,019	Carter’s, Inc.	41,942
1,971	Columbia Sportswear Co.	121,847
2,832	Crocs, Inc.*	341,652
5,002	Deckers Outdoor Corp.*	496,649
8,066	Ermenegildo Zegna NV	105,019
20,616	Figs, Inc. Class A*	210,902

Shares	Description	Value

Common Stocks – (continued)

Textiles, Apparel & Luxury Goods – (continued)
4,007	G-III Apparel Group Ltd.	$135,076
2,561	Kontoor Brands, Inc.	213,434
9,736	Levi Strauss & Co. Class A	241,745
3,237	Lululemon Athletica, Inc.*	369,601
9,432	Movado Group, Inc.	370,772
39,822	NIKE, Inc. Class B	1,634,693
1,289	On Holding AG Class A*	45,656
1,305	Oxford Industries, Inc.	45,505
2,452	PVH Corp.	182,085
1,987	Ralph Lauren Corp.	797,602
4,071	Rocky Brands, Inc.	167,888
3,636	Steven Madden Ltd.	153,076
16,293	Superior Group of Cos., Inc.	213,764
15,060	Tapestry, Inc.	2,204,483
8,158	Under Armour, Inc. Class A*	52,130
8,119	Under Armour, Inc. Class C*	50,500
22,385	Unifi, Inc.*	106,329
8,333	VF Corp.	138,994
4,717	Wolverine World Wide, Inc.	77,972

		8,589,862

Tobacco – 0.3%
67,552	Altria Group, Inc.	4,860,366
47,245	Ispire Technology, Inc.*(a)	52,914
59,184	Philip Morris International, Inc.	10,706,978
4,023	Turning Point Brands, Inc.	341,191
4,586	Universal Corp.	239,252

		16,200,701

Trading Companies & Distributors – 0.3%
6,261	AerCap Holdings NV	912,729
27,449	Alta Equipment Group, Inc.*	177,595
1,855	Applied Industrial Technologies, Inc.	627,268
761	BlueLinx Holdings, Inc.*	47,091
508	Boise Cascade Co.	39,436
4,183	Core & Main, Inc. Class A*	201,830
5,365	Custom Truck One Source, Inc.*	63,361
1,907	Distribution Solutions Group, Inc.*	52,156
7,484	DNOW, Inc.*	97,067
884	DXP Enterprises, Inc.*	149,166
5,259	EVI Industries, Inc.	77,728
73,973	Fastenal Co.	3,552,923
11,539	Ferguson Enterprises, Inc.	2,738,551
1,660	GATX Corp.	294,135
11,274	Global Industrial Co.	377,228
184	Herc Holdings, Inc.	26,375
28,232	Hudson Technologies, Inc.*	162,052
13,836	Karat Packaging, Inc.	462,953
2,025	McGrath RentCorp	245,086
4,794	MSC Industrial Direct Co., Inc. Class A	570,246

The accompanying notes are an integral part of these consolidated financial statements.	33

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Trading Companies & Distributors – (continued)
17,872	NPK International, Inc.*	$284,343
16,370	QXO, Inc.*(a)	282,874
4,418	Rush Enterprises, Inc. Class A	322,448
26	Rush Enterprises, Inc. Class B	1,989
2,216	SiteOne Landscape Supply, Inc.*	253,533
2,374	Titan Machinery, Inc.*	50,139
788	Transcat, Inc.*	73,103
2,292	United Rentals, Inc.	2,596,584
977	Watsco, Inc.	407,145
1,778	WESCO International, Inc.	614,174
220	Willis Lease Finance Corp.	50,336
2,058	WW Grainger, Inc.	2,799,703
2,470	Xometry, Inc. Class A*	238,404

		18,849,751

Transportation Infrastructure*(a) – 0.0%
17,326	Sky Harbour Group Corp.	170,488

Water Utilities – 0.1%
3,994	American States Water Co.	330,024
5,687	American Water Works Co., Inc.	748,296
12,899	Artesian Resources Corp. Class A	438,437
21,047	Cadiz, Inc.*	87,976
5,748	California Water Service Group	279,640
9,885	Consolidated Water Co. Ltd.	291,608
7,742	Essential Utilities, Inc.	296,596
46,579	Global Water Resources, Inc.	337,232
4,638	H2O America	281,851
4,513	Middlesex Water Co.	253,450
36,666	Pure Cycle Corp.*	392,693
13,118	York Water Co.	402,067

		4,139,870

Wireless Telecommunication Services – 0.1%
4,686	Array Digital Infrastructure, Inc.	169,914
441	Gogo, Inc.*	1,367
26,695	Spok Holdings, Inc.	273,357
5,160	Telephone & Data Systems, Inc.	190,972
16,552	T-Mobile U.S., Inc.	2,776,267

		3,411,877

TOTAL COMMON STOCKS (Cost $2,511,367,716)		$3,123,849,067

Shares	Dividend Rate	Value

Preferred Stocks* – 0.0%

Media – 0.0%
Liberty Latin America Ltd.
2,078	9.000%	$45,072
(Cost $40,986)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 0.9%

U.S. Treasury Bills
$54,300,000	0.000	%(c)	08/11/26	$54,075,318

(Cost $54,076,597)

Shares	Description	Value

Contingent Value Rights – 0.0%

Health Care Equipment & Supplies – 0.0%
6,163	Hologic, Inc.	$62

TOTAL CONTINGENT VALUE RIGHTS (Cost $62)		$62

Exchange Traded Funds – 29.7%
1,758,000	Goldman Sachs Access U.S. Preferred Stock & Hybrid ETF(d)	$88,102,170
421,100	iShares Convertible Bond ETF(a)	51,264,714
4,182,627	iShares Core MSCI Emerging Markets ETF	346,488,821
925,300	iShares Global Clean Energy ETF(a)	18,959,397
61,000	iShares JP Morgan USD Emerging Markets Bond ETF	5,882,840
1,586,214	State Street Blackstone Senior Loan ETF(a)	63,908,562
646,200	State Street Energy Select Sector SPDR ETF	34,319,682
1,440,700	State Street Financial Select Sector SPDR ETF(a)	77,235,927
407,800	State Street Health Care Select Sector SPDR ETF	64,701,548
592,700	State Street Industrial Select Sector SPDR ETF(a)	109,785,821
1,491,200	State Street Materials Select Sector SPDR ETF(a)	75,797,696
235,822	State Street SPDR Bloomberg Convertible Securities ETF(a)	25,426,328
6,661,200	State Street SPDR Portfolio Emerging Markets ETF	344,916,936
959,500	State Street Technology Select Sector SPDR ETF	182,803,940
410,100	Vanguard Real Estate ETF	39,545,943

34	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Shares	Description	Value

Exchange Traded Funds – (continued)
6,255,400	Vanguard Short-Term Inflation-Protected Securities ETF	$314,208,742

TOTAL EXCHANGE TRADED FUNDS (Cost $1,578,864,008)		$1,843,349,067

Shares	Dividend Rate	Value

Investment Company(d) –9.7%

Goldman Sachs Central Government Fund — Institutional Shares
602,044,382	3.703%	$602,044,382

(Cost $602,044,382)

Securities Lending Reinvestment Vehicle(d) –3.5%

Goldman Sachs Financial Square Government Fund—Institutional Shares
215,693,110	3.538%	$215,693,110

(Cost $215,693,110)

TOTAL INVESTMENTS – 94.2% (Cost $4,962,086,861)		$5,839,056,078

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.8%		360,241,556

NET ASSETS – 100.0%		$6,199,297,634

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	USD	32,407,364	AUD	45,910,000	09/16/26	$665,684
	USD	63,451,921	CAD	87,960,000	09/16/26	1,216,792
	USD	92,135,729	CHF	72,230,000	09/16/26	1,973,477
	USD	46,210,663	EUR	39,670,000	09/16/26	736,509
	USD	47,861,970	GBP	35,670,000	09/16/26	547,646
	USD	7,670,570	JPY	1,217,150,000	09/16/26	137,784
	USD	29,474,048	KRW	45,152,950,000	09/16/26	251,283
	USD	31,580,707	NZD	53,940,000	09/16/26	865,491
	USD	13,973,121	TWD	442,920,000	09/16/26	106,044

TOTAL						$6,500,710

The accompanying notes are an integral part of these consolidated financial statements.	35

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	AUD	49,580,000	USD	35,296,448	09/16/26	$(1,017,370)
	BRL	122,800,000	USD	23,691,847	09/16/26	(341,518)
	CLP	11,530,880,000	USD	12,886,689	09/16/26	(366,800)
	CZK	240,330,000	USD	11,530,125	09/16/26	(208,335)
	HUF	7,004,940,000	USD	22,731,341	09/16/26	(298,086)
	ILS	69,040,000	USD	24,041,593	09/16/26	(795,786)
	MXN	558,390,000	USD	31,932,416	09/17/26	(207,868)
	NOK	541,110,000	USD	57,929,236	09/16/26	(3,322,679)
	NZD	92,590,000	USD	54,476,506	09/16/26	(1,752,705)
	PLN	40,920,000	USD	11,183,289	09/16/26	(306,057)
	USD	31,155,045	CAD	44,070,000	09/16/26	(26,199)
	USD	44,403,109	EUR	38,890,000	09/16/26	(176,922)
	USD	32,727,854	GBP	24,860,000	09/16/26	(247,590)
	USD	44,238,982	IDR	800,774,230,000	09/16/26	(201,895)
	USD	29,854,225	INR	2,895,430,000	09/16/26	(550,012)
	USD	31,427,968	NOK	311,500,000	09/16/26	(7,308)
	USD	32,337,705	NZD	57,120,000	09/16/26	(188,307)
	USD	42,051,298	PHP	2,619,480,000	09/16/26	(430,202)
	ZAR	369,700,000	USD	22,457,837	09/16/26	(29,746)

TOTAL						$(10,475,385)

FUTURES CONTRACTS — At June 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
3M CORRA	348	12/15/26	$59,910,841	$28,188
3M CORRA	304	03/16/27	52,260,885	31,740
3M CORRA	219	06/15/27	37,590,561	13,473
Australian 10 Year Government Bonds	115	09/15/26	8,743,698	28,378
Brent Crude	38	07/31/26	2,772,100	(565,726)
Brent Crude	31	08/28/26	2,263,930	(356,232)
CAC40 Index	191	07/17/26	18,353,696	(84,031)
Canada 10 Year Government Bonds	119	09/18/26	10,161,883	172
Cattle Feeder	31	08/27/26	5,651,300	(61,321)
Coffee	23	12/18/26	2,433,113	142,864
Copper	66	09/28/26	10,319,100	(192,570)
Corn	183	12/14/26	3,989,400	(456,654)
Cotton No.2	36	03/08/27	1,406,520	167
DAX Index	20	09/18/26	14,360,195	(12,189)
Dollar Index	266	09/14/26	26,854,562	363,364
E-Mini Nasdaq 100 Index	79	09/18/26	48,227,130	(455,547)
E-Mini Russell 2000 Index	261	09/18/26	39,745,080	603,630
Euro BTP	79	09/08/26	10,773,174	(3,785)
Euro Stoxx 50 Index	4,332	09/18/26	314,605,649	1,427,753
French 10 Year Government Bonds	125	09/08/26	17,136,142	(12,453)
FTSE 100 Index	900	09/18/26	125,844,949	138,419
FTSE/MIB Index	35	09/18/26	10,373,664	(149,206)
Gasoline RBOB	22	09/30/26	2,283,112	133,860
Gasoline RBOB	46	07/31/26	5,592,947	(143,247)
IBEX 35 Index	48	07/17/26	10,638,026	40,716

36	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ice 3M Sonia Index	26	12/15/26	$8,288,687	$ (51)
KC HRW Wheat	29	12/14/26	928,363	(23,296)
Lean Hogs	38	10/14/26	1,246,400	26,858
Live Cattle	49	08/31/26	4,751,530	(91,184)
Live Cattle	29	10/30/26	2,745,140	17,297
LME Lead	16	08/17/26	743,216	(82,060)
LME Lead	54	10/19/26	2,542,955	(251,015)
LME Lead	295	07/13/26	13,584,012	(1,148,798)
LME Lead	19	01/18/27	911,525	(57,665)
LME Lead	19	12/14/26	906,300	(55,053)
LME Nickel	149	08/17/26	14,476,560	(1,684,592)
LME Nickel	32	09/14/26	3,121,156	120,205
LME Nickel	154	07/13/26	14,889,327	(2,556,184)
LME Nickel	61	12/14/26	6,022,998	(624,116)
LME Nickel	16	01/18/27	1,587,195	(171,667)
LME Nickel	8	02/15/27	796,621	(80,177)
LME Nickel	17	04/19/27	1,704,551	(268,536)
LME Primary Aluminum	275	07/13/26	21,150,044	(1,699,969)
LME Primary Aluminum	138	12/14/26	10,617,375	(398,692)
LME Primary Aluminum	40	01/18/27	3,072,500	(221,673)
LME Primary Aluminum	53	11/16/26	4,082,988	(510,376)
LME Primary Aluminum	180	08/17/26	13,874,985	(2,326,817)
LME Primary Aluminum	54	03/15/27	4,139,438	(465,865)
LME Zinc	229	07/13/26	20,475,062	553,828
LME Zinc	55	11/16/26	4,870,828	242,371
LME Zinc	22	12/14/26	1,942,831	82,823
LME Zinc	22	01/18/27	1,936,781	131,458
LME Zinc	29	02/15/27	2,545,055	101,436
LME Zinc	226	08/17/26	20,243,724	287,333
LME Zinc	24	03/15/27	2,101,152	(4,374)
LME Zinc	23	05/17/27	2,000,954	12,394
Low Sulphur Gas Oil	13	12/10/26	1,046,175	(54,426)
Low Sulphur Gas Oil	36	08/12/26	3,279,600	(362,772)
MSCI Emerging Markets Index	139	09/18/26	12,213,235	(65,790)
Natural Gas	32	03/29/27	941,440	(408)
NY Harbor ULSD	23	07/31/26	3,119,311	(311,212)
Omxs30 Index	451	07/17/26	14,963,022	317,685
S&P 500 E-Mini Index	2,397	09/18/26	904,657,762	(9,706,870)
S&P Mid 400 Emini	121	09/18/26	47,008,500	680,361
S&P Toronto Stock Exchange 60 Index	59	09/17/26	17,103,656	(188,914)
Soybean	73	01/14/27	4,229,438	29,497
Soybean Meal	77	01/14/27	2,345,420	(9,604)
Soybean Oil	70	01/14/27	2,735,460	(185,373)
Sugar 11	128	02/26/27	2,259,354	91,477
TOPIX Futures	839	09/10/26	206,557,213	5,095,580
VSTOXX Index	6,820	07/22/26	13,714,855	(1,040,145)
Wheat	77	12/14/26	2,327,325	(47,454)
WTI Crude	70	07/21/26	4,865,000	(1,294,493)

Total				$(17,739,255)

The accompanying notes are an integral part of these consolidated financial statements.	37

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
10 Year U.K. Long Gilt	(14)	09/28/26	$(1,656,656)	$ 4,872
10 Year U.S. Treasury Notes	(1,025)	09/21/26	(112,637,891)	(351,800)
2 Year U.S. Treasury Notes	(1,169)	09/30/26	(240,969,257)	276,438
20 Year U.S. Treasury Bonds	(2)	09/21/26	(227,000)	(1,641)
3 Month SOFR	(1,273)	12/15/26	(305,790,513)	470,144
3 Month SOFR	(1,533)	06/15/27	(367,613,400)	1,044,410
3 Month SOFR	(1,583)	03/16/27	(379,761,700)	1,023,970
3 Month SOFR	(1,025)	03/14/28	(246,281,875)	452,615
3 Month SOFR	(1,190)	12/14/27	(285,674,375)	613,453
3 Month SOFR	(1,401)	09/14/27	(336,082,388)	837,546
3 Month SOFR	(864)	06/20/28	(207,727,200)	204,874
3 Month SOFR	(664)	09/19/28	(159,692,000)	38,642
30 Year German Euro-Buxl	(3)	09/08/26	(381,240)	(10,357)
3M Euribor	(383)	03/15/27	(106,543,027)	(264,839)
3M Euribor	(364)	12/14/26	(101,293,994)	(224,615)
3M Euribor	(212)	09/14/26	(59,040,822)	(78,107)
3M Euribor	(363)	06/14/27	(100,984,607)	(251,013)
3M Euribor	(356)	09/13/27	(99,067,753)	(231,985)
3M Euribor	(310)	12/13/27	(86,297,856)	(210,293)
3M Euribor	(181)	03/13/28	(50,394,568)	(102,653)
3M Euribor	(70)	06/19/28	(19,489,612)	(33,526)
3M SARON	(5)	06/15/27	(1,545,792)	(2,947)
5 Year German Euro-Bund	(7)	09/08/26	(1,018,491)	(7,690)
5 Year U.S. Treasury Notes	(1,222)	09/30/26	(130,811,281)	(70,131)
ASX 90 Day Bank Accepted Bills	(292)	09/10/26	(199,947,629)	(107,403)
ASX 90 Day Bank Accepted Bills	(302)	12/10/26	(206,780,020)	(125,022)
ASX 90 Day Bank Accepted Bills	(316)	03/11/27	(216,381,680)	(161,239)
CBOE Volatility Index	(19)	07/22/26	(341,063)	47,445
CBOE Volatility Index	(208)	08/19/26	(3,941,392)	541,448
CBOE Volatility Index	(227)	09/16/26	(4,473,285)	304,484
Coffee	(46)	09/18/26	(5,113,763)	(924,998)
Corn	(982)	09/14/26	(20,462,425)	383,427
Cotton No.2	(30)	12/08/26	(1,152,000)	(94)
Euro-Bobl	(168)	09/08/26	(22,147,974)	(183,685)
Euro-Schatz	(762)	09/08/26	(92,255,252)	(278,663)
FTSE/JSE Top 40 Index	(53)	09/17/26	(3,320,201)	(934)
Gasoline RBOB	(19)	08/31/26	(2,179,418)	112,033
Gold	(40)	08/27/26	(16,154,000)	597,285
Hang Seng Index	(51)	07/30/26	(7,428,403)	(21,131)
HSCEI	(197)	07/30/26	(9,460,853)	240,421
Ice 3M Sonia Index	(117)	03/16/27	(37,252,534)	(147,460)
Ice 3M Sonia Index	(128)	06/15/27	(40,727,319)	(161,142)
Ice 3M Sonia Index	(131)	09/14/27	(41,679,694)	(159,383)
Ice 3M Sonia Index	(121)	03/14/28	(38,530,138)	(127,555)
Ice 3M Sonia Index	(129)	12/14/27	(41,058,335)	(143,488)
Ice 3M Sonia Index	(96)	06/20/28	(30,575,732)	(102,288)
Ice 3M Sonia Index	(76)	09/19/28	(24,207,048)	(75,417)
Japan 10 Year Government Bond	(80)	09/14/26	(62,865,402)	(72,631)
KC HRW Wheat	(50)	09/14/26	(1,563,125)	47,635
Lean Hogs	(214)	08/14/26	(8,405,920)	(145,949)
LME Lead	(465)	08/17/26	(21,599,715)	1,022,138
LME Lead	(54)	10/19/26	(2,542,955)	187,625

38	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
LME Lead	(295)	07/13/26	$(13,584,013)	$ 971,203
LME Lead	(19)	01/18/27	(911,525)	37,540
LME Lead	(19)	12/14/26	(906,300)	51,860
LME Nickel	(169)	08/17/26	(16,419,722)	900,393
LME Nickel	(41)	09/14/26	(3,998,981)	(106,536)
LME Nickel	(154)	07/13/26	(14,889,327)	2,128,880
LME Nickel	(61)	12/14/26	(6,022,998)	630,690
LME Nickel	(16)	01/18/27	(1,587,195)	140,025
LME Nickel	(8)	02/15/27	(796,621)	100,160
LME Primary Aluminum	(275)	07/13/26	(21,150,044)	2,278,219
LME Primary Aluminum	(36)	09/14/26	(2,777,805)	291,837
LME Primary Aluminum	(100)	12/14/26	(7,693,750)	373,299
LME Primary Aluminum	(40)	01/18/27	(3,072,500)	362,996
LME Primary Aluminum	(121)	08/17/26	(9,327,073)	838,331
LME Primary Aluminum	(53)	11/16/26	(4,082,988)	599,691
LME Primary Aluminum	(54)	03/15/27	(4,139,438)	387,222
LME Zinc	(229)	07/13/26	(20,475,062)	(392,505)
LME Zinc	(12)	09/14/26	(1,070,526)	(22,521)
LME Zinc	(55)	11/16/26	(4,870,828)	(286,500)
LME Zinc	(22)	12/14/26	(1,942,831)	(135,806)
LME Zinc	(22)	01/18/27	(1,936,781)	(97,719)
LME Zinc	(100)	08/17/26	(8,957,400)	(151,161)
LME Zinc	(29)	02/15/27	(2,545,055)	2,926
LME Zinc	(24)	03/15/27	(2,101,152)	(660)
Low Sulphur Gas Oil	(11)	09/10/26	(971,025)	20,253
MSCI EAFE Index	(176)	09/18/26	(27,678,640)	131,104
Natural Gas	(95)	07/29/26	(3,111,250)	(9,302)
Silver	(4)	09/28/26	(1,198,440)	(25,811)
Soybean	(223)	11/13/26	(12,752,813)	(46,570)
Soybean Meal	(62)	12/14/26	(1,879,220)	14,415
Soybean Oil	(83)	12/14/26	(3,254,430)	210,218
Sugar 11	(493)	09/30/26	(8,183,011)	(249,745)
Wheat	(139)	09/14/26	(4,095,288)	42,366

Total				$12,659,618

TOTAL FUTURES CONTRACTS				$(5,079,637)

SWAP CONTRACTS — At June 30, 2026, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2026(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.IG Ind 46	(1.000)%	0.510%	06/20/31		$662,350	$(14,674,630)	$(12,453,737)	$(2,220,893)
ICE CD ITXEB 45	(1.000)	0.516	06/20/31	EUR	434,250	(11,267,765)	(9,225,783)	(2,041,982)
Protection Sold:
CDX.NA.HY Ind 46	5.000	3.040	06/20/31		$287,645	23,558,085	13,944,193	9,613,892

The accompanying notes are an integral part of these consolidated financial statements.	39

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2026(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

ICE CD ITXEX 45	5.000%	2.445%	06/20/31	EUR	246,150	$31,210,617	$21,914,392	$ 9,296,225

TOTAL						$28,826,307	$14,179,065	$14,647,242

(a)	Payments made quarterly.
(b)

Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date#	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation)*

Russell 3000 TR Index	12M SOFR+0.510(a)	BofA Securities LLC	03/09/27		$590,201	$2,689,414
Russell 3000 TR Index	12M SOFR+0.780(a)	BofA Securities LLC	06/10/27		38,086	178,118
BCOMRS Index	0.000(a)	Citibank NA	12/10/26		10,819	(488,850)
M1WO Index	12M SOFR+0.350(a)	Citibank NA	11/12/26		51,644	468,265
M1WO Index	12M SOFR+0.320(a)	Citibank NA	12/10/26		55,114	498,985
MSCI World Index	12M SOFR+0.250(a)	Citibank NA	04/12/27		48,474	437,360
Russell 3000 TR Index	12M SOFR+0.580(a)	Citibank NA	02/17/27		864,807	3,967,635
Russell 3000 TR Index	12M SOFR+0.570(a)	Citibank NA	04/09/27		225,458	1,033,373
DBCDSBEF Index	0.000(b)	Deutsche Bank AG (London)	07/10/26	EUR	176,712	126,170
DBCDSBUF Index(c)	0.000(b)	Deutsche Bank AG (London)	07/10/26		205,152	19,309
AMZX Index	12M SOFR+0.910(a)	JPMorgan Securities, Inc.	04/09/27		17,930	140,922
AMZX Index	12M SOFR+0.750(a)	JPMorgan Securities, Inc.	05/10/27		13,421	106,438
BCOMRS Index	0.000(a)	JPMorgan Securities, Inc.	08/11/26		4,784	(216,159)
BCOMRS Index	0.000(a)	JPMorgan Securities, Inc.	03/10/27		13,415	(606,148)
JCUBIXY1 Index	0.000(b)	JPMorgan Securities, Inc.	07/10/26		22,411	(249,609)
JPGSMARB Index	12M SOFR+0.890(a)	JPMorgan Securities, Inc.	07/29/26		32,187	(176,222)
JPGSMARB Index	12M SOFR+0.890(a)	JPMorgan Securities, Inc.	09/10/26		6,938	(37,986)
JPGSMARB Index	12M SOFR+0.890(a)	JPMorgan Securities, Inc.	02/10/27		8,068	(44,170)
JPOSCUVS Index	0.000(b)	JPMorgan Securities, Inc.	07/10/26		44,000	1,022,582
JPOSFES1 Index	0.000(b)	JPMorgan Securities, Inc.	07/10/26		16,889	77,051
JPOSSVHY Index	0.000(b)	JPMorgan Securities, Inc.	07/10/26		23,581	376,191
JPOSSVV1 Index	0.000(b)	JPMorgan Securities, Inc.	07/10/26		6,566	64,360
M1WO Index	12M SOFR+0.240(a)	JPMorgan Securities, Inc.	03/10/27		12,684	114,382
Russell 3000 TR Index	12M SOFR+0.720(a)	JPMorgan Securities, Inc.	09/09/26		72,863	338,820
Russell 3000 TR Index	12M SOFR+0.685(a)	JPMorgan Securities, Inc.	10/08/26		333,527	1,545,749
Russell 3000 TR Index	12M SOFR+0.480(a)	JPMorgan Securities, Inc.	03/10/27		88,723	403,110
MSCBVMCL Index	0.000(b)	MS & Co. Int. PLC	07/09/26		20,805	193,959
MSCBVMH3 Index	0.000(b)	MS & Co. Int. PLC	07/09/26		338,959	3,363,461
MSFVWGTT Index	0.000(b)	MS & Co. Int. PLC	07/09/26		444,344	1,476,122
MSVXCS01 Index	0.000(b)	MS & Co. Int. PLC	07/09/26		39,582	352,548

40	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS (continued)

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date#	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

Russell 3000 TR Index	12M SOFR+0.750(a)	MS & Co. Int. PLC	06/08/27	$710,115	$3,311,582

TOTAL					$20,486,762

(a)	Payments made monthly.
(b)	Payments made at maturity.
(c)	The top 50 components are shown below.
#

The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

A basket (MSCBVMH3) of Futures & Options

Caption	Security Type	Shares	Value	Weight

iShares iBoxx $ High Yield Corporate Bond ETF	Futures	16,308	$1,304,112	0.4
iShares iBoxx $ High Yield Corporate Bond ETF, 82.000, 07/17/26	Options	(84)	—	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 77.000, 09/18/26	Options	(152)	(1)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 82.000, 08/21/26	Options	(908)	(5)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 78.500, 07/17/26	Options	(111)	(6)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 81.000, 09/18/26	Options	(152)	(7)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 79.500, 07/17/26	Options	(221)	(29)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 77.000, 07/17/26	Options	(6,028)	(30)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 81.000, 07/17/26	Options	(11,816)	(59)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 78.000, 09/18/26	Options	(152)	(60)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 76.000, 08/21/26	Options	(527)	(69)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 81.000, 08/21/26	Options	(4,819)	(72)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 80.000, 09/18/26	Options	(303)	(102)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 79.000, 09/18/26	Options	(152)	(163)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 79.000, 09/18/26	Options	(303)	(187)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 79.000, 08/21/26	Options	(518)	(510)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 77.000, 08/21/26	Options	(6,423)	(514)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 78.000, 07/17/26	Options	(16,181)	(566)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 80.000, 08/21/26	Options	(2,113)	(1,543)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 78.000, 08/21/26	Options	(12,111)	(2,241)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 79.000, 07/17/26	Options	(26,060)	(2,271)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 80.000, 07/17/26	Options	(36,078)	(2,292)	0.0

The accompanying notes are an integral part of these consolidated financial statements.	41

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MSCBVMH3) of Futures & Options (continued)

Caption	Security Type	Shares	Value	Weight

iShares iBoxx $ High Yield Corporate Bond ETF, 80.000, 07/17/26	Options	(6,793)	$(2,853)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 80.000, 08/21/26	Options	(24,794)	(5,455)	0.0
iShares iBoxx $ High Yield Corporate Bond ETF, 79.000, 08/21/26	Options	(17,112)	(6,891)	0.0

A basket (MSFVWGTT) of Futures & Options

10 Year U.S. Treasury Notes	Futures	3,578	393,164	0.3
10 Year U.S. Treasury Notes, 108.500	Options	(1,587)	(2)	0.0
10 Year U.S. Treasury Notes, 109.250	Options	(2,348)	(2)	0.0
10 Year U.S. Treasury Notes, 108.750	Options	(2,369)	(2)	0.0
10 Year U.S. Treasury Notes, 111.250	Options	(2,483)	(2)	0.0
10 Year U.S. Treasury Notes, 111.000	Options	(10,447)	(10)	0.0
10 Year U.S. Treasury Notes, 109.500	Options	(1,168)	(18)	0.0
10 Year U.S. Treasury Notes, 110.250	Options	(1,537)	(24)	0.0
10 Year U.S. Treasury Notes, 110.250	Options	(421)	(46)	0.0
10 Year U.S. Treasury Notes, 109.250	Options	(858)	(54)	0.0
10 Year U.S. Treasury Notes, 109.500	Options	(854)	(93)	0.0
10 Year U.S. Treasury Notes, 110.500	Options	(1,678)	(105)	0.0
10 Year U.S. Treasury Notes, 109.250	Options	(3,595)	(112)	0.0
10 Year U.S. Treasury Notes, 109.750	Options	(850)	(159)	0.0
10 Year U.S. Treasury Notes, 110.000	Options	(2,316)	(181)	0.0
10 Year U.S. Treasury Notes, 110.250	Options	(421)	(197)	0.0
10 Year U.S. Treasury Notes, 110.000	Options	(847)	(251)	0.0
10 Year U.S. Treasury Notes, 110.000	Options	(1,773)	(277)	0.0
10 Year U.S. Treasury Notes, 109.500	Options	(3,578)	(280)	0.0
10 Year U.S. Treasury Notes, 110.000	Options	(1,773)	(471)	0.0
10 Year U.S. Treasury Notes, 109.500	Options	(1,168)	(475)	0.0
10 Year U.S. Treasury Notes, 110.250	Options	(7,060)	(552)	0.0
10 Year U.S. Treasury Notes, 109.750	Options	(3,562)	(557)	0.0

A basket(DBCDSBUF)of Swaps

Netflix, Inc.	Swaps	436	9,235	0.5
Teck Resources Limited	Swaps	436	8,988	0.5
Advanced Micro Devices, Inc.	Swaps	436	8,927	0.5
T-Mobile USA, Inc.	Swaps	436	8,827	0.5
Marathon Petroleum Corp.	Swaps	436	8,722	0.5
Best Buy Co. Inc.	Swaps	436	8,700	0.5
HCA Inc.	Swaps	436	8,681	0.4
Radian Group Inc.	Swaps	378	6,951	0.4
The AES Corporation	Swaps	218	3,931	0.2
Block Financial LLC	Swaps	218	3,862	0.2
DXC Technology Company	Swaps	321	2,903	0.2
Barrick Gold Corporation	Swaps	436	1,441	0.1
Newmont Corporation	Swaps	436	1,419	0.1
AbbVie Inc.	Swaps	436	1,396	0.1
Honeywell International Inc.	Swaps	371	1,292	0.1
Boston Scientific Corporation	Swaps	436	1,284	0.1
American Electric Power Company, Inc.	Swaps	436	1,245	0.1
Microsoft	Swaps	436	1,139	0.1
FirstEnergy Corp.	Swaps	410	1,135	0.1
The Cigna Group	Swaps	436	1,132	0.1
TransCanada PipeLines Limited	Swaps	436	1,066	0.1
Kinder Morgan, Inc.	Swaps	431	1,030	0.1
CDX.NA.IG.46 Index	Swaps	436	983	0.1
The PNC Financial Services Group, Inc.	Swaps	436	945	0.0
The Williams Companies, Inc.	Swaps	436	937	0.0
NextEra Energy Capital Holdings, Inc.	Swaps	436	859	0.0

42	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (DBCDSBUF) of Swaps (continued)

Caption	Security Type	Shares	Value	Weight

Energy Transfer L.P.	Swaps	436	$845	0.0
General Mills, Inc.	Swaps	436	829	0.0
Enbridge Inc.	Swaps	411	807	0.0
CSX Corporation	Swaps	218	802	0.0
Amazon.com, Inc	Swaps	364	728	0.0
AT&T Inc.	Swaps	436	698	0.0
ConocoPhillips	Swaps	218	649	0.0
McKesson Corporation	Swaps	188	587	0.0
Simon Property Group, L.P.	Swaps	233	574	0.0
Valero Energy Corporation	Swaps	218	525	0.0
Bristol-Myers Squibb Company	Swaps	163	501	0.0
United Parcel Service, Inc.	Swaps	145	489	0.0
RTX Corporation	Swaps	153	487	0.0
LENNAR Corporation	Swaps	25	472	0.0
Pfizer Inc.	Swaps	149	460	0.0
Canadian Natural Resources Limited	Swaps	218	457	0.0
Cox Communications, Inc.	Swaps	436	382	0.0
HALLIBURTON Company	Swaps	145	325	0.0
Hess Corporation	Swaps	71	226	0.0
Sempra	Swaps	72	204	0.0
HSBC Holdings PLC	Swaps	436	204	0.0
The Campbell Soup Company	Swaps	436	185	0.0
Conagra Brands, Inc.	Swaps	436	181	0.0
International Paper Company	Swaps	76	156	0.0

A basket (DBCDSBEF) of Swaps

EDP, S.A	Swaps	(37,571)	(790,504)	0.5
Dolce & Gabbana	Swaps	(37,571)	(778,382)	0.5
Smurfit Kappa Acquisitions Unlimited Company	Swaps	(37,571)	(774,150)	0.5
ITV PLC	Swaps	(37,571)	(757,553)	0.5
Wendel	Swaps	(37,571)	(746,864)	0.5
Cellnex Telecom, S.A	Swaps	(37,571)	(740,775)	0.5
CNH Industrial N.V.	Swaps	(37,571)	(735,964)	0.5
Stora Enso OYJ	Swaps	(37,571)	(729,738)	0.4
Heidelberg Materials AG	Swaps	(34,074)	(691,513)	0.4
Louis Dreyfus Company B.V.	Swaps	(36,327)	(690,027)	0.4
ArcelorMittal SA	Swaps	(31,309)	(608,432)	0.4
Anglo American PLC	Swaps	(20,424)	(407,989)	0.2
Stellantis N.V.	Swaps	(28,186)	(403,537)	0.2
Leonardo Societa per Azioni	Swaps	(12,524)	(265,190)	0.2
Glencore International AG	Swaps	(11,677)	(234,429)	0.1
Vodafone Group Public Limited Company	Swaps	(37,571)	(96,463)	0.1
British American Tobacco P.L.C	Swaps	(37,571)	(84,298)	0.1
HENKEL AG & CO. KGAA	Swaps	(25,047)	(78,034)	0.0
Aviva PLC	Swaps	(37,040)	(71,988)	0.0
Imperial Brands PLC	Swaps	(37,571)	(68,801)	0.0
Pernod Ricard	Swaps	(31,309)	(66,143)	0.0
ENEL S.p.A.	Swaps	(27,651)	(62,422)	0.0
Compass Group PLC	Swaps	(18,785)	(61,386)	0.0
Aether	Swaps	(15,824)	(49,481)	0.0
Svenska Handelsbanken AB	Swaps	(12,133)	(44,138)	0.0
Pearson PLC	Swaps	(18,688)	(42,784)	0.0
DIAGEO PLC	Swaps	(12,524)	(35,737)	0.0
Bertelsmann SE & Co. KGaA	Swaps	(12,524)	(33,227)	0.0
Marks and Spencer P.L.C	Swaps	(25,695)	(31,570)	0.0
Bekaert SA	Swaps	(28,420)	(27,860)	0.0
Teva Pharmaceutical Industries Ltd	Swaps	(5,042)	(17,460)	0.0
Centrica PLC	Swaps	(6,262)	(14,779)	0.0
Carrefour S.A.	Swaps	(6,262)	(11,382)	0.0

The accompanying notes are an integral part of these consolidated financial statements.	43

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (DBCDSBEF) of Swaps (continued)

Caption	Security Type	Shares	Value	Weight
Danske Bank A/S	Swaps	(3,370)	$(6,693)	0.0
Repsol, S.A.	Swaps	(3,336)	(6,074)	0.0
Mediobanca Banca di Credito Finanziario S.p.A.	Swaps	(3,162)	(5,743)	0.0
Unibail-Rodamco-Westfield SE	Swaps	(6,262)	(5,601)	0.0
National Grid PLC	Swaps	(1,330)	(3,351)	0.0
Bayer Aktiengesellschaft	Swaps	(835)	(1,850)	0.0
Aktiebolaget Electrolux	Swaps	(6,262)	7,465	0.0
WPP 2005 Limited	Swaps	(13,543)	16,378	0.0
PostNL N.V.	Swaps	(37,571)	105,962	(0.1)
Südzucker AG	Swaps	(37,571)	106,688	(0.1)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2026, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
CBOE Volatility Index		$24.000	07/22/2026	2,090		$5,016,000	$96,140	$445,103	$(348,963)
CBOE Volatility Index		24.000	08/19/2026	2,080		4,992,000	256,880	513,198	(256,318)
CBOE Volatility Index		23.000	09/16/2026	2,270		5,221,000	431,300	556,838	(125,538)

Total purchased option contracts				6,440			$784,320	$1,515,139	$(730,819)

Written option contracts
Calls
Euro Stoxx 50 Index	EUR	6,350.000	07/03/2026	(46)	EUR	(29,210,000)	(11,195)	(8,019)	(3,176)
Euro Stoxx 50 Index		6,475.000	07/10/2026	(46)		(29,785,000)	(3,837)	(7,308)	3,471
Euro Stoxx 50 Index		6,575.000	07/17/2026	(46)		(30,245,000)	(3,048)	(3,020)	(28)
Euro Stoxx 50 Index		6,500.000	07/24/2026	(47)		(30,550,000)	(13,103)	(5,406)	(7,697)
FTSE 100 Index	GBP	10,800.000	07/17/2026	(16)	GBP	(17,280,000)	(2,759)	(4,622)	1,863
FTSE 100 Index		10,875.000	07/17/2026	(12)		(13,050,000)	(955)	(2,360)	1,405
FTSE 100 Index		11,025.000	07/17/2026	(2)		(2,205,000)	(40)	(603)	563
FTSE 100 Index		11,075.000	08/21/2026	(2)		(2,215,000)	(464)	(512)	48
Nikkei 225 Index	JPY	67,500.000	07/10/2026	(1)	JPY	(6,750,000)	(20,726)	(5,338)	(15,388)
Nikkei 225 Index		71,125.000	07/10/2026	(5)		(35,562,500)	(36,902)	(20,275)	(16,627)
Nikkei 225 Index		73,000.000	07/10/2026	(2)		(14,600,000)	(7,380)	(6,058)	(1,322)
Nikkei 225 Index		75,500.000	07/10/2026	(3)		(22,650,000)	(3,893)	(5,741)	1,848
Nikkei 225 Index		76,000.000	07/10/2026	(4)		(30,400,000)	(4,281)	(3,737)	(544)
Nikkei 225 Index		80,000.000	08/14/2026	(1)		(8,000,000)	(3,444)	(2,933)	(511)
S&P 500 Index		$7,550.000	07/01/2026	(25)		$(18,875,000)	(4,250)	(29,180)	24,930
S&P 500 Index		7,900.000	07/01/2026	(13)		(10,270,000)	(33)	(12,461)	12,428
S&P 500 Index		7,530.000	07/02/2026	(25)		(18,825,000)	(32,875)	(16,559)	(16,316)
S&P 500 Index		7,520.000	07/06/2026	(25)		(18,800,000)	(66,875)	(31,327)	(35,548)
S&P 500 Index		7,725.000	07/08/2026	(19)		(14,677,500)	(475)	(26,701)	26,226
S&P 500 Index		7,825.000	07/15/2026	(18)		(14,085,000)	(1,935)	(19,896)	17,961
S&P 500 Index		7,700.000	07/22/2026	(19)		(14,630,000)	(34,865)	(39,922)	5,057

				(377)			$(253,335)	$(251,978)	$(1,357)

44	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Puts
Euro Stoxx 50 Index	EUR	5,800.000	07/03/2026	(93)	EUR	(53,940,000)	$(106)	$(33,661)	$33,555
Euro Stoxx 50 Index		5,925.000	07/10/2026	(91)		(53,917,500)	(1,871)	(21,195)	19,324
Euro Stoxx 50 Index		6,050.000	07/17/2026	(91)		(55,055,000)	(13,725)	(39,536)	25,811
Euro Stoxx 50 Index		5,950.000	07/24/2026	(94)		(55,930,000)	(14,607)	(27,572)	12,965
FTSE 100 Index	GBP	9,825.000	07/17/2026	(15)	GBP	(14,737,500)	(1,393)	(4,501)	3,108
FTSE 100 Index		9,900.000	07/17/2026	(10)		(9,900,000)	(1,127)	(6,254)	5,127
FTSE 100 Index		9,950.000	07/17/2026	(4)		(3,980,000)	(504)	(3,037)	2,533
FTSE 100 Index		10,075.000	07/17/2026	(18)		(18,135,000)	(3,343)	(6,385)	3,042
FTSE 100 Index		10,250.000	07/17/2026	(14)		(14,350,000)	(5,107)	(7,369)	2,262
FTSE 100 Index		10,025.000	08/21/2026	(4)		(4,010,000)	(3,050)	(3,689)	639
Nikkei 225 Index	JPY	53,250.000	07/10/2026	(2)	JPY	(10,650,000)	(320)	(5,336)	5,016
Nikkei 225 Index		57,875.000	07/10/2026	(9)		(52,087,500)	(3,099)	(21,889)	18,790
Nikkei 225 Index		58,500.000	07/10/2026	(4)		(23,400,000)	(1,501)	(15,940)	14,439
Nikkei 225 Index		62,125.000	07/10/2026	(8)		(49,700,000)	(7,528)	(50,174)	42,646
Nikkei 225 Index		64,750.000	07/10/2026	(7)		(45,325,000)	(14,207)	(31,562)	17,355
Nikkei 225 Index		62,000.000	08/14/2026	(2)		(12,400,000)	(12,178)	(14,764)	2,586
S&P 500 Index		$7,160.000	07/01/2026	(50)		$(35,800,000)	(750)	(56,064)	55,314
S&P 500 Index		7,325.000	07/01/2026	(26)		(19,045,000)	(1,690)	(107,851)	106,161
S&P 500 Index		7,180.000	07/02/2026	(51)		(36,618,000)	(3,570)	(95,716)	92,146
S&P 500 Index		7,180.000	07/06/2026	(51)		(36,618,000)	(9,053)	(55,445)	46,392
S&P 500 Index		7,025.000	07/08/2026	(37)		(25,992,500)	(6,013)	(190,568)	184,555
S&P 500 Index		7,220.000	07/15/2026	(37)		(26,714,000)	(50,690)	(151,382)	100,692
S&P 500 Index		7,000.000	07/22/2026	(38)		(26,600,000)	(43,130)	(113,212)	70,082

				(756)			$(198,562)	$(1,063,102)	$864,540

Total written option contracts				(1,133)			$(451,897)	$(1,315,080)	$863,183

TOTAL				5,307			$332,423	$200,059	$132,364

The accompanying notes are an integral part of these consolidated financial statements.	45

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued) June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazil Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CZK	—Czech Republic Koruna
EUR	—Euro
GBP	—British Pound
HUF	—Hungarian Forint
IDR	—Indonesia Rupiah
ILS	—Israeli Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PHP	—Philippines Peso
PLN	—Polish Zloty
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
CVR	—Contingent Value Rights
ETF	—Exchange Traded Fund
LLC	—Limited Liability Company
LP	—Limited Partnership
MSCI	—Morgan Stanley Capital International
PLC	—Public Limited Company
RB	—Revenue Bond
REIT	—Real Estate Investment Trust

Abbreviations:
BofA Securities LLC	—Bank of America Securities LLC
CDX.NA.HY Ind 46	—CDX North America High Yield Index 46
CDX.NA.IG Ind 46	—CDX North America Investment Grade Index 46
ICE	—Inter-Continental Exchange
ICE CD ITXEB	—iTraxx Europe Index
ICE CD ITXEX	—iTraxx Europe Crossover Index
MSCI	—Morgan Stanley Capital International
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

46	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments June 30, 2026 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(a) – 12.7%

Goldman Sachs Financial Square Government Fund — Institutional Shares
44,096,713	3.538%	$44,096,713

(Cost $44,096,713)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments(c) – 90.7%

U.S. Treasury Obligations – 90.7%
U.S. Treasury Bills
$3,000,000	0.000	%(b)	07/09/26	$2,997,577
84,100,000	0.000	(b)	07/16/26	83,973,982
5,100,000	0.000		08/27/26	5,070,394
32,400,000	0.000	(b)	09/17/26	32,144,287
64,400,000	0.000		10/01/26	63,785,987
10,000,000	0.000		10/15/26	9,891,198
73,000,000	0.000		10/20/26	72,151,699
45,000,000	0.000		11/19/26	44,336,628

TOTAL SHORT- TERM INVESTMENTS (Cost $314,417,576)				$314,351,752

TOTAL INVESTMENTS – 103.4% (Cost $358,514,289)				$358,448,465

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.4)%				(11,765,644)

NET ASSETS – 100.0%				$346,682,821

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

(b)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Brent Crude	188	07/31/26	$13,714,600	$(201,942)
Cattle Feeder	3	11/19/26	534,825	27,876
Cocoa	32	12/15/26	1,660,160	279,712
Coffee	24	12/18/26	2,538,900	138,291
Coffee	3	09/18/26	333,506	49,567
Copper	9	09/28/26	1,407,150	50,630
Copper	11	12/29/26	1,742,813	6,700
Corn	16	09/14/26	333,400	(470)
Corn	46	12/14/26	1,002,800	(9,354)
Cotton No. 2	19	12/08/26	729,600	(19,927)
Gasoline RBOB	8	08/31/26	917,650	(59,846)
Gasoline RBOB	42	10/30/26	4,137,991	(518,493)
Gold	2	08/27/26	807,700	(75,494)
Gold	13	12/29/26	5,328,050	(843,987)
KC HRW Wheat	31	12/14/26	992,388	(93,311)
Lean Hogs	6	08/14/26	235,680	4,934
LME Copper	10	07/13/26	3,341,470	62,563
LME Copper	9	09/14/26	3,010,601	62,171
LME Copper	7	11/16/26	2,341,176	25,927
LME Lead	59	07/13/26	2,716,803	(311,416)

The accompanying notes are an integral part of these consolidated financial statements.	47

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued) June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
LME Lead	64	09/14/26	$ 2,987,552	$ (178,088)
LME Lead	48	11/16/26	2,274,600	(134,535)
LME Nickel	54	09/14/26	5,266,950	(450,562)
LME Nickel	46	07/13/26	4,447,461	(487,300)
LME Nickel	5	12/14/26	493,688	(89,551)
LME Nickel	31	11/16/26	3,049,708	(600,786)
LME Primary Aluminum	95	07/13/26	7,306,379	(222,163)
LME Primary Aluminum	112	09/14/26	8,642,060	(552,196)
LME Primary Aluminum	23	12/14/26	1,769,563	(220,699)
LME Primary Aluminum	47	11/16/26	3,620,763	(474,966)
LME Tin	3	07/13/26	768,705	66,275
LME Tin	3	09/14/26	772,890	(2,000)
LME Tin	3	11/16/26	775,575	6,785
LME Zinc	64	09/14/26	5,709,472	377,760
LME Zinc	45	07/13/26	4,023,484	383,057
LME Zinc	43	11/16/26	3,808,102	166,172
Low Sulphur Gas Oil	38	11/12/26	3,168,250	(426,104)
Natural Gas	70	10/28/26	2,375,100	(55,673)
Natural Gas	6	08/27/26	191,640	4,576
NY Harbor ULSD	5	08/31/26	663,621	(27,059)
NY Harbor ULSD	32	10/30/26	4,078,502	(432,820)
Palladium	20	09/28/26	2,421,800	(460,530)
Platinum	12	01/27/27	947,160	(211,998)
Robusta Coffee 10-T	23	11/24/26	830,760	84,021
Silver	5	09/28/26	1,498,050	(146,726)
Silver	13	12/29/26	3,937,505	(877,244)
Soybean Oil	47	11/13/26	2,687,813	17,580
Soybean Oil	73	12/14/26	2,435,130	(85,940)
Sugar 11	64	02/26/27	1,129,677	8,960
Wheat	35	12/14/26	1,057,875	(75,799)
White Sugar	34	11/13/26	790,330	42,105
WTI Crude	219	08/20/26	15,170,130	(198,339)

Total				$(6,679,656)

Short position contracts:
Brent Crude	(100)	11/30/26	(7,248,000)	151,536
Cocoa	(19)	09/15/26	(964,820)	(171,672)
Gasoline RBOB	(17)	09/30/26	(1,764,223)	144,727
KC HRW Wheat	(22)	09/14/26	(687,775)	8,238
Lean Hogs	(26)	12/14/26	(765,700)	689
Live Cattle	(12)	08/31/26	(1,163,640)	2,597
Live Cattle	(30)	12/31/26	(2,836,500)	39,938
LME Copper	(10)	07/13/26	(3,341,470)	(47,928)
LME Copper	(9)	09/14/26	(3,010,601)	(59,789)
LME Copper	(2)	08/17/26	(668,900)	9,177
LME Lead	(59)	07/13/26	(2,716,803)	198,919
LME Lead	(65)	09/14/26	(3,034,232)	187,659
LME Lead	(7)	11/16/26	(331,713)	19,409
LME Nickel	(57)	09/14/26	(5,559,559)	878,067
LME Nickel	(46)	07/13/26	(4,447,461)	369,813
LME Nickel	(1)	12/14/26	(98,738)	19,044

48	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS COMMODITY STRATEGY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
LME Nickel	(9)	11/16/26	$ (885,399)	$ 118,478
LME Primary Aluminum	(95)	07/13/26	(7,306,379)	372,799
LME Primary Aluminum	(103)	09/14/26	(7,947,609)	1,084,527
LME Primary Aluminum	(13)	12/14/26	(1,000,188)	112,822
LME Primary Aluminum	(16)	11/16/26	(1,232,600)	151,154
LME Tin	(3)	07/13/26	(768,705)	(5,540)
LME Tin	(3)	09/14/26	(772,890)	(5,155)
LME Zinc	(45)	07/13/26	(4,023,484)	(311,881)
LME Zinc	(55)	09/14/26	(4,906,577)	(314,842)
LME Zinc	(10)	11/16/26	(885,605)	(7,873)
Low Sulphur Gas Oil	(2)	09/10/26	(176,550)	9,997
NY Harbor ULSD	(9)	09/30/26	(1,172,102)	141,895
Platinum	(7)	10/28/26	(548,030)	46,357
Robusta Coffee 10-T	(1)	09/24/26	(36,580)	(3,422)
Sugar 11	(97)	09/30/26	(1,610,045)	(33,946)
Wheat	(40)	09/14/26	(1,178,500)	13,499
White Sugar	(1)	09/15/26	(23,360)	(1,224)
WTI Crude	(35)	09/22/26	(2,414,300)	560,938
WTI Crude	(190)	10/20/26	(13,049,200)	2,531,728

Total				$ 6,210,735

TOTAL FUTURES CONTRACTS				$ (468,921)

SWAP CONTRACTS — At June 30, 2026, the Fund had the following swap contracts:

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS#

Reference Obligation/ Index(a)	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

CRB 3M Forward Index	12M SOFR +0.11%	Citibank NA	10/30/26	$102,220	$(3)
CRB Future Index	1 mo. U.S. Treasury Bill Rate +0.24	Citibank NA	01/29/27	1,734	—
CRB Future Index	1 mo. U.S. Treasury Bill Rate +0.25	Citibank NA	01/29/27	31,032	3
CRB 3M Forward Index	12M SOFR +0.12	Merrill Lynch International Bank Ltd.	10/30/26	92,833	—
CRB Future Index	1 mo. U.S. Treasury Bill Rate +0.25	Merrill Lynch International Bank Ltd.	01/29/27	2,876	—
CRB 3M Forward Index	12M SOFR +0.12	RBC Dominion Securities, Inc.	10/30/26	32,622	2
CRB Future Index	1 mo. U.S. Treasury Bill Rate +0.29	RBC Dominion Securities, Inc.	10/30/26	23,209	(2)

TOTAL					$—

(a)	Payments made monthly.
#

The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

The accompanying notes are an integral part of these consolidated financial statements.	49

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued) June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
SOFR	—Secured Overnight Financing Rate

50	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Statements of Assets and Liabilities(a) June 30, 2026 (Unaudited)

	Absolute Return Tracker Fund	Commodity Strategy Fund

Assets:
Investments in unaffiliated issuers, at value (cost $4,056,760,973 and $314,417,576, respectively)(b)	$4,933,216,416	$314,351,752
Investments in affiliated issuers, at value (cost $689,632,778 and $44,096,713, respectively)	690,146,552	44,096,713
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	215,693,110	—
Purchased options, at value (premium paid $1,515,139 and $0, respectively)	784,320	—
Cash	213,386,751	901,257
Foreign currencies, at value (cost $2,349,457 and $0, respectively)	2,079,950	—
Unrealized gain on swap contracts	22,305,906	5
Unrealized gain on forward foreign currency exchange contracts	6,500,710	—
Variation margin on futures contracts	15,464,582	338,483
Variation margin on swaps contracts	263,025	—
Unrealized gain on futures contracts	12,836,883	4,672,578
Receivables:
Collateral on certain derivative contracts(c)	339,215,837	—
Fund shares sold	9,965,182	645,120
Interest and dividends	3,710,424	114,939
Due from broker — upfront payment	240,358	—
Foreign tax reclaims	206,890	—
Due from broker	119,751	—
Reimbursement from investment adviser	27,904	10,125
Other assets	5,753	195,241

Total assets	6,466,170,304	365,326,213

Liabilities:
Unrealized loss on futures contracts	13,801,037	4,477,270
Unrealized loss on forward foreign currency exchange contracts	10,475,385	—
Unrealized loss on swap contracts	1,819,144	5
Written option contracts, at value (premium received $1,315,080 and $0, respectively)	451,897	—
Payables:
Payable upon return of securities loaned	215,693,110	—
Due to broker	16,543,788	—
Fund shares redeemed	4,814,883	162,507
Management fees	1,549,602	69,941
Investments purchased	1,036,150	118,609
Distribution and Service fees and Transfer Agency fees	162,405	9,482
Due to broker — upfront payment	—	12,816,548
Interest payable	—	615,745
Accrued expenses	525,269	373,285

Total liabilities	266,872,670	18,643,392

Net Assets:
Paid-in capital	5,332,050,172	339,354,477
Total distributable earnings	867,247,462	7,328,344

NET ASSETS	$6,199,297,634	$346,682,821
Net Assets:
Class A	$41,969,119	$18,636,823
Class C	4,437,116	2,559,323
Institutional	3,192,478,521	116,155,964
Investor	1,324,817,308	6,546,843
Class R6	1,373,981,004	105,649,768
Class R	918,649	2,199,188
Class P	260,695,917	94,934,912
Total Net Assets	$6,199,297,634	$346,682,821
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	3,861,527	2,137,320
Class C	464,546	327,950
Institutional	280,032,480	13,043,130
Investor	118,122,849	733,632
Class R6	120,769,162	11,824,285
Class R	88,295	260,605
Class P	22,872,553	10,631,738
Net asset value, offering and redemption price per share:(d)
Class A	10.87	8.72
Class C	9.55	7.80
Institutional	11.40	8.91
Investor	11.22	8.92
Class R6	11.38	8.93
Class R	10.40	8.44
Class P	11.40	8.93

(a)

Statements of Assets and Liabilities for the Absolute Return Tracker and Commodity Strategy Fund are consolidated and include the balances of Cayman Commodity-ART LLC and Cayman Commodity-CSF, Ltd., respectively. Accordingly, all interfund balances and transactions have been eliminated.

(b)	Includes loaned securities having a market value of $85,318,267 and $0, respectively.
(c)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	Options
Absolute Return Tracker Fund	$152,656,152	$177,324,646	$9,235,039
(d)

Maximum public offering price per share for Class A Shares of the Absolute Return Tracker and Commodity Strategy Funds is $11.50 and $9.13, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these consolidated financial statements.	51

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Statements of Operations(a) For the Six Months Ended June 30, 2026 (Unaudited)

	Absolute Return Tracker Fund	Commodity Strategy Fund

Investment Income:

Dividends — unaffiliated issuers (net of tax withholding of $8,485 and $0, respectively)	$28,018,051	$—
Dividends — affiliated issuers	21,710,622	696,435
Interest	3,574,762	5,770,822
Securities lending income, net of rebates received or paid to borrowers	513,101	—

Total investment income	53,816,536	6,467,257

Expenses:

Management fees	18,705,401	1,063,678
Transfer Agency fees(b)	1,800,126	74,406
Custody, accounting and administrative services	446,981	113,984
Professional fees	147,400	88,345
Registration fees	112,282	62,541
Printing and mailing costs	99,899	35,502
Distribution and Service (12b-1) fees(b)	67,725	40,011
Trustee fees	18,242	13,452
Prime broker fees	11,389	—
Service fees — Class C	5,162	3,322
Other	34,152	4,847

Total expenses	21,448,759	1,500,088

Less — expense reductions	(1,902,988)	(372,268)

Net expenses	19,545,771	1,127,820

NET INVESTMENT INCOME	34,270,765	5,339,437

Realized and unrealized gain (loss):

Net realized gain (loss) from:
Investments — unaffiliated issuers	159,897,988	285,803
Investments — affiliated issuers	(883,897)	—
Purchased options	(2,211,036)	—
Futures contracts	142,545,729	2,768,842
Written options	5,321,243	—
Swap contracts	(231,093,291)	24,297,743
Forward foreign currency exchange contracts	4,381,424	—
Foreign currency transactions	(536,716)	—
Net change in unrealized gain (loss) on:
Investments — affiliated issuers	187,755	—
Investments — unaffiliated issuers	243,998,302	(165,811)
Purchased options	254	—
Futures contracts	(18,594,604)	(1,053,240)
Written options	612,335	—
Swap contracts	33,501,189	156
Forward foreign currency exchange contracts	(5,178,158)	—
Foreign currency translation	(358,827)	—

Net realized and unrealized gain	331,589,690	26,133,493

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$365,860,455	$31,472,930

(a)

Statement of Operations for the Absolute Return Tracker Fund and Commodity Strategy Fund are consolidated and include the balances of a wholly-owned subsidiary, Cayman Commodity-ART, LLC and Cayman Commodity-CSF, Ltd., respectively. Accordingly, all interfund balances and transactions have been eliminated.

(b)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Absolute Return Tracker Fund	$50,125	$15,485	$2,115	$30,075	$3,097	$606,869	$937,255	$185,933	$ 635	$36,262
Commodity Strategy Fund	24,379	9,965	5,667	11,702	1,595	23,920	4,096	16,740	1,360	14,993

52	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Statements of Changes in Net Assets(a)

	Absolute Return Tracker Fund		Commodity Strategy Fund
	For the Six Months Ended June 30, 2026 (Unaudited)	For the Fiscal Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Fiscal Year Ended December 31, 2025

From operations:

Net investment income	$34,270,765	$83,700,670	$5,339,437	$12,143,831

Net realized gain (loss)	77,421,444	(52,351,750)	27,352,388	34,861,027

Net change in unrealized gain (loss)	254,168,246	433,569,766	(1,218,895)	1,588,847

Net increase in net assets resulting from operations	365,860,455	464,918,686	31,472,930	48,593,705

Distributions to shareholders:

From distributable earnings:

Class A Shares	—	(758,095)	(262,913)	(2,562,910)

Class C Shares	—	(75,617)	(31,153)	(377,185)

Institutional Shares	—	(62,272,612)	(1,757,572)	(16,786,647)

Investor Shares	—	(24,068,592)	(97,575)	(940,709)

Class R6 Shares	—	(24,220,140)	(1,624,952)	(14,839,195)

Class R Shares	—	(13,675)	(29,158)	(300,360)

Class P Shares	—	(4,636,534)	(1,454,001)	(13,440,102)

Total distributions to shareholders	—	(116,045,265)	(5,257,324)	(49,247,108)

From share transactions:

Proceeds from sales of shares	846,762,213	1,797,394,003	26,550,400	47,642,715

Reinvestment of distributions	—	75,087,797	4,455,066	41,793,305

Cost of shares redeemed	(573,456,821)	(1,138,845,750)	(47,763,961)	(84,652,181)

Net increase (decrease) in net assets resulting from share transactions	273,305,392	733,636,050	(16,758,495)	4,783,839

TOTAL INCREASE	639,165,847	1,082,509,471	9,457,111	4,130,436

Net assets:

Beginning of period	5,560,131,787	4,477,622,316	337,225,710	333,095,274

End of period	$6,199,297,634	$5,560,131,787	$346,682,821	$337,225,710

(a)

Statements of Changes in Net Assets for the Absolute Return Tracker Fund and Commodity Strategy Fund are consolidated and include the balances of Cayman Commodity-ART LLC and Cayman Commodity-CSF, Ltd., respectively. Accordingly, all interfund balances and transactions have been eliminated.

The accompanying notes are an integral part of these consolidated financial statements.	53

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Absolute Return Tracker Fund

	Class A Shares

	Six Months Ended June 30, 2026		Year Ended December 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$10.23		$9.53	$9.01	$8.36	$9.40	$9.69

Net investment income (loss)(a)	0.04		0.13	0.23	0.26	0.07	(0.01)

Net realized and unrealized gain (loss)	0.60		0.76	0.37	0.61	(0.69)	0.59

Total from investment operations	0.64		0.89	0.60	0.87	(0.62)	0.58

Distributions to shareholders from net investment income	—		(0.01)	(0.08)	(0.22)	(0.31)	—

Distributions to shareholders from net realized gains	—		(0.18)	—	—	(0.11)	(0.87)

Total distributions	—		(0.19)	(0.08)	(0.22)	(0.42)	(0.87)

Net asset value, end of period	$10.87		$10.23	$9.53	$9.01	$8.36	$9.40

Total return(b)	6.26%		9.35%	6.63%	10.45%	(6.62)%	6.09%

Net assets, end of period (in 000s)	$41,969		$40,772	$40,435	$42,676	$41,001	$57,882

Ratio of net expenses to average net assets	1.01	%(c)	1.01%	0.99%	0.97%	1.00%	1.04%

Ratio of total expenses to average net assets	1.05	%(c)	1.08%	1.07%	1.09%	1.09%	1.09%

Ratio of net investment income (loss) to average net assets	0.84	%(c)	1.31%	2.47%	2.92%	0.80%	(0.10)%

Portfolio turnover rate(d)	64%		134%	179%	126%	184%	133%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Absolute Return Tracker Fund

	Class C Shares

	Six Months Ended June 30, 2026		Year Ended December 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$9.03		$8.48	$8.02	$7.47	$8.43	$8.84

Net investment income (loss)(a)	0.00	(b)	0.05	0.14	0.17	0.00 (b)	(0.08)

Net realized and unrealized gain (loss)	0.52		0.68	0.34	0.54	(0.61)	0.54

Total from investment operations	0.52		0.73	0.48	0.71	(0.61)	0.46

Distributions to shareholders from net investment income	—		—	(0.02)	(0.16)	(0.24)	—

Distributions to shareholders from net realized gains	—		(0.18)	—	—	(0.11)	(0.87)

Total distributions	—		(0.18)	(0.02)	(0.16)	(0.35)	(0.87)

Net asset value, end of period	$9.55		$9.03	$8.48	$8.02	$7.47	$8.43

Total return(c)	5.88%		8.44%	5.97%	9.45%	(7.23)%	5.31%

Net assets, end of period (in 000s)	$4,437		$3,877	$4,579	$4,497	$5,574	$7,973

Ratio of net expenses to average net assets	1.76	%(d)	1.76%	1.74%	1.72%	1.75%	1.79%

Ratio of total expenses to average net assets	1.80	%(d)	1.83%	1.82%	1.84%	1.84%	1.84%

Ratio of net investment income (loss) to average net assets	0.10	%(d)	0.52%	1.71%	2.12%	0.06%	(0.84)%

Portfolio turnover rate(e)	64%		134%	179%	126%	184%	133%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these consolidated financial statements.	55

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Absolute Return Tracker Fund

	Institutional Shares

	Six Months Ended June 30, 2026		Year Ended December 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$10.71		$9.97	$9.42	$8.73	$9.80	$10.03

Net investment income(a)	0.07		0.18	0.28	0.30	0.11	0.03

Net realized and unrealized gain (loss)	0.62		0.79	0.38	0.65	(0.72)	0.61

Total from investment operations	0.69		0.97	0.66	0.95	(0.61)	0.64

Distributions to shareholders from net investment income	—		(0.05)	(0.11)	(0.26)	(0.35)	—

Distributions to shareholders from net realized gains	—		(0.18)	—	—	(0.11)	(0.87)

Total distributions	—		(0.23)	(0.11)	(0.26)	(0.46)	(0.87)

Net asset value, end of period	$11.40		$10.71	$9.97	$9.42	$8.73	$9.80

Total return(b)	6.44%		9.71%	7.04%	10.83%	(6.27)%	6.48%

Net assets, end of period (in 000s)	$3,192,479		$2,954,477	$2,526,607	$2,553,196	$2,795,272	$2,955,943

Ratio of net expenses to average net assets	0.65	%(c)	0.65%	0.63%	0.61%	0.63%	0.68%

Ratio of total expenses to average net assets	0.69	%(c)	0.72%	0.71%	0.72%	0.72%	0.72%

Ratio of net investment income to average net assets	1.20	%(c)	1.69%	2.83%	3.25%	1.23%	0.30%

Portfolio turnover rate(d)	64%		134%	179%	126%	184%	133%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Absolute Return Tracker Fund

	Investor Shares

	Six Months Ended June 30, 2026		Year Ended December 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$10.54		$9.82	$9.28	$8.61	$9.67	$9.92

Net investment income(a)	0.06		0.16	0.26	0.30	0.10	0.02

Net realized and unrealized gain (loss)	0.62		0.78	0.38	0.62	(0.71)	0.60

Total from investment operations	0.68		0.94	0.64	0.92	(0.61)	0.62

Distributions to shareholders from net investment income	—		(0.04)	(0.10)	(0.25)	(0.34)	—

Distributions to shareholders from net realized gains	—		(0.18)	—	—	(0.11)	(0.87)

Total distributions	—		(0.22)	(0.10)	(0.25)	(0.45)	(0.87)

Net asset value, end of period	$11.22		$10.54	$9.82	$9.28	$8.61	$9.67

Total return(b)	6.45%		9.55%	6.93%	10.68%	(6.37)%	6.35%

Net assets, end of period (in 000s)	$1,324,817		$1,188,110	$741,396	$581,118	$248,085	$243,761

Ratio of net expenses to average net assets	0.76	%(c)	0.76%	0.74%	0.72%	0.75%	0.79%

Ratio of total expenses to average net assets	0.80	%(c)	0.83%	0.82%	0.83%	0.84%	0.84%

Ratio of net investment income to average net assets	1.09	%(c)	1.60%	2.72%	3.31%	1.12%	0.16%

Portfolio turnover rate(d)	64%		134%	179%	126%	184%	133%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these consolidated financial statements.	57

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Absolute Return Tracker Fund

	Class R6 Shares

	Six Months Ended June 30, 2026		Year Ended December 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$10.69		$9.95	$9.40	$8.72	$9.78	$10.02

Net investment income(a)	0.07		0.18	0.28	0.33	0.11	0.05

Net realized and unrealized gain (loss)	0.62		0.79	0.38	0.61	(0.71)	0.58

Total from investment operations	0.69		0.97	0.66	0.94	(0.60)	0.63

Distributions to shareholders from net investment income	—		(0.05)	(0.11)	(0.26)	(0.35)	—

Distributions to shareholders from net realized gains	—		(0.18)	—	—	(0.11)	(0.87)

Total distributions	—		(0.23)	(0.11)	(0.26)	(0.46)	(0.87)

Net asset value, end of period	$11.38		$10.69	$9.95	$9.40	$8.72	$9.78

Total return(b)	6.45%		9.74%	7.07%	10.74%	(6.17)%	6.38%

Net assets, end of period (in 000s)	$1,373,981		$1,151,211	$942,520	$728,607	$169,335	$153,588

Ratio of net expenses to average net assets	0.64	%(c)	0.64%	0.62%	0.60%	0.62%	0.66%

Ratio of total expenses to average net assets	0.68	%(c)	0.71%	0.70%	0.71%	0.71%	0.70%

Ratio of net investment income to average net assets	1.22	%(c)	1.70%	2.84%	3.54%	1.23%	0.51%

Portfolio turnover rate(d)	64%		134%	179%	126%	184%	133%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Absolute Return Tracker Fund

	Class R Shares

	Six Months Ended June 30, 2026		Year Ended December 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$9.81		$9.15	$8.66	$8.04	$9.06	$9.40

Net investment income (loss)(a)	0.03		0.10	0.20	0.22	0.05	(0.03)

Net realized and unrealized gain (loss)	0.56		0.74	0.35	0.59	(0.66)	0.56

Total from investment operations	0.59		0.84	0.55	0.81	(0.61)	0.53

Distributions to shareholders from net investment income	—		—	(0.06)	(0.19)	(0.30)	—

Distributions to shareholders from net realized gains	—		(0.18)	—	—	(0.11)	(0.87)

Total distributions	—		(0.18)	(0.06)	(0.19)	(0.41)	(0.87)

Net asset value, end of period	$10.40		$9.81	$9.15	$8.66	$8.04	$9.06

Total return(b)	6.12%		9.13%	6.40%	10.11%	(6.79)%	5.73%

Net assets, end of period (in 000s)	$919		$806	$854	$787	$1,486	$1,536

Ratio of net expenses to average net assets	1.26	%(c)	1.26%	1.24%	1.22%	1.25%	1.29%

Ratio of total expenses to average net assets	1.30	%(c)	1.33%	1.32%	1.34%	1.34%	1.34%

Ratio of net investment income (loss) to average net assets	0.59	%(c)	1.03%	2.26%	2.63%	0.60%	(0.33)%

Portfolio turnover rate(d)	64%		134%	179%	126%	184%	133%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these consolidated financial statements.	59

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Absolute Return Tracker Fund

	Class P Shares

	Six Months Ended June 30, 2026		Year Ended December 31,

	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$10.71		$9.97	$9.41	$8.73	$9.79	$10.02

Net investment income(a)	0.07		0.17	0.28	0.30	0.11	0.03

Net realized and unrealized gain (loss)	0.62		0.80	0.39	0.64	(0.71)	0.61

Total from investment operations	0.69		0.97	0.67	0.94	(0.60)	0.64

Distributions to shareholders from net investment income	—		(0.05)	(0.11)	(0.26)	(0.35)	—

Distributions to shareholders from net realized gains	—		(0.18)	—	—	(0.11)	(0.87)

Total distributions	—		(0.23)	(0.11)	(0.26)	(0.46)	(0.87)

Net asset value, end of period	$11.40		$10.71	$9.97	$9.41	$8.73	$9.79

Total return(b)	6.44%		9.71%	7.17%	10.72%	(6.16)%	6.48%

Net assets, end of period (in 000s)	$260,696		$220,879	$221,231	$220,082	$222,431	$245,233

Ratio of net expenses to average net assets	0.64	%(c)	0.64%	0.62%	0.60%	0.62%	0.66%

Ratio of total expenses to average net assets	0.68	%(c)	0.71%	0.70%	0.71%	0.71%	0.71%

Ratio of net investment income to average net assets	1.22	%(c)	1.67%	2.83%	3.28%	1.23%	0.33%

Portfolio turnover rate(d)	64%		134%	179%	126%	184%	133%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

60	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Commodity Strategy Fund

	Class A Shares

	Six Months Ended June 30, 2026		Year Ended December 31,

	(Unaudited)		2025		2024		2023		2022		2021

Per Share Data

Net asset value, beginning of period	$8.12		$8.19		$8.06		$9.30		$8.90		$7.79

Net investment income (loss)(a)	0.12		0.29		0.35		0.34		0.05		(0.09)

Net realized and unrealized gain (loss)	0.60		0.94		0.09		(1.27)		1.32		2.67

Total from investment operations	0.72		1.23		0.44		(0.93)		1.37		2.58

Distributions to shareholders from net investment income	(0.12)		(1.30)		(0.31)		(0.31)		(0.97)		(1.47)

Net asset value, end of period	$8.72		$8.12		$8.19		$8.06		$9.30		$8.90

Total return(b)	8.93%		14.90%		5.50%		(9.95)%		15.36%		33.03%

Net assets, end of period (in 000s)	$18,637		$17,725		$19,298		$22,253		$35,334		$40,183

Ratio of net expenses to average net assets	0.93	%(c)	0.93%		0.94%		0.94%		0.92%		0.92%

Ratio of total expenses to average net assets	1.05	%(c)	1.13%		1.04%		1.01%		0.95%		1.08%

Ratio of net investment income (loss) to average net assets	2.64	%(c)	3.26%		4.24%		4.00%		0.50%		(0.90)%

Portfolio turnover rate(d)	—	%(e)	—	%(e)	—	%(e)	—	%(e)	—	%(e)	83	%(e)

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)

There were either no long-term purchases or no long-term sales for the six months ended June 30, 2026 and fiscal years ended December 31, 2025, December 31, 2024, December 31, 2023 and December 31, 2022, respectively.

The accompanying notes are an integral part of these consolidated financial statements.	61

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Commodity Strategy Fund

	Class C Shares

	Six Months Ended June 30, 2026		Year Ended December 31,

	(Unaudited)		2025		2024		2023		2022		2021

Per Share Data

Net asset value, beginning of period	$7.28		$7.46		$7.37		$8.52		$8.25		$7.32

Net investment income (loss)(a)	0.08		0.20		0.26		0.26		(0.01)		(0.15)

Net realized and unrealized gain (loss)	0.54		0.86		0.08		(1.16)		1.21		2.50

Total from investment operations	0.62		1.06		0.34		(0.90)		1.20		2.35

Distributions to shareholders from net investment income	(0.10)		(1.24)		(0.25)		(0.25)		(0.93)		(1.42)

Net asset value, end of period	$7.80		$7.28		$7.46		$7.37		$8.52		$8.25

Total return(b)	8.47%		14.02%		4.68%		(10.58)%		14.51%		32.04%

Net assets, end of period (in 000s)	$2,559		$2,503		$2,812		$3,496		$6,197		$3,125

Ratio of net expenses to average net assets	1.68	%(c)	1.68%		1.69%		1.69%		1.67%		1.67%

Ratio of total expenses to average net assets	1.80	%(c)	1.88%		1.78%		1.76%		1.70%		1.83%

Ratio of net investment income (loss) to average net assets	1.89	%(c)	2.51%		3.50%		3.25%		(0.05)%		(1.65)%

Portfolio turnover rate(d)	—	%(e)	—	%(e)	—	%(e)	—	%(e)	—	%(e)	83	%(e)

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)

There were either no long-term purchases or no long-term sales for the six months ended June 30, 2026 and fiscal years ended December 31, 2025, December 31, 2024, December 31, 2023 and December 31, 2022, respectively.

62	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Commodity Strategy Fund

	Institutional Shares

	Six Months Ended June 30, 2026		Year Ended December 31,

	(Unaudited)		2025		2024		2023		2022		2021

Per Share Data

Net asset value, beginning of period	$8.29		$8.34		$8.20		$9.46		$9.04		$7.88

Net investment income (loss)(a)	0.14		0.32		0.38		0.38		0.11		(0.06)

Net realized and unrealized gain (loss)	0.62		0.96		0.10		(1.30)		1.32		2.71

Total from investment operations	0.76		1.28		0.48		(0.92)		1.43		2.65

Distributions to shareholders from net investment income	(0.14)		(1.33)		(0.34)		(0.34)		(1.01)		(1.49)

Net asset value, end of period	$8.91		$8.29		$8.34		$8.20		$9.46		$9.04

Total return(b)	9.16%		15.26%		5.88%		(9.65)%		15.75%		33.52%

Net assets, end of period (in 000s)	$116,156		$115,286		$116,126		$253,289		$339,164		$206,782

Ratio of net expenses to average net assets	0.60	%(c)	0.60%		0.61%		0.61%		0.59%		0.59%

Ratio of total expenses to average net assets	0.72	%(c)	0.80%		0.70%		0.68%		0.62%		0.75%

Ratio of net investment income (loss) to average net assets	2.97	%(c)	3.59%		4.60%		4.36%		1.04%		(0.57)%

Portfolio turnover rate(d)	—	%(e)	—	%(e)	—	%(e)	—	%(e)	—	%(e)	83	%(e)

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)

There were either no long-term purchases or no long-term sales for the six months ended June 30, 2026 and fiscal years ended December 31, 2025, December 31, 2024, December 31, 2023 and December 31, 2022, respectively.

The accompanying notes are an integral part of these consolidated financial statements.	63

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Commodity Strategy Fund

	Investor Shares

	Six Months Ended June 30, 2026		Year Ended December 31,

	(Unaudited)		2025		2024		2023		2022		2021

Per Share Data

Net asset value, beginning of period	$8.30		$8.35		$8.21		$9.47		$9.04		$7.89

Net investment income (loss)(a)	0.13		0.31		0.38		0.36		0.11		(0.07)

Net realized and unrealized gain (loss)	0.62		0.97		0.09		(1.29)		1.32		2.71

Total from investment operations	0.75		1.28		0.47		(0.93)		1.43		2.64

Distributions to shareholders from net investment income	(0.13)		(1.33)		(0.33)		(0.33)		(1.00)		(1.49)

Net asset value, end of period	$8.92		$8.30		$8.35		$8.21		$9.47		$9.04

Total return(b)	9.10%		15.12%		5.76%		(9.78)%		15.79%		33.33%

Net assets, end of period (in 000s)	$6,547		$6,386		$9,042		$22,575		$115,918		$33,337

Ratio of net expenses to average net assets	0.68	%(c)	0.68%		0.69%		0.69%		0.67%		0.67%

Ratio of total expenses to average net assets	0.80	%(c)	0.88%		0.78%		0.75%		0.70%		0.81%

Ratio of net investment income (loss) to average net assets	2.89	%(c)	3.52%		4.53%		4.14%		1.01%		(0.66)%

Portfolio turnover rate(d)	—	%(e)	—	%(e)	—	%(e)	—	%(e)	—	%(e)	83	%(e)

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)

There were either no long-term purchases or no long-term sales for the six months ended June 30, 2026 and fiscal years ended December 31, 2025, December 31, 2024, December 31, 2023 and December 31, 2022, respectively.

64	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Commodity Strategy Fund

	Class R6 Shares

	Six Months Ended June 30, 2026		Year Ended December 31,

	(Unaudited)		2025		2024		2023		2022		2021

Per Share Data

Net asset value, beginning of period	$8.32		$8.36		$8.22		$9.49		$9.06		$7.90

Net investment income (loss)(a)	0.14		0.32		0.39		0.38		0.12		(0.05)

Net realized and unrealized gain (loss)	0.61		0.97		0.09		(1.30)		1.32		2.70

Total from investment operations	0.75		1.29		0.48		(0.92)		1.44		2.65

Distributions to shareholders from net investment income	(0.14)		(1.33)		(0.34)		(0.35)		(1.01)		(1.49)

Net asset value, end of period	$8.93		$8.32		$8.36		$8.22		$9.49		$9.06

Total return(b)	9.13%		15.35%		5.87%		(9.71)%		15.84%		33.44%

Net assets, end of period (in 000s)	$105,650		$99,906		$93,669		$117,106		$155,511		$94,836

Ratio of net expenses to average net assets	0.59	%(c)	0.59%		0.60%		0.60%		0.58%		0.58%

Ratio of total expenses to average net assets	0.71	%(c)	0.79%		0.69%		0.67%		0.61%		0.75%

Ratio of net investment income (loss) to average net assets	2.98	%(c)	3.60%		4.59%		4.36%		1.14%		(0.55)%

Portfolio turnover rate(d)	—	%(e)	—	%(e)	—	%(e)	—	%(e)	—	%(e)	83	%(e)

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)

There were either no long-term purchases or no long-term sales for the six months ended June 30, 2026 and fiscal years ended December 31, 2025, December 31, 2024, December 31, 2023 and December 31, 2022, respectively.

The accompanying notes are an integral part of these consolidated financial statements.	65

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Commodity Strategy Fund

	Class R Shares

	Six Months Ended June 30, 2026		Year Ended December 31,

	(Unaudited)		2025		2024		2023		2022		2021

Per Share Data

Net asset value, beginning of period	$7.86		$7.97		$7.85		$9.07		$8.71		$7.64

Net investment income (loss)(a)	0.10		0.26		0.32		0.31		0.04		(0.11)

Net realized and unrealized gain (loss)	0.59		0.91		0.09		(1.24)		1.27		2.62

Total from investment operations	0.69		1.17		0.41		(0.93)		1.31		2.51

Distributions to shareholders from net investment income	(0.11)		(1.28)		(0.29)		(0.29)		(0.95)		(1.44)

Net asset value, end of period	$8.44		$7.86		$7.97		$7.85		$9.07		$8.71

Total return(b)	8.83%		14.57%		5.26%		(10.19)%		15.07%		32.73%

Net assets, end of period (in 000s)	$2,199		$2,106		$1,994		$2,630		$4,208		$3,271

Ratio of net expenses to average net assets	1.18	%(c)	1.18%		1.19%		1.19%		1.17%		1.17%

Ratio of total expenses to average net assets	1.30	%(c)	1.38%		1.28%		1.26%		1.20%		1.33%

Ratio of net investment income (loss) to average net assets	2.39	%(c)	3.01%		4.00%		3.77%		0.33%		(1.15)%

Portfolio turnover rate(d)	—	%(e)	—	%(e)	—	%(e)	—	%(e)	—	%(e)	83	%(e)

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)

There were either no long-term purchases or no long-term sales for the six months ended June 30, 2026 and fiscal years ended December 31, 2025, December 31, 2024, December 31, 2023 and December 31, 2022, respectively.

66	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Commodity Strategy Fund

	Class P Shares

	Six Months Ended June 30, 2026		Year Ended December 31,

	(Unaudited)		2025		2024		2023		2022		2021

Per Share Data

Net asset value, beginning of period	$8.31		$8.36		$8.22		$9.49		$9.06		$7.90

Net investment income (loss)(a)	0.14		0.32		0.39		0.38		0.12		(0.06)

Net realized and unrealized gain (loss)	0.62		0.96		0.09		(1.30)		1.32		2.71

Total from investment operations	0.76		1.28		0.48		(0.92)		1.44		2.65

Distributions to shareholders from net investment income	(0.14)		(1.33)		(0.34)		(0.35)		(1.01)		(1.49)

Net asset value, end of period	$8.93		$8.31		$8.36		$8.22		$9.49		$9.06

Total return(b)	9.14%		15.23%		5.88%		(9.72)%		15.84%		33.46%

Net assets, end of period (in 000s)	$94,935		$93,312		$90,155		$163,164		$299,911		$139,858

Ratio of net expenses to average net assets	0.59	%(c)	0.59%		0.60%		0.60%		0.58%		0.58%

Ratio of total expenses to average net assets	0.71	%(c)	0.79%		0.69%		0.67%		0.61%		0.72%

Ratio of net investment income (loss) to average net assets	2.98	%(c)	3.60%		4.60%		4.34%		1.04%		(0.57)%

Portfolio turnover rate(d)	—	%(e)	—	%(e)	—	%(e)	—	%(e)	—	%(e)	83	%(e)

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)

There were either no long-term purchases or no long-term sales for the six months ended June 30, 2026 and fiscal years ended December 31, 2025, December 31, 2024, December 31, 2023 and December 31, 2022, respectively.

The accompanying notes are an integral part of these consolidated financial statements.	67

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Notes to Financial Statements June 30, 2026 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Goldman Sachs Absolute Return Tracker Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Goldman Sachs Commodity Strategy Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Class A Shares of the Absolute Return Tracker Fund are sold with a front-end sales charge of up to 5.50%. Class A Shares of the Commodity Strategy Fund are sold with a front-end sales charge of up to 4.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser (“Investment Adviser”) to the Funds pursuant to management agreements (each, an “Agreement”) with the Trust. CoreCommodity Management, LLC (“CoreCommodity” or the “Sub-Adviser”) serves as a sub-adviser to the Commodity Strategy Fund. GSAM compensates the Sub-Adviser directly in accordance with the terms of the Sub-Advisory Agreement. The Commodity Strategy Fund is not charged any separate or additional investment advisory fees by the Sub-Adviser.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Basis of Consolidation for Absolute Return Tracker Fund and Commodity Strategy Fund — Cayman Commodity-ART, LLC., and Cayman Commodity-CSF, LTD., (each a “Subsidiary” and collectively, the “Subsidiaries”), Cayman Islands exempted companies, are currently wholly-owned subsidiaries of the Absolute Return Tracker and Commodity Strategy Funds, respectively. The Subsidiaries act as investment vehicles for the Funds to enable the Funds to gain exposure to certain types of commodity-linked derivative instruments. The Funds are the sole shareholders of the Subsidiaries, and it is intended that each Fund will remain the sole shareholder and will continue to control its respective Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.

As of June 30, 2026, the Fund and Subsidiary net assets were as follows:

Fund	Fund Net Assets	Subsidiary Net Assets	% Represented by Subsidiary’s Net Assets

Goldman Sachs Absolute Return Tracker Fund	$6,199,297,634	$371,194,876	6.0%

Goldman Sachs Commodity Strategy Fund	346,682,821	71,883,867	21.0

B. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

C. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any

68

GOLDMAN SACHS ALTERNATIVE FUNDS II

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Consolidated Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Consolidated Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income.

D. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

E. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Absolute Return Tracker Fund	Annually	Annually

Commodity Strategy Fund	Semi-Annually	Annually

The Subsidiaries are classified as controlled foreign corporations under the Code. Therefore, the Funds are required to increase their taxable income by their share of their Subsidiaries’ income. Net losses of a Subsidiary cannot be deducted by the Funds in the current period nor carried forward to offset taxable income in future periods. Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Consolidated Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

F. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Consolidated Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

69

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

G. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment is consistent with that presented within the Funds’ financial statements.

H. Income Tax Disclosure — The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours).

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GOLDMAN SACHS ALTERNATIVE FUNDS II

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Consolidated Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Consolidated Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

71

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

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GOLDMAN SACHS ALTERNATIVE FUNDS II

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices, or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2026:

ABSOLUTE RETURN TRACKER FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$1,932,757	$244,724	$21,682

Australia and Oceania	259,605	—	—

Europe	6,642,416	143,734	6,260

North America	3,114,277,044	—	40,422

South America	280,423	—	—

Securities Lending Reinvestment Vehicle	215,693,110	—	—

Fixed Income

U.S. Treasury Obligations	54,075,318	—	—

Preferred Stocks	—	45,072	—

Contingent Value Rights	—	—	62

Exchange Traded Funds	1,843,349,067	—	—

Investment Company	602,044,382	—	—

Total	$5,838,554,122	$433,530	$68,426

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GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

ABSOLUTE RETURN TRACKER FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets

Forward Foreign Currency Exchange Contracts(b)	$—	$6,500,710	$—

Futures Contracts(b)	29,707,860	—	—

Credit Default Swap Contracts(b)	—	18,910,117	—

Total Return Swap Contracts(b)	—	22,305,906	—

Purchased Option Contracts	784,320	—	—

Total	$30,492,180	$47,716,733	$—

Liabilities

Forward Foreign Currency Exchange Contracts(b)	$—	$(10,475,385)	$—

Futures Contracts(b)	(34,787,497)	—	—

Credit Default Swap Contracts(b)	—	(4,262,875)	—

Total Return Swap Contracts(b)	—	(1,819,144)	—

Written Option Contracts	(451,897)	—	—

Total	$(35,239,394)	$(16,557,404)	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

COMMODITY STRATEGY FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Investment Company	$44,096,713	$—	$—

Short-term Investments	314,351,752	—	—

Total	$358,448,465	$—	$—

Derivative Type

Assets(a)

Futures Contracts	$9,039,669	$—	$—

Total Return Swap Contracts	—	5	—

Total	$9,039,669	$5	$—

Liabilities(a)

Futures Contracts	$(9,508,590)	$—	$—

Total Return Swap Contracts	—	(5)	—

Total	$(9,508,590)	$(5)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Consolidated Schedules of Investments.

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4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2026. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Absolute Return Tracker Fund

Risk	Consolidated Statements of Assets and Liabilities	Assets		Consolidated Statements of Assets and Liabilities	Liabilities

Commodity	Variation margin on futures contracts	$14,706,535	(a)	Variation margin on futures contracts	$(19,359,478	)(a)

Credit	Variation margin on swap contracts	18,910,117	(a)	Variation margin on swap contracts	(4,262,875	)(a)

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	6,500,710		Payable for unrealized loss on forward foreign currency exchange contracts	(10,475,385)

Equity	Receivable for unrealized gain on swap contracts; Variation margin on futures contracts; Purchased options, at value	33,022,636	(a)	Payable for unrealized loss on swap contracts; Variation margin on futures contracts; Written options, at value	(13,995,798	)(a)(b)

Interest rate	Variation margin on futures contracts	5,068,915	(a)	Variation margin on futures contracts	(3,703,262	)(a)

Total		$78,208,913			$(51,796,798)

Commodity Strategy Fund

Risk	Consolidated Statements of Assets and Liabilities	Assets		Consolidated Statements of Assets and Liabilities	Liabilities

Commodity	Variation margin on futures contracts	$9,039,669	(a)	Variation margin on futures contracts	$(9,508,590	)(a)

Equity	Receivable for unrealized gain on swap contracts	5		Payable for unrealized loss on swap contracts	(5	)(b)

Total		$9,039,674			$(9,508,595)

(a)

Includes unrealized gain (loss) on futures and centrally cleared swaps described in the Additional Investment Information sections of the Consolidated Schedules of Investments. Only the variation margin as of June 30, 2026, is reported within the Consolidated Statements of Assets and Liabilities.

(b)

Aggregate of amounts include $1,819,144 for Absolute Return Tracker Fund and $5 for the Commodity Strategy Fund, which represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, their failure to pay on their obligations or failure to pledge collateral. Such amount does not include incremental charges directly associated with the close-out of the agreements. It also does not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2026. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These

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Consolidated Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Consolidated Statements of Operations:

Absolute Return Tracker Fund

Risk	Consolidated Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Commodity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$ 27,571,045	$ (7,561,998)

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	(4,490,428)	11,723,121

Currency	Net realized gain (loss) from forward foreign currency exchange contracts and futures contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts and futures contracts	4,931,108	(5,082,985)

Equity	Net realized gain (loss) from futures contracts, swap contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, swap contracts, purchased options and written options	(89,640,590)	8,606,714

Interest rate	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(19,427,066)	2,656,164

Total		$(81,055,931)	$10,341,016

Commodity Strategy Fund

Risk	Consolidated Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Commodity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$ 2,768,842	$(1,053,240)

Equity	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	24,297,743	156

Total		$ 27,066,585	$(1,053,084)

For the six months ended June 30, 2026, the relevant values for each derivative type were as follows:

	Average Number of Contracts, Notional Amounts, or Shares/Units(a)

Fund	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Written Options

Absolute Return Tracker Fund	39,309	$1,062,524,647	$4,744,188,198	408,000	44,103

Commodity Strategy Fund	2,729	—	296,623,985	—	—

(a)

Amounts disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume for this derivative type, for the months that each Fund held such derivatives during the six months ended June 30, 2026.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended June 30, 2026, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^(a)

Absolute Return Tracker Fund	0.70%	0.63%	0.60%	0.59%	0.53%	0.62%	0.60%

Commodity Strategy Fund	0.50	0.50	0.45	0.43	0.42	0.50	0.49

^

Effective Net Management Rate includes management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

(a)	Reflects combined management fees paid to GSAM under the Agreement and the Subsidiary Agreement (as defined below) after waivers.

GSAM also provides management services to the Subsidiaries pursuant to a Subsidiary Management Agreement (the “Subsidiary Agreement”) and is entitled to a management fee accrued daily and paid monthly, equal to an annual percentage rate of 0.42% of each Subsidiary’s average daily net assets. In consideration of the Subsidiaries’ management fee, and for as long as the Subsidiary Agreement remains in effect, GSAM has contractually agreed to waive irrevocably a portion of each Fund’s management fee in an amount equal to the management fee accrued and paid to GSAM by each Subsidiary under the Subsidiary Agreement. For the six months ended June 30, 2026, GSAM waived $672,143 and $157,653 of each Fund’s management fee for the Absolute Return Tracker and Commodity Strategy Funds, respectively.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. The Absolute Return Tracker Fund invests in Goldman Sachs Access U.S. Preferred Stock & Hybrid ETF and Goldman Sachs Central Government Funds, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which the Funds invest. For the six months ended June 30, 2026, the management fee waived by GSAM was for each Fund as follows:

Fund	Management Fee Waived

Absolute Return Tracker Fund	$776,985

Commodity Strategy Fund	31,322

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A, Class C and Class R Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A, Class C or Class R Shares of the Funds, as set forth below.

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Consolidated Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Distribution and/or Service Plan Rates

	Class A*	Class C	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended June 30, 2026, Goldman Sachs did not retain any of the Class C Shares’ CDSC. During the six months ended June 30, 2026, Goldman Sachs retained the following amounts:

Front End Sales Charge

Fund	Class A

Absolute Return Tracker Fund	$5,433

Commodity Strategy Fund	1,129

D. Service Plan — The Trust, on behalf of each Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Funds.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares of the Absolute Return Tracker Fund; 0.12% of the average daily net assets of Class A, Class C, Investor and Class R Shares of the Commodity Strategy Fund; 0.03% of the average daily net assets of Class R6 and P Shares; and 0.04% of the average daily net assets of Institutional Shares.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Absolute Return Tracker and Commodity Strategy Funds are 0.014% and 0.074%, respectively. These Other Expense limitations will remain in place through at least April 30, 2027, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above. The Subsidiaries also pay certain other expenses, including service and custody fees. GSAM has agreed to reduce or limit each Subsidiary’s expenses (excluding management fees) to 0.004% of the Subsidiary’s average daily net assets for the Absolute Return Tracker and Commodity Strategy Funds.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended June 30, 2026, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions

Absolute Return Tracker Fund	$1,449,128	$8,033	$445,827	$1,902,988

Commodity Strategy Fund	188,975	214	183,079	372,268

G. Line of Credit Facility — As of June 30, 2026, the Funds participated in a $1,550,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2026, the Funds did not have any borrowings under the facility. Prior to April 10, 2026, the facility was $1,300,000,000.

H. Other Transactions with Affiliates — For the six months ended June 30, 2026, Goldman Sachs earned $285,299 and $0 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Absolute Return Tracker and Commodity Strategy Funds, respectively.

The table below shows the transactions in and earnings from investments in the Underlying Fund for the six months ended June 30, 2026:

Fund	Underlying Fund	Beginning Value as of December 31, 2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Ending Value as of June 30, 2026	Shares as of June 30, 2026	Dividend Income

Absolute Return Tracker Fund	Goldman Sachs Access U.S. Preferred Stock & Hybrid ETF	$173,513,730	$18,049,511	$(102,764,929)	$(883,897)	$187,755	$88,102,170	1,758,000	$2,096,195

	Goldman Sachs Central Government Fund — Institutional Shares	—	1,757,218,456	(1,155,174,074)	—	—	602,044,382	602,044,382	6,527,195

	Goldman Sachs Financial Square Government Fund — Institutional Shares	707,206,834	2,066,436,517	(2,773,643,351)	—	—	—	—	13,087,232

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Consolidated Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund	Underlying Fund	Beginning Value as of December 31, 2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change In Unrealized Gain (Loss)	Ending Value as of June 30, 2026	Shares as of June 30, 2026	Dividend Income

Commodity Strategy Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	$38,242,953	$269,469,339	$(263,615,579)	$—	$—	$44,096,713	44,096,713	$696,435

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2026, were as follows:

Fund	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of (Excluding U.S. Government and Agency Obligations)

Absolute Return Tracker Fund	$3,077,206,618	$2,679,730,506

For the six months ended June 30, 2026, there were no purchases and proceeds from sales and maturities of long-term securities for the Commodity Strategy Fund.

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Absolute Return Tracker Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Consolidated Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Absolute Return Tracker Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase

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7. SECURITIES LENDING (continued)

replacement securities, GSAL will indemnify the Fund by paying the Fund an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Fund’s master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Fund’s overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of June 30, 2026, are disclosed as “Payable upon return of securities loaned” on the Consolidated Statements of Assets and Liabilities, where applicable.

Both the Absolute Return Tracker Fund and GSAL received compensation relating to the lending of the Fund’s securities. The amounts earned, if any, by the Fund for the six months ended June 30, 2026, are reported under Investment Income on the Consolidated Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the Six Months Ended June 30, 2026

Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Fund from Lending to Goldman Sachs	Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of June 30, 2026

Absolute Return Tracker Fund	$60,058	$580,905	$473,055

The following table provides information about the Absolute Return Tracker Fund’s investments in the Government Money Market Fund for the six months ended June 30, 2026:

Fund	Beginning Value as of December 31, 2025	Purchases at cost	Proceeds from Sales	Ending Value as of June 30, 2026	Shares as of June 30, 2026

Absolute Return Tracker Fund	$50,132,836	$2,076,679,491	$(1,911,119,217)	$215,693,110	215,693,110

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, December 31, 2025, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Absolute Return Tracker Fund	Commodity Strategy Fund

Capital loss carryforwards:

Perpetual Short-Term	$—	$(3,114,668)

Perpetual Long-Term	—	(18,256,290)

Total capital loss carryforwards	—	(21,370,958)

Timing differences (Real Estate Investment Trusts and Straddle Loss Deferral)	$(89,548,538)	$—

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Consolidated Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

8. TAX INFORMATION (continued)

As of June 30, 2026, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Absolute Return Tracker Fund	Commodity Strategy Fund

Tax Cost	$5,043,345,771	$358,131,078

Gross unrealized gain	923,075,787	383,211

Gross unrealized loss	(127,365,480)	(65,824)

Net unrealized gain	$ 795,710,307	$ 317,387

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on regulated options contracts, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments, swap transactions, and underlying fund investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, business, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked investments in which the Subsidiaries enter into may involve counterparties in the financial services sector, and events affecting the financial services sector may cause the Subsidiaries’, and therefore the Funds’, share values to fluctuate.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund

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9. OTHER RISKS (continued)

invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from a Fund’s performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high

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Consolidated Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

9. OTHER RISKS (continued)

volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Subsidiary Risk — The Subsidiaries are not registered under the Act, as amended and are not subject to all the investor protections of the Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Funds and/or the Subsidiaries to operate as described in the Prospectus and the Statement of Additional Information and could adversely affect the Funds.

Tax Risk — The Funds seek to gain exposure to the commodity markets through investments in the Subsidiaries. The tax treatment of the Funds’ investments in the Subsidiaries could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Code, or otherwise affect the character, timing and/or amount of the Funds’ taxable income or any gains and distributions made by the Funds. If the IRS were to successfully assert that a Fund’s income from such investments was not “qualifying income,” the Funds may fail to qualify as regulated investment companies (“RIC”) under Subchapter M of the Code if over 10% of their gross income was derived from these investments. If the Funds failed to qualify as RICs, they would be subject to federal and state income tax on all of their taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. OTHER MATTERS

Change in Fiscal Year End – At a meeting held on June 15 – 17, 2026, the Trustees approved a change of the Funds’ fiscal year end from December 31 to November 30, effective July 1, 2026.

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12. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

13. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Absolute Return Tracker Fund

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Fiscal Year Ended December 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	843,921	$8,885,495	1,426,522	$14,129,870

Reinvestment of distributions	—	—	67,771	694,708

Shares redeemed	(967,508)	(10,148,615)	(1,749,963)	(17,324,524)

	(123,587)	(1,263,120)	(255,670)	(2,499,946)

Class C Shares

Shares sold	81,661	751,641	146,118	1,288,460

Reinvestment of distributions	—	—	5,784	52,226

Shares redeemed	(46,655)	(435,778)	(262,390)	(2,297,258)

	35,006	315,863	(110,488)	(956,572)

Institutional Shares

Shares sold	29,465,294	323,271,992	78,531,508	817,665,372

Reinvestment of distributions	—	—	3,913,439	42,121,262

Shares redeemed	(25,224,075)	(276,028,691)	(60,016,420)	(618,893,098)

	4,241,219	47,243,301	22,428,527	240,893,536

Investor Shares

Shares sold	23,483,859	253,415,179	58,853,941	595,118,845

Reinvestment of distributions	—	—	2,272,011	24,051,595

Shares redeemed	(18,033,523)	(195,530,998)	(23,939,697)	(242,922,319)

	5,450,336	57,884,181	37,186,255	376,248,121

Class R6 Shares

Shares sold	20,275,963	223,306,066	34,095,578	353,018,741

Reinvestment of distributions	—	—	327,448	3,517,797

Shares redeemed	(7,194,838)	(78,890,842)	(21,441,918)	(220,833,754)

	13,081,125	144,415,224	12,981,108	135,702,784

Class R Shares

Shares sold	22,390	218,634	27,003	253,837

Reinvestment of distributions	—	—	1,394	13,675

Shares redeemed	(16,270)	(161,165)	(39,478)	(376,569)

	6,120	57,469	(11,081)	(109,057)

Class P Shares

Shares sold	3,377,126	36,913,206	1,516,044	15,918,878

Reinvestment of distributions	—	—	430,787	4,636,534

Shares redeemed	(1,129,266)	(12,260,732)	(3,514,302)	(36,198,228)

	2,247,860	24,652,474	(1,567,471)	(15,642,816)

NET INCREASE	24,938,079	$273,305,392	70,651,180	$733,636,050

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GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	Commodity Strategy Fund

	For the Six Months Ended June 30, 2026 (Unaudited)		For the Fiscal Year Ended December 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	261,666	$2,372,144	291,615	$2,545,205

Reinvestment of distributions	28,485	246,967	288,364	2,393,543

Shares redeemed	(336,269)	(3,019,717)	(752,119)	(6,521,304)

	(46,118)	(400,606)	(172,140)	(1,582,556)

Class C Shares

Shares sold	21,162	164,909	34,761	274,507

Reinvestment of distributions	3,964	30,764	50,020	372,165

Shares redeemed	(41,066)	(319,936)	(117,750)	(949,319)

	(15,940)	(124,263)	(32,969)	(302,647)

Institutional Shares

Shares sold	1,289,889	11,727,266	2,340,864	20,754,138

Reinvestment of distributions	183,965	1,628,089	1,812,319	15,350,796

Shares redeemed	(2,340,207)	(21,554,581)	(4,166,434)	(37,046,673)

	(866,353)	(8,199,226)	(13,251)	(941,739)

Investor Shares

Shares sold	121,458	1,142,779	195,016	1,740,766

Reinvestment of distributions	11,001	97,575	110,734	940,709

Shares redeemed	(167,806)	(1,544,956)	(619,043)	(5,535,077)

	(35,347)	(304,602)	(313,293)	(2,853,602)

Class R6 Shares

Shares sold	1,017,193	9,239,125	2,232,375	19,916,380

Reinvestment of distributions	109,092	968,737	1,058,723	8,998,384

Shares redeemed	(1,317,047)	(12,333,521)	(2,475,295)	(22,041,906)

	(190,762)	(2,125,659)	815,803	6,872,858

Class R Shares

Shares sold	43,592	379,140	46,264	393,719

Reinvestment of distributions	3,449	28,933	37,072	297,606

Shares redeemed	(54,411)	(474,450)	(65,451)	(554,453)

	(7,370)	(66,377)	17,885	136,872

Class P Shares

Shares sold	159,359	1,525,037	229,730	2,018,000

Reinvestment of distributions	163,739	1,454,001	1,583,022	13,440,102

Shares redeemed	(920,231)	(8,516,800)	(1,368,359)	(12,003,449)

	(597,133)	(5,537,762)	444,393	3,454,653

NET INCREASE (DECREASE)	(1,759,023)	$(16,758,495)	746,428	$4,783,839

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GOLDMAN SACHS ALTERNATIVE FUNDS II

Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory Agreement (Unaudited)

Background

The Goldman Sachs Absolute Return Tracker Fund and Goldman Sachs Commodity Strategy Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2027 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 15-17, 2026 (the “Annual Meeting”). At the Annual Meeting, the Board also considered the sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) between the Investment Adviser and CoreCommodity Management, LLC (the “Sub-Adviser”) on behalf of the Commodity Strategy Fund.

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement and the Sub-Advisory Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)

the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates and the Sub-Adviser, including, as applicable, information about:

(i)	the structure, staff, and capabilities of the Investment Adviser and the Sub-Adviser (in the case of the Commodity Strategy Fund) and the Sub-Adviser’s portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Agreements and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;

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GOLDMAN SACHS ALTERNATIVE FUNDS II

Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory Agreement (Unaudited) (continued)

(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, (with respect to the Absolute Return Tracker Fund) securities lending, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)

portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; information on the Sub-Adviser’s compensation arrangements; and the number and types of accounts managed by the portfolio managers;

(m)

the nature and quality of the services provided to the Fund by its unaffiliated service providers (as well as the Sub-Adviser in the case of the Commodity Strategy Fund), and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(n)

the Investment Adviser’s and Sub-Adviser’s processes and policies addressing various types of potential conflicts of interest; their approaches to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution and service fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Agreements at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Funds and the respective services of the Investment Adviser and its affiliates, and the Sub-Adviser, as applicable. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. In addition, the Trustees periodically received written materials and oral presentations from the Sub-Adviser. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. The Trustees reviewed a written response prepared by the Sub-Adviser to a similar request for information submitted to the Sub-Adviser by the Investment Adviser. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates (including, with respect to the Commodity Strategy Fund, the Investment Adviser’s oversight of the Sub-Adviser). The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s and the Sub-Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to

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GOLDMAN SACHS ALTERNATIVE FUNDS II

Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory Agreement (Unaudited) (continued)

address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates. In addition, the Trustees reviewed the Sub-Adviser oversight process that the Investment Adviser had employed, which included areas such as investment analytics, risk management and compliance.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2025, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2026. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. For the Absolute Return Tracker Fund, they noted the efforts of the Fund’s portfolio management team to continue to enhance the investment models used in managing the Fund.

The Trustees observed that the Absolute Return Tracker Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the three-, five-, and ten-year periods and in the third quartile for the one-year period, and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2026. They also noted that the Absolute Return Tracker Fund had experienced a benchmark index change and certain portfolio management changes in 2022. The Trustees considered that the Commodity Strategy Fund’s Institutional Shares had placed in the fourth quartile of the Fund’s peer group and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2026. They noted that the Sub-Adviser began sub-advising the Commodity Strategy Fund at the beginning of 2021. They further noted that the Commodity Strategy Fund had experienced certain portfolio management changes in 2024.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder and, with respect to the Commodity Strategy Fund, the fee rate payable by the Investment Adviser under the Sub-Advisory Agreement with the Sub-Adviser. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. With respect to each Fund, the Trustees noted that the Investment Adviser had agreed to waive a portion of its management fee in an amount equal to the entire management fee paid to the Investment Adviser as the investment adviser to the Fund’s wholly-owned subsidiary. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

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Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory Agreement (Unaudited) (continued)

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2025 and 2024, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	Absolute Return Tracker Fund	Commodity Strategy Fund

First $1 billion	0.70%	—

Next $1 billion	0.63	—

First $2 billion	—	0.50%

Next $3 billion	0.60	0.45

Next $3 billion	0.59	0.43

Over $8 billion	0.53	0.42

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertakings to waive a portion of its management fee for the Absolute Return Tracker Fund and to limit certain expenses of the Funds that exceed specified levels. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) with respect to the Absolute Return Tracker Fund, fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent (and fees earned by the Investment Adviser for managing the fund in which the Absolute Return Tracker Fund’s cash collateral is invested); (e) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (f) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (g) Goldman Sachs’ retention of certain fees as Fund Distributor; (h) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (i) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (j) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (k) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers (including the Sub-Adviser) may cause those service

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GOLDMAN SACHS ALTERNATIVE FUNDS II

Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory Agreement (Unaudited) (continued)

providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) the Absolute Return Tracker Fund’s ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Fund in connection with the program; and (i) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2027.

Sub-Advisory Agreement with CoreCommodity Management, LLC

Nature, Extent, and Quality of the Services Provided Under the Sub-Advisory Agreement

In evaluating the Sub-Advisory Agreement, the Trustees relied upon materials furnished and presentations made by the Investment Adviser and Sub-Adviser. In evaluating the nature, extent, and quality of services provided by the Sub-Adviser, the Trustees considered information on the services provided to the Fund by the Sub-Adviser, including information about the Sub-Adviser’s (a) personnel and compensation structure; (b) track record in managing the Fund and other funds and/or accounts with investment strategies similar to those employed on behalf of the Fund; (c) policies and procedures in place to address potential conflicts of interest; and (d) compliance program and code of ethics. In this regard, they also considered assessments provided by the Investment Adviser of the Sub-Adviser, the Sub-Adviser’s investment strategies and personnel, and its compliance program. The Trustees also considered information regarding the Sub-Adviser’s business continuity planning and remote operations capabilities.

Costs of Services Provided

The Trustees reviewed the terms of the Sub-Advisory Agreement, including the schedule of fees payable to the Sub-Adviser. They considered the breakpoints in the sub-advisory fee rate payable under the Sub-Advisory Agreement. The Trustees noted that the compensation paid to the Sub-Adviser is paid by the Investment Adviser, not by the Fund. They also considered the expense limitations that substantially reduce the fees retained by the Investment Adviser, and that the retention of the Sub-Adviser does not directly increase the fees incurred by the Fund for advisory services. They considered the Investment Adviser’s belief that the relationship between the management fees paid by the Fund and the sub-advisory fees paid by the Investment Adviser is appropriate given the level of services the Investment Adviser provides to the Fund and significant differences in cost drivers and risks associated with the respective services offered by the Investment Adviser and the Sub-Adviser.

91

GOLDMAN SACHS ALTERNATIVE FUNDS II

Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory Agreement (Unaudited) (continued)

Conclusion

In connection with their consideration of the Sub-Advisory Agreement, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. After deliberation and consideration of the information provided, including the factors described above, the Trustees, including the Independent Trustees, unanimously concluded, in the exercise of their business judgment, that the sub-advisory fees paid by the Investment Adviser to the Sub-Adviser were reasonable in light of the factors considered, and that the Sub-Advisory Agreement should be approved and continued until June 30, 2027.

92

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TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Brian J. Wildman GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President and Principal Executive Officer Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2026 Goldman Sachs. All rights reserved. SELSAT2SAR-26

Goldman Sachs Funds Semi-Annual Financial Statements June 30, 2026 Tax-Advantaged Equity Funds II Goldman Sachs International Equity Dividend and Premium Fund Goldman Sachs U.S. Equity Dividend and Premium Fund

Goldman Sachs Tax-Advantaged Equity Funds II

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 96.9%

Australia – 8.4%
15,768	ANZ Group Holdings Ltd. (Banks)	$384,808
53,371	APA Group (Gas Utilities)	373,945
43,850	BHP Group Ltd. (Metals & Mining)	1,827,358
13,512	CAR Group Ltd. (Interactive Media & Services)	241,204
13,650	Coles Group Ltd. (Consumer Staples Distribution & Retail)	229,913
2,325	Commonwealth Bank of Australia (Banks)	264,967
24	CSL Ltd. (Biotechnology)	1,915
58,944	Fortescue Ltd. (Metals & Mining)	784,561
24,918	Goodman Group (Industrial REITs)	537,636
125,683	Medibank Pvt Ltd. (Insurance)	431,818
61,044	National Australia Bank Ltd. (Banks)	1,602,940
50,500	Origin Energy Ltd. (Electric Utilities)	383,854
416	Rio Tinto Ltd. (Metals & Mining)	50,053
25,836	Rio Tinto PLC ADR (Metals & Mining)	2,452,612
30,353	Telstra Group Ltd. (Diversified Telecommunication Services)	106,444
75,432	Transurban Group (Transportation Infrastructure)	750,016
5,953	Wesfarmers Ltd. (Broadline Retail)	372,558
37,062	Westpac Banking Corp. (Banks)	903,040
38,980	Woodside Energy Group Ltd. (Oil, Gas & Consumable Fuels)	753,835

		12,453,477

Austria – 0.5%
11,520	OMV AG (Oil, Gas & Consumable Fuels)	723,935

Belgium – 0.5%
8,546	Ageas SA (Insurance)	683,771

China – 0.1%
52,000	SITC International Holdings Co. Ltd. (Marine Transportation)	208,601

Denmark – 1.6%
10,287	Coloplast AS Class B (Health Care Equipment & Supplies)	585,890
6,220	Danske Bank AS (Banks)	333,408
30,641	Novo Nordisk AS Class B (Pharmaceuticals)	1,471,593
2,108	Tryg AS (Insurance)	47,984

		2,438,875

Finland – 2.0%
4,260	Elisa OYJ (Diversified Telecommunication Services)	178,780
17,210	Kesko OYJ Class B (Consumer Staples Distribution & Retail)	384,769
4,617	Kone OYJ Class B (Machinery)	262,638
28,499	Metso OYJ (Machinery)	495,569
77,713	Nordea Bank Abp (Banks)	1,472,899
1,805	Orion OYJ Class B (Pharmaceuticals)	148,276

Shares	Description	Value

Common Stocks (continued)

Finland (continued)
3	Stora Enso OYJ Class R (Paper & Forest Products)	$32

		2,942,963

France – 9.7%
183	Airbus SE (Aerospace & Defense)	40,716
14,223	Amundi SA(a) (Capital Markets)	1,365,322
36,191	AXA SA (Insurance)	1,813,510
17,244	BNP Paribas SA (Banks)	2,013,981
15,968	Bouygues SA (Construction & Engineering)	891,713
1,218	Capgemini SE (IT Services)	122,278
56,944	Credit Agricole SA (Banks)	1,145,319
11,460	Danone SA (Food Products)	936,721
1,065	Dassault Systemes SE (Software)	21,723
36,638	Engie SA (Multi-Utilities)	1,153,163
18,051	Getlink SE (Transportation Infrastructure)	383,701
1,206	L’Oreal SA (Personal Products)	528,658
3,369	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	1,863,260
3,671	Pernod Ricard SA (Beverages)	266,837
748	Publicis Groupe SA (Media)	73,919
2,275	Rexel SA (Trading Companies & Distributors)	99,669
6,376	TotalEnergies SE (Oil, Gas & Consumable Fuels)	494,971
1,660	Unibail-Rodamco-Westfield* (Retail REITs)	194,265
6,333	Vinci SA (Construction & Engineering)	924,922

		14,334,648

Germany – 6.7%
198	Allianz SE (Insurance)	93,723
22,436	BASF SE (Chemicals)	1,199,273
9,740	Daimler Truck Holding AG (Machinery)	469,751
2,372	Deutsche Bank AG (Capital Markets)	80,332
14,740	Deutsche Post AG (Air Freight & Logistics)	896,139
21,443	Evonik Industries AG (Chemicals)	389,093
1,241	Heidelberg Materials AG (Construction Materials)	236,745
1,178	Hensoldt AG (Aerospace & Defense)	91,501
9,400	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	885,498
1,337	Knorr-Bremse AG (Machinery)	155,573
193	MTU Aero Engines AG (Aerospace & Defense)	80,424
39	Rational AG (Machinery)	28,571
419	Rheinmetall AG (Aerospace & Defense)	476,731

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks (continued)

Germany (continued)
6,526	SAP SE (Software)	$1,005,971
7,615	Siemens AG (Industrial Conglomerates)	2,448,276
5,947	Siemens Energy AG (Electrical Equipment)	1,133,745
4,920	Siemens Healthineers AG(a) (Health Care Equipment & Supplies)	191,892

		9,863,238

Hong Kong – 1.2%
74,600	AIA Group Ltd. (Insurance)	682,980
45,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	66,949
98	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	81
7,696	Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	358,072
58,000	MTR Corp. Ltd. (Ground Transportation)	226,203
28,814	Sino Land Co. Ltd. (Real Estate Management & Development)	37,846
5,500	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	79,163
24,000	Techtronic Industries Co. Ltd. (Machinery)	399,397

		1,850,691

Indonesia – 0.0%
300	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	18,500

Israel – 0.7%
13,593	Bank Hapoalim BM (Banks)	313,529
9,408	Bank Leumi Le-Israel BM (Banks)	210,538
96	CyberArk Software Ltd.*(b) (Software)	4,320
6,559	ICL Group Ltd. (Chemicals)	32,899
2,785	Mizrahi Tefahot Bank Ltd. (Banks)	184,455
7,000	Teva Pharmaceutical Industries Ltd. ADR* (Pharmaceuticals)	237,160

		982,901

Italy – 4.6%
6,886	Banca Mediolanum SpA (Financial Services)	171,608
41,071	Banco BPM SpA (Banks)	710,214
25,859	BPER Banca SpA (Banks)	406,273
146,400	Enel SpA (Electric Utilities)	1,679,265
326,358	Intesa Sanpaolo SpA (Banks)	2,243,152
1,343	Leonardo SpA (Aerospace & Defense)	72,106
19,999	Mediobanca Banca di Credito Finanziario SpA (Banks)	597,028
5,063	Moncler SpA (Textiles, Apparel & Luxury Goods)	294,653
2,666	Prysmian SpA (Electrical Equipment)	448,803

Shares	Description	Value

Common Stocks (continued)

Italy (continued)
3,321	Recordati Industria Chimica e Farmaceutica SpA (Pharmaceuticals)	$194,674

		6,817,776

Japan – 22.2%
5,400	Advantest Corp. (Semiconductors & Semiconductor Equipment)	1,110,933
16,600	Asahi Kasei Corp. (Chemicals)	184,627
6,900	Asics Corp. (Textiles, Apparel & Luxury Goods)	187,671
49,600	Astellas Pharma, Inc. (Pharmaceuticals)	663,482
40,400	Bridgestone Corp. (Automobile Components)	851,858
31,600	Canon, Inc. (Technology Hardware, Storage & Peripherals)	809,288
5,400	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	249,443
6,000	Daiichi Life Group, Inc. (Insurance)	65,512
12,300	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	197,787
8,500	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	162,378
90,600	Daiwa Securities Group, Inc. (Capital Markets)	898,547
1,000	Disco Corp. (Semiconductors & Semiconductor Equipment)	520,233
2,800	Eisai Co. Ltd. (Pharmaceuticals)	70,583
12,000	FANUC Corp. (Machinery)	552,553
600	Fast Retailing Co. Ltd. (Specialty Retail)	307,407
37,200	Fujikura Ltd. (Electrical Equipment)	1,474,678
3,400	Fujitsu Ltd. (IT Services)	67,558
27,000	Hitachi Ltd. (Industrial Conglomerates)	747,255
500	Hoya Corp. (Health Care Equipment & Supplies)	80,651
4,000	Inpex Corp. (Oil, Gas & Consumable Fuels)	80,713
54,000	ITOCHU Corp. (Trading Companies & Distributors)	616,282
40,200	Japan Post Insurance Co. Ltd. (Insurance)	379,986
12,000	Japan Tobacco, Inc. (Tobacco)	442,794
10,600	Kajima Corp. (Construction & Engineering)	386,401
3,800	Kawasaki Heavy Industries Ltd. (Machinery)	68,769
200	Keyence Corp. (Electronic Equipment, Instruments & Components)	101,097
22,500	Kirin Holdings Co. Ltd. (Beverages)	388,039
12,500	Komatsu Ltd. (Machinery)	488,093
400	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	127,055

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Shares	Description	Value

Common Stocks (continued)

Italy (continued)
25,600	Marubeni Corp. (Trading Companies & Distributors)	$746,332
18,100	Mitsubishi Corp. (Trading Companies & Distributors)	484,214
1,900	Mitsubishi Electric Corp. (Electrical Equipment)	69,682
6,000	Mitsubishi HC Capital, Inc. (Financial Services)	48,738
22,800	Mitsubishi Heavy Industries Ltd. (Machinery)	518,077
79,800	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,589,850
17,000	Mitsui & Co. Ltd. (Trading Companies & Distributors)	474,691
100	Mitsui OSK Lines Ltd. (Marine Transportation)	3,203
16,300	Mizuho Financial Group, Inc. (Banks)	782,869
9,000	MS&AD Insurance Group Holdings, Inc. (Insurance)	233,280
20,700	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	1,485,944
2,800	NEC Corp. (IT Services)	67,598
6,900	Nintendo Co. Ltd. (Entertainment)	290,076
1,000	Nippon Paint Holdings Co. Ltd. (Chemicals)	6,523
6,200	Nippon Yusen KK (Marine Transportation)	200,535
5,400	Nitto Denko Corp. (Chemicals)	106,238
5,200	Nomura Research Institute Ltd. (IT Services)	145,881
29,400	Obayashi Corp. (Construction & Engineering)	594,131
100	Obic Co. Ltd. (IT Services)	2,349
200	Olympus Corp. (Health Care Equipment & Supplies)	2,094
4,000	Otsuka Corp. (IT Services)	68,482
9,900	Recruit Holdings Co. Ltd. (Professional Services)	688,831
8,500	Resona Holdings, Inc. (Banks)	110,823
26,500	Sekisui House Ltd. (Household Durables)	550,925
3,700	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	94,367
13,800	Shin-Etsu Chemical Co. Ltd. (Chemicals)	601,535
1,161,200	SoftBank Corp. (Wireless Telecommunication Services)	1,482,769
21,200	SoftBank Group Corp. (Wireless Telecommunication Services)	786,377
3,600	Sompo Holdings, Inc. (Insurance)	136,765
26,800	Sony Group Corp. (Household Durables)	539,325

Shares	Description	Value

Common Stocks (continued)

Italy (continued)
39,600	Sumitomo Corp. (Trading Companies & Distributors)	$380,622
20,000	Sumitomo Electric Industries Ltd. (Automobile Components)	371,142
2,400	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	111,313
32,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,289,648
30,200	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	962,614
15,000	TDK Corp. (Electronic Equipment, Instruments & Components)	336,515
13,000	Tokio Marine Holdings, Inc. (Insurance)	571,595
4,400	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	2,133,357
300	Tokyo Gas Co. Ltd. (Gas Utilities)	11,360
90,400	Toyota Motor Corp. (Automobiles)	1,514,426
1,800	ZOZO, Inc. (Specialty Retail)	12,720

		32,889,489

Mexico – 0.1%
3,136	Fresnillo PLC (Metals & Mining)	114,205

Mongolia – 0.1%
46,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	173,169
8,000	Sands China Ltd. (Hotels, Restaurants & Leisure)	13,348

		186,517

Netherlands – 5.4%
1	Akzo Nobel NV (Chemicals)	68
54	Argenx SE* (Biotechnology)	50,051
467	ASM International NV (Semiconductors & Semiconductor Equipment)	537,041
2,650	ASML Holding NV (Semiconductors & Semiconductor Equipment)	5,247,465
10,888	ASR Nederland NV (Insurance)	822,271
1,017	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	335,866
42	Heineken NV (Beverages)	3,526
53,861	Koninklijke KPN NV (Diversified Telecommunication Services)	266,007
7,345	Koninklijke Philips NV (Health Care Equipment & Supplies)	199,745
4,249	NN Group NV (Insurance)	372,505
6,756	Universal Music Group NV (Entertainment)	141,535

		7,976,080

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks (continued)

New Zealand – 0.1%
36,465	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	$120,625

Norway – 0.7%
11,118	Aker BP ASA (Oil, Gas & Consumable Fuels)	339,206
58	Gjensidige Forsikring ASA (Insurance)	1,570
416	Salmar ASA (Food Products)	19,469
45,454	Telenor ASA (Diversified Telecommunication Services)	651,147

		1,011,392

Portugal – 0.2%
26,970	EDP SA (Electric Utilities)	140,889
7,432	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	157,513

		298,402

Russia*(b) – 0.0%
74,513	Evraz PLC (Metals & Mining)	—

Singapore – 1.4%
20,050	DBS Group Holdings Ltd. (Banks)	1,015,228
6,600	Keppel Ltd. (Industrial Conglomerates)	55,981
1,100	Singapore Exchange Ltd. (Capital Markets)	20,523
85,000	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	684,619
79,000	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	269,707

		2,046,058

South Africa – 0.0%
1	Anglo American PLC (Metals & Mining)	49

Spain – 3.2%
36,230	Aena SME SA(a) (Transportation Infrastructure)	1,104,023
1,047	Amadeus IT Group SA (Hotels, Restaurants & Leisure)	61,251
72,657	CaixaBank SA (Banks)	1,029,416
6,904	Endesa SA (Electric Utilities)	313,691
31,953	Iberdrola SA (Electric Utilities)	795,296
12,096	Industria de Diseno Textil SA (Specialty Retail)	762,439
9,200	Naturgy Energy Group SA (Gas Utilities)	288,367
9,652	Redeia Corp. SA (Electric Utilities)	163,991
10,540	Repsol SA (Oil, Gas & Consumable Fuels)	263,338

		4,781,812

Sweden – 2.9%
7,042	Atlas Copco AB Class A (Machinery)	142,734

Shares	Description	Value

Common Stocks (continued)

Sweden (continued)
40,761	Atlas Copco AB Class B (Machinery)	$722,613
1,549	EQT AB (Capital Markets)	43,820
18,328	H & M Hennes & Mauritz AB Class B (Specialty Retail)	315,275
1,062	Saab AB Class B (Aerospace & Defense)	55,367
211	Securitas AB Class B (Commercial Services & Supplies)	3,465
7,383	SKF AB Class B (Machinery)	189,646
35,604	Swedbank AB Class A (Banks)	1,330,018
26,849	Tele2 AB Class B (Wireless Telecommunication Services)	467,226
37,960	Telefonaktiebolaget LM Ericsson Class B (Communications Equipment)	425,710
109,411	Telia Co. AB (Diversified Telecommunication Services)	532,923

		4,228,797

Switzerland – 5.5%
9,644	ABB Ltd. (Electrical Equipment)	1,049,067
5,238	Cie Financiere Richemont SA Class A (Textiles, Apparel & Luxury Goods)	1,209,079
20,404	Nestle SA (Food Products)	2,092,739
769	Partners Group Holding AG (Capital Markets)	629,876
9,778	SGS SA (Professional Services)	1,133,886
376	Sonova Holding AG (Health Care Equipment & Supplies)	89,241
30	Straumann Holding AG (Health Care Equipment & Supplies)	3,944
1,651	UBS Group AG (Capital Markets)	81,825
662	VAT Group AG(a) (Machinery)	580,521
1,809	Zurich Insurance Group AG (Insurance)	1,337,995

		8,208,173

United Kingdom – 11.6%
8,227	AstraZeneca PLC (Pharmaceuticals)	1,560,004
38,835	BAE Systems PLC (Aerospace & Defense)	951,715
15,806	British American Tobacco PLC (Tobacco)	978,122
4,270	Coca-Cola Europacific Partners PLC (Beverages)	427,299
7,932	Compass Group PLC (Hotels, Restaurants & Leisure)	256,278
13,945	Diageo PLC (Beverages)	280,853
22,779	GSK PLC ADR (Pharmaceuticals)	1,194,075
40,999	HSBC Holdings PLC (Banks)	775,262
32,780	HSBC Holdings PLC ADR(c) (Banks)	3,117,050
7,248	Imperial Brands PLC (Tobacco)	267,878
19,977	Kingfisher PLC (Specialty Retail)	75,007
379,782	M&G PLC (Financial Services)	1,694,340
48,661	National Grid PLC (Multi-Utilities)	802,601

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Shares	Description	Value

Common Stocks (continued)

United Kingdom (continued)
3,635	Reckitt Benckiser Group PLC (Household Products)	$236,760
15,561	RELX PLC (Professional Services)	491,802
1,647	Rentokil Initial PLC ADR (Commercial Services & Supplies)	47,121
6,703	Rolls-Royce Holdings PLC (Aerospace & Defense)	128,494
15,392	Segro PLC (Industrial REITs)	178,556
6,258	SSE PLC (Electric Utilities)	201,899
158,007	Standard Life PLC (Insurance)	1,746,692
10,345	Unilever PLC ADR (Personal Products)	621,941
10,944	Unilever PLC (Personal Products)	659,161
39,169	Vodafone Group PLC ADR (Wireless Telecommunication Services)	518,010

		17,210,920

United States – 7.5%
19,112	Aegon Ltd. (Insurance)	162,651
57	AP Moller - Maersk AS Class B (Marine Transportation)	135,406
2,733	BP PLC ADR (Oil, Gas & Consumable Fuels)	100,984
7,315	Experian PLC (Professional Services)	246,542
5,375	Holcim AG (Construction Materials)	484,624
10,622	Novartis AG (Pharmaceuticals)	1,660,137
15,494	Qiagen NV (Life Sciences Tools & Services)	599,372
6,216	Roche Holding AG (Pharmaceuticals)	2,555,312
10,227	Sanofi SA (Pharmaceuticals)	874,445
3,834	Schneider Electric SE (Electrical Equipment)	1,254,583
59,881	Shell PLC (Oil, Gas & Consumable Fuels)	2,326,128
1,155	Spotify Technology SA*(d) (Entertainment)	530,295
347	Sunbelt Rentals Holdings, Inc. (Trading Companies & Distributors)	25,313
1,007	Swiss Re AG (Insurance)	160,063

		11,115,855

TOTAL COMMON STOCKS (Cost $82,091,913)		$143,507,750

Shares	Dividend Rate	Value

Preferred Stocks – 0.5%

Germany – 0.5%
Bayerische Motoren Werke AG (Automobiles)
9,829	7.687%	$647,162

(Cost $685,995)

TOTAL PREFERRED STOCKS (Cost $685,995)		$647,162

TOTAL INVESTMENTS – 97.4% (Cost $82,777,908)		$144,154,912

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.6%		3,898,268

NET ASSETS – 100.0%		$148,053,180

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	All or a portion of security is on loan.

(d)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

SECTOR ALLOCATION AS OF JUNE 30, 2026

Sector	% of Total Market Value

Financials	27.0%

Industrials	19.8

Information Technology	10.9

Health Care	9.6

Consumer Discretionary	7.2

Consumer Staples	6.1

Materials	5.9

Communication Services	4.6

Utilities	4.5

Energy	3.6

Real Estate	0.8

100.0%

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Euro Stoxx 50 Index	4	09/18/26	$290,495	$4,016

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
FTSE 100 Index	1	09/18/26	$139,828	$1,033
TOPIX Futures	1	09/10/26	246,194	(146)

TOTAL FUTURES CONTRACTS				$4,903

WRITTEN OPTIONS CONTRACTS — At June 30, 2026, the Fund had the following written options contracts:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price		Expiration Date	Number of Contracts	Notional Amount		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Euro Stoxx 50 Index	EUR	6,450.000	09/18/2026	(402)	EUR	(259,290,000)	$(600,338)	$(690,480)	$90,142
FTSE 100 Index	GBP	10,525.000	09/18/2026	(58)	GBP	(61,045,000)	(187,718)	(147,270)	(40,448)
Nikkei 225 Index	JPY	66,250.000	09/11/2026	(28)	JPY	(185,500,000)	(1,116,763)	(733,257)	(383,506)

Total written option contracts				(488)			$(1,904,819)	$(1,571,007)	$(333,812)

Currency Abbreviations:

EUR	—Euro

GBP	—British Pound

JPY	—Japanese Yen

Investment Abbreviations:

ADR	—American Depositary Receipt

PLC	—Public Limited Company

SpA	—Stand-by Purchase Agreement

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 101.4%

Aerospace & Defense – 2.8%
78,300	General Electric Co.	$29,263,059
42,500	Honeywell Aerospace, Inc.*	9,395,900
18,050	Lockheed Martin Corp.	9,195,753
124,677	RTX Corp.	23,654,967
27,490	TransDigm Group, Inc.	36,617,780

		108,127,459

Air Freight & Logistics – 0.6%
202,223	United Parcel Service, Inc. Class B	21,738,972

Automobiles* – 1.9%
175,649	Tesla, Inc.	73,877,969

Banks – 3.6%
221,220	Fifth Third Bancorp	12,470,171
175,645	JPMorgan Chase & Co.(a)	57,493,878
1,092,000	KeyCorp	25,170,600
87,800	PNC Financial Services Group, Inc.	21,618,116
369,606	U.S. Bancorp	22,324,203

		139,076,968

Beverages – 0.9%
342,149	Coca-Cola Co.	27,806,449
174,980	Molson Coors Beverage Co. Class B	6,817,221

		34,623,670

Biotechnology – 1.6%
186,671	AbbVie, Inc.	46,973,890
126,600	Gilead Sciences, Inc.	15,994,644
3,600	Mirati Therapeutics, Inc.*(b)	2,520

		62,971,054

Broadline Retail* – 3.7%
602,597	Amazon.com, Inc.	143,622,969

Building Products – 0.0%
1,800	Advanced Drainage Systems, Inc.	282,528

Capital Markets – 3.1%
137,083	ARES Management Corp. Class A	15,258,709
13,300	Blackrock, Inc.	12,788,748
159,959	Blackstone, Inc.	18,822,375
23,400	Carlyle Group, Inc.	985,374
4,700	Evercore, Inc. Class A	1,604,768
448,001	Franklin Resources, Inc.	14,904,993
48,237	Janus Henderson Group PLC	2,505,912
44,700	Jefferies Financial Group, Inc.	2,234,106
153,027	Morgan Stanley	31,988,764
166,259	T. Rowe Price Group, Inc.	18,901,986

		119,995,735

Chemicals – 0.4%
287,910	Dow, Inc.	7,877,218

Shares	Description	Value

Common Stocks – (continued)

Chemicals – (continued)
102,660	LyondellBasell Industries NV Class A	$5,405,049
21,250	Solstice Advanced Materials, Inc.	1,882,750

		15,165,017

Commercial Services & Supplies – 0.0%
600	MSA Safety, Inc.	104,748

Communications Equipment – 1.6%
66,960	Arista Networks, Inc.*	11,375,165
441,906	Cisco Systems, Inc.	51,906,279

		63,281,444

Construction & Engineering – 0.1%
12,625	Everus Construction Group, Inc.*	2,095,119
1,200	Valmont Industries, Inc.	693,120

		2,788,239

Consumer Finance – 0.8%
56,699	American Express Co.	19,178,437
48,375	Capital One Financial Corp.	9,704,992
5,600	OneMain Holdings, Inc.	341,432
17,600	SLM Corp.	456,544
18,700	SoFi Technologies, Inc.*	335,291

		30,016,696

Consumer Staples Distribution & Retail – 1.2%
89,670	Target Corp.	11,711,799
303,051	Walmart, Inc.	34,323,556

		46,035,355

Containers & Packaging – 0.5%
459,666	International Paper Co.	17,513,275
44,400	Sonoco Products Co.	2,501,940

		20,015,215

Diversified Consumer Services – 0.0%
3	ADT, Inc.	19
24,800	H&R Block, Inc.	944,384

		944,403

Diversified Telecommunication Services – 1.1%
246,400	Comcast Corp. Class A	6,049,120
843,521	Verizon Communications, Inc.(a)	35,714,679

		41,763,799

Electric Utilities – 2.3%
210,038	Duke Energy Corp.	26,586,610
296,434	Eversource Energy	21,423,285
272,285	FirstEnergy Corp.	12,944,429
76,880	NextEra Energy, Inc.	6,747,758
193,000	OGE Energy Corp.	9,391,380

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Electric Utilities – (continued)
118,080	Southern Co.	$11,301,437

		88,394,899

Electrical Equipment – 1.6%
68,111	Eaton Corp. PLC	29,023,459
23,525	GE Vernova, Inc.	27,638,582
18,060	Vertiv Holdings Co. Class A	6,046,849

		62,708,890

Electronic Equipment, Instruments & Components – 1.0%
188,472	Amphenol Corp. Class A	33,231,383
69,300	Avnet, Inc.	6,155,226

		39,386,609

Entertainment* – 0.5%
283,590	Netflix, Inc.	20,248,326
10,758	ROBLOX Corp. Class A	585,020
25	Roku, Inc.	3,454

		20,836,800

Financial Services – 2.2%
17,776	Affirm Holdings, Inc.*	1,449,633
67,552	Berkshire Hathaway, Inc. Class B*	33,802,345
110,700	Corebridge Financial, Inc.	3,169,341
137,600	Equitable Holdings, Inc.	6,037,888
110,086	Visa, Inc. Class A	37,769,406
415,441	Western Union Co.	3,198,896

		85,427,509

Food Products – 1.3%
536,300	General Mills, Inc.	18,663,240
349,540	Hormel Foods Corp.	8,675,583
901,735	Kraft Heinz Co.	21,298,980

		48,637,803

Gas Utilities – 0.0%
50,500	MDU Resources Group, Inc.	1,071,105

Ground Transportation – 0.6%
16,500	Ryder System, Inc.	4,352,205
70,280	Union Pacific Corp.	19,116,160

		23,468,365

Health Care Equipment & Supplies – 1.2%
126,627	Abbott Laboratories	11,490,134
63,225	Becton Dickinson & Co.	9,567,839
323,253	Medtronic PLC	25,288,082
3,741	Penumbra, Inc.*	1,181,221

		47,527,276

Health Care Providers & Services – 1.4%
255,635	CVS Health Corp.	26,445,441
70,872	UnitedHealth Group, Inc.	29,456,529

		55,901,970

Shares	Description	Value

Common Stocks – (continued)

Health Care REITs – 0.9%
5	Omega Healthcare Investors, Inc.	$238
155,986	Welltower, Inc.	35,404,143

		35,404,381

Hotels, Restaurants & Leisure – 1.9%
32,250	Aramark	1,835,025
74,450	Booking Holdings, Inc.	13,269,968
60,803	Darden Restaurants, Inc.	12,526,026
18,300	DraftKings, Inc. Class A*	462,258
81,400	McDonald’s Corp.	22,003,234
29,400	Royal Caribbean Cruises Ltd.	9,335,382
135,585	Starbucks Corp.	13,855,431
8,000	Travel & Leisure Co.	611,440

		73,898,764

Household Durables – 0.0%
12,600	Somnigroup International, Inc.	987,840
200	TopBuild Corp.*	70,906

		1,058,746

Household Products – 0.9%
158,370	Kimberly-Clark Corp.(c)	17,384,275
127,293	Procter & Gamble Co.	18,666,245
11,600	Reynolds Consumer Products, Inc.	311,460

		36,361,980

Industrial Conglomerates – 0.2%
42,500	Honeywell International, Inc.	9,515,750

Industrial REITs – 0.4%
107,160	Prologis, Inc.	14,516,965

Insurance – 1.6%
10,300	American Financial Group, Inc.	1,441,382
8,800	Axis Capital Holdings Ltd.	945,472
32,300	CNA Financial Corp.	1,570,103
118,282	Fidelity National Financial, Inc.	5,578,179
42,600	First American Financial Corp.	2,921,934
3,300	Hanover Insurance Group, Inc.	706,596
381,341	Old Republic International Corp.	15,604,474
296,338	Prudential Financial, Inc.	31,983,760

		60,751,900

Interactive Media & Services – 8.1%
117,111	Alphabet, Inc. Class C	41,378,830
546,020	Alphabet, Inc. Class A	195,131,167
137,245	Meta Platforms, Inc. Class A	77,308,736

		313,818,733

IT Services – 0.9%
57,439	Accenture PLC Class A	7,147,709
11,128	Cloudflare, Inc. Class A*	2,729,476

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Shares	Description	Value

Common Stocks – (continued)

IT Services – (continued)
89,635	International Business Machines Corp.	$25,206,258
1	Okta, Inc.*	137

		35,083,580

Leisure Products – 0.0%
9,300	Brunswick Corp.	783,432

Life Sciences Tools & Services – 0.4%
8,900	Bruker Corp.	535,602
72,590	Danaher Corp.	13,826,943
9,160	Repligen Corp.*	1,249,791

		15,612,336

Machinery – 1.9%
52,536	Caterpillar, Inc.	55,945,586
7,000	Flowserve Corp.	519,120
1,600	Lincoln Electric Holdings, Inc.	424,816
189,480	Stanley Black & Decker, Inc.	17,833,858

		74,723,380

Media – 0.2%
124,725	Omnicom Group, Inc.	9,083,722

Metals & Mining – 0.2%
102,360	Newmont Corp.	9,560,424

Multi-Utilities – 0.5%
296,404	Dominion Energy, Inc.	20,241,429

Oil, Gas & Consumable Fuels – 3.4%
204,300	Chevron Corp.	33,864,768
5,200	DT Midstream, Inc.	763,048
341,818	Exxon Mobil Corp.	46,733,357
664,351	Kinder Morgan, Inc.	21,239,302
222,800	ONEOK, Inc.	19,370,232
151,380	Williams Cos., Inc.	11,253,589

		133,224,296

Personal Products – 0.3%
577,483	Kenvue, Inc.	11,035,700

Pharmaceuticals – 4.1%
260,747	Bristol-Myers Squibb Co.	15,024,242
48,961	Eli Lilly & Co.	58,725,292
187,033	Johnson & Johnson	47,500,771
124,520	Merck & Co., Inc.	16,000,820
875,547	Pfizer, Inc.	21,083,172

		158,334,297

Professional Services – 1.2%
61,337	Automatic Data Processing, Inc.	13,736,421
258	ManpowerGroup, Inc.	8,713
319,400	Paychex, Inc.	31,406,602

		45,151,736

Shares	Description	Value

Common Stocks – (continued)

Residential REITs – 0.0%
35,440	American Homes 4 Rent Class A	$1,187,949
1,193	Sun Communities, Inc.	143,052

		1,331,001

Retail REITs – 0.0%
14,300	Brixmor Property Group, Inc.	450,879

Semiconductors & Semiconductor Equipment – 19.4%
107,789	Advanced Micro Devices, Inc.*	62,615,708
55,999	Analog Devices, Inc.	22,241,123
50,660	Applied Materials, Inc.	36,627,180
300,553	Broadcom, Inc.	113,533,896
332,040	Intel Corp.*	46,362,745
129,005	Lam Research Corp.	55,901,737
1,759	Marvell Technology, Inc.	523,988
83,695	Micron Technology, Inc.	96,608,301
1,467,633	NVIDIA Corp.(a)	293,658,687
87,129	Texas Instruments, Inc.	25,970,541

		754,043,906

Software – 7.1%
21,600	AppLovin Corp. Class A*	11,128,968
29,520	Crowdstrike Holdings, Inc. Class A	22,527,893
3,520	Elastic NV*	200,710
4,929	HubSpot, Inc.*	899,592
23,676	Intuit, Inc.	6,179,436
475,460	Microsoft Corp.(a)	177,356,089
100,256	Oracle Corp.	14,692,517
155,960	Palantir Technologies, Inc. Class A*	18,195,853
51,325	Palo Alto Networks, Inc.*	17,502,852
70,885	ServiceNow, Inc.*	7,037,463
20,957	Unity Software, Inc.*	598,951
1,956	Zscaler, Inc.*	276,089

		276,596,413

Specialized REITs – 0.3%
11,847	Equinix, Inc.	12,349,195
7,893	Gaming & Leisure Properties, Inc.	351,475

		12,700,670

Specialty Retail – 2.1%
247,595	Best Buy Co., Inc.	18,787,509
18,100	Dick’s Sporting Goods, Inc.	4,105,261
13,400	Gap, Inc.	250,312
105,695	Home Depot, Inc.	37,276,512
9,000	Penske Automotive Group, Inc.	1,610,550
127,200	TJX Cos., Inc.	19,270,800
1,400	Wayfair, Inc. Class A*	129,388

		81,430,332

Technology Hardware, Storage & Peripherals – 8.1%
892,668	Apple, Inc.	258,302,413

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued) June 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Technology Hardware, Storage & Peripherals – (continued)
375,400	HP, Inc.	$8,236,276
10,140	Sandisk Corp.*	23,055,622
13,325	Seagate Technology Holdings PLC	12,858,625
20,975	Western Digital Corp.	13,397,152

		315,850,088

Textiles, Apparel & Luxury Goods – 0.2%
165,440	NIKE, Inc. Class B	6,791,312

Tobacco – 0.7%
384,005	Altria Group, Inc.	27,629,160

Trading Companies & Distributors – 0.4%
78,500	MSC Industrial Direct Co., Inc. Class A	9,337,575
10,499	Watsco, Inc.	4,375,248

		13,712,823

TOTAL COMMON STOCKS (Cost $2,162,591,846)		$3,946,491,601

Shares	Dividend Rate	Value

Investment Company(d) – 0.3%
Goldman Sachs Central Government Fund – Institutional Shares
12,035,804	3.703%	$12,035,804

(Cost $12,035,804)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(d) – 0.3%
Goldman Sachs Financial Square Government Fund – Institutional Shares
11,180,100	3.538%	$11,180,100

(Cost $11,180,100)

TOTAL INVESTMENTS – 102.0% (Cost $2,185,807,750)		$3,969,707,505

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.0)%		(78,336,339)

NET ASSETS – 100.0%		$3,891,371,166

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	All or a portion of security is on loan.

(d)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
S&P 500 E-Mini Index	(82)	09/18/26	$(30,947,825)	$324,765

WRITTEN OPTIONS CONTRACTS — At June 30, 2026, the Fund had the following written options:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$7,275.000	07/31/2026	(686)	$(499,065,000)	$(20,068,929)	$(12,806,076)	$(7,262,853)
S&P 500 Index	7,740.000	08/31/2026	(723)	(559,602,000)	(5,567,100)	(12,303,833)	6,736,733

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

S&P 500 Index	$7,645.000	09/30/2026	(686)	$(524,447,000)	$(11,559,101)	$(11,536,977)	$(22,124)

Total written option contracts			(2,095)		$(37,195,130)	$(36,646,886)	$(548,244)

Currency Abbreviations:

USD	—U.S. Dollar

Investment Abbreviations:

PLC	—Public Limited Company

REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Statements of Assets and Liabilities June 30, 2026 (Unaudited)

	International Equity Dividend and Premium Fund	U.S. Equity Dividend and Premium Fund

Assets:

Investments in unaffiliated issuers, at value (cost $82,777,908 and $2,162,591,846, respectively)(a)	$144,154,912	$3,946,491,601
Investments in affiliated issuers, at value (cost $0 and $12,035,804, respectively)	—	12,035,804
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	—	11,180,100
Cash	—	4,990,234
Foreign currencies, at value (cost $3,528,683 and $0, respectively)	3,513,223	—
Variation margin on futures contracts	5,234	—
Receivables:
Fund shares sold	2,030,060	2,669,970
Foreign tax reclaims	1,018,594	—
Dividends	173,249	2,357,156
Reimbursement from investment adviser	11,713	28,603
Investments sold	—	11,536,976
Other assets	62,182	102,706

Total assets	150,969,167	3,991,393,150

Liabilities:

Written option contracts, at value (premium received $1,571,007 and $36,646,886, respectively)	1,904,819	37,195,130
Due to custodian (overdraft)	533,271	—
Variation margin on futures contracts	—	196,774
Payables:
Fund shares redeemed	72,880	2,792,397
Management fees	48,658	1,013,452
Distribution and Service fees and Transfer Agency fees	2,098	131,297
Investments purchased	40	—
Due to broker	—	47,391,648
Payable upon return of securities loaned	—	11,180,100
Accrued expenses	354,221	121,186

Total liabilities	2,915,987	100,021,984

Net Assets:

Paid-in capital	163,218,165	2,071,839,837
Total distributable earnings (loss)	(15,164,985)	1,819,531,329

NET ASSETS	$148,053,180	$3,891,371,166
Net Assets:
Class A	$ 1,440,127	$ 256,768,342
Class C	103,591	57,670,277
Institutional	5,413,980	1,685,885,698
Investor	1,808,090	519,315,691
Class R6	65,352,388	453,141,631
Class P	73,935,004	918,589,527
Total Net Assets	$148,053,180	$3,891,371,166
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	154,476	12,820,134
Class C	11,586	2,892,543
Institutional	595,261	84,522,191
Investor	199,493	26,011,434
Class R6	7,184,753	22,733,785
Class P	8,116,541	46,065,742
Net asset value, offering and redemption price per share:(b)
Class A	9.32	20.03
Class C	8.94	19.94
Institutional	9.10	19.95
Investor	9.06	19.96
Class R6	9.10	19.93
Class P	9.11	19.94

(a)	Includes loaned securities having a market value of $0 and $10,933,092, respectively.
(b)

Maximum public offering price per share for Class A Shares of the International Equity Dividend and Premium and U.S. Equity Dividend and Premium Funds is $9.86 and $21.20, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Statements of Operations For the Six Months Ended June 30, 2026 (Unaudited)

	International Equity Dividend and Premium Fund	U.S. Equity Dividend and Premium Fund

Investment Income:

Dividends — unaffiliated issuers (net of tax withholding of $338,710 and $0, respectively)	$3,685,405	$32,511,037

Dividends — affiliated issuers	12,618	463,541

Interest	504	—

Securities lending income, net of rebates received or paid to borrowers	138	2,694

Total investment income	3,698,665	32,977,272

Expenses:

Management fees	618,320	12,582,309

Professional fees	73,409	55,085

Custody, accounting and administrative services	52,845	157,010

Registration fees	48,604	88,603

Transfer Agency fees(a)	25,110	1,104,905

Trustee fees	13,272	16,581

Printing and mailing costs	12,510	41,936

Distribution and Service (12b-1) fees(a)	2,243	514,171

Service fees — Class C	175	71,376

Other	3,854	36,795

Total expenses	850,342	14,668,771

Less — expense reductions	(172,171)	(1,325,002)

Net expenses	678,171	13,343,769

NET INVESTMENT INCOME	3,020,494	19,633,503

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	10,099,667	41,600,904

Futures contracts	150,673	766,657

Written options	(2,848,696)	(20,991,951)

Foreign currency transactions	(22,138)	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	3,097,140	347,132,800

Futures contracts	12,291	260,603

Written options	(346,004)	(14,451,166)

Foreign currency translation	(93,275)	—

Net realized and unrealized gain	10,049,658	354,317,847

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,070,152	$373,951,350

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees		Transfer Agency Fees
Fund	Class A	Class C	Class A	Class C	Institutional	Investor	Class R6	Class P
International Equity Dividend and Premium Fund	$ 1,718	$ 525	$ 1,031	$ 105	$ 807	$ 1,374	$ 10,691	$ 11,102
U.S. Equity Dividend and Premium Fund	300,043	214,128	180,025	42,826	321,269	368,968	63,869	127,948

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Statements of Changes in Net Assets

	International Equity Dividend and Premium Fund		U.S. Equity Dividend and Premium Fund

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Fiscal Year Ended December 31, 2025	For the Six Months Ended June 30, 2026 (Unaudited)	For the Fiscal Year Ended December 31, 2025

From operations:

Net investment income	$3,020,494	$4,339,522	$19,633,503	$39,979,745

Net realized gain (loss)	7,379,506	(1,329,348)	21,375,610	212,943,869

Net change in unrealized gain	2,670,152	35,119,919	332,942,237	208,324,995

Net increase in net assets resulting from operations	13,070,152	38,130,093	373,951,350	461,248,609

Distributions to shareholders:

From distributable earnings:

Class A Shares	(26,396)	(33,385)	(973,956)	(14,327,105)

Class C Shares	(1,494)	(3,521)	(18,379)	(3,200,745)

Institutional Shares	(104,901)	(110,370)	(8,855,827)	(105,297,538)

Investor Shares	(36,180)	(64,882)	(2,559,191)	(31,879,424)

Class R6 Shares	(1,339,161)	(2,487,205)	(2,383,949)	(26,854,362)

Class P Shares	(1,505,095)	(2,171,047)	(4,828,560)	(53,270,270)

Total distributions to shareholders	(3,013,227)	(4,870,410)	(19,619,862)	(234,829,444)

From share transactions:

Proceeds from sales of shares	8,877,769	3,900,738	236,877,014	520,985,394

Reinvestment of distributions	2,984,102	4,826,098	18,292,023	218,848,835

Cost of shares redeemed	(26,399,747)	(39,806,322)	(419,778,513)	(797,727,209)

Net decrease in net assets resulting from share transactions	(14,537,876)	(31,079,486)	(164,609,476)	(57,892,980)

TOTAL INCREASE (DECREASE)	(4,480,951)	2,180,197	189,722,012	168,526,185

Net assets:

Beginning of period	152,534,131	150,353,934	3,701,649,154	3,533,122,969

End of period	$148,053,180	$152,534,131	$3,891,371,166	$3,701,649,154

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	International Equity Dividend and Premium Fund

	Class A Shares

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.72		$6.95	$7.33	$6.55	$7.59	$7.16

Net investment income(a)	0.17		0.20	0.20	0.24 (b)	0.24	0.21

Net realized and unrealized gain (loss)	0.60		1.81	(0.38)	0.77	(1.02)	0.42

Total from investment operations	0.77		2.01	(0.18)	1.01	(0.78)	0.63

Distributions to shareholders from net investment income	(0.17)		(0.24)	(0.20)	(0.23)	(0.23)	(0.20)

Distributions to shareholders from return of capital	—		—	—	—	(0.03)	—

Total distributions	(0.17)		(0.24)	(0.20)	(0.23)	(0.26)	(0.20)

Net asset value, end of period	$9.32		$8.72	$6.95	$7.33	$6.55	$7.59

Total return(c)	8.89%		29.14%	(2.53)%	15.91%	(10.29)%	8.94%

Net assets, end of period (in 000s)	$1,440		$1,284	$1,205	$1,667	$1,576	$2,170

Ratio of net expenses to average net assets	1.19	%(d)	1.19%	1.20%	1.21%	1.23%	1.23%

Ratio of total expenses to average net assets	1.48	%(d)	1.54%	1.51%	1.43%	1.58%	1.39%

Ratio of net investment income to average net assets	3.75	%(d)	2.52%	2.75%	3.45%	3.63%	2.85%

Portfolio turnover rate(e)	5%		16%	12%	18%	26%	17%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.09% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	International Equity Dividend and Premium Fund

	Class C Shares

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.37		$6.68	$7.04	$6.30	$7.32	$6.90

Net investment income(a)	0.12		0.14	0.14	0.19 (b)	0.18	0.14

Net realized and unrealized gain (loss)	0.58		1.73	(0.36)	0.73	(0.98)	0.42

Total from investment operations	0.70		1.87	(0.22)	0.92	(0.80)	0.56

Distributions to shareholders from net investment income	(0.13)		(0.18)	(0.14)	(0.18)	(0.20)	(0.14)

Distributions to shareholders from return of capital	—		—	—	—	(0.02)	—

Total distributions	(0.13)		(0.18)	(0.14)	(0.18)	(0.22)	(0.14)

Net asset value, end of period	$8.94		$8.37	$6.68	$7.04	$6.30	$7.32

Total return(c)	8.37%		28.26%	(3.24)%	14.99%	(10.99)%	8.22%

Net assets, end of period (in 000s)	$104		$159	$106	$180	$206	$362

Ratio of net expenses to average net assets	1.94	%(d)	1.95%	1.94%	1.96%	1.98%	1.98%

Ratio of total expenses to average net assets	2.23	%(d)	2.30%	2.26%	2.18%	2.33%	2.16%

Ratio of net investment income to average net assets	2.71	%(d)	1.87%	1.99%	2.85%	2.77%	1.91%

Portfolio turnover rate(e)	5%		16%	12%	18%	26%	17%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.09% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	International Equity Dividend and Premium Fund

	Institutional Shares

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.52		$6.79	$7.16	$6.41	$7.43	$7.01

Net investment income(a)	0.19		0.23	0.23	0.25 (b)	0.25	0.24

Net realized and unrealized gain (loss)	0.58		1.76	(0.38)	0.75	(1.00)	0.41

Total from investment operations	0.77		1.99	(0.15)	1.00	(0.75)	0.65

Distributions to shareholders from net investment income	(0.19)		(0.26)	(0.22)	(0.25)	(0.24)	(0.23)

Distributions to shareholders from return of capital	—		—	—	—	(0.03)	—

Total distributions	(0.19)		(0.26)	(0.22)	(0.25)	(0.27)	(0.23)

Net asset value, end of period	$9.10		$8.52	$6.79	$7.16	$6.41	$7.43

Total return(c)	9.02%		29.64%	(2.15)%	16.15%	(9.99)%	9.38%

Net assets, end of period (in 000s)	$5,414		$3,039	$2,831	$4,248	$3,391	$4,417

Ratio of net expenses to average net assets	0.89	%(d)	0.89%	0.90%	0.89%	0.89%	0.89%

Ratio of total expenses to average net assets	1.11	%(d)	1.18%	1.15%	1.06%	1.21%	1.04%

Ratio of net investment income to average net assets	4.11	%(d)	2.97%	3.20%	3.71%	3.90%	3.19%

Portfolio turnover rate(e)	5%		16%	12%	18%	26%	17%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.09% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	International Equity Dividend and Premium Fund

	Investor Shares

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.49		$6.76	$7.14	$6.39	$7.41	$7.00

Net investment income(a)	0.17		0.22	0.22	0.26 (b)	0.25	0.23

Net realized and unrealized gain (loss)	0.58		1.77	(0.38)	0.74	(1.00)	0.40

Total from investment operations	0.75		1.99	(0.16)	1.00	(0.75)	0.63

Distributions to shareholders from net investment income	(0.18)		(0.26)	(0.22)	(0.25)	(0.24)	(0.22)

Distributions to shareholders from return of capital	—		—	—	—	(0.03)	—

Total distributions	(0.18)		(0.26)	(0.22)	(0.25)	(0.27)	(0.22)

Net asset value, end of period	$9.06		$8.49	$6.76	$7.14	$6.39	$7.41

Total return(c)	8.90%		29.71%	(2.35)%	16.13%	(10.09)%	9.15%

Net assets, end of period (in 000s)	$1,808		$2,298	$1,279	$1,296	$1,362	$5,313

Ratio of net expenses to average net assets	0.94	%(d)	0.94%	0.95%	0.96%	0.98%	0.98%

Ratio of total expenses to average net assets	1.23	%(d)	1.29%	1.27%	1.18%	1.33%	1.14%

Ratio of net investment income to average net assets	3.78	%(d)	2.84%	3.06%	3.82%	3.81%	3.09%

Portfolio turnover rate(e)	5%		16%	12%	18%	26%	17%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.09% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	International Equity Dividend and Premium Fund

	Class R6 Shares

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.52		$6.79	$7.16	$6.41	$7.43	$7.01

Net investment income(a)	0.17		0.23	0.22	0.25 (b)	0.25	0.23

Net realized and unrealized gain (loss)	0.60		1.76	(0.37)	0.76	(1.00)	0.42

Total from investment operations	0.77		1.99	(0.15)	1.01	(0.75)	0.65

Distributions to shareholders from net investment income	(0.19)		(0.26)	(0.22)	(0.26)	(0.24)	(0.23)

Distributions to shareholders from return of capital	—		—	—	—	(0.03)	—

Total distributions	(0.19)		(0.26)	(0.22)	(0.26)	(0.27)	(0.23)

Net asset value, end of period	$9.10		$8.52	$6.79	$7.16	$6.41	$7.43

Total return(c)	9.02%		29.65%	(2.14)%	16.17%	(9.99)%	9.38%

Net assets, end of period (in 000s)	$65,352		$76,821	$83,857	$76,462	$68,864	$91,208

Ratio of net expenses to average net assets	0.88	%(d)	0.88%	0.89%	0.88%	0.88%	0.88%

Ratio of total expenses to average net assets	1.11	%(d)	1.17%	1.15%	1.05%	1.20%	1.02%

Ratio of net investment income to average net assets	3.85	%(d)	2.99%	3.11%	3.77%	3.90%	3.14%

Portfolio turnover rate(e)	5%		16%	12%	18%	26%	17%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.09% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	International Equity Dividend and Premium Fund

	Class P Shares

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.53		$6.80	$7.17	$6.42	$7.44	$7.02

Net investment income(a)	0.18		0.23	0.22	0.26 (b)	0.25	0.23

Net realized and unrealized gain (loss)	0.59		1.76	(0.37)	0.75	(1.00)	0.42

Total from investment operations	0.77		1.99	(0.15)	1.01	(0.75)	0.65

Distributions to shareholders from net investment income	(0.19)		(0.26)	(0.22)	(0.26)	(0.24)	(0.23)

Distributions to shareholders from return of capital	—		—	—	—	(0.03)	—

Total distributions	(0.19)		(0.26)	(0.22)	(0.26)	(0.27)	(0.23)

Net asset value, end of period	$9.11		$8.53	$6.80	$7.17	$6.42	$7.44

Total return(c)	9.01%		29.61%	(2.14)%	16.14%	(9.97)%	9.37%

Net assets, end of period (in 000s)	$73,935		$68,933	$61,076	$69,385	$65,048	$81,611

Ratio of net expenses to average net assets	0.88	%(d)	0.88%	0.89%	0.88%	0.88%	0.88%

Ratio of total expenses to average net assets	1.11	%(d)	1.17%	1.14%	1.05%	1.20%	1.02%

Ratio of net investment income to average net assets	4.07	%(d)	2.91%	3.11%	3.77%	3.88%	3.17%

Portfolio turnover rate(e)	5%		16%	12%	18%	26%	17%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.09% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	U.S. Equity Dividend and Premium Fund

	Class A Shares

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$18.23		$17.07	$14.94	$13.12	$16.43	$14.20

Net investment income(a)	0.07		0.15	0.16	0.18	0.17	0.15

Net realized and unrealized gain (loss)	1.81		2.16	3.11	2.56	(2.59)	3.01

Total from investment operations	1.88		2.31	3.27	2.74	(2.42)	3.16

Distributions to shareholders from net investment income	(0.08)		(0.16)	(0.16)	(0.19)	(0.17)	(0.15)

Distributions to shareholders from net realized gains	—		(0.99)	(0.98)	(0.73)	(0.72)	(0.78)

Total distributions	(0.08)		(1.15)	(1.14)	(0.92)	(0.89)	(0.93)

Net asset value, end of period	$20.03		$18.23	$17.07	$14.94	$13.12	$16.43

Total return(b)	10.32%		13.56%	21.88%	21.04%	(14.84)%	22.42%

Net assets, end of period (in 000s)	$256,768		$238,786	$217,300	$176,352	$151,973	$183,895

Ratio of net expenses to average net assets	1.00	%(c)	1.00%	1.00%	1.02%	1.05%	1.06%

Ratio of total expenses to average net assets	1.10	%(c)	1.11%	1.11%	1.12%	1.14%	1.13%

Ratio of net investment income to average net assets	0.79	%(c)	0.85%	0.99%	1.24%	1.18%	0.97%

Portfolio turnover rate(d)	13%		29%	23%	30%	38%	19%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	U.S. Equity Dividend and Premium Fund

	Class C Shares

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$18.15		$17.00	$14.88	$13.07	$16.36	$14.14

Net investment income(a)	0.00	(b)	0.02	0.04	0.07	0.06	0.04

Net realized and unrealized gain (loss)	1.80		2.15	3.09	2.55	(2.57)	2.99

Total from investment operations	1.80		2.17	3.13	2.62	(2.51)	3.03

Distributions to shareholders from net investment income	(0.01)		(0.03)	(0.03)	(0.08)	(0.06)	(0.03)

Distributions to shareholders from net realized gains	—		(0.99)	(0.98)	(0.73)	(0.72)	(0.78)

Total distributions	(0.01)		(1.02)	(1.01)	(0.81)	(0.78)	(0.81)

Net asset value, end of period	$19.94		$18.15	$17.00	$14.88	$13.07	$16.36

Total return(c)	9.90%		12.76%	20.96%	20.12%	(15.48)%	21.48%

Net assets, end of period (in 000s)	$57,670		$58,879	$63,336	$70,396	$72,831	$109,023

Ratio of net expenses to average net assets	1.74	%(d)	1.75%	1.75%	1.77%	1.80%	1.81%

Ratio of total expenses to average net assets	1.85	%(d)	1.86%	1.86%	1.87%	1.89%	1.88%

Ratio of net investment income to average net assets	0.05	%(d)	0.11%	0.25%	0.50%	0.42%	0.23%

Portfolio turnover rate(e)	13%		29%	23%	30%	38%	19%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	U.S. Equity Dividend and Premium Fund

	Institutional Shares

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$18.15		$17.00	$14.88	$13.08	$16.37	$14.16

Net investment income(a)	0.10		0.21	0.22	0.23	0.22	0.21

Net realized and unrealized gain (loss)	1.80		2.14	3.10	2.53	(2.57)	2.99

Total from investment operations	1.90		2.35	3.32	2.76	(2.35)	3.20

Distributions to shareholders from net investment income	(0.10)		(0.21)	(0.22)	(0.23)	(0.22)	(0.21)

Distributions to shareholders from net realized gains	—		(0.99)	(0.98)	(0.73)	(0.72)	(0.78)

Total distributions	(0.10)		(1.20)	(1.20)	(0.96)	(0.94)	(0.99)

Net asset value, end of period	$19.95		$18.15	$17.00	$14.88	$13.08	$16.37

Total return(b)	10.48%		13.98%	22.28%	21.34%	(14.53)%	22.82%

Net assets, end of period (in 000s)	$1,685,886		$1,648,329	$1,569,561	$1,325,844	$1,122,307	$1,329,450

Ratio of net expenses to average net assets	0.68	%(c)	0.68%	0.68%	0.69%	0.71%	0.71%

Ratio of total expenses to average net assets	0.74	%(c)	0.75%	0.75%	0.76%	0.77%	0.76%

Ratio of net investment income to average net assets	1.11	%(c)	1.17%	1.31%	1.57%	1.52%	1.33%

Portfolio turnover rate(d)	13%		29%	23%	30%	38%	19%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	U.S. Equity Dividend and Premium Fund

	Investor Shares

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$18.17		$17.01	$14.89	$13.09	$16.38	$14.17

Net investment income(a)	0.10		0.19	0.20	0.21	0.21	0.19

Net realized and unrealized gain (loss)	1.79		2.16	3.11	2.54	(2.57)	2.99

Total from investment operations	1.89		2.35	3.31	2.75	(2.36)	3.18

Distributions to shareholders from net investment income	(0.10)		(0.20)	(0.21)	(0.22)	(0.21)	(0.19)

Distributions to shareholders from net realized gains	—		(0.99)	(0.98)	(0.73)	(0.72)	(0.78)

Total distributions	(0.10)		(1.19)	(1.19)	(0.95)	(0.93)	(0.97)

Net asset value, end of period	$19.96		$18.17	$17.01	$14.89	$13.09	$16.38

Total return(b)	10.49%		13.89%	22.18%	21.23%	(14.60)%	22.78%

Net assets, end of period (in 000s)	$519,316		$503,336	$495,902	$479,421	$409,319	$473,054

Ratio of net expenses to average net assets	0.75	%(c)	0.75%	0.75%	0.77%	0.80%	0.81%

Ratio of total expenses to average net assets	0.85	%(c)	0.86%	0.86%	0.87%	0.89%	0.88%

Ratio of net investment income to average net assets	1.04	%(c)	1.10%	1.24%	1.49%	1.44%	1.23%

Portfolio turnover rate(d)	13%		29%	23%	30%	38%	19%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	U.S. Equity Dividend and Premium Fund

	Class R6 Shares

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$18.14		$16.99	$14.87	$13.07	$16.36	$14.15

Net investment income(a)	0.10		0.21	0.22	0.23	0.22	0.21

Net realized and unrealized gain (loss)	1.79		2.14	3.10	2.54	(2.57)	2.99

Total from investment operations	1.89		2.35	3.32	2.77	(2.35)	3.20

Distributions to shareholders from net investment income	(0.10)		(0.21)	(0.22)	(0.24)	(0.22)	(0.21)

Distributions to shareholders from net realized gains	—		(0.99)	(0.98)	(0.73)	(0.72)	(0.78)

Total distributions	(0.10)		(1.20)	(1.20)	(0.97)	(0.94)	(0.99)

Net asset value, end of period	$19.93		$18.14	$16.99	$14.87	$13.07	$16.36

Total return(b)	10.49%		13.94%	22.31%	21.36%	(14.53)%	22.85%

Net assets, end of period (in 000s)	$453,142		$419,639	$379,238	$331,528	$304,083	$336,827

Ratio of net expenses to average net assets	0.67	%(c)	0.67%	0.67%	0.68%	0.70%	0.70%

Ratio of total expenses to average net assets	0.73	%(c)	0.74%	0.74%	0.75%	0.76%	0.75%

Ratio of net investment income to average net assets	1.11	%(c)	1.18%	1.32%	1.58%	1.54%	1.33%

Portfolio turnover rate(d)	13%		29%	23%	30%	38%	19%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	U.S. Equity Dividend and Premium Fund

	Class P Shares

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$18.15		$17.00	$14.88	$13.07	$16.37	$14.15

Net investment income(a)	0.10		0.21	0.22	0.23	0.22	0.21

Net realized and unrealized gain (loss)	1.79		2.14	3.10	2.55	(2.58)	3.00

Total from investment operations	1.89		2.35	3.32	2.78	(2.36)	3.21

Distributions to shareholders from net investment income	(0.10)		(0.21)	(0.22)	(0.24)	(0.22)	(0.21)

Distributions to shareholders from net realized gains	—		(0.99)	(0.98)	(0.73)	(0.72)	(0.78)

Total distributions	(0.10)		(1.20)	(1.20)	(0.97)	(0.94)	(0.99)

Net asset value, end of period	$19.94		$18.15	$17.00	$14.88	$13.07	$16.37

Total return(b)	10.49%		14.00%	22.22%	21.44%	(14.59)%	22.93%

Net assets, end of period (in 000s)	$918,590		$832,680	$807,786	$719,967	$605,229	$703,803

Ratio of net expenses to average net assets	0.67	%(c)	0.67%	0.67%	0.68%	0.70%	0.70%

Ratio of total expenses to average net assets	0.73	%(c)	0.74%	0.74%	0.75%	0.76%	0.75%

Ratio of net investment income to average net assets	1.12	%(c)	1.18%	1.32%	1.58%	1.53%	1.34%

Portfolio turnover rate(d)	13%		29%	23%	30%	38%	19%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements June 30, 2026 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified

Goldman Sachs International Equity Dividend and Premium Fund and Goldman Sachs U.S. Equity Dividend and Premium Fund	A, C, Institutional, Investor, R6 and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6 and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser (“Investment Adviser”) to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

27

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

International Equity Dividend and Premium Fund	Quarterly	Annually

U.S. Equity Dividend and Premium Fund	Quarterly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment is consistent with that presented within the Funds’ financial statements.

G. Income Tax Disclosure — The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that

28

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Central Government Fund and Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s financial statements at SEC.gov.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

29

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

30

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2026:

INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$—	$49	$—

Asia	249,880	37,859,788	4,320

Australia and Oceania	2,452,612	10,121,490	—

Europe	7,290,315	71,175,073	—

North America	1,960,760	12,393,463	—

Preferred Stocks	—	647,162	—

Total	$11,953,567	$132,197,025	$4,320

Derivative Type

Assets(b)

Futures Contracts	$5,049	$—	$—

Liabilities

Futures Contracts(b)	$(146)	$—	$—

Written Option Contracts	(1,904,819)	—	—

Total	$(1,904,965)	$—	$—

U.S. EQUITY DIVIDEND AND PREMIUM FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(c)

North America	$3,946,489,081	$—	$2,520

Securities Lending Reinvestment Vehicle	11,180,100	—	—

Investment Company	12,035,804	—	—

Total	$3,969,704,985	$—	$2,520

Derivative Type

Assets(b)

Futures Contracts	$324,765	$—	$—

Liabilities

Written Option Contracts	$(37,195,130)	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.
(c)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

31

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2026. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

International Equity Dividend and Premium Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Equity	Variation margin on futures contracts	$5,049	(a)	Variation margin on futures contracts; Written options, at value	$(1,904,965	)(a)
U.S. Equity Dividend and Premium Fund

Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities

Equity	Variation margin on futures contracts	$324,765	(a)	Written options, at value	$(37,195,130)

(a)

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2026. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

International Equity Dividend and Premium Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts and written options/Net change in unrealized gain (loss) on futures contracts and written options	$(2,698,023)	$(333,713)

U.S. Equity Dividend and Premium Fund

Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts and written options/Net change in unrealized gain (loss) on futures contracts and written options	$(20,225,294)	$(14,190,563)

32

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

4. INVESTMENTS IN DERIVATIVES (continued)

For the six months ended June 30, 2026, the relevant values for each derivative type were as follows:

	Average Number of Contracts or Shares/Units(a)

Fund	Futures Contracts	Written Options

International Equity Dividend and Premium Fund	23	6,081

U.S. Equity Dividend and Premium Fund	197	193,950

(a)

Amounts disclosed represent average number of contracts for futures contracts, or shares/units outstanding for written options, based on absolute values, which is indicative of volume for this derivative type, for the months that each Fund held such derivatives during the six months ended June 30, 2026.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended June 30, 2026, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

International Equity Dividend and Premium Fund	0.81%	0.73%	0.69%	0.68%	0.67%	0.81%	0.81%

U.S. Equity Dividend and Premium Fund	0.75	0.68	0.65	0.64	0.63	0.68	0.64*

^	The Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.
*

GSAM has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.64% as an annual percentage of the Fund’s average daily net assets. This arrangement will remain in effect through at least April 30, 2027, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Trustees.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund and Institutional Shares of Goldman Sachs Central Government Fund, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the six months ended June 30, 2026, GSAM waived $237 and $14,732 of the management fee for the International Equity Dividend and Premium Fund and U.S. Equity Dividend and Premium Fund, respectively.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as set forth below.

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GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

	Class A	Class C

Distribution and/or Service Plan	0.25%	0.75%

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the fiscal year ended June 30, 2026, Goldman Sachs did not retain any of the Class C Shares’ CDSC. During the six months ended June 30, 2026, Goldman Sachs retained the following amounts:

Front End Sales Charge

Fund	Class A

U.S. Equity Dividend and Premium Fund	$11,210

D. Service Plan — The Trust, on behalf of each applicable Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Funds.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C and Investor Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional Shares.

Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.06% and 0.04% as an annual percentage rate of the average daily net assets attributable to Class A, Class C and Investor Shares of the International Equity Dividend and Premium and U.S. Equity Dividend and Premium Funds, respectively. These arrangements will remain in effect through at least April 30, 2027, and prior to such date, Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the International Equity Dividend and Premium and U.S. Equity Dividend and Premium Funds are 0.044% and 0.004%, respectively. These Other Expense limitations will remain in place through at least April 30, 2027, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

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GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Goldman Sachs may voluntarily waive a portion of any payments under a Fund’s Distribution and Service Plan and Transfer Agency Agreement, and these waivers are in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

For the six months ended June 30, 2026, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions

International Equity Dividend and Premium Fund	$237	$1,028	$170,906	$172,171

U.S. Equity Dividend and Premium Fund	839,539	163,342	322,121	1,325,002

G. Line of Credit Facility — As of June 30, 2026, the Funds participated in a $1,550,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2026, the Funds did not have any borrowings under the facility. Prior to April 10, 2026, the facility was $1,300,000,000.

H. Other Transactions with Affiliates — For the six months ended June 30, 2026, Goldman Sachs earned $192 and $694 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the International Equity Dividend and Premium and U.S. Equity Dividend and Premium Funds, respectively.

As of June 30, 2026, the following Funds were the beneficial owners of 5% or more of total outstanding shares of the following Portfolio:

Fund	Goldman Sachs Enhanced Dividend Global Equity Portfolio

International Equity Dividend and Premium Fund	43%

U.S. Equity Dividend and Premium Fund	8

The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund and Goldman Sachs Central Government Fund, as of and for the six months ended June 30, 2026:

Fund	Underlying Fund	Beginning Value as of December 31, 2025	Purchases at Cost	Proceeds from Sales	Ending Value as of June 30, 2026	Shares as of June 30, 2026	Dividend Income

International Equity Dividend and Premium Fund	Goldman Sachs Central Government Fund — Institutional Shares	$ —	$2,772,825	$(2,772,825)	$—	—	$7,359

	Goldman Sachs Financial Square Government Fund — Institutional Shares	47	5,002,552	(5,002,599)	—	—	5,259

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GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund	Underlying Fund	Beginning Value as of December 31, 2025	Purchases at Cost	Proceeds from Sales	Ending Value as of June 30, 2026	Shares as of June 30, 2026	Dividend Income

U.S. Equity Dividend and Premium Fund	Goldman Sachs Central Government Fund — Institutional Shares	$ —	$114,271,325	$(102,235,521)	$12,035,804	12,035,804	$134,463

	Goldman Sachs Financial Square Government Fund — Institutional Shares	14,375	132,167,503	(132,181,878)	—	—	329,078

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2026, were as follows:

Fund	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of (Excluding U.S. Government and Agency Obligations)

International Equity Dividend and Premium Fund	$ 7,145,965	$ 28,588,549

U.S. Equity Dividend and Premium Fund	481,217,933	636,487,400

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the U.S. Equity Dividend and Premium and International Equity Dividend and Premium Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The U.S. Equity Dividend and Premium and International Equity Dividend and Premium Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities

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GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

7. SECURITIES LENDING (continued)

loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of June 30, 2026, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended June 30, 2026, are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the Six Months Ended June 30, 2026
Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Fund from Lending to Goldman Sachs	Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of June 30, 2026

International Equity Dividend and Premium Fund	$9	$83	$—

U.S. Equity Dividend and Premium Fund	378	3,653	—

The following table provides information about the Funds’ investments in the Government Money Market Fund for the six months ended June 30, 2026:

Fund	Beginning Value as of December 31, 2025	Purchases at cost	Proceeds from Sales	Ending Value as of June 30, 2026	Shares as of June 30, 2026

International Equity Dividend and Premium Fund	$—	$3,171,700	$(3,171,700)	$—	—

U.S. Equity Dividend and Premium Fund	236,700	21,532,545	(10,589,145)	11,180,100	11,180,100

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, December 31, 2025, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	International Equity Dividend and Premium Fund	U.S. Equity Dividend and Premium Fund

Capital loss carryforwards:

Perpetual Short-Term	$(14,212,299)	$—

Perpetual Long-Term	(67,757,092)	—

Total capital loss carryforwards	(81,969,391)	—

Timing differences(Real Estate Investment Trusts/Late Year Loss Deferral and Post October Capital Loss Deferral)	$(1,525,602)	$7,065

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GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

8. TAX INFORMATION (continued)

As of June 30, 2026, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	International Equity Dividend and Premium Fund	U.S. Equity Dividend and Premium Fund

Tax Cost	$82,893,202	$2,200,789,170

Gross unrealized gain	63,831,307	1,839,077,272

Gross unrealized loss	(2,569,597)	(70,158,937)

Net unrealized gain	$61,261,710	$1,768,918,335

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, net mark to market gains/(losses) on regulated options contracts, and differences in the tax treatment of passive foreign investment company investments, partnership investments, and underlying fund investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign Risk — Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Funds may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

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GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

9. OTHER RISKS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Management Risk — A strategy used by the Investment Adviser may fail to produce the intended results.

Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments.

Option Writing Risk — Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Fund’s NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments.

Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Tax-Managed Investment Risk — Because the Investment Adviser balances investment considerations and tax considerations, the pre-tax performance of the Goldman Sachs Tax-Advantaged Global Equity Portfolio may be lower than the performance of similar funds that are not tax-managed. This is because the Investment Adviser may choose not to make certain investments that may result in taxable distributions to the Goldman Sachs Tax-Advantaged Global Equity Portfolio. Even though tax managed strategies are being used, they may not reduce the amount of taxable income and capital gains distributed by the Goldman Sachs Tax-Advantaged Global Equity Portfolio to shareholders.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

39

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	International Equity Dividend and Premium Fund

	For the Six Months Ended
	June 30, 2026		For the Fiscal Year Ended
	(Unaudited)		December 31, 2025
	Shares	Dollars	Shares	Dollars
Class A Shares

Shares sold	8,520	$78,654	22,976	$187,288

Reinvestment of distributions	2,853	26,396	4,084	33,385

Shares redeemed	(4,119)	(37,928)	(53,301)	(398,435)

	7,254	67,122	(26,241)	(177,762)

Class C Shares

Shares sold	—	—	4,056	28,956

Reinvestment of distributions	167	1,494	451	3,521

Shares redeemed	(7,594)	(67,023)	(1,299)	(10,199)

	(7,427)	(65,529)	3,208	22,278

Institutional Shares

Shares sold	248,702	2,283,266	82,026	566,227

Reinvestment of distributions	9,443	85,332	10,073	80,220

Shares redeemed	(19,804)	(177,643)	(152,264)	(1,196,592)

	238,341	2,190,955	(60,165)	(550,145)

Investor Shares

Shares sold	22,514	204,753	153,364	1,125,132

Reinvestment of distributions	4,025	36,180	8,155	64,882

Shares redeemed	(97,892)	(878,041)	(79,688)	(605,309)

	(71,353)	(637,108)	81,831	584,705

Class R6 Shares

Shares sold	208,792	1,900,000	140,864	1,157,902

Reinvestment of distributions	147,641	1,329,605	311,414	2,473,043

Shares redeemed	(2,191,743)	(19,462,442)	(3,789,188)	(27,823,653)

	(1,835,310)	(16,232,837)	(3,336,910)	(24,192,708)

Class P Shares

Shares sold	493,703	4,411,096	104,294	835,233

Reinvestment of distributions	166,669	1,505,095	271,903	2,171,047

Shares redeemed	(626,650)	(5,776,670)	(1,278,945)	(9,772,134)

	33,722	139,521	(902,748)	(6,765,854)

NET DECREASE	(1,634,773)	$(14,537,876)	(4,241,025)	$(31,079,486)

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GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Notes to Financial Statements (continued) June 30, 2026 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	U.S. Equity Dividend and Premium Fund

	For the Six Months Ended
	June 30, 2026		For the Fiscal Year Ended
	(Unaudited)		December 31, 2025
	Shares	Dollars	Shares	Dollars
Class A Shares

Shares sold	902,880	$16,967,925	2,094,590	$36,740,557

Reinvestment of distributions	47,169	868,199	701,451	12,774,021

Shares redeemed	(1,228,071)	(23,113,295)	(2,430,127)	(42,638,263)

	(278,022)	(5,277,171)	365,914	6,876,315

Class C Shares

Shares sold	122,550	2,279,850	630,083	10,981,054

Reinvestment of distributions	1,012	17,539	166,795	3,033,033

Shares redeemed	(475,586)	(8,931,202)	(1,277,943)	(22,076,886)

	(352,024)	(6,633,813)	(481,065)	(8,062,799)

Institutional Shares

Shares sold	6,567,617	123,307,457	18,011,028	312,592,297

Reinvestment of distributions	445,023	8,166,186	5,354,453	97,015,062

Shares redeemed	(13,283,772)	(246,664,694)	(24,905,167)	(429,756,500)

	(6,271,132)	(115,191,051)	(1,539,686)	(20,149,141)

Investor Shares

Shares sold	2,008,731	37,605,940	6,051,610	105,544,917

Reinvestment of distributions	139,305	2,558,976	1,757,924	31,879,171

Shares redeemed	(3,835,151)	(71,788,928)	(9,257,115)	(160,056,154)

	(1,687,115)	(31,624,012)	(1,447,581)	(22,632,066)

Class R6 Shares

Shares sold	619,123	11,045,996	1,316,366	22,356,400

Reinvestment of distributions	101,353	1,859,906	1,153,857	20,893,743

Shares redeemed	(1,116,738)	(21,436,246)	(1,663,114)	(29,622,180)

	(396,262)	(8,530,344)	807,109	13,627,963

Class P Shares

Shares sold	2,474,247	45,669,846	1,875,542	32,770,169

Reinvestment of distributions	262,579	4,821,217	2,941,134	53,253,805

Shares redeemed	(2,548,520)	(47,844,148)	(6,469,587)	(113,577,226)

	188,306	2,646,915	(1,652,911)	(27,553,252)

NET DECREASE	(8,796,249)	$(164,609,476)	(3,948,220)	$(57,892,980)

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GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs International Equity Dividend and Premium Fund and Goldman Sachs U.S. Equity Dividend and Premium Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2027 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 15-17, 2026 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held five meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, securities lending, portfolio trading, distribution and other services;

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GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding commissions paid by the Fund and broker oversight, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution and service fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2025, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2026. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

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GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. They noted the efforts of the Funds’ portfolio management team to continue to enhance the investment models used in managing the Funds.

The Trustees observed that the International Equity Dividend and Premium Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one- and five-year periods, in the third quartile for the three-year period, and in the fourth quartile for the ten-year period, and had outperformed its benchmark index for the one- and five-year periods and underperformed for the three- and ten-year periods ended March 31, 2026. They noted that the U.S. Equity Dividend and Premium Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had underperformed its benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2026.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. The Trustees also noted that certain changes were being made to existing fee waiver or expense limitation arrangements of the International Equity Dividend and Premium Fund that would have the effect of decreasing total Fund expenses and increasing expenses of Class A, Class C, and Investor Shares of the Fund, with such changes taking effect in connection with the Fund’s next annual registration statement update. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2025 and 2024, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

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GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	International Equity Dividend and Premium Fund	U.S. Equity Dividend and Premium Fund

First $1 billion	0.81%	0.75%
Next $1 billion	0.73	0.68
Next $3 billion	0.69	0.65
Next $3 billion	0.68	0.64
Over $8 billion	0.67	0.63

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertakings to waive a portion of its management fee with respect to the U.S. Equity Dividend and Premium Fund and to limit certain expenses of the Funds that exceed specified levels, as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) current undertaking to waive a portion of its transfer agency fee with respect to certain share classes for each of the Funds. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the U.S. Equity Dividend and Premium Fund, which had asset levels above at least the first breakpoint during the prior fiscal year.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent (and fees earned by the Investment Adviser for managing the fund in which the Funds’ cash collateral is invested); (e) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (f) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (g) Goldman Sachs’ retention of certain fees as Fund Distributor; (h) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (i) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; and (j) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) the Funds’ ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Funds in connection with the

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GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS II

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

program; and (i) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2027.

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TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Brian J. Wildman GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President and Principal Executive Officer Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2026 Goldman Sachs. All rights reserved. TAXADVSAR2-26

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Funds’ statement regarding the basis for approval of their investment advisory contract is included in Item 7 of this report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	August 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	August 28, 2026

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	August 28, 2026